UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

March 1, 2022 – August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
August 31, 2022
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund    Class / Ticker : I / DSHFX, Z / DSHZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2022. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions. and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Kylee Beach
President, Brinker Capital Destinations Trust
August 31, 2022
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2022 and held for the six months ended August 31, 2022.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	(10.94)%	$1,000.00	$890.58	0.81%	$3.86
Destinations Large Cap Equity Fund – Class Z	(10.91)%	1,000.00	890.88	0.66%	3.15
Destinations Small-Mid Cap Equity Fund – Class I	(8.33)%	1,000.00	916.70	1.11%	5.36
Destinations Small-Mid Cap Equity Fund – Class Z	(8.26)%	1,000.00	917.40	0.96%	4.64
Destinations International Equity Fund – Class I	(14.95)%	1,000.00	850.50	1.17%	5.46
Destinations International Equity Fund – Class Z	(14.98)%	1,000.00	850.20	1.02%	4.76
Destinations Equity Income Fund – Class I	(5.21)%	1,000.00	947.90	0.93%	4.57
Destinations Equity Income Fund – Class Z	(5.16)%	1,000.00	948.40	0.78%	3.83
Destinations Core Fixed Income Fund – Class I	(8.17)%	1,000.00	918.30	0.81%	3.92
Destinations Core Fixed Income Fund – Class Z	(8.18)%	1,000.00	918.20	0.66%	3.19
Destinations Low Duration Fixed Income Fund – Class I	(1.96)%	1,000.00	980.40	0.93%	4.64
Destinations Low Duration Fixed Income Fund – Class Z	(1.85)%	1,000.00	981.50	0.78%	3.90
Destinations Global Fixed Income Opportunities Fund – Class I	(3.16)%	1,000.00	968.40	1.03%	5.11
Destinations Global Fixed Income Opportunities Fund – Class Z	(3.03)%	1,000.00	969.70	0.88%	4.37
Destinations Municipal Fixed Income Fund – Class I	(3.97)%	1,000.00	960.30	0.77%	3.80
Destinations Municipal Fixed Income Fund – Class Z	(3.89)%	1,000.00	961.10	0.62%	3.06
Destinations Multi Strategy Alternatives Fund – Class I	(2.80)%	1,000.00	971.97	1.31%	6.51
Destinations Multi Strategy Alternatives Fund – Class Z	(2.72)%	1,000.00	972.75	1.16%	5.77
Destinations Shelter Fund – Class I	(7.04)%	1,000.00	929.60	1.29%	6.27
Destinations Shelter Fund – Class Z	(6.96)%	1,000.00	930.40	1.14%	5.55

(1)
For the six months ended August 31, 2022.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,021.12	0.81%	$4.13
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.88	0.66%	3.36
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.61	1.11%	5.65
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.37	0.96%	4.89
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,019.31	1.17%	5.96
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,020.06	1.02%	5.19
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.52	0.93%	4.74
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,021.27	0.78%	3.97
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.12	0.81%	4.13
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.88	0.66%	3.36
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.52	0.93%	4.74
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.27	0.78%	3.97
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.01	1.03%	5.24
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.77	0.88%	4.48
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.32	0.77%	3.92
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,022.08	0.62%	3.16
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.60	1.31%	6.67
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,019.36	1.16%	5.90
Destinations Shelter Fund – Class I	5.00%	1,000.00	1,018.70	1.29%	6.56
Destinations Shelter Fund – Class Z	5.00%	1,000.00	1,019.46	1.14%	5.80

(1)
For the six months ended August 31, 2022.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 97.8%
BASIC MATERIALS – 1.3%
Chemicals – 0.7%
1,252	Air Products & Chemicals Inc.	$316,067
660	Albemarle Corp.	176,854
87,445	Celanese Corp., Class A Shares	9,694,153
1,178	CF Industries Holdings Inc.	121,876
196,267	Dow Inc.	10,009,617
2,896	DuPont de Nemours Inc.	161,133
111,741	Eastman Chemical Co.	10,168,431
1,408	Ecolab Inc.	230,673
716	FMC Corp.	77,385
1,437	International Flavors & Fragrances Inc.	158,760
2,843	Linde PLC	804,171
1,462	LyondellBasell Industries NV, Class A Shares	121,346
2,045	Mosaic Co.	110,164
1,340	PPG Industries Inc.	170,153
1,352	Sherwin-Williams Co.	313,799
	Total Chemicals	32,634,582
Forest Products & Paper – 0.2%
236,010	International Paper Co.	9,822,736
Iron/Steel – 0.0%
1,503	Nucor Corp.	199,809
Mining – 0.4%
516,370	Freeport-McMoRan Inc.	15,284,552
4,502	Newmont Corp.	186,203
	Total Mining	15,470,755
	TOTAL BASIC MATERIALS	58,127,882
COMMUNICATIONS – 15.2%
Advertising – 0.3%
315,811	Interpublic Group of Cos. Inc.	8,729,016
1,180	Omnicom Group Inc.	78,942
66,964	Trade Desk Inc., Class A Shares*	4,198,643
	Total Advertising	13,006,601
Internet – 12.1%
570,645	Alphabet Inc., Class A Shares*	61,755,202
952,180	Alphabet Inc., Class C Shares*	103,930,447
1,053,344	Amazon.com Inc.*	133,532,419
21,449	Booking Holdings Inc.*	40,234,249
766	CDW Corp.	130,756
411,449	Chewy Inc., Class A Shares*(a)	14,125,044
210,736	Coupang Inc., Class A Shares*	3,561,438
28,555	DoorDash Inc., Class A Shares*	1,710,445
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
3,162	eBay Inc.	$139,539
114,067	Etsy Inc.*	12,046,616
175,753	Expedia Group Inc.*	18,041,045
62,929	F5 Inc.*	9,883,629
558,268	Match Group Inc.*	31,558,890
242,481	Meta Platforms Inc., Class A Shares*	39,507,429
26,760	Netflix Inc.*	5,982,466
3,285	NortonLifeLock Inc.	74,208
36,689	Palo Alto Networks Inc.*	20,428,802
52,603	Sea Ltd., ADR*	3,261,386
47,175	Spotify Technology SA*	5,101,976
4,309	Twitter Inc.*	166,974
842,272	Uber Technologies Inc.*	24,223,743
56,164	VeriSign Inc.*	10,234,204
	Total Internet	539,630,907
Media – 0.7%
654	Charter Communications Inc., Class A Shares*	269,860
25,254	Comcast Corp., Class A Shares	913,942
1,410	DISH Network Corp., Class A Shares*	24,464
213	FactSet Research Systems Inc.	92,301
297,390	Fox Corp., Class A Shares	10,164,790
823	Fox Corp., Class B Shares	26,023
496,788	Liberty Media Corp.-Liberty SiriusXM*	20,547,152
2,207	News Corp., Class A Shares	37,342
680	News Corp., Class B Shares	11,723
3,426	Paramount Global, Class B Shares	80,134
10,280	Walt Disney Co.*	1,152,182
12,486	Warner Bros Discovery Inc.*	165,315
	Total Media	33,485,228
Telecommunications – 2.1%
1,267	Arista Networks Inc.*	151,888
40,440	AT&T Inc.	709,318
209,642	Ciena Corp.*	10,637,235
573,400	Cisco Systems Inc.	25,642,448
277,634	Corning Inc.	9,528,399
1,836	Juniper Networks Inc.	52,179
5,203	Lumen Technologies Inc.	51,822
46,266	Motorola Solutions Inc.	11,261,607
260,736	T-Mobile US Inc.*	37,535,555
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
23,703	Verizon Communications Inc.	$991,022
	Total Telecommunications	96,561,473
	TOTAL COMMUNICATIONS	682,684,209
CONSUMER CYCLICAL – 8.9%
Airlines – 0.0%
711	Alaska Air Group Inc.*	30,971
3,657	American Airlines Group Inc.*	47,504
3,614	Delta Air Lines Inc.*	112,287
3,344	Southwest Airlines Co.*	122,725
1,828	United Airlines Holdings Inc.*	63,998
	Total Airlines	377,485
Apparel – 0.8%
329,301	NIKE Inc., Class B Shares	35,054,091
395	PVH Corp.	22,219
261	Ralph Lauren Corp., Class A Shares	23,837
1,422	Tapestry Inc.	49,386
1,823	VF Corp.	75,563
	Total Apparel	35,225,096
Auto Manufacturers – 2.0%
51,077	Cummins Inc.	11,000,453
41,159	Ferrari NV	8,012,011
22,209	Ford Motor Co.	338,465
426,115	General Motors Co.	16,281,854
1,961	PACCAR Inc.	171,607
756,647	Rivian Automotive Inc., Class A Shares*(a)	24,749,923
87,201	Tesla Inc.*	24,033,468
	Total Auto Manufacturers	84,587,781
Auto Parts & Equipment – 0.0%
1,527	Aptiv PLC*	142,668
1,354	BorgWarner Inc.	51,046
	Total Auto Parts & Equipment	193,714
Distribution/Wholesale – 1.0%
1,205	Copart Inc.*	144,178
3,250	Fastenal Co.	163,572
802,166	LKQ Corp.	42,691,275
226	Pool Corp.	76,657
244	WW Grainger Inc.	135,405
	Total Distribution/Wholesale	43,211,087
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 0.2%
1,207	Caesars Entertainment Inc.*	$52,046
379,021	International Game Technology PLC	6,799,637
763	Live Nation Entertainment Inc.*	68,945
938	Penn Entertainment Inc.*	29,294
	Total Entertainment	6,949,922
Home Builders – 0.9%
1,821	DR Horton Inc.	129,564
1,476	Lennar Corp., Class A Shares	114,316
9,657	NVR Inc.*	39,980,559
1,342	PulteGroup Inc.	54,566
	Total Home Builders	40,279,005
Home Furnishings – 0.2%
131,038	Dolby Laboratories Inc., Class A Shares	9,597,223
317	Whirlpool Corp.	49,642
	Total Home Furnishings	9,646,865
Housewares – 0.0%
2,138	Newell Brands Inc.	38,163
Leisure Time – 0.0%
4,567	Carnival Corp.*	43,204
2,354	Norwegian Cruise Line Holdings Ltd.*	30,790
172,160	Peloton Interactive Inc., Class A Shares*	1,754,310
1,266	Royal Caribbean Cruises Ltd.*	51,716
	Total Leisure Time	1,880,020
Lodging – 0.6%
1,574	Hilton Worldwide Holdings Inc.	200,465
552,367	Las Vegas Sands Corp.*	20,785,570
1,545	Marriott International Inc., Class A Shares	237,528
1,998	MGM Resorts International	65,215
68,772	Wynn Resorts Ltd.*	4,166,895
	Total Lodging	25,455,673
Retail – 3.2%
352	Advance Auto Parts Inc.	59,361
112	AutoZone Inc.*	237,352
1,347	Bath & Body Works Inc.	50,283
144,827	Best Buy Co., Inc.	10,237,821
913	CarMax Inc.*	80,746
29,128	Carvana Co., Class A Shares*(a)	960,933
15,192	Chipotle Mexican Grill Inc., Class A Shares*	24,258,586
60,163	Costco Wholesale Corp.	31,411,102
721	Darden Restaurants Inc.	89,195
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
1,292	Dollar General Corp.	$306,747
1,270	Dollar Tree Inc.*	172,314
24,757	Domino’s Pizza Inc.	9,206,138
28,800	Floor & Decor Holdings Inc., Class A Shares*	2,343,168
804	Genuine Parts Co.	125,432
5,837	Home Depot Inc.	1,683,508
3,735	Lowe’s Cos. Inc.	725,113
6,906	Lululemon Athletica Inc.*	2,071,524
4,178	McDonald’s Corp.	1,054,026
371	O’Reilly Automotive Inc.*	258,632
154,561	Ross Stores Inc.	13,333,977
458,375	Starbucks Corp.	38,535,586
2,612	Target Corp.	418,808
6,634	TJX Cos. Inc.	413,630
632	Tractor Supply Co.	117,015
295	Ulta Beauty Inc.*	123,862
4,046	Walgreens Boots Alliance Inc.	141,853
7,931	Walmart Inc.	1,051,254
85,219	Yum! Brands Inc.	9,479,762
	Total Retail	148,947,728
Toys/Games/Hobbies – 0.0%
732	Hasbro Inc.	57,696
	TOTAL CONSUMER CYCLICAL	396,850,235
CONSUMER NON-CYCLICAL – 25.9%
Agriculture – 1.0%
246,872	Altria Group Inc.	11,138,865
152,598	Archer-Daniels-Midland Co.	13,411,838
104,028	Bunge Ltd.	10,316,457
110,765	Philip Morris International Inc.	10,576,950
	Total Agriculture	45,444,110
Beverages – 1.4%
138,510	Brown-Forman Corp., Class B Shares	10,069,677
22,039	Coca-Cola Co.	1,360,027
919	Constellation Brands Inc., Class A Shares	226,120
1,361,687	Keurig Dr Pepper Inc.	51,907,508
1,064	Molson Coors Beverage Co., Class B Shares	54,977
2,121	Monster Beverage Corp.*	188,408
7,811	PepsiCo Inc.	1,345,601
	Total Beverages	65,152,318
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 3.0%
42,750	Amgen Inc.	$10,272,825
11,893	Argenx SE, ADR*	4,494,008
73,895	Biogen Inc.*	14,437,605
386,962	BioMarin Pharmaceutical Inc.*	34,517,010
122	Bio-Rad Laboratories Inc., Class A Shares*	59,175
4,105	Corteva Inc.	252,170
163,426	Gilead Sciences Inc.	10,372,648
127,005	Illumina Inc.*	25,609,288
123,859	Incyte Corp.*	8,723,389
17,055	Moderna Inc.*	2,255,865
610	Regeneron Pharmaceuticals Inc.*	354,447
110,142	Sarepta Therapeutics Inc.*	12,047,332
34,909	Vertex Pharmaceuticals Inc.*	9,835,960
	Total Biotechnology	133,231,722
Commercial Services – 2.9%
2,360	Automatic Data Processing Inc.	576,808
41,200	Block Inc.*	2,885,359
14,862	Block Inc., Class A Shares*	1,024,140
6,219	Cintas Corp.	2,530,138
472,211	CoStar Group Inc.*	32,884,774
52,762	Equifax Inc.	9,958,827
437	FleetCor Technologies Inc.*	92,876
455	Gartner Inc.*	129,821
32,754	Global Payments Inc.	4,069,029
37,633	MarketAxess Holdings Inc.	9,355,187
913	Moody’s Corp.	259,767
2,026	Nielsen Holdings PLC	56,404
210,618	PayPal Holdings Inc.*	19,680,146
287,225	Quanta Services Inc.	40,584,892
618	Robert Half International Inc.	47,567
1,278	Rollins Inc.	43,145
1,961	S&P Global Inc.	690,625
63,305	TransUnion	4,676,340
409	United Rentals Inc.*	119,444
13,344	Verisk Analytics Inc., Class A Shares	2,497,463
	Total Commercial Services	132,162,752
Cosmetics/Personal Care – 1.7%
4,759	Colgate-Palmolive Co.	372,201
129,023	Estee Lauder Cos. Inc., Class A Shares	32,820,871
13,553	Procter & Gamble Co.	1,869,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
889,866	Unilever PLC, ADR	$40,391,018
	Total Cosmetics/Personal Care	75,453,591
Food – 2.1%
1,368,717	Albertsons Cos., Inc., Class A Shares	37,653,405
1,141	Campbell Soup Co.	57,484
2,708	Conagra Brands Inc.	93,101
3,406	General Mills Inc.	261,581
821	Hershey Co.	184,454
1,593	Hormel Foods Corp.	80,096
612	JM Smucker Co.	85,674
1,445	Kellogg Co.	105,109
4,008	Kraft Heinz Co.	149,899
3,706	Kroger Co.	177,666
820	Lamb Weston Holdings Inc.	65,215
1,410	McCormick & Co., Inc.	118,539
7,839	Mondelez International Inc., Class A Shares	484,921
447,529	Nestle SA, ADR(b)	52,387,745
2,865	Sysco Corp.	235,560
1,651	Tyson Foods Inc., Class A Shares	124,452
	Total Food	92,264,901
Healthcare-Products – 5.8%
9,891	Abbott Laboratories	1,015,311
38,843	ABIOMED Inc.*	10,071,213
209,651	Alcon Inc.	13,769,878
80,927	Align Technology Inc.*	19,721,910
137,800	Avantor Inc.*	3,432,598
2,827	Baxter International Inc.	162,439
222	Bio-Techne Corp.	73,662
635,349	Boston Scientific Corp.*	25,610,918
43,015	Cooper Cos. Inc.	12,364,232
111,656	Danaher Corp.	30,137,071
1,234	DENTSPLY SIRONA Inc.	40,438
421,512	Edwards Lifesciences Corp.*	37,978,231
298,591	Exact Sciences Corp.*	10,614,910
783	Henry Schein Inc.*	57,480
140,162	Hologic Inc.*	9,469,345
479	IDEXX Laboratories Inc.*	166,510
108,319	Insulet Corp.*	27,672,255
156,077	Intuitive Surgical Inc.*	32,111,282
256,975	Medtronic PLC	22,593,242
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
713	PerkinElmer Inc.	$96,298
826	ResMed Inc.	181,654
565	STERIS PLC	113,780
30,621	Stryker Corp.	6,283,429
264	Teleflex Inc.	59,733
2,211	Thermo Fisher Scientific Inc.	1,205,703
345	Waters Corp.*	103,017
418	West Pharmaceutical Services Inc.	124,016
1,180	Zimmer Biomet Holdings Inc.	125,458
	Total Healthcare-Products	265,356,013
Healthcare-Services – 3.2%
1,011	Catalent Inc.*	88,968
277,760	Centene Corp.*	24,926,182
285	Charles River Laboratories International Inc.*	58,496
122,254	DaVita Inc.*	10,427,044
1,362	Elevance Health Inc.	660,720
16,335	HCA Healthcare Inc.	3,232,206
39,215	Humana Inc.	18,893,003
1,069	IQVIA Holdings Inc.*	227,334
44,182	Laboratory Corp. of America Holdings	9,952,879
35,179	Molina Healthcare Inc.*	11,868,339
672	Quest Diagnostics Inc.	84,208
114,697	UnitedHealth Group Inc.	59,565,593
379	Universal Health Services Inc., Class B Shares	37,081
	Total Healthcare-Services	140,022,053
Household Products/Wares – 0.0%
467	Avery Dennison Corp.	85,751
1,366	Church & Dwight Co., Inc.	114,348
695	Clorox Co.	100,316
1,902	Kimberly-Clark Corp.	242,543
	Total Household Products/Wares	542,958
Pharmaceuticals – 4.8%
102,587	AbbVie Inc.	13,793,848
850	AmerisourceBergen Corp., Class A Shares	124,576
33,158	AstraZeneca PLC, ADR	2,068,396
119,835	Becton Dickinson & Co.	30,248,751
12,027	Bristol-Myers Squibb Co.	810,740
1,564	Cardinal Health Inc.	110,606
22,876	Cigna Corp.	6,484,202
370,765	CVS Health Corp.	36,390,585
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
2,188	DexCom Inc.*	$179,875
217,625	Eli Lilly & Co.	65,555,179
14,864	Johnson & Johnson	2,398,158
46,258	McKesson Corp.	16,976,686
255,403	Merck & Co., Inc.	21,801,200
433,895	Organon & Co.	12,379,024
31,691	Pfizer Inc.	1,433,384
6,828	Viatris Inc.	65,207
2,671	Zoetis Inc., Class A Shares	418,092
	Total Pharmaceuticals	211,238,509
	TOTAL CONSUMER NON-CYCLICAL	1,160,868,927
ENERGY – 5.0%
Energy-Alternate Sources – 0.0%
756	Enphase Energy Inc.*	216,549
313	SolarEdge Technologies Inc.*	86,379
	Total Energy-Alternate Sources	302,928
Oil & Gas – 4.7%
1,911	APA Corp.	74,739
11,099	Chevron Corp.	1,754,308
125,128	ConocoPhillips	13,695,260
4,594	Coterra Energy Inc.	142,000
281,811	Devon Energy Corp.	19,901,493
942	Diamondback Energy Inc.	125,550
282,584	EOG Resources Inc.	34,277,439
230,387	EQT Corp.	11,012,499
583,462	Exxon Mobil Corp.	55,773,133
171,232	Hess Corp.	20,681,401
3,998	Marathon Oil Corp.	102,309
288,354	Marathon Petroleum Corp.	29,051,665
5,010	Occidental Petroleum Corp.	355,710
2,718	Phillips 66	243,152
1,271	Pioneer Natural Resources Co.	321,843
699,516	Suncor Energy Inc.	22,608,357
2,308	Valero Energy Corp.	270,313
	Total Oil & Gas	210,391,171
Oil & Gas Services – 0.3%
5,284	Baker Hughes Co., Class A Shares	133,474
5,073	Halliburton Co.	152,849
326,949	Schlumberger NV	12,473,104
	Total Oil & Gas Services	12,759,427
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – 0.0%
11,010	Kinder Morgan Inc.	$201,703
2,518	ONEOK Inc.	154,177
6,860	Williams Cos. Inc.	233,446
	Total Pipelines	589,326
	TOTAL ENERGY	224,042,852
FINANCIAL – 16.4%
Banks – 3.2%
40,051	Bank of America Corp.	1,346,114
4,177	Bank of New York Mellon Corp.	173,471
10,970	Citigroup Inc.	535,446
2,794	Citizens Financial Group Inc.	102,484
244,004	Comerica Inc.	19,593,521
3,861	Fifth Third Bancorp	131,853
1,012	First Republic Bank	153,652
98,030	Goldman Sachs Group Inc.	32,611,640
8,118	Huntington Bancshares Inc.	108,781
16,591	JPMorgan Chase & Co.	1,886,894
5,244	KeyCorp	92,766
1,012	M&T Bank Corp.	183,961
303,524	Morgan Stanley	25,866,315
1,173	Northern Trust Corp.	111,541
2,336	PNC Financial Services Group Inc.	369,088
5,319	Regions Financial Corp.	115,263
354	Signature Bank	61,723
2,066	State Street Corp.	141,211
332	SVB Financial Group*	134,965
7,537	Truist Financial Corp.	353,033
949,243	US Bancorp	43,294,973
278,750	Wells Fargo & Co.	12,184,163
856	Zions Bancorp N.A.	47,106
	Total Banks	139,599,964
Diversified Financial Services – 4.9%
3,446	American Express Co.	523,792
81,889	Ameriprise Financial Inc.	21,947,071
415,761	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	819,049
806	BlackRock Inc., Class A Shares	537,110
2,220	Capital One Financial Corp.	234,920
602	Cboe Global Markets Inc.	71,018
97,464	Charles Schwab Corp.	6,915,071
137,255	CME Group Inc., Class A Shares	26,848,451
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
1,587	Discover Financial Services	$159,478
1,588	Franklin Resources Inc.	41,399
3,172	Intercontinental Exchange Inc.	319,896
612,602	Invesco Ltd.	10,089,555
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(b)(c)@	16,920
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(b)(c)@	323,798
83,191	Mastercard Inc., Class A Shares	26,984,665
1,983	Nasdaq Inc.	118,048
1,098	Raymond James Financial Inc.	114,598
2,833	Synchrony Financial	92,781
1,294	T Rowe Price Group Inc.	155,280
632,022	Visa Inc., Class A Shares	125,589,092
	Total Diversified Financial Services	221,901,992
Equity Real Estate Investment Trusts (REITs) – 0.2%
839	Alexandria Real Estate Equities Inc.	128,703
2,625	American Tower Corp.	666,881
789	AvalonBay Communities Inc.	158,518
803	Boston Properties Inc.	63,782
602	Camden Property Trust	77,363
2,440	Crown Castle Inc.	416,825
1,602	Digital Realty Trust Inc.	198,055
2,150	Duke Realty Corp.	126,527
514	Equinix Inc.	337,888
1,929	Equity Residential	141,164
368	Essex Property Trust Inc.	97,542
756	Extra Space Storage Inc.	150,240
399	Federal Realty Investment Trust	40,407
3,045	Healthpeak Properties Inc.	79,931
4,032	Host Hotels & Resorts Inc.	71,649
1,635	Iron Mountain Inc.	86,017
3,482	Kimco Realty Corp.	73,401
651	Mid-America Apartment Communities Inc.	107,851
4,178	Prologis Inc.	520,203
861	Public Storage	284,845
3,398	Realty Income Corp.	232,015
870	Regency Centers Corp.	52,931
614	SBA Communications Corp., Class A Shares	199,703
1,855	Simon Property Group Inc.	189,173
1,689	UDR Inc.	75,785
2,254	Ventas Inc.	107,876
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
5,440	VICI Properties Inc.	$179,466
898	Vornado Realty Trust	23,546
2,564	Welltower Inc.	196,531
251,560	Weyerhaeuser Co.	8,593,290
	Total Equity Real Estate Investment Trusts (REITs)	13,678,108
Insurance – 7.0%
3,348	Aflac Inc.	198,938
1,553	Allstate Corp.	187,136
4,475	American International Group Inc.	231,581
45,372	Aon PLC, Class A Shares	12,670,585
1,177	Arthur J Gallagher & Co.	213,708
163,071	Assurant Inc.	25,845,123
446,739	Berkshire Hathaway Inc., Class B Shares*	125,444,311
1,324	Brown & Brown Inc.	83,465
164,370	Chubb Ltd.	31,074,149
846	Cincinnati Financial Corp.	82,028
222	Everest Re Group Ltd.	59,729
525	Globe Life Inc.	51,025
117,907	Hartford Financial Services Group Inc.	7,582,599
940	Lincoln National Corp.	43,296
1,107	Loews Corp.	61,228
2,835	Marsh & McLennan Cos. Inc.	457,484
338,395	MetLife Inc.	21,768,950
1,328	Principal Financial Group Inc.	99,281
138,900	Progressive Corp.	17,036,085
2,135	Prudential Financial Inc.	204,426
1,362	Travelers Cos. Inc.	220,154
358,003	Voya Financial Inc.	22,027,925
218,391	Willis Towers Watson PLC	45,169,811
1,183	WR Berkley Corp.	76,658
	Total Insurance	310,889,675
Private Equity – 1.1%
189,298	Ares Management Corp., Class A Shares	14,034,554
651,144	KKR & Co., Inc.	32,921,841
	Total Private Equity	46,956,395
Real Estate – 0.0%
1,846	CBRE Group Inc., Class A Shares*	145,760
	TOTAL FINANCIAL	733,171,894
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 7.6%
Aerospace/Defense – 2.9%
56,759	Airbus SE	$5,582,808
85,936	Boeing Co.*	13,771,244
46,049	General Dynamics Corp.	10,541,998
280,464	Howmet Aerospace Inc.	9,936,840
91,020	L3Harris Technologies Inc.	20,769,854
24,421	Lockheed Martin Corp.	10,259,506
57,641	Northrop Grumman Corp.	27,551,822
268,246	Raytheon Technologies Corp.	24,075,079
22,514	Teledyne Technologies Inc.*	8,293,257
293	TransDigm Group Inc.	175,914
	Total Aerospace/Defense	130,958,322
Building Materials – 0.3%
275,845	Carrier Global Corp.	10,791,056
766	Fortune Brands Home & Security Inc.	47,055
3,967	Johnson Controls International PLC	214,773
352	Martin Marietta Materials Inc.	122,394
1,355	Masco Corp.	68,929
291	Mohawk Industries Inc.*	32,115
749	Vulcan Materials Co.	124,701
	Total Building Materials	11,401,023
Electrical Components & Equipment – 0.1%
1,306	AMETEK Inc.	156,929
3,354	Emerson Electric Co.	274,156
22,006	Generac Holdings Inc.*	4,850,342
	Total Electrical Components & Equipment	5,281,427
Electronics – 0.4%
1,696	Agilent Technologies Inc.	217,512
506	Allegion PLC	48,121
3,382	Amphenol Corp., Class A Shares	248,678
2,025	Fortive Corp.	128,243
858	Garmin Ltd.	75,924
3,845	Honeywell International Inc.	728,051
77,163	Hubbell Inc., Class B Shares	15,918,727
1,033	Keysight Technologies Inc.*	169,298
128	Mettler-Toledo International Inc.*	155,195
1,820	TE Connectivity Ltd.	229,702
1,417	Trimble Inc.*	89,625
	Total Electronics	18,009,076
Engineering & Construction – 0.0%
730	Jacobs Solutions Inc.	90,943
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Environmental Control – 0.0%
934	Pentair PLC	$41,563
1,179	Republic Services Inc., Class A Shares	168,267
2,158	Waste Management Inc.	364,767
	Total Environmental Control	574,597
Hand/Machine Tools – 0.0%
302	Snap-on Inc.	65,794
853	Stanley Black & Decker Inc.	75,149
	Total Hand/Machine Tools	140,943
Machinery-Construction & Mining – 0.7%
644,105	Bloom Energy Corp., Class A Shares*	16,366,708
71,634	Caterpillar Inc.	13,231,516
	Total Machinery-Construction & Mining	29,598,224
Machinery-Diversified – 0.5%
1,577	Deere & Co.	575,999
813	Dover Corp.	101,592
429	IDEX Corp.	86,319
425,636	Ingersoll Rand Inc.	20,162,377
306	Nordson Corp.	69,514
2,399	Otis Worldwide Corp.	173,256
656	Rockwell Automation Inc.	155,433
1,055	Westinghouse Air Brake Technologies Corp.	92,471
1,018	Xylem Inc.	92,740
	Total Machinery-Diversified	21,509,701
Miscellaneous Manufacturers – 1.7%
3,225	3M Co.	401,029
169,346	AO Smith Corp.	9,559,582
158,641	Eaton Corp. PLC	21,676,706
6,207	General Electric Co.	455,842
1,601	Illinois Tool Works Inc.	311,923
725	Parker-Hannifin Corp.	192,125
165,084	Textron Inc.	10,297,940
224,922	Trane Technologies PLC	34,653,733
	Total Miscellaneous Manufacturers	77,548,880
Packaging & Containers – 0.0%
8,547	Amcor PLC	102,649
1,829	Ball Corp.	102,076
536	Packaging Corp. of America	73,389
837	Sealed Air Corp.	45,039
1,486	WestRock Co.	60,317
	Total Packaging & Containers	383,470
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Shipbuilding – 0.3%
45,799	Huntington Ingalls Industries Inc.	$10,545,678
Transportation – 0.7%
734	CH Robinson Worldwide Inc.	83,786
12,282	CSX Corp.	388,725
956	Expeditors International of Washington Inc.	98,363
70,650	FedEx Corp.	14,893,727
474	JB Hunt Transport Services Inc.	82,485
1,354	Norfolk Southern Corp.	329,198
14,311	Old Dominion Freight Line Inc.	3,884,149
3,548	Union Pacific Corp.	796,561
57,311	United Parcel Service Inc., Class B Shares	11,147,563
	Total Transportation	31,704,557
	TOTAL INDUSTRIAL	337,746,841
TECHNOLOGY – 15.6%
Computers – 3.7%
3,578	Accenture PLC, Class A Shares	1,032,110
547,327	Apple Inc.	86,050,751
43,500	CACI International Inc., Class A Shares*	12,217,845
75,654	Check Point Software Technologies Ltd.*	9,096,637
2,966	Cognizant Technology Solutions Corp., Class A Shares	187,362
111,279	Crowdstrike Holdings Inc., Class A Shares*	20,320,658
1,380	DXC Technology Co.*	34,196
320	EPAM Systems Inc.*	136,480
167,275	Fortinet Inc.*	8,144,620
932,652	Hewlett Packard Enterprise Co.	12,684,067
5,950	HP Inc.	170,825
5,081	International Business Machines Corp.	652,654
97,288	Leidos Holdings Inc.	9,247,224
1,255	NetApp Inc.	90,523
1,137	Seagate Technology Holdings PLC	76,134
1,767	Western Digital Corp.*	74,673
	Total Computers	160,216,759
Office/Business Equipment – 0.1%
300	Zebra Technologies Corp., Class A Shares*	90,492
Semiconductors – 2.3%
127,871	Advanced Micro Devices Inc.*	10,852,412
2,966	Analog Devices Inc.	449,438
4,990	Applied Materials Inc.	469,409
30,787	ASML Holding NV, Class NY Registered Shares, ADR	15,083,783
2,306	Broadcom Inc.	1,150,948
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
23,098	Intel Corp.	$737,288
843	KLA Corp.	290,102
788	Lam Research Corp.	345,073
3,139	Microchip Technology Inc.	204,820
6,322	Micron Technology Inc.	357,383
245	Monolithic Power Systems Inc.	111,029
294,656	NVIDIA Corp.	44,475,377
1,483	NXP Semiconductors NV	244,072
2,454	ON Semiconductor Corp.*	168,762
100,501	Qorvo Inc.*	9,022,980
174,482	QUALCOMM Inc.	23,078,734
926	Skyworks Solutions Inc.	91,257
920	Teradyne Inc.	77,869
5,215	Texas Instruments Inc.	861,570
	Total Semiconductors	108,072,306
Software – 9.5%
4,399	Activision Blizzard Inc.	345,278
87,446	Adobe Inc.*	32,655,834
917	Akamai Technologies Inc.*	82,787
493	ANSYS Inc.*	122,412
27,819	Atlassian Corp. PLC, Class A Shares*	6,889,654
1,229	Autodesk Inc.*	247,938
13,502	Bill.com Holdings Inc.*	2,185,704
97,043	Black Knight Inc.*	6,420,365
659	Broadridge Financial Solutions Inc.	112,801
1,565	Cadence Design Systems Inc.*	271,950
575	Canva Inc.*(b)(c)@	549,096
1,271	Celonis SE*(b)(c)@	470,003
45,628	Ceridian HCM Holding Inc.*	2,721,254
704	Citrix Systems Inc.	72,350
1,588	Electronic Arts Inc.	201,470
3,985	Epic Games Inc., Private Placement*(b)(c)@	3,706,050
3,438	Fidelity National Information Services Inc.	314,130
637,871	Fiserv Inc.*	64,546,166
9,544	HashiCorp Inc., Class A Shares*(a)	337,380
148,083	Intuit Inc.	63,939,278
411	Jack Henry & Associates Inc.	78,994
835	Magic Leap Inc., Series D, Private Placement*(b)(c)@	16,034
403,163	Microsoft Corp.	105,415,030
7,522	MongoDB Inc., Class A Shares*	2,428,553
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
75,435	MSCI Inc., Class A Shares	$33,888,419
8,896	Oracle Corp.	659,638
1,813	Paychex Inc.	223,615
272	Paycom Software Inc.*	95,526
594	PTC Inc.*	68,245
17,114	Roper Technologies Inc.	6,889,754
209,004	Salesforce Inc.*	32,629,704
118,648	SentinelOne Inc., Class A Shares*	3,240,277
125,705	ServiceNow Inc.*	54,633,907
20,012	Stripe Inc., Class B Shares, Private Placement*(b)(c)@	461,076
866	Synopsys Inc.*	299,653
893	Take-Two Interactive Software Inc.*	109,446
231	Tyler Technologies Inc.*	85,819
	Total Software	427,415,590
	TOTAL TECHNOLOGY	695,795,147
UTILITIES – 1.9%
Electric – 1.9%
384,767	AES Corp.	9,792,320
1,414	Alliant Energy Corp.	86,311
1,454	Ameren Corp.	134,670
2,901	American Electric Power Co., Inc.	290,680
3,551	CenterPoint Energy Inc.	111,963
1,637	CMS Energy Corp.	110,563
1,997	Consolidated Edison Inc.	195,187
429,490	Constellation Energy Corp.	35,042,089
4,573	Dominion Energy Inc.	374,071
1,094	DTE Energy Co.	142,592
4,343	Duke Energy Corp.	464,310
2,145	Edison International	145,367
1,135	Entergy Corp.	130,866
1,295	Evergy Inc.	88,746
1,941	Eversource Energy	174,088
794,730	Exelon Corp.	34,896,594
3,219	FirstEnergy Corp.	127,311
11,079	NextEra Energy Inc.	942,380
1,382	NRG Energy Inc.	57,049
637	Pinnacle West Capital Corp.	47,998
4,157	PPL Corp.	120,886
2,820	Public Service Enterprise Group Inc.	181,495
1,775	Sempra Energy	292,822
5,984	Southern Co.	461,187
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
1,781	WEC Energy Group Inc.	$183,692
3,077	Xcel Energy Inc.	228,467
	Total Electric	84,823,704
Gas – 0.0%
785	Atmos Energy Corp.	89,003
2,292	NiSource Inc.	67,637
	Total Gas	156,640
Water – 0.0%
1,025	American Water Works Co., Inc.	152,161
	TOTAL UTILITIES	85,132,505
	TOTAL COMMON STOCKS (Cost – $3,839,989,069)	4,374,420,492
PREFERRED STOCKS – 0.2%
CONSUMER CYCLICAL – 0.0%
Auto Manufacturers – 0.0%
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(b)(c)@	663,672
9,549	Waymo LLC, Series A2, Private Placement*(b)(c)@	875,853
	Total Auto Manufacturers	1,539,525
	TOTAL CONSUMER CYCLICAL	1,539,525
FINANCIAL – 0.0%
Diversified Financial Services – 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(b)(c)@	49,450
13,638	Maplebear Inc. d/b/a Instacart, Series G*(b)(c)@	661,170
2,066	Maplebear Inc. d/b/a Instacart, Series I*(b)(c)@	100,160
	Total Diversified Financial Services	810,780
	TOTAL FINANCIAL	810,780
INDUSTRIAL – 0.1%
Electrical Components & Equipment – 0.1%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	1,403,600
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(b)(c)@	1,156,085
	Total Electrical Components & Equipment	2,559,685
Environmental Control – 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(b)(c)@	1,221,353
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*(b)(c)@	2,259,447
26,242	Nuro Inc., Series D*(b)(c)@	547,033
	Total Machinery	2,806,480
	TOTAL INDUSTRIAL	6,587,518
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
TECHNOLOGY – 0.1%
Software – 0.1%
27	Canva Inc., Series A, Private Placement*(b)(c)@	$25,784
10	Canva Inc., Series A-3, Private Placement*(b)(c)@	9,550
1	Canva Inc., Series A-4, Private Placement*(b)(c)@	955
3,314	Celonis SE, Series D*(b)(c)@	1,225,484
6,765	Formagrid Inc.*(b)(c)@	711,746
20,620	Rappi Inc., Series E, Private Placement*(b)(c)@	1,062,549
	Total Software	3,036,068
	TOTAL TECHNOLOGY	3,036,068
	TOTAL PREFERRED STOCKS (Cost – $11,470,212)	11,973,891
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $3,851,459,281)	4,386,394,383
Face Amount†
SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
$4GBP	BNP Paribas – Paris, 0.870% due 9/1/22	5
1,000EUR	Citibank – London, (0.130)% due 9/1/22	1,005
36,359,308	Citibank – New York, 1.680% due 9/1/22	36,359,308
2,394,247	JPMorgan Chase & Co. – New York, 1.680% due 9/1/22	2,394,247
7,600,813	National Australia Bank – London, 1.680% due 9/1/22	7,600,813
7,323,164	Skandinaviska Enskilda Banken AB – Stockholm, 1.680% due 9/1/22	7,323,164
42,693,016	Sumitomo Mitsui Banking Corp. – Tokyo, 1.680% due 9/1/22	42,693,016
	TOTAL TIME DEPOSITS (Cost – $96,371,558)	96,371,558
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
27,118,026	Federated Government Obligations Fund, Premier Class, 2.140%(d) (Cost – $27,118,026)	$27,118,026
	TOTAL INVESTMENTS – 100.7% (Cost – $3,974,948,865)	4,509,883,967
	Liabilities in Excess of Other Assets – (0.7)%	(32,941,951)
	TOTAL NET ASSETS – 100.0%	$4,476,942,016

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (continued)

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $70,723,662 and represents 1.58% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$819,049	0.02%
Canva Inc.	12/17/2021	589,640	549,096	0.01%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	25,784	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	9,550	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	955	0.00%*
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,225,484	0.03%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,706,050	0.08%
Formagrid Inc.	12/8/2021	1,266,980	711,746	0.02%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,403,600	0.03%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,156,085	0.03%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	16,920	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	323,798	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	49,450	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	661,170	0.01%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	100,160	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	2,259,447	0.06%
Nuro Inc., Series D	10/29/2021	547,033	547,033	0.01%
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	1,062,549	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,221,353	0.03%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	663,672	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	461,076	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$18,335,917	0.41%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.8%
Financial	16.3
Technology	15.5
Communications	15.1
Consumer Cyclical	8.8
Industrial	7.6
Energy	5.0
Utilities	1.9
Basic Materials	1.3
Short-Term Investments	2.1
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

At August 31, 2022, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index September Futures	9	9/22	$184,642	$178,043	$(6,599)
S&P 500 E-mini Index September Futures	13	9/22	2,542,032	2,571,725	29,693
					$23,094
At August 31, 2022, Destinations Large Cap Equity Fund had deposited cash of  $139,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
EUR
 —     Euro

GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 95.8%
BASIC MATERIALS – 4.5%
Chemicals – 3.2%
38,800	Air Products & Chemicals Inc.	$9,795,060
112,992	Axalta Coating Systems Ltd.*	2,909,544
37,241	Cabot Corp.	2,680,235
47,965	Ingevity Corp.*	3,364,265
24,344	Innospec Inc.	2,275,190
89,200	PPG Industries Inc.	11,326,616
115,680	Valvoline Inc.	3,362,818
	Total Chemicals	35,713,728
Iron/Steel – 0.4%
141,407	ATI Inc.*	4,232,311
Mining – 0.9%
19,184	Cameco Corp.	559,214
227,221	Energy Fuels Inc.*(a)	1,845,034
191,944	Livent Corp.*	6,176,758
14,436	MP Materials Corp.*	505,116
539,375	Uranium Energy Corp.*	2,437,975
	Total Mining	11,524,097
	TOTAL BASIC MATERIALS	51,470,136
COMMUNICATIONS – 4.5%
Internet – 0.5%
107,721	ChannelAdvisor Corp.*	1,625,510
112,854	Couchbase Inc.*	1,872,248
98,572	Liquidity Services Inc.*	1,724,024
60,157	Perion Network Ltd.*	1,230,210
	Total Internet	6,451,992
Media – 0.2%
2,187	Nexstar Media Group Inc., Class A Shares	418,417
95,187	TEGNA Inc.	2,037,002
2,490	World Wrestling Entertainment Inc., Class A Shares(a)	169,345
	Total Media	2,624,764
Telecommunications – 3.8%
80,610	A10 Networks Inc.	1,120,479
59,429	Aviat Networks Inc.*	1,860,128
74,895	Calix Inc.*	4,407,571
46,465	Clearfield Inc.*	5,395,051
257,676	Extreme Networks Inc.*	3,692,497
522,135	Harmonic Inc.*	5,879,240
65,500	Motorola Solutions Inc.	15,943,355
348,688	Viavi Solutions Inc.*	4,909,527
	Total Telecommunications	43,207,848
	TOTAL COMMUNICATIONS	52,284,604
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 7.1%
Apparel – 0.6%
17,409	Carter’s Inc.	$1,285,655
1,129	Crocs Inc.*	83,207
17,332	Oxford Industries Inc.	1,849,844
55,080	Steven Madden Ltd.	1,603,379
90,816	Urban Outfitters Inc.*	1,828,126
	Total Apparel	6,650,211
Auto Manufacturers – 0.1%
54,279	Wabash National Corp.	892,890
Auto Parts & Equipment – 1.8%
26,866	Dorman Products Inc.*	2,435,403
299,600	Gentex Corp.	8,176,084
18,745	Gentherm Inc.*	1,122,826
179,509	Goodyear Tire & Rubber Co.*	2,518,511
95,484	Shyft Group Inc.	2,286,842
159,452	Titan International Inc.*	2,237,112
3,817	Visteon Corp.*	457,391
38,792	XPEL Inc.*	2,658,416
	Total Auto Parts & Equipment	21,892,585
Distribution/Wholesale – 0.0%
10,949	Core & Main Inc., Class A Shares*	258,068
Entertainment – 0.3%
207,667	Everi Holdings Inc.*	3,841,839
Food Service – 0.3%
241,487	Sovos Brands Inc.*	3,687,506
Home Builders – 0.5%
39,293	Skyline Champion Corp.*	2,226,734
76,200	Toll Brothers Inc.	3,336,798
	Total Home Builders	5,563,532
Leisure Time – 0.8%
142,305	Callaway Golf Co.*	3,149,210
221,285	Xponential Fitness Inc., Class A Shares*	4,056,154
34,962	YETI Holdings Inc.*	1,289,748
	Total Leisure Time	8,495,112
Lodging – 0.5%
124,714	Full House Resorts Inc.*	840,572
625,817	Playa Hotels & Resorts NV*	4,105,360
	Total Lodging	4,945,932
Retail – 1.8%
179,277	American Eagle Outfitters Inc.	2,018,659
99,812	Aspen Aerogels Inc.*	1,298,554
1,330	Boot Barn Holdings Inc.*	88,605
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
71,145	Caleres Inc.	$1,815,620
44,446	Dave & Buster’s Entertainment Inc.*	1,837,398
66,463	Designer Brands Inc., Class A Shares	1,133,859
53,041	Kura Sushi USA Inc., Class A Shares*	3,965,345
26,502	Murphy USA Inc.	7,690,085
5,972	Ollie’s Bargain Outlet Holdings Inc.*	330,311
2,751	Wingstop Inc.	313,229
	Total Retail	20,491,665
Toys/Games/Hobbies – 0.4%
164,784	Funko Inc., Class A Shares*	3,669,740
34,796	JAKKS Pacific Inc.*	779,430
	Total Toys/Games/Hobbies	4,449,170
	TOTAL CONSUMER CYCLICAL	81,168,510
CONSUMER NON-CYCLICAL – 28.9%
Agriculture – 0.2%
197,873	Vital Farms Inc.*	2,562,455
Beverages – 1.7%
43,189	Celsius Holdings Inc.*	4,469,630
217,663	Duckhorn Portfolio Inc.*	3,970,173
78,511	MGP Ingredients Inc.	8,593,814
175,737	Vita Coco Co., Inc.*(a)	2,634,298
	Total Beverages	19,667,915
Biotechnology – 5.6%
177,524	Altimmune Inc.*	3,919,730
58,184	Apellis Pharmaceuticals Inc.*	3,520,714
129,888	Avid Bioservices Inc.*	2,236,671
69,060	BELLUS Health Inc.*	787,284
73,252	Biomea Fusion Inc.*(a)	842,398
95,550	C4 Therapeutics Inc.*	963,144
136,618	Chinook Therapeutics Inc.*	2,841,654
73,237	CinCor Pharma Inc.*(a)	2,473,214
278,133	Crinetics Pharmaceuticals Inc.*	5,251,151
229,377	CTI BioPharma Corp.*(a)	1,440,488
132,617	Cytokinetics Inc.*	7,023,396
91,019	Day One Biopharmaceuticals Inc.*(a)	2,138,036
117,706	DICE Therapeutics Inc.*(a)	1,847,984
134,204	Dynavax Technologies Corp.*	1,539,320
13,195	Halozyme Therapeutics Inc.*	537,432
63,878	Imago Biosciences Inc.*(a)	928,147
139,948	IVERIC bio Inc.*	1,377,088
794	Karuna Therapeutics Inc.*	202,518
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
141,777	Nuvalent Inc., Class A Shares*(a)	$2,393,196
138,158	Relay Therapeutics Inc.*	3,173,489
40,801	REVOLUTION Medicines Inc.*	849,885
37,057	SpringWorks Therapeutics Inc.*	1,029,073
107,950	TransMedics Group Inc.*	5,616,639
76,066	VectivBio Holding AG*(b)	410,756
114,871	Ventyx Biosciences Inc.*(a)	2,343,368
23,322	Veru Inc.*(a)	356,827
48,776	Viridian Therapeutics Inc.*(a)	1,083,315
221,184	Xenon Pharmaceuticals Inc.*	8,584,151
	Total Biotechnology	65,711,068
Commercial Services – 5.3%
238,493	AirSculpt Technologies Inc.(a)	2,079,659
2,542	AMN Healthcare Services Inc.*	260,911
174,584	Cross Country Healthcare Inc.*	4,430,942
4,870	Driven Brands Holdings Inc.*	153,064
199,575	European Wax Center Inc., Class A Shares(a)	4,316,807
2,169	FTI Consulting Inc.*	348,341
89,000	Global Payments Inc.	11,056,470
38,000	Herc Holdings Inc.	4,276,140
137,485	Huron Consulting Group Inc.*	9,197,747
88,710	I3 Verticals Inc., Class A Shares*	2,072,266
89,876	Kelly Services Inc., Class A Shares	1,447,902
70,045	Korn Ferry	4,267,141
2,353	Paylocity Holding Corp.*	567,073
581,680	Payoneer Global Inc.*	3,850,722
262,160	Performant Financial Corp.*	547,914
27,200	Quanta Services Inc.	3,843,360
43,787	Resources Connection Inc.	855,598
4,304	Ritchie Bros Auctioneers Inc.	298,439
76,453	Stride Inc.*	2,915,917
130,595	Udemy Inc.*	1,940,642
15,745	WillScot Mobile Mini Holdings Corp.*	632,004
	Total Commercial Services	59,359,059
Cosmetics/Personal Care – 1.3%
144,076	Beauty Health Co.*	1,671,282
114,800	Colgate-Palmolive Co.	8,978,508
122,359	elf Beauty Inc.*	4,665,549
	Total Cosmetics/Personal Care	15,315,339
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 3.5%
76,930	Chefs’ Warehouse Inc.*	$2,564,846
9,069	Grocery Outlet Holding Corp.*	363,848
61,993	Hain Celestial Group Inc.*	1,255,978
237,781	Hostess Brands Inc., Class A Shares*	5,511,764
57,879	Ingredion Inc.	5,039,525
17,837	Lancaster Colony Corp.	3,006,426
54,652	Performance Food Group Co.*	2,731,507
135,621	Real Good Food Co., Inc., Class A Shares*	966,978
473,514	SunOpta Inc.*	4,701,994
84,800	Sysco Corp.	6,972,256
120,634	TreeHouse Foods Inc.*	5,621,544
112,412	Utz Brands Inc.	1,872,784
	Total Food	40,609,450
Healthcare-Products – 8.3%
250,004	Alphatec Holdings Inc.*	1,897,530
3,300	AtriCure Inc.*	150,546
5,042	Axonics Inc.*	364,285
262,400	Azenta Inc.	13,831,104
47,100	Cooper Cos. Inc.	13,538,424
48,065	Cutera Inc.*	2,295,104
102,961	Envista Holdings Corp.*	3,818,824
28,338	Establishment Labs Holdings Inc.*	1,762,057
1,475	Inari Medical Inc.*	102,291
15,202	Inspire Medical Systems Inc.*	2,911,031
65,465	Integra LifeSciences Holdings Corp.*	3,123,335
69,820	Lantheus Holdings Inc.*	5,501,816
57,110	NuVasive Inc.*	2,427,746
23,198	OrthoPediatrics Corp.*	1,138,790
92,708	PROCEPT BioRobotics Corp.*(a)	3,752,820
157,816	SeaSpine Holdings Corp.*	1,010,022
2,238	Shockwave Medical Inc.*	664,373
79,483	SI-BONE Inc.*	1,311,470
3,165	STAAR Surgical Co.*	299,377
73,000	Teleflex Inc.	16,516,980
81,473	Treace Medical Concepts Inc.*	1,631,904
162,800	Zimmer Biomet Holdings Inc.	17,308,896
	Total Healthcare-Products	95,358,725
Healthcare-Services – 1.6%
34,819	Amedisys Inc.*	4,124,311
101,017	Encompass Health Corp.	4,906,396
13,900	Humana Inc.	6,696,742
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
60,155	RadNet Inc.*	$1,208,514
189,568	Thorne HealthTech Inc.*(a)	887,178
	Total Healthcare-Services	17,823,141
Pharmaceuticals – 1.4%
2,875	Galapagos NV, ADR*	143,923
36,707	KalVista Pharmaceuticals Inc.*	604,564
134,071	Merus NV*	3,174,801
22,656	Morphic Holding Inc.*	623,493
3,046	Pacira BioSciences Inc.*	159,854
131,496	Prestige Consumer Healthcare Inc.*	6,651,068
94,507	Vaxcyte Inc.*	2,472,303
55,313	Y-mAbs Therapeutics Inc.*	889,433
	Total Pharmaceuticals	14,719,439
	TOTAL CONSUMER NON-CYCLICAL	331,126,591
ENERGY – 4.5%
Energy-Alternate Sources – 0.4%
105,523	Green Plains Inc.*	3,865,308
10,356	Shoals Technologies Group Inc., Class A Shares*	273,088
9,204	Sunnova Energy International Inc.*	232,125
70,647	TPI Composites Inc.*	1,313,328
	Total Energy-Alternate Sources	5,683,849
Oil & Gas – 2.4%
2,376	Civitas Resources Inc.	159,644
70,900	EOG Resources Inc.	8,600,170
55,918	Helmerich & Payne Inc.	2,390,495
70,489	Matador Resources Co.	4,201,144
59,718	Patterson-UTI Energy Inc.	889,798
77,577	PDC Energy Inc.	5,268,254
76,358	Ranger Oil Corp., Class A Shares	2,977,198
20,012	Southwestern Energy Co.*	149,890
240,516	Vertex Energy Inc.*(a)	2,044,386
	Total Oil & Gas	26,680,979
Oil & Gas Services – 1.3%
339,800	Baker Hughes Co., Class A Shares	8,583,348
139,968	ChampionX Corp.	3,052,702
199,666	NexTier Oilfield Solutions Inc.*	1,870,870
9,168	ProFrac Holding Corp., Class A Shares*(a)	180,518
100,649	Select Energy Services Inc., Class A Shares*	715,614
	Total Oil & Gas Services	14,403,052
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – 0.4%
5,471	Excelerate Energy Inc., Class A Shares	$140,495
186,994	Golar LNG Ltd.*	5,099,326
	Total Pipelines	5,239,821
	TOTAL ENERGY	52,007,701
FINANCIAL – 18.6%
Banks – 6.1%
149,436	Bank of NT Butterfield & Son Ltd.	4,874,602
167,486	BankUnited Inc.	6,205,356
10,700	First Citizens BancShares Inc., Class A Shares	8,687,972
184,464	First Interstate BancSystem Inc., Class A Shares	7,426,521
20,413	Metropolitan Bank Holding Corp.*	1,461,367
112,384	PacWest Bancorp	2,959,071
67,291	Pinnacle Financial Partners Inc.	5,431,057
56,700	Signature Bank	9,886,212
17,358	Triumph Bancorp Inc.*	1,074,634
327,695	Umpqua Holdings Corp.	5,813,309
113,689	Univest Financial Corp.	2,819,487
88,151	Western Alliance Bancorp	6,762,945
77,599	Wintrust Financial Corp.	6,544,700
	Total Banks	69,947,233
Diversified Financial Services – 0.5%
122,744	Flywire Corp.*	3,051,416
125,298	International Money Express Inc.*	2,806,675
	Total Diversified Financial Services	5,858,091
Equity Real Estate Investment Trusts (REITs) – 6.9%
485,200	American Homes 4 Rent, Class A Shares	17,253,712
441,075	Chimera Investment Corp.	3,749,137
130,570	Corporate Office Properties Trust	3,373,929
34,200	Extra Space Storage Inc.	6,796,566
609,600	Healthcare Realty Trust Inc., Class A Shares	14,825,472
188,400	National Retail Properties Inc.	8,459,160
94,005	National Storage Affiliates Trust	4,749,132
135,100	Rexford Industrial Realty Inc.	8,404,571
2,720	Ryman Hospitality Properties Inc.*	223,638
24,400	SBA Communications Corp., Class A Shares	7,936,100
151,786	STAG Industrial Inc.	4,675,009
	Total Equity Real Estate Investment Trusts (REITs)	80,446,426
Insurance – 4.6%
116,558	BRP Group Inc., Class A Shares*	3,659,921
8,420	Hanover Insurance Group Inc.	1,089,464
193,800	Hartford Financial Services Group Inc.	12,463,278
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
48,010	James River Group Holdings Ltd.	$1,140,718
2,901	Kinsale Capital Group Inc.	735,635
243,770	MGIC Investment Corp.	3,483,473
123,411	NMI Holdings Inc., Class A Shares*	2,533,628
52,610	Palomar Holdings Inc.*	4,171,447
107,000	Progressive Corp.	13,123,550
48,500	Willis Towers Watson PLC	10,031,255
	Total Insurance	52,432,369
Private Equity – 0.1%
46,197	Hercules Capital Inc.(a)	649,992
Real Estate – 0.4%
16,991	McGrath RentCorp	1,436,079
314,483	Newmark Group Inc., Class A Shares	3,223,451
	Total Real Estate	4,659,530
	TOTAL FINANCIAL	213,993,641
INDUSTRIAL – 15.4%
Aerospace/Defense – 1.9%
93,766	AAR Corp.*	4,020,686
35,400	General Dynamics Corp.	8,104,122
55,003	Hexcel Corp.	3,227,026
175,700	Howmet Aerospace Inc.	6,225,051
3,258	Spirit AeroSystems Holdings Inc., Class A Shares	98,066
	Total Aerospace/Defense	21,674,951
Building Materials – 1.5%
101,773	AZEK Co., Inc., Class A Shares*	1,857,357
32,800	Martin Marietta Materials Inc.	11,404,888
41,089	Masonite International Corp.*	3,361,902
	Total Building Materials	16,624,147
Electrical Components & Equipment – 0.3%
50,435	Belden Inc.	3,302,484
Electronics – 1.1%
23,644	CTS Corp.	1,000,614
3,297	Enovix Corp.*	72,930
122,500	Fortive Corp.	7,757,925
16,200	Hubbell Inc., Class B Shares	3,342,060
	Total Electronics	12,173,529
Engineering & Construction – 1.6%
2,177	Comfort Systems USA Inc.	218,440
36,347	Dycom Industries Inc.*	4,075,226
30,571	EMCOR Group Inc.	3,635,503
1,614	Exponent Inc.	151,490
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – (continued)
6,779	Fluor Corp.*	$179,237
49,100	Jacobs Solutions Inc.	6,116,878
29,814	NV5 Global Inc.*	4,196,619
	Total Engineering & Construction	18,573,393
Environmental Control – 1.2%
1,997	Casella Waste Systems Inc., Class A Shares*	163,614
64,714	Clean Harbors Inc.*	7,598,718
121,249	Energy Recovery Inc.*	2,781,452
5,472	Evoqua Water Technologies Corp.*	191,958
131,839	Harsco Corp.*	747,527
63,677	Montrose Environmental Group Inc.*	2,560,452
2,069	Tetra Tech Inc.	280,991
	Total Environmental Control	14,324,712
Hand/Machine Tools – 0.8%
84,302	Enerpac Tool Group Corp., Class A Shares	1,635,459
55,458	Regal Rexnord Corp.	7,630,466
	Total Hand/Machine Tools	9,265,925
Machinery-Construction & Mining – 0.4%
4,470	Bloom Energy Corp., Class A Shares*	113,583
81,349	BWX Technologies Inc.	4,240,723
	Total Machinery-Construction & Mining	4,354,306
Machinery-Diversified – 1.8%
109,829	Altra Industrial Motion Corp.	4,168,011
2,048	Applied Industrial Technologies Inc.	217,129
80,109	Cactus Inc., Class A Shares	3,200,355
3,757	Chart Industries Inc.*	728,332
92,243	CIRCOR International Inc.*	1,503,561
205,081	Gates Industrial Corp. PLC*	2,198,468
309,400	Zurn Elkay Water Solutions Corp.	8,533,252
	Total Machinery-Diversified	20,549,108
Metal Fabricate/Hardware – 1.0%
37,063	Standex International Corp.	3,350,866
12,874	Valmont Industries Inc.	3,563,781
90,951	Xometry Inc., Class A Shares*(a)	4,457,508
	Total Metal Fabricate/Hardware	11,372,155
Miscellaneous Manufacturers – 2.5%
1,451	Axon Enterprise Inc.*	169,303
43,685	EnPro Industries Inc.	3,956,114
36,532	Hillenbrand Inc.	1,522,288
148,780	ITT Inc.	10,791,013
27,600	Parker-Hannifin Corp.	7,314,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
43,400	Trane Technologies PLC	$6,686,638
	Total Miscellaneous Manufacturers	30,439,356
Packaging & Containers – 0.8%
111,268	Karat Packaging Inc.*	1,990,584
331,808	O-I Glass Inc.*	4,316,822
38,233	Silgan Holdings Inc.	1,741,513
	Total Packaging & Containers	8,048,919
Transportation – 0.5%
98,436	Air Transport Services Group Inc.*	2,965,877
25,288	Forward Air Corp.	2,453,947
2,145	Kirby Corp.*	143,844
	Total Transportation	5,563,668
	TOTAL INDUSTRIAL	176,266,653
TECHNOLOGY – 5.4%
Computers – 1.8%
16,567	CACI International Inc., Class A Shares*	4,653,173
2,622	CyberArk Software Ltd.*	378,302
23,408	Endava PLC, ADR*	2,364,208
26,530	ExlService Holdings Inc.*	4,449,346
236,528	Grid Dynamics Holdings Inc.*	4,780,231
11,183	KBR Inc.	540,139
36,123	Lumentum Holdings Inc.*	3,018,077
	Total Computers	20,183,476
Semiconductors – 1.5%
3,353	Ambarella Inc.*	227,602
58,321	Axcelis Technologies Inc.*	3,904,008
87,831	Impinj Inc.*	7,841,552
36,588	MACOM Technology Solutions Holdings Inc.*	2,017,828
3,685	MaxLinear Inc., Class A Shares*	132,402
97,495	Photronics Inc.*	1,637,916
95,192	SMART Global Holdings Inc.*	1,746,773
	Total Semiconductors	17,508,081
Software – 2.1%
40,839	Agilysys Inc.*	2,114,235
127,614	Alkami Technology Inc.*	1,850,403
9,932	Allscripts Healthcare Solutions Inc.*	168,844
66,332	BigCommerce Holdings Inc.*	1,105,754
6,798	Braze Inc., Class A Shares*(a)	279,942
9,744	Clear Secure Inc., Class A Shares*	223,527
51,616	Digi International Inc.*	1,709,006
2,648	DigitalOcean Holdings Inc.*(a)	111,454
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
70,351	Docebo Inc.*	$2,114,047
3,086	Duolingo Inc., Class A Shares*	290,146
11,442	EngageSmart Inc.*	228,497
1,977	Five9 Inc.*	193,963
5,718	Gitlab Inc., Class A Shares*	342,337
128,668	HireRight Holdings Corp.*	2,092,142
3,055	nCino Inc.*	96,355
87,202	Phreesia Inc.*	2,237,603
230,036	Rackspace Technology Inc.*	1,025,961
19,800	Roper Technologies Inc.	7,971,084
2,031	Sprout Social Inc., Class A Shares*	121,941
	Total Software	24,277,241
	TOTAL TECHNOLOGY	61,968,798
UTILITIES – 6.9%
Electric – 6.7%
83,700	Ameren Corp.	7,752,294
47,714	Black Hills Corp.	3,601,453
286,700	CenterPoint Energy Inc.	9,039,651
118,400	CMS Energy Corp.	7,996,736
98,400	Entergy Corp.	11,345,520
239,700	Exelon Corp.	10,525,227
38,401	IDACORP Inc.	4,194,925
131,823	Portland General Electric Co.	6,811,294
287,600	PPL Corp.	8,363,408
102,300	Xcel Energy Inc.	7,595,775
	Total Electric	77,226,283
Gas – 0.2%
34,696	Spire Inc.	2,424,904
	TOTAL UTILITIES	79,651,187
	TOTAL COMMON STOCKS (Cost – $1,012,570,533)	1,099,937,821
EXCHANGE TRADED FUNDS (ETFs) – 1.0%
18,360	iShares Russell 2000(a)	3,369,060
33,226	iShares Russell 2000 Value	4,807,138
44,294	iShares Russell Mid-Capital	3,047,870
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $10,246,711)	11,224,068
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
WARRANT – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
39,296	EQRx Inc., due 12/20/26, Strike Price $11.50*(b) (Cost – $75,222)	$36,152
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,022,892,466)	1,111,198,041
Face Amount
SHORT-TERM INVESTMENTS – 3.2%
TIME DEPOSITS – 3.2%
$8,977,321	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.680% due 9/1/22	8,977,321
26,552,366	Citibank – New York, 1.680% due 9/1/22	26,552,366
552,704	JPMorgan Chase & Co. – New York, 1.680% due 9/1/22	552,704
	TOTAL TIME DEPOSITS (Cost – $36,082,391)	36,082,391
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 3.2%
MONEY MARKET FUND – 3.2%
37,045,021	Federated Government Obligations Fund, Premier Class, 2.140%(c) (Cost – $37,045,021)	$37,045,021
	TOTAL INVESTMENTS – 103.2% (Cost – $1,096,019,878)	1,184,325,453
	Liabilities in Excess of Other Assets – (3.2)%	(37,090,067)
	TOTAL NET ASSETS – 100.0%	$1,147,235,386

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $446,908 and represents 0.04% of net assets.

(c)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

PLC
 —     Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	28.0%
Financial	18.1
Industrial	14.9
Consumer Cyclical	6.9
Utilities	6.7
Technology	5.2
Communications	4.4
Energy	4.4
Basic Materials	4.4
Diversified	0.0*
Exchange Traded Funds (ETFs)	0.9
Short-Term Investments	3.0
Money Market Fund	3.1
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 94.8%
Australia – 0.8%
8,500	Atlassian Corp. PLC, Class A Shares*	$2,105,110
583,206	Elmo Software Ltd.*(a)	1,190,785
1,531,864	Johns Lyng Group Ltd.	7,360,974
162,291	Pro Medicus Ltd.(a)	5,989,805
	Total Australia	16,646,674
Bermuda – 0.1%
160,573	Hiscox Ltd.	1,672,263
Brazil – 1.4%
746,987	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA	333,268
76,702	Afya Ltd., Class A Shares*	998,660
144,652	Azul SA*	458,709
30,913	Azul SA, ADR*(a)	289,036
768,495	B3 SA – Brasil Bolsa Balcao	1,751,265
1,228,568	Hapvida Participacoes e Investimentos SA(b)	1,719,979
86,052	Inter & Co., Inc.	344,205
496,560	Localiza Rent a Car SA	5,807,786
856,800	Pet Center Comercio e Participacoes SA	1,784,434
175,437	Rede D’Or Sao Luiz SA(b)	1,124,473
140,708	StoneCo Ltd., Class A Shares*	1,333,912
740,536	Suzano SA	6,303,040
821,800	TOTVS SA	4,511,955
170,258	XP Inc., Class A Shares*	3,275,764
	Total Brazil	30,036,486
Canada – 3.9%
70,086	Agnico Eagle Mines Ltd.	2,890,651
122,071	Canadian Pacific Railway Ltd.	9,138,235
3,217	Constellation Software Inc.	4,843,372
42,936	Definity Financial Corp.(a)	1,216,327
20,861	Descartes Systems Group Inc.*	1,468,614
388,400	Enbridge Inc.	16,019,300
132,173	EQB Inc.(a)	5,300,408
95,493	Franco-Nevada Corp.	11,482,576
59,000	Shopify Inc., Class A Shares*	1,867,350
39,032	Sun Life Financial Inc.	1,719,827
390,600	Suncor Energy Inc.	12,638,765
31,815	TECSYS Inc.(a)	786,683
103,198	TELUS International CDA Inc.*(a)	2,947,841
87,028	TMX Group Ltd.	8,741,570
75,261	Wheaton Precious Metals Corp.	2,297,691
	Total Canada	83,359,210
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 6.2%
142,975	Alibaba Group Holding Ltd., ADR*	$13,641,245
57,420	Baidu Inc., ADR*	8,266,757
299,793	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	1,314,517
1,639,583	China Conch Environment Protection Holdings Ltd.*	1,461,150
700,281	China Conch Venture Holdings Ltd.	1,430,173
861,300	China Mengniu Dairy Co., Ltd.*	3,891,819
68,371	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	1,927,581
830,176	Estun Automation Co., Ltd., Class A Shares(c)	2,266,435
353,022	Full Truck Alliance Co., Ltd., ADR*	2,788,874
33,682	GDS Holdings Ltd., ADR*(a)	917,498
469,512	GDS Holdings Ltd., Class A Shares*	1,609,479
102,234	Glodon Co., Ltd., Class A Shares(c)	724,979
355,100	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	1,638,015
110,608	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	1,728,329
474,783	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares(c)	2,039,778
409,709	Hua Hong Semiconductor Ltd.*(b)	1,203,280
462,400	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares(c)	2,390,416
403,050	JD Health International Inc.*(b)	2,784,146
27,736	JD.com Inc., ADR	1,760,959
8,262	JD.com Inc., Class A Shares	261,476
166,501	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares(c)	1,175,832
24,060	Kanzhun Ltd., ADR*	565,169
1,985,484	Kingdee International Software Group Co., Ltd.*	3,856,144
713,400	Kingsoft Corp., Ltd	2,169,228
158,300	Kuaishou Technology, Class B Shares*(b)	1,375,622
33,610	Kweichow Moutai Co., Ltd., Class A Shares(c)	9,330,983
245,678	Lufax Holding Ltd., ADR	1,073,613
331,353	Midea Group Co., Ltd., Class A Shares(c)	2,547,501
1,379,042	NARI Technology Co., Ltd., Class A Shares(c)	5,465,264
451,300	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,832,252
149,596	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	326,454
354,300	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	3,071,852
34,881	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	1,504,421
353,803	Shenzhou International Group Holdings Ltd.	3,706,543
75,000	Silergy Corp.	1,295,448
14,796,000	Sino Biopharmaceutical Ltd.	7,767,683
236,277	Tencent Holdings Ltd.	9,786,163
13,282	Tencent Holdings Ltd., ADR(a)	548,547
153,424	Trip.com Group Ltd., ADR*	3,946,065
428,531	Venustech Group Inc., Class A Shares(c)	1,163,584
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
62,037	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	$839,345
954,371	Wuxi Biologics Cayman Inc.*(b)	8,410,963
63,317	Yum China Holdings Inc.	3,150,654
207,948	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	1,573,143
44,145	Zai Lab Ltd., ADR*	2,039,940
243,997	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	1,383,640
	Total China	133,952,959
Cyprus – 0.0%
16,006	TCS Group Holding PLC, GDR*(e)@	2
Denmark – 0.8%
34,297	cBrain AS	776,270
10,995	Genmab AS*	3,901,779
27,229	Jyske Bank AS, Class Registered Shares*	1,360,728
133,989	Novozymes AS, Class B Shares	7,682,894
23,946	Royal Unibrew AS	1,794,644
36,108	Sydbank AS	1,044,649
	Total Denmark	16,560,964
Finland – 0.2%
67,336	Musti Group OYJ*	1,332,203
330,091	Talenom OYJ(a)	3,608,950
	Total Finland	4,941,153
France – 7.9%
357,598	Accor SA*	8,556,895
55,314	Aubay	2,710,243
24,278	Capgemini SE	4,201,685
80,901	Cie Generale des Etablissements Michelin SCA	1,966,469
251,412	Danone SA	13,223,280
59,385	Dassault Aviation SA	8,156,264
106,098	Dassault Systemes SE	4,091,929
24,963	Esker SA	3,241,287
91,169	EssilorLuxottica SA	13,605,648
9,866	Kering SA	4,959,751
133,173	Legrand SA	9,634,962
30,188	L’Oreal SA	10,365,217
16,109	LVMH Moet Hennessy Louis Vuitton SE	10,417,676
70,643	Pernod Ricard SA	12,976,164
35,277	Safran SA	3,592,989
51,379	Sanofi	4,227,977
126,037	Schneider Electric SE	14,958,596
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
5,638	Teleperformance	$1,607,485
188,170	Thales SA	22,690,113
303,708	Veolia Environnement SA	6,762,229
95,135	Vinci SA	8,804,634
	Total France	170,751,493
Germany – 6.1%
17,283	Adesso SE	2,097,845
14,987	adidas AG	2,232,370
36,442	Atoss Software AG	4,836,221
130,394	Bayer AG, Class Registered Shares	6,891,701
51,306	Beiersdorf AG	5,186,718
407,367	Daimler Truck Holding AG*	10,446,135
57,867	Deutsche Boerse AG	9,786,982
452,441	Deutsche Telekom AG, Class Registered Shares	8,540,708
49,902	Elmos Semiconductor SE	2,119,971
145,424	Evotec SE*	3,205,905
108,658	GEA Group AG	3,787,821
310,164	Henkel AG & Co. KGaA	20,013,907
110,827	Infineon Technologies AG	2,703,190
212,697	KION Group AG	8,492,152
75,213	Knorr-Bremse AG	3,649,491
24,793	LEG Immobilien SE	1,876,748
45,733	Mensch und Maschine Software SE	2,190,738
112,704	Nexus AG	5,662,345
69,516	Rheinmetall AG	11,046,121
53,135	SAP SE	4,534,991
6,342	Sartorius AG	2,649,278
49,086	Symrise AG, Class A Shares	5,146,427
103,834	TAG Immobilien AG	959,089
106,607	Vonovia SE	2,891,199
31,659	Zalando SE*(b)	733,633
	Total Germany	131,681,686
Greece – 0.1%
347,985	Sarantis SA	2,106,085
Hong Kong – 3.7%
1,579,629	AIA Group Ltd.	15,233,575
1,092,800	ASMPT Ltd.	8,478,364
6,438,500	BOC Hong Kong Holdings Ltd.	22,168,555
795,244	Budweiser Brewing Co. APAC Ltd.(b)	2,336,649
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Hong Kong – (continued)
1,673,500	CK Infrastructure Holdings Ltd.	$10,180,924
311,388	Galaxy Entertainment Group Ltd.	1,742,903
57,687	Hong Kong Exchanges & Clearing Ltd.	2,322,803
3,289,600	Hongkong Land Holdings Ltd.	15,879,646
160,231	Techtronic Industries Co., Ltd.	1,885,133
	Total Hong Kong	80,228,552
India – 7.5%
154,502	Aarti Industries Ltd.	1,599,256
266,565	Aavas Financiers Ltd.*	7,509,276
21,993	Asian Paints Ltd.	934,669
657,446	Axis Bank Ltd.	6,123,366
78,848	Bajaj Finance Ltd.	7,133,695
39,147	Bajaj Finserv Ltd.	8,220,800
375,083	Berger Paints India Ltd.	3,139,349
366,358	Bharti Airtel Ltd.	3,158,169
145,683	Cholamandalam Investment & Finance Co., Ltd.	1,433,923
1,881,649	City Union Bank Ltd.	4,204,644
34,671	Divi’s Laboratories Ltd.	1,561,941
23,892	Dixon Technologies India Ltd.	1,215,254
143,773	Dr Lal PathLabs Ltd.	4,615,628
1,179,447	Edelweiss Financial Services Ltd.	893,501
533,779	Elgi Equipments Ltd.	3,292,166
85,672	GMM Pfaudler Ltd.	1,758,476
147,613	Godrej Consumer Products Ltd.*	1,699,770
82,901	Godrej Properties Ltd.*	1,450,086
114,224	HDFC Bank Ltd.	2,106,920
104,387	HDFC Bank Ltd., ADR	6,372,826
274,261	HDFC Life Insurance Co., Ltd.(b)	1,962,805
199,186	Hindustan Unilever Ltd.	6,585,290
272,424	Housing Development Finance Corp., Ltd	8,265,256
250,279	ICICI Bank Ltd.	2,755,878
117,881	ICICI Bank Ltd., ADR	2,574,521
56,789	ICICI Lombard General Insurance Co., Ltd.(b)	915,022
1,568,667	JM Financial Ltd.	1,250,009
161,165	Jubilant Foodworks Ltd.	1,223,707
94,577	Kotak Mahindra Bank Ltd.	2,235,808
70,963	Maruti Suzuki India Ltd.	8,035,167
233,035	Max Financial Services Ltd.*	2,394,571
87,727	Mold-Tek Packaging Ltd.	1,024,058
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
118,666	Muthoot Finance Ltd.	$1,561,599
423,383	Nippon Life India Asset Management Ltd.(b)	1,594,619
4,059,755	NTPC Ltd.	8,313,787
187,844	Reliance Industries Ltd.	6,140,615
169,566	SBI Life Insurance Co., Ltd.(b)	2,794,717
36,663	SRF Ltd.	1,153,610
1,002,823	Star Health & Allied Insurance Co., Ltd.*	9,116,624
94,671	Supreme Industries Ltd.	2,323,074
149,359	Tarsons Products Ltd.*	1,425,360
164,890	Tata Communications Ltd.	2,455,705
132,814	Tata Consumer Products Ltd.	1,346,775
389,817	Titan Co., Ltd.	12,604,091
810,067	Vijaya Diagnostic Centre Pvt Ltd.*	3,631,003
949,310	Zomato Ltd.*	679,283
	Total India	162,786,669
Indonesia – 1.5%
27,128,900	Astra International Tbk PT	12,699,221
18,932,900	Bank Central Asia Tbk PT	10,423,423
942,229	Bank Negara Indonesia Persero Tbk PT	538,999
9,912,129	Bank Rakyat Indonesia Persero Tbk PT	2,886,650
3,811,276	Merdeka Copper Gold Tbk PT*	1,098,025
56,506,900	Sarana Menara Nusantara Tbk PT	4,712,398
	Total Indonesia	32,358,716
Ireland – 1.2%
8,335	Accenture PLC, Class A Shares	2,404,314
60,785	CRH PLC	2,235,467
147,372	DCC PLC	8,483,690
196,760	Experian PLC	5,979,729
29,315	Kerry Group PLC, Class A Shares	3,021,810
42,945	Ryanair Holdings PLC, ADR*	3,122,531
	Total Ireland	25,247,541
Israel – 0.3%
969,609	Nayax Ltd.*	2,738,740
6,942	Nice Ltd., ADR*	1,481,215
39,721	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,079,005
	Total Israel	7,298,960
Italy – 0.8%
40,513	Amplifon SpA	1,056,564
562,217	Banca Mediolanum SpA	3,596,547
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – (continued)
21,652	DiaSorin SpA	$2,845,566
78,087	Digital Value SpA*(c)	5,217,718
170,062	Ermenegildo Zegna NV	1,741,435
133,054	Gruppo MutuiOnline SpA	3,287,096
	Total Italy	17,744,926
Japan – 13.7%
222,433	Avant Corp.	2,410,445
343,600	Bridgestone Corp.	13,156,706
218,700	Chiba Bank Ltd.	1,179,331
170,000	Chugai Pharmaceutical Co., Ltd.	4,382,924
197,600	Daiichi Sankyo Co., Ltd.	5,917,947
18,400	Daikin Industries Ltd.	3,210,220
162,000	Direct Marketing MiX Inc.	2,142,481
20,900	Disco Corp.	5,100,052
214,000	eGuarantee Inc.	3,522,154
63,600	Ezaki Glico Co., Ltd.	1,654,926
190,400	Fujitsu General Ltd.	4,035,796
194,018	Funai Soken Holdings Inc.	3,324,213
214,500	Hachijuni Bank Ltd.	735,391
15,600	Hikari Tsushin Inc.	1,973,593
53,210	Hirose Electric Co., Ltd.	7,557,880
386,800	Honda Motor Co., Ltd.	10,259,652
87,200	Ito En Ltd.	3,830,558
425,900	Japan Elevator Service Holdings Co., Ltd.	5,690,327
102,800	Kansai Paint Co., Ltd.	1,581,326
118,600	Kao Corp.	5,144,145
13,835	Keyence Corp.	5,208,601
987,600	Kirin Holdings Co., Ltd.	16,258,710
57,800	Kobayashi Pharmaceutical Co., Ltd.	3,287,577
187,400	Koito Manufacturing Co., Ltd.	6,394,112
415,500	Komatsu Ltd.	8,697,692
9,800	Kose Corp.	925,673
127,900	Lion Corp.	1,497,446
65,700	Management Solutions Co., Ltd.*(a)	1,312,597
529,481	Maruwa Unyu Kikan Co., Ltd.	6,372,256
361,200	Mebuki Financial Group Inc.	692,370
961,500	Mitsubishi Electric Corp.	9,739,654
76,700	Murata Manufacturing Co., Ltd.	4,137,810
545,800	Nabtesco Corp.	12,943,994
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
112,820	NexTone Inc.*(a)	$3,100,701
46,900	Nihon Kohden Corp.	1,072,193
266,200	Nippon Telegraph & Telephone Corp.	7,211,573
11,300	Nissin Foods Holdings Co., Ltd.	808,505
155,000	Nomura Research Institute Ltd.	4,192,495
321,600	North Pacific Bank Ltd.	532,059
184,600	NTT Data Corp.	2,599,262
27,300	Obic Co., Ltd.	4,055,418
55,300	Omron Corp.	2,909,437
200,500	Otsuka Holdings Co., Ltd.	6,549,268
255,100	Outsourcing Inc.	2,212,790
131,100	Pan Pacific International Holdings Corp.	2,345,577
179,400	Persol Holdings Co., Ltd.	3,590,994
475,500	Premium Group Co., Ltd.	5,923,498
736,606	Prestige International Inc.	3,533,980
171,304	Rakus Co., Ltd.	2,039,063
159,900	Rohto Pharmaceutical Co., Ltd.	4,819,132
225,900	Santen Pharmaceutical Co., Ltd.	1,624,574
69,100	Secom Co., Ltd.	4,425,905
17,953	SERAKU Co., Ltd.(a)	140,658
155,700	Seven & i Holdings Co., Ltd.	6,171,853
296,200	Shimadzu Corp.	8,680,608
885,196	SIGMAXYZ Holdings Inc.	7,838,931
11,600	SMC Corp.	5,505,896
96,338	SMS Co., Ltd.	2,205,134
32,400	Sohgo Security Services Co., Ltd.	839,767
45,300	Sony Group Corp.	3,593,651
205,900	S-Pool Inc.	1,587,702
142,500	Stanley Electric Co., Ltd.	2,625,400
89,900	Strike Co., Ltd.	2,544,419
93,800	Suzuki Motor Corp.	3,268,114
1,936,900	Systena Corp.	5,952,871
35,600	Temairazu Inc.(a)	1,284,261
17,700	Terumo Corp.	569,444
134,600	Toyo Suisan Kaisha Ltd.	5,524,618
152,800	ValueCommerce Co., Ltd.	2,793,547
118,900	WealthNavi Inc.*(a)	1,590,495
126,600	Yokogawa Electric Corp.	2,216,098
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
1,312,300	Z Holdings Corp.	$3,880,663
	Total Japan	296,639,113
Jersey, Channel Islands – 0.3%
823,501	JTC PLC	7,321,642
Luxembourg – 0.1%
95,912	Tenaris SA	1,315,546
48,663	Tenaris SA, ADR	1,329,473
	Total Luxembourg	2,645,019
Malaysia – 0.1%
4,904,100	CTOS Digital Bhd	1,564,960
Mexico – 1.1%
2,010,800	Grupo Financiero Banorte SAB de CV, Class O Shares	11,877,819
421,934	Grupo Mexico SAB de CV, Class B Shares	1,589,671
1,672,384	Qualitas Controladora SAB de CV	7,326,079
836,837	Wal-Mart de Mexico SAB de CV	2,742,441
	Total Mexico	23,536,010
Netherlands – 3.6%
1,259	Adyen NV*(b)	1,937,601
245,125	Akzo Nobel NV	15,517,924
24,615	ASML Holding NV	11,934,263
49,759	Euronext NV(b)	3,680,273
2,748,696	ING Groep NV	24,089,525
212,139	Koninklijke Philips NV	3,533,961
183,421	Prosus NV*	11,351,353
14,716	Shop Apotheke Europe NV*(a)(b)	822,002
50,159	Wolters Kluwer NV	4,904,681
	Total Netherlands	77,771,583
Norway – 0.9%
354,482	Aker BP ASA	12,403,731
768,946	Orkla ASA	6,447,963
	Total Norway	18,851,694
Peru – 0.2%
26,828	Credicorp Ltd.	3,457,861
Philippines – 0.2%
2,559,182	Ayala Land Inc.	1,297,112
936,844	BDO Unibank Inc.	2,141,821
131,700	SM Investments Corp.	1,940,493
	Total Philippines	5,379,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Poland – 0.2%
76,825	Grupa Pracuj SA*(a)	$800,896
272,306	InPost SA*	1,402,257
125,012	LiveChat Software SA(a)	2,769,942
	Total Poland	4,973,095
Portugal – 0.4%
532,717	Galp Energia SGPS SA	5,760,156
125,193	Jeronimo Martins SGPS SA	2,775,481
	Total Portugal	8,535,637
Russia – 0.0%
70,391	Fix Price Group Ltd., GDR(e)@	2,816
322,796	Fix Price Group Ltd., GDR(b)(c)(e)@	12,912
4,413	Novatek PJSC, GDR(e)@	88
1,187	Novatek PJSC, GDR*(c)(e)@	24
102,511	Ozon Holdings PLC, ADR*(c)(e)@	20,502
25,793	Sberbank of Russia PJSC, ADR (listed in UK), ADR*(c)(e)@	24
218,805	Sberbank of Russia PJSC, ADR (listed in US), ADR*(c)(e)@	208
44,201	Yandex NV, Class A Shares*(c)(e)@	16,354
	Total Russia	52,928
Singapore – 1.7%
26,061,800	Genting Singapore Ltd.	14,431,711
35,000	Sea Ltd., ADR*	2,170,000
2,536,700	Sheng Siong Group Ltd.	2,940,241
832,700	United Overseas Bank Ltd.	16,252,283
	Total Singapore	35,794,235
South Africa – 0.6%
38,329	Capitec Bank Holdings Ltd.	4,544,772
928,161	Gold Fields Ltd.	7,460,592
139,437	Gold Fields Ltd., ADR(a)	1,128,045
6,162	Naspers Ltd., Class N Shares	870,320
	Total South Africa	14,003,729
South Korea – 2.4%
103,006	Coupang Inc., Class A Shares*	1,740,802
25,476	Hyundai Heavy Industries Co., Ltd.*(a)	2,701,777
36,691	Korea Aerospace Industries Ltd.	1,659,357
60,596	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	4,361,182
63,498	LEENO Industrial Inc.	6,731,875
3,683	LG H&H Co., Ltd.	1,936,084
33,431	NAVER Corp.	5,906,075
300,657	NICE Information Service Co., Ltd.(a)	3,195,646
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
491,502	Samsung Electronics Co., Ltd.	$21,686,858
22,208	Tokai Carbon Korea Co., Ltd.	1,844,070
	Total South Korea	51,763,726
Spain – 0.5%
140,832	Amadeus IT Group SA*	7,429,456
203,294	Fluidra SA	3,244,569
	Total Spain	10,674,025
Sweden – 2.5%
137,439	Assa Abloy AB, Class B Shares	2,785,044
1,343,171	Elekta AB, Class B Shares	7,686,015
204,272	Epiroc AB, Class A Shares	3,126,538
138,810	Essity AB, Class B Shares	3,079,234
975,852	Fortnox AB	4,328,451
256,141	Hemnet Group AB	3,401,877
55,662	KNOW IT AB	1,400,567
44,080	Olink Holding AB, ADR*(a)	667,371
954,641	SKF AB, Class B Shares	14,332,537
177,417	Svenska Cellulosa AB SCA, Class B Shares	2,660,899
263,763	Swedbank AB, Class A Shares	3,409,389
6,030,999	VEF AB*	1,457,663
133,504	Vitec Software Group AB, Class B Shares	4,985,285
	Total Sweden	53,320,870
Switzerland – 6.1%
94,556	Alcon Inc.	6,215,465
1,926	Barry Callebaut AG, Class Registered Shares	3,937,771
133	Chocoladefabriken Lindt & Spruengli AG	1,405,871
45,610	Cie Financiere Richemont SA, Class Registered Shares	5,093,681
6,571	Geberit AG, Class Registered Shares	3,032,399
2,928	Givaudan SA, Class Registered Shares	9,326,134
515,546	Glencore PLC	2,820,535
503,636	Julius Baer Group Ltd.	24,294,158
10,227	Lonza Group AG, Class Registered Shares	5,437,644
284,616	Nestle SA, Class Registered Shares	33,334,762
6,487	Partners Group Holding AG	6,244,244
24,010	PolyPeptide Group AG(b)	883,604
31,730	Roche Holding AG	10,220,502
24,626	Schindler Holding AG	4,280,381
2,949	SGS SA, Class Registered Shares	6,491,033
16,602	Sika AG, Class Registered Shares	3,716,123
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
261,078	UBS Group AG, Class Registered Shares	$4,124,054
	Total Switzerland	130,858,361
Taiwan – 2.9%
438,029	Chief Telecom Inc.(c)	4,146,779
273,385	Delta Electronics Inc.	2,349,534
371,137	M3 Technology Inc.	1,705,840
1,139,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,643,040
345,563	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,802,676
118,981	Voltronic Power Technology Corp.	6,735,919
	Total Taiwan	62,383,788
Thailand – 0.2%
2,093,100	CP ALL PCL, Class F Shares(c)	3,519,979
United Arab Emirates – 0.1%
1,017,577	Network International Holdings PLC*(b)	2,847,727
United Kingdom – 11.7%
2,597,471	Ashmore Group PLC	6,121,824
64,250	Ashtead Group PLC	3,155,701
556,775	Associated British Foods PLC	9,826,925
135,942	AstraZeneca PLC, ADR	8,480,062
1,615,620	BAE Systems PLC	14,558,660
1,301,114	Baltic Classifieds Group PLC*	2,183,259
518,387	Bridgepoint Group PLC(b)	1,499,450
155,357	Burberry Group PLC	3,146,075
1,108,252	Bytes Technology Group PLC	5,354,348
11,401,456	Centrica PLC*	10,016,525
183,634	Coca-Cola Europacific Partners PLC	9,029,284
415,501	Compass Group PLC	8,936,157
24,621	Croda International PLC	1,918,222
265,220	Diageo PLC	11,576,806
908,144	DiscoverIE Group PLC	8,322,718
111,760	Ergomed PLC*	1,451,537
224,540	FDM Group Holdings PLC	1,976,979
272,202	Future PLC	4,911,456
145,422	Halma PLC	3,497,123
4,142,195	HSBC Holdings PLC	25,484,846
351,869	IMI PLC	4,686,894
2,274,797	Informa PLC	14,422,889
77,460	Intertek Group PLC	3,556,942
3,450,412	Johnson Service Group PLC*	3,846,125
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
2,137,605	Kin & Carta PLC*	$5,080,346
2,815,032	Legal & General Group PLC	8,217,745
23,563	Linde PLC	6,638,075
55,938	London Stock Exchange Group PLC	5,251,791
517,204	Mortgage Advice Bureau Holdings Ltd.(c)	5,702,262
66,991	Ocado Group PLC*	563,705
309,651	Patisserie Holdings PLC*(c)(e)	3,597
422,780	Persimmon PLC	7,232,591
143,161	Reckitt Benckiser Group PLC	11,032,837
469,824	Smith & Nephew PLC	5,527,052
43,015	Spirax-Sarco Engineering PLC	5,243,427
173,515	Unilever PLC	7,911,887
434,872	WH Smith PLC*	7,206,804
701,809	YouGov PLC(c)	8,143,442
	Total United Kingdom	251,716,368
United States – 2.5%
34,508	ACM Research Inc., Class A Shares*	582,840
27,894	Agilent Technologies Inc.	3,577,406
51,223	Analog Devices Inc.	7,761,821
23,988	ANSYS Inc.*	5,956,220
45,196	Bruker Corp.	2,530,976
89,345	Cadence Design Systems Inc.*	15,525,481
572	Canva Inc., Private Placement*(c)(e)@	546,231
123,673	Codere Online Luxembourg SA Forward Shares*(c)	346,284
24,735	Codere Online Luxembourg SA Founders Shares*(c)(e)@	61,343
1,830	Codere Online Luxembourg SA Private Shares*(c)	5,124
9,645	Estee Lauder Cos. Inc., Class A Shares	2,453,495
11,962	Mastercard Inc., Class A Shares	3,880,114
2,819	MSCI Inc., Class A Shares	1,266,408
11,151	Nordson Corp.	2,533,173
2,612	S&P Global Inc.	919,894
15,060	Starbucks Corp.	1,266,094
41,660	Waste Connections Inc.	5,798,239
	Total United States	55,011,143
Uruguay – 0.3%
7,946	MercadoLibre Inc.*	6,796,691
	TOTAL COMMON STOCKS (Cost – $1,998,613,021)	2,046,793,949
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 1.4%
United States – 1.4%
617,244	iShares Core MSCI Emerging Markets (Cost – $32,718,543)	$29,911,644
WARRANTS – 0.0%
Switzerland – 0.0%
96,408	Cie Financiere Richemont SA*(c)	62,141
United States – 0.0%
915	Codere Online Luxembourg SA*(e)	229
	TOTAL WARRANTS (Cost – $0)	62,370
PREFERRED STOCKS – 0.0%
United States – 0.0%
31	Canva Inc., Series A, Private Placement*(c)(e)@	29,603
1	Canva Inc., Series A-3, Private Placement*(c)(e)@	955
	Total United States	30,558
	TOTAL PREFERRED STOCKS (Cost – $54,552)	30,558
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,031,386,116)	2,076,798,521
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.9%
TIME DEPOSITS – 3.3%
$94,164 AUD	ANZ National Bank – Hong Kong, 0.830% due 9/1/22	64,554
18,239,966	ANZ National Bank – London, 1.680% due 9/1/22	18,239,966
7,880,263	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.680% due 9/1/22	7,880,263
211,169 GBP	BNP Paribas – Paris, 0.870% due 9/1/22	245,695
	Brown Brothers Harriman – Grand Cayman:
429,830 CAD	1.380% due 9/1/22	328,140
741,670 CHF	(0.670)% due 9/1/22	760,025
119,846DKK	(0.120)% due 9/1/22	16,198
4HKD	0.460% due 9/1/22	—
1,318NOK	0.800% due 9/1/22	133
4 NZD	1.500% due 9/1/22	2
4,884,662 SEK	0.200% due 9/1/22	459,339
1,090,321 ZAR	3.500% due 9/1/22	63,972
2,891,432 EUR	Citibank – London, (0.130)% due 9/1/22	2,906,612
10,705,661	Citibank – New York, 1.680% due 9/1/22	10,705,661
4,126,189HKD	Hong Kong & Shanghai Bank – Hong Kong, 0.460% due 9/1/22	525,706
80,683 SGD	Hong Kong & Shanghai Bank – Singapore, 1.350% due 9/1/22	57,827
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
$10,587,551	National Australia Bank – London, 1.680% due 9/1/22	$10,587,551
172,012,495JPY	Sumitomo Mitsui Banking Corp. – Tokyo, (0.350)% due 9/1/22	1,240,669
17,365,633	Sumitomo Mitsui Banking Corp. – Tokyo, 1.680% due 9/1/22	17,365,633
	TOTAL TIME DEPOSITS (Cost – $71,447,946)	71,447,946
U.S. GOVERNMENT AGENCY – 0.6%
13,996,000	Federal Home Loan Bank Discount Notes, 2.134% due 9/1/22(f) (Cost – $13,996,000)	13,996,000
	TOTAL SHORT-TERM INVESTMENTS (Cost – $85,443,946)	85,443,946
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.9%
MONEY MARKET FUND – 0.9%
19,760,541	Federated Government Obligations Fund, Premier Class, 2.140%(g) (Cost – $19,760,541)	$19,760,541
	TOTAL INVESTMENTS – 101.0% (Cost – $2,136,590,603)	2,182,003,008
	Liabilities in Excess of Other Assets – (1.0)%	(21,872,626)
	TOTAL NET ASSETS – 100.0%	$2,160,130,382

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $38,965,931 and represents 1.80% of net assets.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $71,753,349 and represents 3.32% of net assets.

(d)
Security trades on the Hong Kong exchange.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Rate shown represents yield-to-maturity.

(g)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations International Equity Fund (concluded)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$546,231	0.03%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	29,603	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	955	0.00%*
Codere Online Luxembourg SA Founders Shares	11/29/2021	215	61,343	0.00%*
Fix Price Group Ltd., GDR	3/8/2021	84,213	2,816	0.00%*
Fix Price Group Ltd., GDR	3/5/2021	3,020,238	12,912	0.00%*
Novatek PJSC, GDR	3/19/2020	251,081	88	0.00%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00%*
Ozon Holdings PLC, ADR	11/24/2020	1,600,889	20,502	0.00%*
Sberbank of Russia PJSC, ADR (listed in UK), ADR	4/6/2017	1,446,313	24	0.00%*
Sberbank of Russia PJSC, ADR (listed in US), ADR	9/12/2018	78,134	208	0.00%*
TCS Group Holding PLC, GDR	1/24/2022	381,460	2	0.00%*
Yandex NV, Class A Shares	4/6/2017	1,068,606	16,354	0.00%*
Total			$691,062	0.03%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
PCL — Public Company Limited
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	22.6%
Financial	18.1
Industrial	16.9
Technology	11.8
Consumer Cyclical	9.3
Communications	6.7
Basic Materials	4.4
Energy	2.8
Utilities	1.2
Exchange Traded Funds (ETFs)	1.4
Short-Term Investments	3.9
Money Market Fund	0.9
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 93.4%
BASIC MATERIALS – 3.7%
Chemicals – 1.8%
48,203	DuPont de Nemours Inc.	$2,682,015
73,437	Nutrien Ltd.	6,740,704
	Total Chemicals	9,422,719
Mining – 1.9%
46,575	Agnico Eagle Mines Ltd.	1,919,356
117,230	BHP Group Ltd.	3,236,385
53,475	Rio Tinto PLC, ADR(a)	3,010,108
33,975	Southern Copper Corp.	1,599,203
	Total Mining	9,765,052
	TOTAL BASIC MATERIALS	19,187,771
COMMUNICATIONS – 7.6%
Internet – 0.1%
7,725	Cogent Communications Holdings Inc.	411,356
Media – 0.4%
50,975	Comcast Corp., Class A Shares	1,844,785
Telecommunications – 7.1%
322,534	AT&T Inc.	5,657,246
141,250	BCE Inc.	6,817,519
124,504	Cisco Systems Inc.	5,567,819
30,525	Corning Inc.	1,047,618
53,984	SK Telecom Co., Ltd.	2,088,048
54,800	TELUS Corp.	1,234,096
198,601	Verizon Communications Inc.	8,303,508
4,803,843	Vodafone Group PLC	6,444,546
	Total Telecommunications	37,160,400
	TOTAL COMMUNICATIONS	39,416,541
CONSUMER CYCLICAL – 5.8%
Auto Manufacturers – 0.4%
49,053	General Motors Co.	1,874,315
Distribution/Wholesale – 0.9%
101,570	Mitsui & Co., Ltd.(a)	2,371,356
7,700	Watsco Inc.	2,094,631
	Total Distribution/Wholesale	4,465,987
Home Builders – 0.3%
39,831	PulteGroup Inc.	1,619,529
Home Furnishings – 0.1%
15,950	Leggett & Platt Inc.	609,609
Lodging – 0.4%
58,073	Las Vegas Sands Corp.*	2,185,287
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 2.7%
8,525	Best Buy Co., Inc.	$602,632
18,750	Darden Restaurants Inc.	2,319,563
6,750	Home Depot Inc.(b)	1,946,835
7,375	McDonald’s Corp.(b)	1,860,565
109,085	Walgreens Boots Alliance Inc.	3,824,520
24,380	Walmart Inc.	3,231,569
	Total Retail	13,785,684
Toys/Games/Hobbies – 1.0%
35,750	Hasbro Inc.	2,817,815
6,145	Nintendo Co., Ltd.	2,508,484
	Total Toys/Games/Hobbies	5,326,299
	TOTAL CONSUMER CYCLICAL	29,866,710
CONSUMER NON-CYCLICAL – 25.7%
Agriculture – 3.4%
224,220	British American Tobacco PLC	8,981,010
93,571	Philip Morris International Inc.	8,935,095
	Total Agriculture	17,916,105
Beverages – 1.3%
67,522	Coca-Cola Co.	4,166,783
13,850	PepsiCo Inc.	2,385,940
	Total Beverages	6,552,723
Biotechnology – 2.9%
25,490	Amgen Inc.	6,125,247
140,650	Gilead Sciences Inc.	8,927,055
	Total Biotechnology	15,052,302
Cosmetics/Personal Care – 1.6%
59,710	Kao Corp.	2,589,856
9,975	Procter & Gamble Co.	1,375,952
87,415	Unilever PLC	3,968,204
	Total Cosmetics/Personal Care	7,934,012
Food – 1.4%
123,110	Conagra Brands Inc.	4,232,522
40,625	Kellogg Co.	2,955,062
	Total Food	7,187,584
Healthcare-Products – 0.6%
36,534	Medtronic PLC	3,212,069
Healthcare-Services – 1.7%
8,898	Elevance Health Inc.	4,316,509
36,952	Fresenius Medical Care AG & Co. KGaA	1,269,315
6,925	Humana Inc.	3,336,326
	Total Healthcare-Services	8,922,150
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – 1.4%
26,150	Clorox Co.	$3,774,491
29,400	Kimberly-Clark Corp.	3,749,088
	Total Household Products/Wares	7,523,579
Pharmaceuticals – 11.4%
84,789	AbbVie Inc.(b)	11,400,729
36,616	AstraZeneca PLC	4,530,981
67,050	AstraZeneca PLC, ADR	4,182,579
109,696	Bristol-Myers Squibb Co.	7,394,607
36,850	Cardinal Health Inc.	2,606,032
42,175	CVS Health Corp.	4,139,476
31,870	Johnson & Johnson(b)	5,141,906
106,260	Merck & Co., Inc.	9,070,354
82,690	Pfizer Inc.	3,740,069
36,175	Roche Holding AG, ADR(c)	1,462,917
40,784	Sanofi	3,356,115
176,700	Viatris Inc.	1,687,485
	Total Pharmaceuticals	58,713,250
	TOTAL CONSUMER NON-CYCLICAL	133,013,774
ENERGY – 10.4%
Energy-Alternate Sources – 0.3%
18,250	NextEra Energy Partners LP(a)	1,498,143
Oil & Gas – 6.7%
38,050	Chesapeake Energy Corp.	3,823,644
50,511	Chevron Corp.	7,983,769
42,150	ConocoPhillips	4,613,318
41,070	Exxon Mobil Corp.	3,925,881
12,000	Pioneer Natural Resources Co.	3,038,640
104,056	Shell PLC	2,756,926
164,280	TotalEnergies SE	8,340,816
	Total Oil & Gas	34,482,994
Pipelines – 3.4%
180,600	Enbridge Inc.	7,448,727
179,919	Enterprise Products Partners LP	4,735,468
84,501	TC Energy Corp.	4,072,702
47,075	Williams Cos., Inc.	1,601,962
	Total Pipelines	17,858,859
	TOTAL ENERGY	53,839,996
FINANCIAL – 18.3%
Banks – 9.7%
42,175	Canadian Imperial Bank of Commerce	1,994,813
38,825	Citizens Financial Group Inc.	1,424,101
62,727	Fifth Third Bancorp	2,142,127
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
410,965	Huntington Bancshares Inc.	$5,506,931
57,867	JPMorgan Chase & Co.(b)	6,581,214
227,925	KeyCorp	4,031,993
8,400	Morgan Stanley	715,848
457,688	Nordea Bank Abp	4,247,654
20,750	Northern Trust Corp.	1,973,118
269,611	Oversea-Chinese Banking Corp., Ltd.	2,327,985
50,300	PNC Financial Services Group Inc.	7,947,400
89,785	Truist Financial Corp.	4,205,529
70,023	US Bancorp	3,193,749
78,155	Wells Fargo & Co.	3,416,155
	Total Banks	49,708,617
Diversified Financial Services – 1.6%
19,650	CME Group Inc., Class A Shares(b)	3,843,736
19,467	Deutsche Boerse AG	3,292,432
70,550	Virtu Financial Inc., Class A Shares	1,619,828
	Total Diversified Financial Services	8,755,996
Equity Real Estate Investment Trusts (REITs) – 4.0%
5,075	Alexandria Real Estate Equities Inc.	778,505
19,017	Boston Properties Inc.	1,510,520
117,325	Brixmor Property Group Inc.	2,520,141
7,400	Camden Property Trust	950,974
8,250	Crown Castle Inc.(b)	1,409,347
7,100	Duke Realty Corp.	417,835
7,925	Equity Residential	579,952
55,187	National Retail Properties Inc.	2,477,896
98,070	Omega Healthcare Investors Inc.	3,202,966
10,900	Prologis Inc.	1,357,159
97,175	STORE Capital Corp.	2,621,782
13,950	Terreno Realty Corp.	850,811
40,025	Urban Edge Properties	629,593
21,358	VICI Properties Inc.	704,600
	Total Equity Real Estate Investment Trusts (REITs)	20,012,081
Insurance – 3.0%
21,200	Allianz SE, Class Registered Shares	3,585,409
11,956	Chubb Ltd.	2,260,282
10,501	Everest Re Group Ltd.	2,825,294
8,675	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,073,447
47,901	NN Group NV(a)	1,963,664
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
7,248	Zurich Insurance Group AG	$3,210,752
	Total Insurance	15,918,848
	TOTAL FINANCIAL	94,395,542
INDUSTRIAL – 6.4%
Aerospace/Defense – 1.7%
26,679	Airbus SE	2,617,307
12,024	General Dynamics Corp.	2,752,654
38,025	Raytheon Technologies Corp.	3,412,744
	Total Aerospace/Defense	8,782,705
Building Materials – 0.1%
23,500	MDU Resources Group Inc.	708,525
Electrical Components & Equipment – 0.5%
29,557	Emerson Electric Co.	2,415,989
Engineering & Construction – 0.4%
83,175	Ferrovial SA	2,080,160
Machinery-Construction & Mining – 0.3%
7,275	Caterpillar Inc.(b)	1,343,765
Machinery-Diversified – 0.4%
17,610	AGCO Corp.	1,914,383
Miscellaneous Manufacturers – 1.3%
30,081	Eaton Corp. PLC(b)	4,110,268
26,003	Siemens AG, Class Registered Shares	2,639,336
	Total Miscellaneous Manufacturers	6,749,604
Packaging & Containers – 0.7%
301,100	Amcor PLC	3,616,211
Transportation – 1.0%
78,098	Deutsche Post AG, Class Registered Shares	2,854,138
13,150	United Parcel Service Inc., Class B Shares	2,557,807
	Total Transportation	5,411,945
	TOTAL INDUSTRIAL	33,023,287
TECHNOLOGY – 4.1%
Computers – 0.3%
10,114	Capgemini SE	1,750,385
Semiconductors – 2.1%
3,013	Broadcom Inc.	1,503,818
74,000	MediaTek Inc.	1,610,795
19,225	QUALCOMM Inc.	2,542,891
45,877	Samsung Electronics Co., Ltd.	1,852,488
17,875	Texas Instruments Inc.	2,953,129
	Total Semiconductors	10,463,121
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 1.7%
29,376	Change Healthcare Inc.*	$721,768
9,995	Microsoft Corp.(b)	2,613,393
33,216	Oracle Corp.	2,462,966
23,200	Paychex Inc.	2,861,488
	Total Software	8,659,615
	TOTAL TECHNOLOGY	20,873,121
UTILITIES – 11.4%
Electric – 11.4%
29,750	Ameren Corp.	2,755,445
33,845	American Electric Power Co., Inc.	3,391,269
133,575	CenterPoint Energy Inc.	4,211,620
151,034	Dominion Energy Inc.	12,354,581
58,830	Duke Energy Corp.	6,289,515
374,262	Enel SpA	1,762,934
117,021	EON SE	1,000,165
466,847	National Grid PLC	5,838,889
35,375	NextEra Energy Inc.	3,008,997
141,125	PPL Corp.	4,103,915
64,517	Public Service Enterprise Group Inc.	4,152,314
11,050	Sempra Energy	1,822,919
88,110	Southern Co.	6,790,638
15,425	WEC Energy Group Inc.	1,590,935
	Total Electric	59,074,136
	TOTAL UTILITIES	59,074,136
	TOTAL COMMON STOCKS (Cost – $465,606,117)	482,690,878
EXCHANGE TRADED FUNDS (ETFs) – 3.7%
51,729	iShares Core High Dividend	5,218,939
254,290	JPMorgan Equity Premium Income	14,052,065
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $19,388,528)	19,271,004
CONVERTIBLE PREFERRED STOCK – 0.4%
TECHNOLOGY – 0.4%
Semiconductors – 0.4%
1,377	Broadcom Inc., 8.000% (Cost – $1,699,426)	2,146,963
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $486,694,071)	504,108,845
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 2.2%
EQUITY LINKED NOTES – 0.1%
$17,000	Goldman Sachs International, 16.000% due 9/27/22(c)(d) (Cost – $516,803)	$608,117
TIME DEPOSITS – 2.1%
5,518,912	ANZ National Bank – London, 1.680% due 9/1/22	5,518,912
1EUR	Brown Brothers Harriman – Grand Cayman, (0.130)% due 9/1/22	1
3,293,171	Citibank – New York, 1.680% due 9/1/22	3,293,171
1,863,756	Sumitomo Mitsui Banking Corp. – Tokyo, 1.680% due 9/1/22	1,863,756
	TOTAL TIME DEPOSITS (Cost – $10,675,840)	10,675,840
	TOTAL SHORT-TERM INVESTMENTS (Cost – $11,192,643)	11,283,957
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.8%
MONEY MARKET FUND – 0.8%
3,896,069	Federated Government Obligations Fund, Premier Class, 2.140%(e) (Cost – $3,896,069)	$3,896,069
	TOTAL INVESTMENTS – 100.5% (Cost – $501,782,783)	519,288,871
	Liabilities in Excess of Other Assets – (0.5)%	(2,422,796)
	TOTAL NET ASSETS – 100.0%	$516,866,075

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to approximately $2,071,034 and represents 0.40% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Equity Income Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	25.6%
Financial	18.1
Utilities	11.4
Energy	10.4
Communications	7.6
Industrial	6.4
Consumer Cyclical	5.8
Technology	4.4
Basic Materials	3.7
Exchange Traded Funds (ETFs)	3.7
Short-Term Investments	2.1
Money Market Fund	0.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100	$532,200	LKQ Corp.	CITI	10/21/22	$45.00	$(5,500)
		TOTAL OPTION CONTRACTS WRITTEN (Premiums received – $4,447)				$(5,500)
Currency Abbreviations used in this schedule:
EUR
 —     Euro

Counterparty Abbreviations used in this schedule:
CITI
 —     Citigroup Global Markets Inc.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

LP
 —     Limited Partnership

PLC
 —     Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 28.5%
Basic Materials – 0.5%
$570,000	Anglo American Capital PLC, Company Guaranteed Notes, 3.875% due 3/16/29(a)	$516,162
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.750% due 10/1/30	169,837
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	197,123
	ASP Unifrax Holdings Inc.:
135,000	Senior Secured Notes, 5.250% due 9/30/28(a)	108,300
10,000	Senior Unsecured Notes, 7.500% due 9/30/29(a)	7,315
500,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	389,901
645,000	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	645,670
90,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	82,172
1,280,000	DuPont de Nemours Inc., Senior Unsecured Notes, 4.725% due 11/15/28	1,290,433
170,000	EverArc Escrow SARL, Senior Secured Notes, 5.000% due 10/30/29(a)	145,627
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 5.315% due 4/14/32(a)	184,952
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	94,128
250,000	4.625% due 8/1/30	231,433
745,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	733,490
100,000	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	62,000
	Glencore Funding LLC, Company Guaranteed Notes:
490,000	1.625% due 4/27/26(a)	434,331
355,000	3.375% due 9/23/51(a)	237,556
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	111,800
200,000	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 5.800% due 5/15/50	170,756
400,000	JSW Steel Ltd., Senior Unsecured Notes, 5.050% due 4/5/32	313,161
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	166,820
30,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(a)	27,311
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(a)	162,600
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,499,924
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	168,000
	Sherwin-Williams Co., Senior Unsecured Notes:
780,000	2.300% due 5/15/30	657,639
185,000	2.900% due 3/15/52	123,056
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	31,388
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$200,000	UPL Corp., Ltd, Senior Unsecured Notes, 4.625% due 6/16/30	$161,995
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	421,819
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	274,419
145,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	114,550
	Total Basic Materials	9,935,668
Communications – 2.5%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	167,500
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(a)	157,940
1,320,000	Amazon.com Inc., Senior Unsecured Notes, 4.100% due 4/13/62	1,188,029
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	40,250
	AT&T Inc., Senior Unsecured Notes:
225,000	2.750% due 6/1/31	192,773
7,106,000	2.250% due 2/1/32	5,734,444
1,030,000	2.550% due 12/1/33	820,670
175,000	3.500% due 6/1/41	137,940
585,000	3.650% due 6/1/51	447,634
90,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	49,210
400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	355,000
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	227,777
125,000	4.500% due 8/15/30(a)	105,122
95,000	4.750% due 2/1/32(a)	78,584
85,000	4.250% due 1/15/34(a)	64,716
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	119,174
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
360,000	4.200% due 3/15/28	339,401
1,100,000	2.300% due 2/1/32	836,776
465,000	4.400% due 4/1/33	411,066
3,965,000	6.384% due 10/23/35	3,924,677
151,000	3.500% due 3/1/42	104,303
2,380,000	4.800% due 3/1/50	1,868,112
165,000	3.900% due 6/1/52	111,796
100,000	4.400% due 12/1/61	70,329
195,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(a)	168,431
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
$15,000	7.750% due 4/15/28(a)	$12,200
115,000	7.500% due 6/1/29(a)	92,457
55,000	CMG Media Corp., Company Guaranteed Notes, 8.875% due 12/15/27(a)	47,301
	Comcast Corp., Company Guaranteed Notes:
1,405,000	3.750% due 4/1/40	1,219,334
1,004,000	2.937% due 11/1/56	680,225
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	89,350
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	67,083
175,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	134,805
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	357,941
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	2,618,715
295,000	CSC Holdings LLC, Senior Unsecured Notes, 5.750% due 1/15/30(a)	228,460
	Digicel Group Holdings Ltd.:
56,074	Senior Unsecured Notes, 8.000% due 4/1/25(a)(b)	36,045
79,795	Subordinated Notes, 7.000%(a)(b)(c)	33,913
110,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	100,650
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	49,209
236,000	5.200% due 9/20/47	193,262
84,000	5.300% due 5/15/49	69,631
880,000	4.650% due 5/15/50	668,531
	DISH DBS Corp.:
60,000	Company Guaranteed Notes, 5.125% due 6/1/29	35,550
95,000	Senior Secured Notes, 5.750% due 12/1/28(a)	72,947
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	62,202
75,000	Endurance International Group Holdings Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	55,070
	Expedia Group Inc., Company Guaranteed Notes:
525,000	5.000% due 2/15/26	526,234
900,000	3.800% due 2/15/28	837,108
	Frontier Communications Holdings LLC:
	Secured Notes:
9,900	5.875% due 11/1/29	8,081
105,000	6.000%due 1/15/30(a)	86,522
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Senior Secured Notes:
$45,000	5.875% due 10/15/27(a)	$41,974
90,000	5.000% due 5/1/28(a)	78,881
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	121,665
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	22,019
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, 5.500% due 8/1/23(d)(e)	—
120,000	Senior Secured Notes, 6.500% due 3/15/30(a)	108,778
2,990,000	Interpublic Group of Cos. Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,400,312
200,000	KT Corp., Senior Unsecured Notes, 2.500% due 7/18/26	186,863
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	32,115
81,270	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(b)	41,320
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	108,654
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	116,651
125,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(a)	109,759
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	166,118
200,000	Network i2i Ltd., 3.975%(c)	171,392
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(a)	41,400
650,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	583,151
815,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	686,230
	Paramount Global, Senior Unsecured Notes:
343,000	4.950% due 1/15/31	324,645
400,000	4.200% due 5/19/32	351,961
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	94,820
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	29,790
460,000	Rogers Communications Inc., Company Guaranteed Notes, 4.550% due 3/15/52(a)	403,779
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	42,393
170,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	153,846
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 1.875% due 6/10/30	169,066
2,895,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	2,913,014
300,000	Telefonica Moviles Chile SA, Senior Unsecured Notes, 3.537% due 11/18/31(a)	252,750
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	$22,742
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
1,170,000	2.250% due 2/15/26	1,074,960
2,001,000	2.875% due 2/15/31	1,691,245
	Senior Unsecured Notes:
1,285,000	3.875% due 4/15/30	1,187,631
620,000	3.000% due 2/15/41	453,774
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	32,745
	Uber Technologies Inc., Company Guaranteed Notes:
70,000	7.500% due 9/15/27(a)	70,089
85,000	4.500% due 8/15/29(a)	73,791
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(a)	65,606
150,000	7.375% due 6/30/30(a)	148,879
	Verizon Communications Inc., Senior Unsecured Notes:
9,906,000	1.750% due 1/20/31	7,855,063
955,000	2.355% due 3/15/32	783,489
185,000	2.850% due 9/3/41	137,167
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	88,290
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	164,506
30,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	22,973
	Total Communications	49,730,776
Consumer Cyclical – 2.2%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	130,689
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,495,650
70,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	62,463
45,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	38,700
195,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	176,034
90,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	75,788
95,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(a)	74,943
1,702,000	AutoZone Inc., Senior Unsecured Notes, 1.650% due 1/15/31	1,340,736
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(a)	108,208
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	$29,312
400,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	355,767
110,000	Caesars Entertainment Inc., Senior Unsecured Notes, 4.625% due 10/15/29(a)	88,478
190,000	Carnival Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	147,725
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	48,604
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	254,890
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	40,121
20,000	4.250% due 9/1/30	16,143
135,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	122,594
175,000	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	116,909
755,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	696,534
640,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	633,887
200,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(a)	186,760
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	148,198
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	60,900
155,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(a)	126,393
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	234,327
400,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.950% due 5/28/27	375,530
195,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	177,937
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(a)	62,416
	General Motors Financial Co., Inc., Senior Unsecured Notes:
420,000	2.400% due 10/15/28	349,237
430,000	3.100% due 1/12/32	347,026
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	107,362
150,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	129,276
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	128,157
575,000	Home Depot Inc., Senior Unsecured Notes, 3.300% due 4/15/40	481,168
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	142,822
100,000	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	100,630
233,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	209,105
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	$75,244
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	299,150
	Lowe’s Cos., Inc., Senior Unsecured Notes:
100,000	3.750% due 4/1/32	92,092
3,090,000	4.250% due 4/1/52	2,631,715
130,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	120,251
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	114,742
	Magallanes Inc., Company Guaranteed Notes:
750,000	3.755% due 3/15/27(a)	700,561
475,000	4.279% due 3/15/32(a)	413,884
4,465,000	5.141% due 3/15/52(a)	3,573,772
840,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	699,351
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	113,441
580,000	McDonald’s Corp., Senior Unsecured Notes, 4.200% due 4/1/50	513,426
	Michaels Cos. Inc.:
115,000	Senior Secured Notes, 5.250% due 5/1/28(a)	88,170
100,000	Senior Unsecured Notes, 7.875% due 5/1/29(a)	66,500
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	96,525
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	109,805
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(a)	68,735
95,000	Senior Secured Notes, 5.875% due 2/15/27(a)	86,101
220,000	Senior Unsecured Notes, 3.625% due 12/15/24(a)	190,646
605,000	O’Reilly Automotive Inc., Senior Unsecured Notes, 4.700% due 6/15/32	599,244
65,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	52,503
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	222,771
110,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(a)	81,248
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	28,450
125,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	111,163
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	124,180
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	$268,648
120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	102,560
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,374,158
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	91,255
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	61,961
	Staples Inc.:
100,000	Senior Secured Notes, 7.500% due 4/15/26(a)	84,506
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	25,725
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(a)	58,486
3,590,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	3,356,876
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	172,198
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	114,635
50,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(a)	36,110
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	82,469
612,734	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	596,308
1,843,750	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,673,587
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	27,352
165,000	4.625% due 4/15/29(a)	144,787
115,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	91,138
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	290,347
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	52,456
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	4,507,435
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	36,250
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	125,211
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	118,463
	Total Consumer Cyclical	42,188,010
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – 2.7%
	AbbVie Inc., Senior Unsecured Notes:
$735,000	3.850% due 6/15/24	$731,349
145,000	2.950% due 11/21/26	136,779
105,000	3.200% due 11/21/29	95,903
5,120,000	4.550% due 3/15/35	4,913,221
1,130,000	4.250% due 11/21/49	993,694
288,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	232,286
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	182,944
200,000	4.375% due 7/3/29	178,737
265,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	226,244
40,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	22,311
995,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	918,914
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	121,718
170,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	153,078
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	135,232
3,487,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.700% due 2/1/36	3,373,630
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
80,000	4.439% due 10/6/48	71,113
615,000	5.550% due 1/23/49	639,423
1,010,000	4.750% due 4/15/58	921,626
	APi Group DE Inc., Company Guaranteed Notes:
90,000	4.125% due 7/15/29(a)	73,125
115,000	4.750% due 10/15/29(a)	95,141
200,000	Ashtead Capital Inc., Company Guaranteed Notes, 5.500% due 8/11/32(a)	196,235
	BAT Capital Corp., Company Guaranteed Notes:
95,000	2.259% due 3/25/28	80,175
650,000	3.462% due 9/6/29	561,163
855,000	2.726% due 3/25/31	684,224
1,230,000	4.742% due 3/16/32	1,104,993
	Bausch Health Cos. Inc., Senior Secured Notes:
45,000	6.125% due 2/1/27(a)	33,300
90,000	4.875% due 6/1/28(a)	62,213
795,000	Baxter International Inc., Senior Unsecured Notes, 2.272% due 12/1/28	690,197
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	$206,565
630,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.550% due 3/15/42	540,066
455,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	381,877
	Cargill Inc., Senior Unsecured Notes:
575,000	2.125% due 11/10/31(a)	476,742
380,000	4.000% due 6/22/32(a)	367,894
65,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(a)	53,534
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	77,972
85,000	4.750% due 2/15/31(a)	62,764
105,000	Secured Notes, 6.875% due 4/15/29(a)	65,625
130,000	Cigna Corp., Company Guaranteed Notes, 3.050% due 10/15/27	121,293
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	314,840
	Constellation Brands Inc.:
280,000	Company Guaranteed Notes, 3.150% due 8/1/29	251,730
510,000	Senior Unsecured Notes, 2.875% due 5/1/30	444,321
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	52,414
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	90,012
	CSL Finance PLC, Company Guaranteed Notes:
515,000	4.050% due 4/27/29(a)	499,823
515,000	4.250% due 4/27/32(a)	499,732
	CVS Health Corp., Senior Unsecured Notes:
947,000	4.780% due 3/25/38	900,177
655,000	2.700% due 8/21/40	473,349
710,000	5.050% due 3/25/48	683,597
	CVS Pass-Through Trust:
1,129,245	Pass-Thru Certificates, 6.943% due 1/10/30	1,194,710
1,268,292	Senior Secured Notes, 6.036% due 12/10/28	1,298,641
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	889,033
	Elevance Health Inc., Senior Unsecured Notes:
745,000	3.300% due 1/15/23	743,962
780,000	3.500% due 8/15/24	770,938
725,000	4.100% due 5/15/32	697,593
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$175,000	5.100% due 1/15/44	$173,180
70,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	49,000
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	56,865
20,000	4.750% due 2/1/30	17,105
165,000	4.625% due 4/1/31	136,276
65,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)(d)(e)	55,738
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	193,358
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	77,500
555,000	Gilead Sciences Inc., Senior Unsecured Notes, 1.650% due 10/1/30	451,011
	Global Payments Inc., Senior Unsecured Notes:
205,000	2.150% due 1/15/27	182,106
110,000	3.200% due 8/15/29	96,065
335,000	5.300% due 8/15/29	331,398
705,000	2.900% due 5/15/30	593,275
240,000	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(a)	200,053
	GSK Consumer Healthcare Capital US LLC, Company Guaranteed Notes:
250,000	3.375% due 3/24/29(a)	227,099
250,000	3.625% due 3/24/32(a)	222,918
	HCA Inc., Company Guaranteed Notes:
370,000	4.125% due 6/15/29	340,598
365,000	5.125% due 6/15/39	328,860
85,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(a)	68,373
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	108,425
	Humana Inc., Senior Unsecured Notes:
810,000	3.700% due 3/23/29	764,856
350,000	2.150% due 2/3/32	283,362
735,000	JBS USA Food Co., Company Guaranteed Notes, 2.500% due 1/15/27(a)	659,596
345,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	320,201
	Kaiser Foundation Hospitals, Unsecured Notes:
255,000	2.810% due 6/1/41	195,357
420,000	3.002% due 6/1/51	311,809
475,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.950% due 4/15/29	452,056
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	$3,713,137
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
95,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	78,375
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	194,758
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	126,035
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	68,438
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	79,591
165,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(a)	138,669
110,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	94,603
135,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	119,048
	Mondelez International Inc., Senior Unsecured Notes:
100,000	2.625% due 3/17/27	93,227
725,000	1.500% due 2/4/31	571,405
1,320,000	3.000% due 3/17/32	1,156,653
200,000	Movida Europe SA, Company Guaranteed Notes, 5.250% due 2/8/31	162,749
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	22,000
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)	175,000
145,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(a)	133,931
70,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(a)	58,461
230,000	PepsiCo Inc., Senior Unsecured Notes, 3.600% due 2/18/28	225,761
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	94,263
80,000	4.250% due 8/1/29(a)	68,502
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(a)	41,238
26,000	4.625% due 4/15/30(a)	22,580
100,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	88,043
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	59,836
860,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	679,505
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	272,888
95,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	70,793
70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	59,128
190,000	Reynolds American Inc., Company Guaranteed Notes, 5.700% due 8/15/35	175,189
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Royalty Pharma PLC, Company Guaranteed Notes:
$95,000	1.750% due 9/2/27	$82,545
1,195,000	2.200% due 9/2/30	968,861
550,000	2.150% due 9/2/31	433,852
880,000	3.300% due 9/2/40	662,184
125,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	111,582
460,000	S&P Global Inc., Company Guaranteed Notes, 2.700% due 3/1/29(a)	418,566
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	73,897
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	198,893
160,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	153,066
	Smithfield Foods Inc.:
580,000	Company Guaranteed Notes, 4.250% due 2/1/27(a)	553,044
195,000	Senior Unsecured Notes, 3.000% due 10/15/30(a)	158,905
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)	113,186
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	235,005
	Sysco Corp., Company Guaranteed Notes:
400,000	3.250% due 7/15/27	378,742
325,000	3.300% due 2/15/50	239,330
105,000	3.150% due 12/14/51	75,202
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	167,205
	Tenet Healthcare Corp.:
	Senior Secured Notes:
150,000	4.250% due 6/1/29(a)	129,352
125,000	6.125% due 6/15/30(a)	120,013
115,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	105,513
200,000	Secured Notes, 6.250% due 2/1/27(a)	192,859
860,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	677,544
90,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	73,818
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	129,669
15,000	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	14,190
	UnitedHealth Group Inc., Senior Unsecured Notes:
580,000	4.000% due 5/15/29	570,720
290,000	4.200% due 5/15/32	286,767
70,000	3.500% due 8/15/39	60,293
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$85,000	4.950% due 5/15/62	$85,089
75,000	US Foods Inc., Company Guaranteed Notes, 4.750% due 2/15/29(a)	66,841
	Viatris Inc., Company Guaranteed Notes:
185,000	1.650% due 6/22/25	168,629
420,000	3.850% due 6/22/40	291,780
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	115,676
	Total Consumer Non-cyclical	53,641,236
Diversified – 0.0%
200,000	Inversiones La Construccion SA, Senior Unsecured Notes, 4.750% due 2/7/32	155,500
Energy – 2.8%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	64,973
	AI Candelaria Spain SA, Senior Secured Notes:
250,000	7.500% due 12/15/28	236,628
250,000	5.750% due 6/15/33(a)	195,607
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	99,487
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	65,889
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	499,591
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	54,725
	BP Capital Markets America Inc., Company Guaranteed Notes:
375,000	3.633% due 4/6/30	354,985
240,000	2.721% due 1/12/32	209,278
350,000	2.939% due 6/4/51	250,825
455,000	3.379% due 2/8/61	341,487
130,000	Callon Petroleum Co., Company Guaranteed Notes, 7.500% due 6/15/30(a)	120,250
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,171,330
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	81,128
125,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	121,250
175,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	147,733
90,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	84,618
300,000	ConocoPhillips Co., Company Guaranteed Notes, 3.800% due 3/15/52	258,304
290,000	Continental Resources Inc., Company Guaranteed Notes, 2.268% due 11/15/26(a)	255,661
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(a)	$221,117
	Ecopetrol SA, Senior Unsecured Notes:
100,000	4.625% due 11/2/31	78,037
100,000	5.875% due 5/28/45	69,013
550,000	5.875% due 11/2/51	368,210
400,000	EIG Pearl Holdings Sarl, Senior Secured Notes, 3.545% due 8/31/36	349,748
	Energy Transfer LP:
	Senior Unsecured Notes:
360,000	4.750% due 1/15/26	356,886
330,000	3.900% due 7/15/26	315,632
3,354,000	4.900% due 3/15/35	3,054,417
1,683,000	5.950% due 10/1/43	1,583,379
385,000	Company Guaranteed Notes, 5.000% due 5/15/44	327,932
	Enterprise Products Operating LLC, Company Guaranteed Notes:
720,000	3.750% due 2/15/25	714,883
6,000,000	4.150% due 10/16/28	5,881,035
405,000	2.800% due 1/31/30	356,440
770,000	4.800% due 2/1/49	708,111
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	48,262
85,000	4.750% due 1/15/31(a)	73,513
510,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	442,722
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	92,455
	Exxon Mobil Corp., Senior Unsecured Notes:
545,000	2.992% due 3/19/25	533,172
570,000	4.227% due 3/19/40	541,683
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
384,344	2.160% due 3/31/34(a)	335,386
353,740	2.940% due 9/30/40(a)	295,394
245,653	2.940% due 9/30/40	205,135
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	164,257
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	170,123
	Gulfport Energy Corp., Company Guaranteed Notes:
2,277	8.000% due 5/17/26	2,292
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$81,206	8.000% due 5/17/26(a)	$81,747
175,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.375% due 5/15/25(d)(e)	219
	Halliburton Co., Senior Unsecured Notes:
305,000	2.920% due 3/1/30	269,545
235,000	4.850% due 11/15/35	223,302
450,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	502,758
	Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	5.125% due 6/15/28(a)	134,669
165,000	4.250% due 2/15/30(a)	141,651
80,000	5.500% due 10/15/30(a)	72,841
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	179,539
183,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	174,044
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	563,586
250,000	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	209,063
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	176,837
20,000	5.875% due 2/1/29(a)	18,600
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	109,139
	MPLX LP, Senior Unsecured Notes:
305,000	1.750% due 3/1/26	276,026
315,000	4.125% due 3/1/27	305,378
210,000	4.000% due 3/15/28	200,896
760,000	4.950% due 9/1/32	736,346
470,000	4.950% due 3/14/52	414,526
60,000	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	57,900
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	128,100
75,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	57,636
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	250,142
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	103,194
225,000	6.625% due 9/1/30	240,367
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$205,000	6.125% due 1/1/31	$213,048
45,000	6.450% due 9/15/36	48,091
45,000	6.600% due 3/15/46	49,531
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	173,426
	ONEOK Inc., Company Guaranteed Notes:
165,000	4.550% due 7/15/28	159,906
405,000	3.100% due 3/15/30	349,155
100,000	6.350% due 1/15/31	104,387
140,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	152,609
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	135,782
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(a)	80,382
70,000	4.625% due 5/1/30(a)	60,087
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	35,927
500,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.750% due 6/3/50	456,943
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	159,412
200,000	5.625% due 6/19/47	137,940
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	94,591
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	65,812
485,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	433,296
	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
140,000	3.550% due 12/15/29@	122,534
230,000	3.800% due 9/15/30	204,017
500,000	Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31	435,935
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	112,241
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 2.875% due 1/12/32	211,858
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
82,000	5.625% due 3/1/25	83,523
545,000	5.000% due 3/15/27	543,108
850,000	4.500% due 5/15/30	813,732
	SCC Power PLC, Secured Notes:
406,015	8.000% due 12/31/28(a)(b)	162,406
219,925	4.000% due 5/17/32(a)(b)	20,343
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$185,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 4.300% due 5/1/29(a)	$178,690
6,030,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	5,314,027
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	356,812
365,000	3.000% due 11/26/51	274,111
	Southwestern Energy Co., Company Guaranteed Notes:
85,000	5.375% due 2/1/29	80,347
95,000	4.750% due 2/1/32	84,679
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	87,134
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	101,549
55,000	4.500% due 5/15/29	46,727
	Targa Resources Corp., Company Guaranteed Notes:
345,000	5.200% due 7/1/27	344,132
335,000	4.200% due 2/1/33	300,787
720,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	630,515
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	5,392,422
455,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	350,220
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
485,000	1.000% due 10/12/24@	452,112
480,000	2.500% due 10/12/31@	393,810
225,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	201,116
179,375	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	168,613
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	193,076
332,018	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	293,836
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	300,443
101,000	Valero Energy Corp., Senior Unsecured Notes, 2.850% due 4/15/25	97,784
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	112,831
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	119,688
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Weatherford International Ltd.:
	Company Guaranteed Notes:
$80,000	11.000% due 12/1/24(a)	$81,224
85,000	8.625% due 4/30/30(a)	76,829
55,000	Senior Secured Notes, 6.500% due 9/15/28(a)	51,838
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	3.350% due 2/1/25	141,520
155,000	4.300% due 2/1/30	139,888
	Williams Cos., Inc, Senior Unsecured Notes:
260,000	2.600% due 3/15/31	217,201
370,000	3.750% due 6/15/27	357,003
425,000	4.650% due 8/15/32	409,720
	Total Energy	54,501,740
Financial – 12.6%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	80,557
80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	64,888
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
980,000	4.500% due 9/15/23	974,904
4,195,000	1.650% due 10/29/24	3,881,675
700,000	3.300% due 1/30/32	564,922
590,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	563,173
1,115,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	839,195
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	90,830
	American Express Co., Senior Unsecured Notes:
675,000	3.950% due 8/1/25	668,848
2,840,000	2.944% (SOFRRATE + 0.650)% due 11/4/26(f)	2,756,547
640,000	2.550% due 3/4/27	594,316
1,335,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,272,630
	American Tower Corp., Senior Unsecured Notes:
435,000	1.450% due 9/15/26	382,102
475,000	3.650% due 3/15/27	451,893
3,980,000	3.950% due 3/15/29	3,729,106
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,679,909
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	$87,003
	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
80,000	2.850% due 5/28/27	74,685
185,000	3.900% due 2/28/52	153,450
	AssuredPartners Inc., Senior Unsecured Notes:
150,000	7.000% due 8/15/25(a)	144,121
25,000	5.625% due 1/15/29(a)	20,780
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(a)	632,826
930,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	707,094
	Avolon Holdings Funding Ltd.:
215,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	186,079
535,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	461,128
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097)%(a)(c)(f)	158,000
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928)% due 1/28/31(a)(f)	182,800
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353)%(c)(f)	376,400
300,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729)%(c)(f)	282,513
	Bank of America Corp.:
	Senior Unsecured Notes:
140,000	3.841% (SOFRRATE + 1.110)% due 4/25/25(f)	138,329
1,625,000	2.456% (3-Month USD-LIBOR + 0.870)% due 10/22/25(f)	1,550,598
210,000	4.827% (SOFRRATE + 1.750)% due 7/22/26(f)	210,373
230,000	3.559% (3-Month USD-LIBOR + 1.060)% due 4/23/27(f)	219,558
655,000	4.948% (SOFRRATE + 2.040)% due 7/22/28(f)	654,401
1,000,000	3.974% (3-Month USD-LIBOR + 1.210)% due 2/7/30(f)	938,280
6,075,000	1.922% (SOFRRATE + 1.370)% due 10/24/31(f)	4,805,959
3,115,000	2.687% (SOFRRATE + 1.320)% due 4/22/32(f)	2,582,325
415,000	2.572% (SOFRRATE + 1.210)% due 10/20/32(f)	339,207
375,000	5.015% (SOFRRATE + 2.160)% due 7/22/33(f)	371,500
685,000	3.311% (SOFRRATE + 1.580)% due 4/22/42(f)	534,417
2,345,000	4.083% (3-Month USD-LIBOR + 3.150)% due 3/20/51(f)	2,010,550
1,310,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200)% due 9/21/36(f)	1,015,524
825,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400)% due 1/10/37(f)	661,791
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Bank of New York Mellon Corp., Senior Unsecured Notes:
$65,000	2.450% due 8/17/26	$61,197
1,300,000	2.050% due 1/26/27	1,197,278
	Bank of Nova Scotia, Senior Unsecured Notes:
1,385,000	3.450% due 4/11/25	1,354,071
825,000	1.950% due 2/2/27	742,215
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	4,900,843
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.125% (5-Year CMT Index + 2.650)% due 1/18/33(f)	178,300
200,000	5.875% (5-Year CMT Index + 4.308)% due 9/13/34(f)	183,500
	Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
420,000	4.200% due 8/15/48	390,596
6,135,000	3.850% due 3/15/52	5,292,831
1,035,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	862,156
1,040,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	817,682
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074)% due 6/9/26(a)(f)	861,865
295,000	1.323% (SOFRRATE + 1.004)% due 1/13/27(a)(f)	258,772
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,687,084
2,975,000	3.250% due 1/30/31	2,562,501
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087)% due 10/19/27(a)(f)	453,165
	Brighthouse Financial Global Funding, Senior Secured Notes:
300,000	1.000% due 4/12/24(a)	282,989
650,000	1.750% due 1/13/25(a)	602,081
600,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	475,183
	Capital One Financial Corp., Senior Unsecured Notes:
730,000	4.985% (SOFRRATE + 2.160)% due 7/24/26(f)	728,977
1,170,000	5.247% (SOFRRATE + 2.600)% due 7/26/30(f)	1,150,982
510,000	5.268% (SOFRRATE + 2.370)% due 5/10/33(f)	500,210
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,070,651
	Citigroup Inc., Senior Unsecured Notes:
165,000	3.352% (3-Month USD-LIBOR + 0.897)% due 4/24/25(f)	161,707
5,000,000	3.106% (SOFRRATE + 2.842)% due 4/8/26(f)	4,802,633
1,180,000	1.462% (SOFRRATE + 0.770)% due 6/9/27(f)	1,040,972
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,505,000	3.668% (3-Month USD-LIBOR + 1.390)% due 7/24/28(f)	$1,417,415
3,555,000	2.976% (SOFRRATE + 1.422)% due 11/5/30(f)	3,098,140
730,000	4.412% (SOFRRATE + 3.914)% due 3/31/31(f)	696,603
2,655,000	4.910% (SOFRRATE + 2.086)% due 5/24/33(f)	2,597,180
	Corebridge Financial Inc., Senior Unsecured Notes:
165,000	3.850% due 4/5/29(a)	151,866
130,000	3.900% due 4/5/32(a)	116,777
	Credit Suisse Group AG, Senior Unsecured Notes:
510,000	6.442% (SOFRRATE + 3.700)% due 8/11/28(a)(f)	499,978
5,000,000	4.194% (SOFRRATE + 3.730)% due 4/1/31(a)(f)	4,201,113
1,670,000	6.537% (SOFRRATE + 3.920)% due 8/12/33(a)(f)	1,594,679
	Crown Castle Inc., Senior Unsecured Notes:
730,000	4.300% due 2/15/29	701,171
3,410,000	2.100% due 4/1/31	2,714,940
400,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100)% due 3/10/31(f)	361,832
735,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	705,593
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	100,629
25,000	2.000% due 5/15/28	21,477
395,000	2.500% due 5/15/31	324,035
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	959,143
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	5,864,686
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	5,318,226
209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(b)	169,402
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	251,007
	Goldman Sachs Group Inc., Senior Unsecured Notes:
330,000	0.925% (SOFRRATE + 0.486)% due 10/21/24(f)	315,851
1,470,000	4.075% (3-Month USD-LIBOR + 1.170)% due 5/15/26(f)	1,459,065
170,000	3.500% due 11/16/26	163,304
6,865,000	1.431% (SOFRRATE + 0.798)% due 3/9/27(f)	6,107,618
530,000	4.482% (SOFRRATE + 1.725)% due 8/23/28(f)	517,358
300,000	1.992% (SOFRRATE + 1.090)% due 1/27/32(f)	237,225
1,740,000	2.615% (SOFRRATE + 1.281)% due 4/22/32(f)	1,437,730
830,000	2.383% (SOFRRATE + 1.248)% due 7/21/32(f)	671,868
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$140,000	2.650% (SOFRRATE + 1.264)% due 10/21/32(f)	$114,953
515,000	3.102% (SOFRRATE + 1.410)% due 2/24/33(f)	438,131
110,000	6.250% due 2/1/41	123,154
815,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	729,753
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	54,630
	HSBC Holdings PLC:
	Senior Unsecured Notes:
755,000	3.033% (3-Month USD-LIBOR + 0.923)% due 11/22/23(f)	752,510
315,000	0.976% (SOFRRATE + 0.708)% due 5/24/25(f)	293,625
310,000	5.210% (SOFRRATE + 2.610)% due 8/11/28(f)	302,576
550,000	4.583% (3-Month USD-LIBOR + 1.535)% due 6/19/29(f)	517,398
265,000	2.206% (SOFRRATE + 1.285)% due 8/17/29(f)	219,313
1,400,000	3.973% (3-Month USD-LIBOR + 1.610)% due 5/22/30(f)	1,263,974
1,335,000	5.402% (SOFRRATE + 2.870)% due 8/11/33(f)	1,270,218
1,355,000	Subordinated Notes, 4.762% (SOFRRATE + 2.530)% due 3/29/33(f)	1,204,951
1,735,000	Huntington Bancshares Inc., Senior Unsecured Notes, 5.023% (SOFRRATE + 2.050)% due 5/17/33(f)	1,709,523
	Intercontinental Exchange Inc., Senior Unsecured Notes:
165,000	4.350% due 6/15/29	163,122
80,000	4.600% due 3/15/33	79,252
2,030,000	4.950% due 6/15/52	1,999,473
920,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	700,250
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	60,706
100,000	4.500% due 2/15/31(a)	83,072
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	105,041
	JPMorgan Chase & Co., Senior Unsecured Notes:
4,170,000	3.960% (3-Month USD-LIBOR + 1.245)% due 1/29/27(f)	4,056,771
535,000	4.323% (SOFRRATE + 1.560)% due 4/26/28(f)	522,623
1,235,000	4.851% (SOFRRATE + 1.990)% due 7/25/28(f)	1,232,528
730,000	3.509% (3-Month USD-LIBOR + 0.945)% due 1/23/29(f)	675,487
5,817,000	2.522% (SOFRRATE + 2.040)% due 4/22/31(f)	4,920,450
1,530,000	2.580% (SOFRRATE + 1.250)% due 4/22/32(f)	1,263,949
1,570,000	2.545% (SOFRRATE + 1.180)% due 11/8/32(f)	1,290,899
795,000	2.963% (SOFRRATE + 1.260)% due 1/25/33(f)	675,175
1,300,000	4.586% (SOFRRATE + 1.800)% due 4/26/33(f)	1,251,770
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$3,110,000	4.912% (SOFRRATE + 2.080)% due 7/25/33(f)	$3,075,485
210,000	3.157% (SOFRRATE + 1.460)% due 4/22/42(f)	162,057
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940)%(c)(f)	467,500
515,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	440,546
	Kimco Realty Corp., Senior Unsecured Notes:
1,012,000	3.500% due 4/15/23	1,011,771
300,000	4.450% due 1/15/24	299,251
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	7,967
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	73,272
2,180,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 4.976% (1-Year CMT Index + 2.300)% due 8/11/33(f)	2,070,776
930,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532)% due 1/14/33(a)(f)	745,490
435,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 4.750% due 3/15/39	423,544
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
615,000	3.375% due 4/15/50(a)	469,550
150,000	3.729% due 10/15/70(a)	112,240
1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(a)	1,032,794
	Morgan Stanley:
	Senior Unsecured Notes:
1,120,000	1.593% (SOFRRATE + 0.879)% due 5/4/27(f)	998,291
825,000	2.475% (SOFRRATE + 1.000)% due 1/21/28(f)	749,390
590,000	4.210% (SOFRRATE + 1.610)% due 4/20/28(f)	574,905
5,031,000	3.591% (3-Month USD-LIBOR + 1.340)% due 7/22/28(f)	4,749,344
3,135,000	2.699% (SOFRRATE + 1.143)% due 1/22/31(f)	2,712,427
675,000	1.928% (SOFRRATE + 1.020)% due 4/28/32(f)	534,637
105,000	2.511% (SOFRRATE + 1.200)% due 10/20/32(f)	85,983
165,000	4.889% (SOFRRATE + 2.076)% due 7/20/33(f)	164,251
1,750,000	Subordinated Notes, 2.484% (SOFRRATE + 1.360)% due 9/16/36(f)	1,347,123
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(a)	114,983
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	85,612
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	116,462
	NFP Corp.:
125,000	Senior Secured Notes, 4.875% due 8/15/28(a)	110,921
90,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	73,955
5,275,000	Office Properties Income Trust, Senior Unsecured Notes, 4.500% due 2/1/25	4,934,731
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	OneMain Finance Corp., Company Guaranteed Notes:
$115,000	7.125% due 3/15/26	$107,121
90,000	5.375% due 11/15/29	74,539
1,545,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(a)	1,298,218
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	52,771
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	86,925
110,000	4.250% due 2/15/29(a)	86,020
4,450,000	PNC Financial Services Group Inc., Subordinated Notes, 4.626% (SOFRRATE + 1.850)% due 6/6/33(f)	4,213,226
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	404,564
	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes:
65,000	5.750% due 1/15/29(a)	50,926
180,000	5.250% due 4/15/30(a)	135,353
3,720,000	Royal Bank of Canada, Senior Unsecured Notes, 2.928% (SOFRRATE + 0.710)% due 1/21/27(f)	3,580,753
110,000	Ryan Specialty Group LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	99,137
	Santander Holdings USA Inc., Senior Unsecured Notes:
745,000	3.400% due 1/18/23	742,768
805,000	2.490% (SOFRRATE + 1.249)% due 1/6/28(f)	700,022
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064)%(a)(c)(f)	220,570
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	2,957,707
1,905,000	2.200% due 2/1/31	1,561,491
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200)% due 6/15/33(a)(f)	1,269,744
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000)% due 1/14/27(a)(f)	6,139,469
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	3,787,344
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	644,405
250,000	1.000% due 10/6/30	201,376
5,965,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.200% due 3/10/32	5,305,136
1,260,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862)% due 6/7/29(f)	1,077,353
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	UBS Group AG, Senior Unsecured Notes:
$1,254,000	1.364% (1-Year CMT Index + 1.080)% due 1/30/27(a)(f)	$1,105,293
435,000	4.751% (1-Year CMT Index + 1.750)% due 5/12/28(a)(f)	426,629
3,400,000	2.746% (1-Year CMT Index + 1.100)% due 2/11/33(a)(f)	2,724,081
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,576,904
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308)%(c)	10,575
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	53,332
	US Bancorp:
865,000	Senior Unsecured Notes, 4.548% (SOFRRATE + 1.660)% due 7/22/28(f)	868,131
3,950,000	Subordinated Notes, 2.491% (5-Year CMT Index + 0.950)% due 11/3/36(f)	3,187,151
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,348,493
	VICI Properties LP, Senior Unsecured Notes:
385,000	4.950% due 2/15/30	369,647
525,000	5.125% due 5/15/32	500,309
245,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	215,634
	Wells Fargo & Co.:
	Senior Unsecured Notes:
620,000	3.000% due 4/22/26	589,859
1,220,000	3.908% (SOFRRATE + 1.320)% due 4/25/26(f)	1,195,373
4,969,000	2.188% (SOFRRATE + 2.000)% due 4/30/26(f)	4,651,128
1,130,000	3.526% (SOFRRATE + 1.510)% due 3/24/28(f)	1,067,483
755,000	3.584% (3-Month USD-LIBOR + 1.310)% due 5/22/28(f)	712,401
890,000	4.808% (SOFRRATE + 1.980)% due 7/25/28(f)	883,467
680,000	3.350% (SOFRRATE + 1.500)% due 3/2/33(f)	593,602
1,615,000	4.897% (SOFRRATE + 2.100)% due 7/25/33(f)	1,589,099
495,000	5.013% (SOFRRATE + 4.502)% due 4/4/51(f)	483,447
25,000	Subordinated Notes, 4.900% due 11/17/45	23,097
	Welltower Inc., Senior Unsecured Notes:
825,000	2.050% due 1/15/29	696,043
5,725,000	2.750% due 1/15/32	4,743,323
845,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530)% due 11/18/36(f)	666,668
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	561,911
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	XHR LP, Senior Secured Notes:
$100,000	6.375% due 8/15/25(a)	$97,056
170,000	4.875% due 6/1/29(a)	149,993
	Total Financial	246,199,140
Industrial – 1.4%
	Advanced Drainage Systems Inc., Company Guaranteed Notes:
130,000	5.000% due 9/30/27(a)	123,500
50,000	6.375% due 6/15/30(a)	48,376
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	162,000
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 5.250% due 8/15/27(a)	144,573
565,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	532,886
675,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24	639,127
280,836	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	184,774
810,000	Boeing Co., Senior Unsecured Notes, 2.950% due 2/1/30	696,026
105,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	100,543
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	124,075
90,000	4.250% due 2/1/32(a)	71,841
100,000	6.375% due 6/15/32(a)	92,750
420,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.450% due 12/2/31	358,806
425,000	Carrier Global Corp., Senior Unsecured Notes, 3.577% due 4/5/50	324,429
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534)%(c)(f)	165,900
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	42,129
130,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	124,789
170,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	115,885
855,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	669,892
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,042,499
	Energizer Holdings Inc., Company Guaranteed Notes:
115,000	6.500% due 12/31/27(a)	106,982
145,000	4.750% due 6/15/28(a)	120,631
285,000	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	263,552
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$75,000	First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes, 4.000% due 7/31/29(a)	$64,737
115,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	97,850
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	177,450
145,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	123,717
200,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	185,000
140,000	II-VI Inc., Company Guaranteed Notes, 5.000% due 12/15/29(a)	124,652
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	206,400
340,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	339,529
220,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	204,654
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	60,025
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	61,698
177,780	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	163,637
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	113,933
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	4,749,831
665,000	5.150% due 5/1/40	671,642
1,510,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	1,299,264
	Parker-Hannifin Corp., Senior Unsecured Notes:
615,000	4.250% due 9/15/27	608,621
285,000	4.500% due 9/15/29	280,724
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
365,000	4.200% due 4/1/27(a)	351,067
450,000	4.400% due 7/1/27(a)	437,524
430,000	Raytheon Technologies Corp., Senior Unsecured Notes, 3.030% due 3/15/52	313,010
45,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	40,388
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	57,647
89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	96,491
1,260,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	1,027,345
75,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	68,222
200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	182,000
	TransDigm Inc.:
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	35,847
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$220,000	6.250% due 3/15/26(a)	$216,150
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	125,986
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	122,961
44,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	37,056
	Union Pacific Corp., Senior Unsecured Notes:
590,000	2.375% due 5/20/31	511,764
20,000	2.800% due 2/14/32	17,780
595,000	2.973% due 9/16/62	409,623
815,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	712,783
85,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	76,181
	WRKCo Inc., Company Guaranteed Notes:
755,000	3.750% due 3/15/25	741,951
5,245,000	3.900% due 6/1/28	5,035,948
	Total Industrial	26,407,053
Technology – 1.3%
785,000	Apple Inc., Senior Unsecured Notes, 3.850% due 5/4/43	721,473
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	14,818
	Broadcom Inc.:
	Senior Unsecured Notes:
1,522,000	3.419% due 4/15/33(a)	1,255,380
163,000	3.137% due 11/15/35(a)	123,503
1,462,000	4.926% due 5/15/37(a)	1,302,406
230,000	Company Guaranteed Notes, 4.300% due 11/15/32	207,068
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	41,850
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	97,498
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	188,974
195,000	3.276% due 12/1/28	171,716
180,000	3.569% due 12/1/31	151,189
110,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	90,926
36,196	CWT Travel Group Inc., Senior Secured Notes, 8.500% due 11/19/26(a)	32,576
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	137,563
655,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	589,858
	Intel Corp., Senior Unsecured Notes:
540,000	4.000% due 8/5/29	524,906
540,000	4.150% due 8/5/32	522,391
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$550,000	2.800% due 8/12/41	$408,114
385,000	3.250% due 11/15/49	286,636
290,000	3.050% due 8/12/51	208,210
450,000	5.050% due 8/5/62	434,125
295,000	International Business Machines Corp., Senior Unsecured Notes, 2.720% due 2/9/32	255,087
353,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 3.150% due 10/15/31(a)	246,635
	Marvell Technology Inc., Company Guaranteed Notes:
595,000	1.650% due 4/15/26	535,225
205,000	2.450% due 4/15/28	178,071
360,000	2.950% due 4/15/31	295,151
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23	758,709
430,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	338,254
165,000	Minerva Merger Sub Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	140,091
590,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	550,570
895,000	NVIDIA Corp., Senior Unsecured Notes, 2.850% due 4/1/30	807,507
500,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	502,033
555,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 3.875% due 6/18/26	536,815
	Oracle Corp., Senior Unsecured Notes:
540,000	2.300% due 3/25/28	469,348
435,000	2.875% due 3/25/31	360,602
230,000	3.600% due 4/1/40	167,266
25,000	4.125% due 5/15/45	18,674
335,000	4.000% due 7/15/46	245,233
200,000	4.000% due 11/15/47	145,133
2,649,000	3.600% due 4/1/50	1,803,777
702,000	3.950% due 3/25/51	504,215
230,000	4.100% due 3/25/61	160,440
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(a)	196,029
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	55,499
95,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31	74,268
4,580,000	TSMC Arizona Corp., Company Guaranteed Notes, 1.750% due 10/25/26	4,154,601
45,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(a)	35,550
605,000	VMware Inc., Senior Unsecured Notes, 2.200% due 8/15/31	471,671
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$335,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	$313,994
3,575,000	Xilinx Inc., Company Guaranteed Notes, 2.375% due 6/1/30	3,116,742
	Total Technology	24,948,370
Utilities – 2.6%
625,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	479,191
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	258,743
375,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	296,173
	American Water Capital Corp., Senior Unsecured Notes:
780,000	3.750% due 9/1/28	754,359
425,000	4.450% due 6/1/32	421,646
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	669,927
1,100,000	5.950% due 5/15/37	1,184,153
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(a)	141,391
675,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(a)	657,490
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	53,286
75,000	4.625% due 2/1/29(a)	63,703
95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	86,899
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	142,093
70,000	Cleco Corporate Holdings LLC, Senior Secured Notes, 4.973% due 5/1/46	64,353
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	322,429
450,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	337,946
	Dominion Energy Inc., Senior Unsecured Notes:
470,000	3.900% due 10/1/25	463,749
85,000	3.375% due 4/1/30	77,297
320,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	326,587
350,000	DTE Energy Co., Senior Unsecured Notes, 4.220% due 11/1/24	348,285
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,590,000	5.300% due 2/15/40	1,644,546
180,000	3.550% due 3/15/52	148,292
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,538,893
1,160,000	2.650% due 9/1/26	1,084,297
765,000	2.550% due 6/15/31	638,355
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$605,000	4.500% due 8/15/32	$583,441
	Duke Energy Progress LLC, 1st Mortgage Notes:
210,000	2.000% due 8/15/31	174,054
235,000	4.000% due 4/1/52	207,813
182,550	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	162,470
146,300	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	136,656
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	480,013
	Enel Finance International NV:
705,000	Company Guaranteed Notes, 1.375% due 7/12/26(a)	614,178
935,000	Senior Unsecured Notes, 5.000% due 6/15/32(a)	865,382
225,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	217,953
945,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	700,047
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	772,105
195,000	Exelon Corp., Senior Unsecured Notes, 4.100% due 3/15/52(a)	168,610
157,353	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	146,338
	Georgia Power Co., Senior Unsecured Notes:
510,000	2.100% due 7/30/23	500,941
635,000	4.700% due 5/15/32	631,725
300,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	103,809
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	655,283
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	186,936
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	74,186
682,560	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	656,479
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(a)	356,000
141,537	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	133,790
	Minejesa Capital BV, Senior Secured Notes:
200,000	4.625% due 8/10/30	182,433
700,000	5.625% due 8/10/37	574,749
345,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	344,033
250,000	National Rural Utilities Cooperative Finance Corp., Secured Notes, 4.150% due 12/15/32	241,750
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
315,000	4.255% due 9/1/24	315,193
1,025,000	4.625% due 7/15/27	1,029,203
980,000	2.250% due 6/1/30	826,043
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
	NiSource Inc., Senior Unsecured Notes:
$1,104,000	3.600% due 5/1/30	$1,013,904
135,000	1.700% due 2/15/31	105,613
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	158,860
470,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	433,605
810,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 2.750% due 5/15/30	734,943
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,385,000	5.450% due 6/15/27	1,361,521
115,000	4.550% due 7/1/30	102,272
1,960,000	2.500% due 2/1/31	1,498,675
540,000	4.950% due 7/1/50	430,965
240,000	Senior Secured Notes, 3.250% due 6/1/31	193,387
140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	108,311
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	66,597
170,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	140,541
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	517,053
395,000	4.100% due 6/15/30	363,867
	Sempra Energy, Senior Unsecured Notes:
1,025,000	3.400% due 2/1/28	968,184
105,000	3.700% due 4/1/29	98,371
7,317,000	4.000% due 2/1/48	6,126,704
155,925	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	150,819
	Southern California Edison Co., 1st Mortgage Notes:
480,000	4.700% due 6/1/27	481,225
330,000	2.850% due 8/1/29	290,738
485,000	2.750% due 2/1/32	410,600
970,000	4.125% due 3/1/48	806,584
5,000,000	4.875% due 3/1/49	4,588,539
2,405,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	2,249,745
215,000	Virginia Electric & Power Co., Senior Unsecured Notes, 4.625% due 5/15/52	209,412
290,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	287,837
	Total Utilities	51,144,568
	TOTAL CORPORATE BONDS & NOTES (Cost – $645,415,516)	558,852,061
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 23.9%
$805,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 5.197% (1-Month USD-LIBOR + 2.827)% due 9/15/34(a)(f)	$744,502
1,176,501	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(d)	1,103,187
361,729	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)	336,902
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 5.491% (1-Month USD-LIBOR + 3.100)% due 4/15/34(a)(f)	694,542
	Alternative Loan Trust:
627,618	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	568,852
5,343,033	Series 2005-7CB, Class 2A2, 2.606% (1-Month USD-LIBOR + 5.050)% due 3/1/38(f)(g)	283,080
5,343,033	Series 2005-7CB, Class 2A5, 2.894% (1-Month USD-LIBOR + 0.450)% due 3/1/38(f)	4,283,367
4,337,779	Series 2006-OA2, Class A1, 2.788% (1-Month USD-LIBOR + 0.420)% due 5/20/46(f)	3,693,764
2,381,269	Series 2007-4CB, Class 1A1, 3.044% (1-Month USD-LIBOR + 0.600)% due 4/25/37(f)	1,879,574
6,467,781	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	3,421,018
	Angel Oak Mortgage Trust:
484,843	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(f)	467,556
479,881	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(f)	431,655
396,749	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(f)	354,955
788,019	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(f)	699,200
603,368	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(f)	510,724
980,439	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(f)	867,056
1,356,406	Series 2021-6, Class A1, 1.458% due 9/25/66(a)(f)	1,153,441
1,497,290	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(a)	1,387,587
	Angel Oak Mortgage Trust I LLC:
37,883	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(f)	37,637
53,980	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(f)	53,604
51,547	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(f)	51,176
	Arbor Multifamily Mortgage Securities Trust:
4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	3,515,645
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	1,257,485
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(f)	1,512,417
1,250,000	Series 2022-MF4, Class A5, 3.403% due 2/15/55(a)(f)	1,128,717
2,600,000	Series 2022-MF4, Class B, 3.403% due 2/15/55(a)(f)	2,182,857
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$10,974,360	BANK 2017-BNK4, Series 2017-BNK4, Class XA, 1.488% due 5/15/50(f)(g)	$497,822
15,763,912	BANK 2018-BN10, Series 2018-BN10, Class XA, 0.843% due 2/15/61(f)(g)	482,450
7,540,000	BANK 2020-BN30, Series 2020-BN30, Class A4, 1.925% due 12/15/53	6,245,195
	BBCMS Mortgage Trust:
408,000	Series 2017-DELC, Class E, 5.016% (1-Month USD-LIBOR + 2.500)% due 8/15/36(a)(f)	392,055
407,000	Series 2017-DELC, Class F, 6.016% (1-Month USD-LIBOR + 3.500)% due 8/15/36(a)(f)	386,650
1,236,000	Series 2018-TALL, Class F, 5.626% (1-Month USD-LIBOR + 3.235)% due 3/15/37(a)(f)	1,011,022
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,587,213
1,477,998	Series 2020-C7, Class XA, 1.738% due 4/15/53(f)(g)	115,403
280,000	Series 2022-C16, Class A5, 4.600% due 6/15/55(f)	282,794
2,864,225	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.300% due 2/25/36(f)	2,252,072
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,656,477
2,367,925	Series 2020-B22, Class XA, 1.632% due 1/15/54(f)(g)	221,303
459,425	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(a)(f)	418,992
	BRAVO Residential Funding Trust:
1,128,275	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(a)	1,040,180
292,137	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(f)	270,968
287,261	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(f)	273,653
1,400,000	BX, Series 2021-MFM1, Class D, 3.891% (1-Month USD-LIBOR + 1.500)% due 1/15/34(a)(f)	1,322,999
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 3.841% (1-Month USD-LIBOR + 1.450)% due 10/15/36(a)(f)	531,759
3,604,000	Series 2019-XL, Class E, 4.191% (1-Month USD-LIBOR + 1.800)% due 10/15/36(a)(f)	3,504,892
3,145,000	Series 2019-XL, Class F, 4.391% (1-Month USD-LIBOR + 2.000)% due 10/15/36(a)(f)	3,044,774
829,000	Series 2021-21M, Class H, 6.401% (1-Month USD-LIBOR + 4.010)% due 10/15/36(a)(f)	758,857
2,900,000	Series 2021-VOLT, Class C, 3.491% (1-Month USD-LIBOR + 1.100)% due 9/15/36(a)(f)	2,737,313
536,000	Series 2021-VOLT, Class E, 4.391% (1-Month USD-LIBOR + 2.000)% due 9/15/36(a)(f)	510,157
536,000	Series 2021-VOLT, Class F, 4.791% (1-Month USD-LIBOR + 2.400)% due 9/15/36(a)(f)	507,588
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	BX Trust:
$313,852	Series 2017-SLCT, Class E, 5.666% (1-Month USD-LIBOR + 3.275)% due 7/15/34(a)(f)	$307,575
15,381	Series 2018-EXCL, Class A, 3.480% (1-Month USD-LIBOR + 1.088)% due 9/15/37(a)(f)	15,306
690,900	Series 2018-EXCL, Class C, 4.367% (1-Month USD-LIBOR + 1.975)% due 9/15/37(a)(f)	673,431
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(f)	1,260,233
	CAMB Commercial Mortgage Trust:
366,000	Series 2019-LIFE, Class A, 3.461% (1-Month USD-LIBOR + 1.070)% due 12/15/37(a)(f)	361,424
5,900,000	Series 2021-CX2, Class C, 2.864% due 11/10/46(a)(f)	4,631,338
297,458	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)	263,262
	CD Mortgage Trust:
16,214,006	Series 2017-CD4, Class XA, 1.383% due 5/10/50(f)(g)	708,398
795,000	Series 2017-CD6, Class C, 4.384% due 11/13/50(f)	717,280
13,021,197	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.647% due 6/15/50(f)(g)	694,613
3,489,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 4.391% (1-Month USD-LIBOR + 2.000)% due 11/15/36(a)(f)	3,375,608
1,259,804	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(a)(f)	1,134,917
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,381,245
32,004,281	Series 2015-GC35, Class XA, 0.870% due 11/10/48(f)(g)	589,173
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	735,769
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,971,058
	COLT Mortgage Loan Trust:
625,742	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(f)	546,940
583,068	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(f)	496,706
198,452	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)	182,984
1,089,197	Series 2021-3, Class A1, 0.956% due 9/27/66(a)(f)	920,971
1,479,157	Series 2021-HX1, Class A1, 1.110% due 10/25/66(a)(f)	1,287,829
1,534,889	Series 2022-1, Class A1, 2.284% due 12/27/66(a)(f)	1,397,734
	Commercial Mortgage Trust:
166,470,372	Series 2013-CR9, Class XA, 0.038% due 7/10/45(f)(g)	18,878
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,019,980
800,000	Series 2016-DC2, Class C, 4.824% due 2/10/49(f)	750,067
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	2,505,012
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(a)	2,091,301
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(a)(f)	920,909
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(f)	$3,300,650
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(a)	183,676
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(a)	267,181
	Connecticut Avenue Securities Trust:
4,943,237	Series 2022-R01, Class 1M2, 4.083% (SOFR30A + 1.900)% due 12/25/41(a)(f)	4,611,413
162,181	Series 2022-R08, Class 1M1, 4.758% (SOFR30A + 2.550)% due 7/25/42(a)(f)	164,244
	Credit Suisse Commercial Mortgage Capital Trust:
468,047	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(f)	394,318
563,066	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(f)	461,551
398,256	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(f)	373,537
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class D, 3.991% (1-Month USD-LIBOR + 1.600)% due 5/15/36(a)(f)	107,800
5,300,000	Series 2019-ICE4, Class E, 4.541% (1-Month USD-LIBOR + 2.150)% due 5/15/36(a)(f)	5,167,501
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,917,674
824,000	Series 2016-C7, Class B, 4.476% due 11/15/49(f)	767,354
1,205,000	Series 2018-C14, Class C, 5.087% due 11/15/51(f)	1,082,824
1,577,509	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,002,648
	CSMC:
1,408,494	Series 2010-8R, Class 5A11, 3.328% due 2/26/37(a)(f)	1,347,445
543,253	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	504,882
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(a)	162,687
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(a)	556,048
211,943	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(f)	200,547
851,616	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(f)	773,941
922,833	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(f)	788,000
1,532,909	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(a)(f)	1,277,675
674,829	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(a)(f)	594,068
1,587,998	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(a)(f)	1,414,381
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 4.069% (1-Month USD-LIBOR + 1.700)% due 5/15/35(a)(f)	3,447,904
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.339% due 6/10/50(f)(g)	269,299
2,227,264	Series 2020-C9, Class XA, 1.828% due 9/15/53(f)(g)	168,296
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	$524,880
	Deephaven Residential Mortgage Trust:
148,848	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(f)	137,499
280,187	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(f)	245,375
1,860,900	Series 2022-2, Class A1, 4.300% due 3/25/67(a)(f)	1,814,715
4,774,859	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 2.886% (1-Month USD-LIBOR + 0.520)% due 8/19/45(f)	3,549,721
	Ellington Financial Mortgage Trust:
114,964	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(f)	103,262
258,500	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(f)	227,240
968,618	Series 2021-3, Class A1, 1.241% due 9/25/66(a)(f)	828,321
746,868	Series 2022-1, Class A1, 2.206% due 1/25/67(a)(f)	657,011
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
690,616	Series 3835, Class FO, 0.000% due 4/15/41(h)	572,897
1,240,125	Series 4116, Class AP, 1.350% due 8/15/42	1,113,412
3,952,231	Series 4223, Class SB, 2.567% (1-Month USD-LIBOR + 5.431)% due 7/15/43(f)	2,994,334
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	920,454
925,992	Series 4358, Class Z, 3.000% due 6/15/44	849,729
803,264	Series 4447, Class IO, 5.000% due 3/15/45(g)	178,021
278,199	Series 4493, Class ZG, 3.000% due 7/15/45	255,177
715,213	Series 4504, Class DZ, 3.500% due 8/15/45	682,570
126,975	Series 4518, Class CZ, 3.500% due 10/15/45	120,959
366,983	Series 4640, Class VB, 3.000% due 3/15/37	366,477
9,094,786	Series 4655, Class CZ, 3.000% due 2/15/47	8,227,147
21,312,467	Series 4726, Class Z, 3.500% due 10/15/47	20,315,502
5,012,421	Series 4892, Class ES, 3.706% (1-Month USD-LIBOR + 6.150)% due 7/25/45(f)(g)	672,380
391,853	Series 5018, Class LW, 1.000% due 10/25/40	334,994
1,826,128	Series 5092, Class WI, 2.500% due 4/25/36(g)	194,195
	Federal National Mortgage Association (FNMA), Aces:
11,798,318	Series 2020-M15, Class X1, 1.595% due 9/25/31(f)(g)	954,948
20,899,990	Series 2020-M7, Class X2, 1.332% due 3/25/31(f)(g)	1,537,215
7,101,322	Series 2022-M4, Class A1X, 2.547% due 5/25/30(f)	6,725,090
7,579,670	Series 2022-M5, Class A1, 2.458% due 1/1/34(f)	7,022,053
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	446,855
129,887	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	104,054
486,601	Series 2013-15, Class ZV, 3.000% due 3/25/43	455,126
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	943,648
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,773,491	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	$161,114
3,258,334	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,996,201
519,024	Series 2014-95, Class ZC, 3.000% due 1/25/45	476,353
805,670	Series 2015-55, Class PD, 2.500% due 3/25/43	784,039
822,495	Series 2016-3, Class MI, 5.500% due 2/25/46(g)	139,463
496,064	Series 2016-43, Class GZ, 3.000% due 7/25/46	448,694
763,271	Series 2017-105, Class ZE, 3.000% due 1/25/48	665,137
299,497	Series 2017-107, Class GA, 3.000% due 8/25/45	296,963
669,141	Series 2017-22, Class BZ, 3.500% due 4/25/47	636,757
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,220,668
432,539	Series 2020-35, Class AI, 3.000% due 6/25/50(g)	66,361
781,696	Series 2020-74, Class HI, 5.500% due 10/25/50(g)	159,022
2,206,554	Series 2020-99, Class KI, 1.500% due 11/25/35(g)	133,305
812,713	Series 2021-3, Class NI, 2.500% due 2/25/51(g)	110,221
12,463,249	Series 2021-4, Class GD, 1.000% due 2/25/51	10,285,154
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(f)	3,594,492
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(a)(f)	2,974,665
	Freddie Mac Multifamily Structured Pass-Through Certificates:
108,195,567	Series K064, Class X1, 0.739% due 3/25/27(f)(g)	2,507,854
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(f)	6,737,676
6,000,000	Series K085, Class A2, 4.060% due 10/25/28(f)	6,061,685
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	2,959,560
2,075,879	Series K118, Class X1, 1.053% due 9/25/30(f)(g)	125,013
58,595,288	Series K119, Class X1, 1.025% due 9/25/30(f)(g)	3,421,607
29,151,238	Series K120, Class X1, 1.133% due 10/25/30(f)(g)	1,878,459
41,451,626	Series K121, Class X1, 1.120% due 10/25/30(f)(g)	2,630,877
12,768,166	Series K122, Class X1, 0.973% due 11/25/30(f)(g)	715,877
23,934,475	Series K124, Class X1, 0.811% due 12/25/30(f)(g)	1,124,422
53,849,750	Series K125, Class X1, 0.676% due 1/25/31(f)(g)	2,075,714
31,183,651	Series K129, Class X1, 1.159% due 5/25/31(f)(g)	2,132,285
30,174,981	Series K130, Class X1, 1.144% due 6/25/31(f)(g)	2,148,124
55,991,870	Series K132, Class X1, 0.608% due 8/25/31(f)(g)	2,049,280
30,815,916	Series K-1519, Class X1, 0.705% due 12/25/35(f)(g)	1,669,585
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,453,520
5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 4.233% (SOFR30A + 2.050)% due 12/25/33(a)(f)	4,666,117
1,030,514	Freddie Mac Strips, Series 303, Class C10, 3.500% due 1/15/33(g)	118,538
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	FREMF Mortgage Trust:
$2,000,000	Series 2019-K102, Class B, 3.652% due 12/25/51(a)(f)	$1,810,456
3,980,000	Series 2019-K97, Class B, 3.894% due 9/25/51(a)(f)	3,677,359
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(f)	1,707,602
735,063	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(f)	709,902
	GCAT Trust:
569,149	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(f)	520,966
534,445	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(f)	470,682
719,480	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(f)	631,816
951,077	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(f)	809,468
1,389,807	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(a)(f)	1,167,841
536,694	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(a)(f)	490,590
	Government National Mortgage Association (GNMA):
757,487	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	158,047
1,328,527	Series 2012-32, Class Z, 3.500% due 3/20/42	1,293,340
653,104	Series 2014-12, Class ZB, 3.000% due 1/16/44	620,709
27,613,291	Series 2020-173, Class JI, 2.000% due 11/20/50(g)	2,979,342
15,526,155	Series 2021-129, Class IO, 0.989% due 6/16/63(f)(g)	1,183,831
22,934,120	Series 2021-184, Class IO, 0.894% due 12/16/61(f)(g)	1,643,592
15,497,207	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	2,410,223
18,577,530	Series 2021-35, Class IO, 0.994% due 12/16/62(f)(g)	1,439,387
19,569,666	Series 2021-52, Class IO, 0.718% due 4/16/63(f)(g)	1,243,582
17,896,937	Series 2021-58, Class SL, 1.382% (1-Month USD-LIBOR + 3.750)% due 4/20/51(f)(g)	804,687
5,221,947	Series 2021-77, Class EA, 1.000% due 7/20/50	4,314,117
15,637,602	Series 2021-77, Class IT, 2.500% due 5/20/51(g)	2,369,544
20,785,498	Series 2021-79, Class IO, 0.910% due 8/16/63(f)(g)	1,518,900
28,615,858	Series 2022-49, Class IO, 0.761% due 3/16/64(f)(g)	1,967,352
31,883,430	Series 2022-80, Class IO, 0.589% due 6/16/64(f)(g)	1,809,187
29,292,996	Series 2022-82, Class IO, 0.538% due 2/16/64(f)(g)	1,555,417
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 5.123% (1-Month USD-LIBOR + 2.732)% due 12/15/36(a)(f)	475,000
500,000	Series 2019-WOLF, Class F, 5.522% (1-Month USD-LIBOR + 3.131)% due 12/15/36(a)(f)	471,250
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 4.241% (1-Month USD-LIBOR + 1.850)% due 7/15/31(a)(f)	382,758
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$400,000	Series 2018-TWR, Class E, 4.741% (1-Month USD-LIBOR + 2.350)% due 7/15/31(a)(f)	$383,060
400,000	Series 2018-TWR, Class F, 5.441% (1-Month USD-LIBOR + 3.050)% due 7/15/31(a)(f)	382,560
400,000	Series 2018-TWR, Class G, 6.566% (1-Month USD-LIBOR + 4.175)% due 7/15/31(a)(f)	363,449
700,000	Series 2021-IP, Class D, 4.491% (1-Month USD-LIBOR + 2.100)% due 10/15/36(a)(f)	650,987
100,000	Series 2022-SHIP, Class A, 3.038% (SOFR30A + 0.731)% due 8/15/24(a)(f)	98,426
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	683,313
10,039,103	Series 2017-GS7, Class XA, 1.245% due 8/10/50(f)(g)	390,166
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(f)	1,359,979
1,200,000	Series 2018-GS9, Class C, 4.503% due 3/10/51(f)	1,084,093
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,347,267
5,205,750	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.666% (1-Month USD-LIBOR + 0.300)% due 1/25/47(f)	4,587,396
964,446	HPLY Trust, Series 2019-HIT, Class F, 5.541% (1-Month USD-LIBOR + 3.150)% due 11/15/36(a)(f)	916,763
	Imperial Fund Mortgage Trust:
541,869	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(f)	453,178
966,840	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(a)(f)	853,020
1,519,759	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(a)	1,438,602
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(f)	776,373
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	1,771,542
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(a)(f)	763,665
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(a)(f)	610,818
683,000	Series 2022-NLP, Class A, 2.904% (SOFR30A + 0.597)% due 4/15/37(a)(f)	648,850
	JP Morgan Mortgage Trust:
2,313,109	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	2,252,667
6,538,350	Series 2006-S4, Class A7, 6.000% due 1/25/37	3,281,458
1,566,207	Series 2021-3, Class B1, 2.945% due 7/25/51(a)(f)	1,299,885
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.444% due 2/15/48(f)	1,552,847
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,124,725
1,205,000	Series 2015-C28, Class C, 4.281% due 10/15/48(f)	1,123,893
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	513,797
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,053,806
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(f)	$962,925
	Legacy Mortgage Asset Trust:
392,872	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	367,449
515,706	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	473,868
263,053	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(a)	243,136
3,410,570	Lehman XS Trust, Series 2007-4N, Class 1A3, 2.924% (1-Month USD-LIBOR + 0.480)% due 3/25/47(f)	3,071,504
	Life Mortgage Trust:
3,179,908	Series 2021-BMR, Class D, 3.791% (1-Month USD-LIBOR + 1.400)% due 3/15/38(a)(f)	3,044,973
2,400,000	Series 2022-BMR2, Class D, 4.849% (SOFR30A + 2.542)% due 5/15/39(a)(f)	2,310,005
829,000	Med Trust, Series 2021-MDLN, Class G, 7.642% (1-Month USD-LIBOR + 5.250)% due 11/15/38(a)(f)	788,417
6,229,431	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,290,731
	MFA Trust:
370,583	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(f)	341,353
424,975	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(f)	376,440
	Morgan Stanley Bank of America Merrill Lynch Trust:
1,425,000	Series 2014-C17, Class C, 4.638% due 8/15/47(f)	1,371,033
16,294,750	Series 2014-C19, Class XA, 1.103% due 12/15/47(f)(g)	261,840
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,506,465
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,363,296
1,652,000	Series 2016-C31, Class C, 4.409% due 11/15/49(f)	1,428,682
	Morgan Stanley Capital I Trust:
14,381,831	Series 2016-UB11, Class XA, 1.579% due 8/15/49(f)(g)	651,984
12,249,330	Series 2016-UB12, Class XA, 0.791% due 12/15/49(f)(g)	273,611
467,000	Series 2018-SUN, Class A, 3.291% (1-Month USD-LIBOR + 0.900)% due 7/15/35(a)(f)	462,831
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,224,409
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	519,224
22,024,782	Series 2019-L3, Class XA, 0.760% due 11/15/52(f)(g)	792,115
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	682,339
1,832,113	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(f)	1,753,902
	New Residential Mortgage Loan Trust:
395,583	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(f)	361,399
287,867	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(a)(f)	271,745
1,202,840	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(a)(f)	1,064,986
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,143,800	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(f)	$1,023,420
	OBX Trust:
777,382	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(f)	693,537
678,074	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(f)	558,150
1,319,985	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(f)	1,194,566
	PMT Credit Risk Transfer Trust:
899,995	Series 2019-2R, Class A, 5.243% (1-Month USD-LIBOR + 2.750)% due 5/27/23(a)(f)	882,217
472,260	Series 2019-3R, Class A, 5.193% (1-Month USD-LIBOR + 2.700)% due 10/27/22(a)(f)	470,698
1,500,917	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(a)	1,398,748
1,137,073	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	1,072,427
	PRPM LLC:
313,031	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(f)	297,239
569,604	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)	535,890
732,212	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	689,023
724,346	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	675,908
694,837	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	645,742
3,976,410	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	3,683,610
687,460	Series 2021-8, Class A1, 1.743% due 9/25/26(a)(f)	634,871
1,851,733	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(a)	1,731,445
274,091	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(a)	250,699
	Rali Trust:
1,244,350	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,059,551
3,242,554	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,797,389
3,809,206	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,408,047
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(a)(f)	2,834,587
338,498	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(f)	323,916
	Seasoned Credit Risk Transfer Trust:
377,684	Series 2019-1, Class MA, 3.500% due 7/25/58	369,078
554,088	Series 2019-1, Class MT, 3.500% due 7/25/58	529,704
5,650,670	Series 2019-4, Class MV, 3.000% due 2/25/59	5,241,979
688,654	Series 2020-1, Class MT, 2.500% due 8/25/59	622,468
6,743,494	Series 2020-2, Class MT, 2.000% due 11/25/59	5,939,305
6,702,882	Series 2020-3, Class M5TW, 3.000% due 5/25/60	6,387,249
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(a)(f)	$2,770,683
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	150,598
	SG Residential Mortgage Trust:
968,016	Series 2021-1, Class A1, 1.160% due 7/25/61(a)(f)	830,340
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(a)(f)	3,820,094
5,150,000	SMRT, Series 2022-MINI, Class D, 4.258% (SOFR30A + 1.950)% due 1/15/39(a)(f)	4,918,249
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(f)	639,918
653,804	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(f)	610,174
	Starwood Mortgage Residential Trust:
242,366	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(f)	227,714
827,976	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(f)	679,392
1,167,327	Series 2021-4, Class A1, 1.162% due 8/25/56(a)(f)	1,030,820
1,047,012	Series 2021-6, Class A1, 1.920% due 11/25/66(a)(f)	927,847
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 3.766% (1-Month USD-LIBOR + 1.375)% due 7/15/36(a)(f)	3,262,497
840,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	793,492
1,580,274	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(f)	1,412,063
700,000	Triangle Re Ltd., Series 2021-3, Class M1A, 4.083% (SOFR30A + 1.900)% due 2/25/34(a)(f)	697,270
471,141	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(f)	424,360
	UBS Commercial Mortgage Trust:
4,387,333	Series 2017-C1, Class XA, 1.689% due 6/15/50(f)(g)	242,680
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,715,295
3,559,115	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.995% due 3/10/46(a)(f)(g)	1,714
	VCAT LLC:
210,301	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(d)	199,791
646,999	Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	604,277
975,857	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	912,581
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(f)	6,229,044
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(f)	2,968,950
340,926	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(f)	301,641
486,927	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(f)	411,184
1,219,214	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(f)	1,067,258
1,285,789	Series 2021-6, Class A1, 1.630% due 10/25/66(a)(f)	1,126,408
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,438,471	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(f)	$1,277,905
297,054	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(f)	278,306
390,865	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(f)	358,972
993,735	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(a)	920,183
360,600	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	336,595
968,993	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(d)	915,804
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,306,434
9,276,400	Series 2017-C38, Class XA, 1.116% due 7/15/50(f)(g)	339,256
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	788,215
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	692,477
9,230,620	Series 2020-C58, Class XA, 1.996% due 7/15/53(f)(g)	972,953
3,454,283	Series 2021-SAVE, Class D, 4.891% (1-Month USD-LIBOR + 2.500)% due 2/15/40(a)(f)	3,213,878
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $536,375,163)	468,633,605
MORTGAGE-BACKED SECURITIES – 19.3%
FHLMC – 3.4%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
10,639,341	3.000% due 3/1/35 – 4/1/50	9,971,678
3,817,856	3.030% due 1/1/50	3,242,111
14,234,249	3.500% due 12/1/46 – 1/1/48	13,796,846
54,668	4.000% due 12/1/47	54,294
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
17,215,253	2.000% due 12/1/40 – 4/1/52	14,876,447
9,632,841	2.500% due 5/1/50 – 4/1/52	8,618,397
12,926,499	3.000% due 2/1/33 – 1/1/52	12,142,268
901,073	3.500% due 8/1/43	877,035
2,143,934	4.000% due 10/1/44 – 4/1/49	2,130,484
368,765	4.500% due 5/1/48	369,446
	TOTAL FHLMC	66,079,006
FNMA – 13.3%
	Federal National Mortgage Association (FNMA) UMBS:
4,289,000	1.500% due 9/1/37 – 9/1/51(i)	3,661,443
38,299,148	2.000% due 9/1/40 – 2/1/52	33,155,347
9,520,000	2.000% due 9/1/52(i)	8,189,245
69,871,546	2.500% due 6/1/30 – 5/1/52	62,661,991
24,036,000	2.500% due 9/1/52 – 10/1/52(i)	21,455,245
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$30,962,196	3.000% due 2/1/30 – 2/1/52	$29,175,870
15,001,000	3.000% due 9/1/37 – 10/1/52(i)	13,878,918
15,875,650	3.500% due 7/1/32 – 11/1/50	15,321,239
5,664,000	3.500% due 9/1/43 – 9/1/52(i)	5,542,152
6,271,169	4.000% due 11/1/38 – 7/1/52	6,156,873
14,285,000	4.000% due 9/1/52 – 10/1/52(i)	13,938,177
12,834,904	4.500% due 5/1/48 – 8/1/52	12,774,403
1,415,000	4.500% due 9/1/52(i)	1,406,377
1,675,000	5.000% due 9/1/52(i)	1,690,311
	Federal National Mortgage Association (FNMA):
13,000,000	1.960% due 9/1/33	10,623,382
225,065	2.250% due 4/1/33	194,398
1,957,772	2.476% due 5/1/44(f)	1,990,105
712,437	2.500% due 1/1/57	636,667
4,443,000	2.760% due 9/1/31	4,089,279
4,673,911	3.000% due 4/1/53	4,387,931
175,000	3.650% due 7/1/32	171,589
8,500,000	3.710% due 8/1/30	8,457,331
	TOTAL FNMA	259,558,273
GNMA – 2.6%
	Government National Mortgage Association (GNMA):
1,450,000	2.000% due 9/1/52(i)	1,280,390
5,360,000	2.500% due 9/1/52(i)	4,883,672
5,845,000	3.000% due 9/1/52(i)	5,485,852
5,462,000	3.500% due 9/1/52 – 10/1/52(i)	5,263,263
5,325,000	4.500% due 9/1/52(i)	5,325,832
	Government National Mortgage Association (GNMA) II:
748,123	2.000% due 10/20/50	665,279
7,880,233	2.500% due 9/20/51 – 10/20/51	7,180,169
6,205,614	3.000% due 4/20/31 – 12/20/51	5,851,058
10,696,385	3.500% due 8/20/42 – 2/20/52	10,350,643
2,734,930	4.000% due 10/20/44 – 3/20/49	2,723,823
1,237,401	4.500% due 2/20/40 – 8/20/49	1,262,884
	TOTAL GNMA	50,272,865
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $405,656,845)	375,910,144
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – 16.7%
	U.S. Treasury Bonds:
$3,185,000	1.250% due 11/30/26	$2,914,275
3,204,000	1.125% due 8/15/40	2,160,948
2,045,000	2.000% due 11/15/41	1,588,550
11,675,000	2.375% due 2/15/42	9,677,480
7,360,000	3.250% due 5/15/42	7,040,300
9,675,000	3.375% due 8/15/42	9,440,684
6,715,000	3.625% due 2/15/44	6,735,197
12,905,000	3.375% due 5/15/44	12,449,796
5,050,000	2.500% due 2/15/45	4,174,535
1,390,000	2.250% due 8/15/46	1,088,109
8,500,000	3.000% due 2/15/48	7,785,137
7,800,000	3.125% due 5/15/48	7,339,617
41,075,000	2.375% due 5/15/51	33,816,277
4,155,000	1.875% due 11/15/51	3,025,684
12,500,000	2.250% due 2/15/52	9,984,375
54,450,000	2.875% due 5/15/52	50,179,078
2,720,000	3.000% due 8/15/52	2,578,475
2,134,182	U.S. Treasury Inflation Indexed Bonds, 0.125% due 2/15/52	1,669,247
	U.S. Treasury Inflation Indexed Notes:
1,162,733.4	0.750% due 7/15/28	1,166,730
4,430,880	0.250% due 7/15/29	4,301,704
2,640,774.5	0.125% due 7/15/30	2,524,519
	U.S. Treasury Notes:
12,555,000	0.125% due 12/15/23(j)	12,032,202
4,300,000	3.000% due 6/30/24	4,262,711
5,900,000	3.000% due 7/31/24	5,848,375
8,225,000	2.750% due 5/15/25	8,066,605
3,600,000	2.875% due 6/15/25	3,540,375
8,800,000	3.000% due 7/15/25	8,682,437
5,100,000	3.125% due 8/15/25	5,048,602
31,060,000	0.250% due 8/31/25	28,202,723
1,580,000	0.375% due 11/30/25	1,429,406
10,400,000	0.750% due 4/30/26	9,433,531
15,275,000	2.750% due 4/30/27	14,867,468
5,200,000	2.625% due 5/31/27	5,036,281
7,300,000	3.250% due 6/30/27	7,265,211
5,800,000	2.750% due 7/31/27	5,644,578
3,326,000	2.750% due 2/15/28	3,222,062
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$5,265,000	1.875% due 2/28/29	$4,825,907
5,800,000	3.250% due 6/30/29	5,776,438
6,900,000	2.625% due 7/31/29	6,614,297
4,900,000	2.750% due 8/15/32	4,726,969
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $359,276,593)	326,166,895
ASSET-BACKED SECURITIES – 10.5%
1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 3.712% (3-Month USD-LIBOR + 1.200)% due 10/15/34(a)(d)(f)	976,641
1,585,470	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,159,844
1,496,155	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,007,551
1,600,000	AIG CLO LLC, Series 2021-1A, Class A, 3.859% (3-Month USD-LIBOR + 1.100)% due 4/22/34(a)(f)	1,557,106
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 3.860% (3-Month USD-LIBOR + 1.150)% due 7/20/32(a)(f)	491,048
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 4.362% (3-Month USD-LIBOR + 1.850)% due 10/15/29(a)(f)	488,750
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	3,615,041
1,000,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3.722% (3-Month USD-LIBOR + 1.210)% due 10/15/34(a)(f)	973,769
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 4.293% (3-Month USD-LIBOR + 1.500)% due 1/28/31(a)(f)	970,679
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 4.312% (3-Month USD-LIBOR + 1.800)% due 4/15/31(a)(f)	463,891
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 3.491% (1-Month USD-LIBOR + 1.100)% due 5/15/36(a)(f)	253,337
1,469,982	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 2.674% (1-Month USD-LIBOR + 0.230)% due 5/25/37(f)	1,060,793
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	536,205
	Avis Budget Rental Car Funding AESOP LLC:
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	408,433
5,920,000	Series 2020-1A, Class A, 2.330% due 8/20/26(a)	5,574,444
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 3.868% (3-Month USD-LIBOR + 1.130)% due 4/19/34(a)(f)	1,409,859
	Bain Capital Credit CLO Ltd.:
1,660,000	Series 2017-2A, Class AR2, 3.963% (3-Month USD-LIBOR + 1.180)% due 7/25/34(a)(f)	1,616,893
500,000	Series 2021-6A, Class A1, 3.882% (3-Month USD-LIBOR + 1.150)% due 10/21/34(a)(f)	486,579
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 3.933% (3-Month USD-LIBOR + 1.150)% due 4/24/34(a)(f)	979,859
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$210,749	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(a)	$199,890
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 3.810% (3-Month USD-LIBOR + 1.100)% due 4/20/34(a)(f)	1,057,692
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 3.888% (3-Month USD-LIBOR + 1.150)% due 4/19/34(a)(f)	2,006,384
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 3.491% (1-Month USD-LIBOR + 1.100)% due 3/15/36(a)(f)	753,687
370,000	Series 2021-FL7, Class B, 4.441% (1-Month USD-LIBOR + 2.050)% due 12/15/38(a)(f)	355,940
2,000,000	Capital Four US CLO I Ltd., Series 2021-1A, Class A, 3.950% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(f)	1,952,779
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 3.819% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(f)	1,942,256
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 3.790% (3-Month USD-LIBOR + 1.080)% due 4/20/34(a)(f)	747,326
1,537,000	Series 2021-3SA, Class A1, 3.572% (3-Month USD-LIBOR + 1.060)% due 4/15/34(a)(f)	1,499,970
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,569,472
1,403,213	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 2.604% (1-Month USD-LIBOR + 0.160)% due 10/25/36(f)	1,350,668
785,568	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	706,115
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 3.830% (3-Month USD-LIBOR + 1.120)% due 4/20/32(a)(f)	492,230
4,622,475	C-BASS Trust, Series 2006-CB9, Class A4, 2.904% (1-Month USD-LIBOR + 0.460)% due 11/25/36(f)	2,267,045
110,918	CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	95,274
5,570,403	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	4,881,895
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 3.930% (3-Month USD-LIBOR + 1.220)% due 1/20/35(a)(f)	1,216,874
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	444,264
4,342,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.924% (1-Month USD-LIBOR + 0.480)% due 5/25/36(f)	3,013,711
676,438	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	580,504
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 3.632% (3-Month USD-LIBOR + 1.120)% due 1/15/31(a)(f)	1,975,404
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	568,258
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	$842,803
5,543,112	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 2.584% (1-Month USD-LIBOR + 0.140)% due 3/25/37(f)	3,357,871
1,370,000	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(a)	1,333,855
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,607,741
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	6,334,002
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,272,101
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 2.170% (3-Month TSFR3M + 1.400)% due 4/14/35(a)(f)	1,949,973
15,225	FREED ABS Trust, Series 2021-3FP, Class A, 0.620% due 11/20/28(a)	15,207
1,690,000	FS Rialto, Series 2021-FL3, Class A, 3.637% (1-Month USD-LIBOR + 1.250)% due 11/16/36(a)(f)	1,610,253
560,000	FS RIALTO, Series 2021-FL2, Class A, 3.607% (1-Month USD-LIBOR + 1.220)% due 5/16/38(a)(f)	547,213
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 3.959% (3-Month USD-LIBOR + 1.200)% due 1/22/35(a)(f)	2,439,647
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3.910% (3-Month USD-LIBOR + 1.200)% due 10/20/34(a)(f)	490,261
1,000,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.210% due 12/20/24	993,854
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,562,310
1,409,799	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(a)	1,181,657
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 4.391% (1-Month USD-LIBOR + 2.000)% due 9/15/37(a)(f)	755,773
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 4.060% (3-Month USD-LIBOR + 1.350)% due 1/20/33(a)(f)	974,560
1,000,000	Series 2019-1A, Class B1, 4.910% (3-Month USD-LIBOR + 2.200)% due 1/20/33(a)(f)	984,966
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 3.992% (3-Month USD-LIBOR + 1.210)% due 1/30/35(a)(f)	488,250
	Home Partners of America Trust:
1,738,801	Series 2021-1, Class D, 2.477% due 9/17/41(a)	1,474,213
794,267	Series 2021-1, Class E, 2.577% due 9/17/41(a)	662,579
915,017	Series 2021-1, Class F, 3.325% due 9/17/41(a)	754,097
4,494,617	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	3,866,863
2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.630% (1-Month USD-LIBOR + 1.250)% due 3/17/37(a)(f)	2,213,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 3.344% (1-Month USD-LIBOR + 0.900)% due 9/25/35(f)	$3,577,535
1,000,000	LCM XV LP, Series 15A, Class DR, 6.410% (3-Month USD-LIBOR + 3.700)% due 7/20/30(a)(f)	910,207
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)	1,690,416
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 3.903% (3-Month USD-LIBOR + 1.120)% due 4/25/32(a)(f)	493,364
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 3.860% (3-Month USD-LIBOR + 1.120)% due 7/17/34(a)(f)	1,637,438
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 3.990% (3-Month USD-LIBOR + 1.280)% due 1/20/32(a)(f)	985,655
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 3.980% (3-Month USD-LIBOR + 1.240)% due 10/17/34(a)(f)	979,338
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 3.983% (3-Month USD-LIBOR + 1.200)% due 7/25/34(a)(f)	976,373
1,729,834	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	1,704,406
1,945,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	1,925,579
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	464,165
8,850,346	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 2.724% (1-Month USD-LIBOR + 0.280)% due 11/25/37(f)	5,178,715
	MF1 LLC:
3,500,000	Series 2022-FL10, Class A, 4.920% (SOFR30A + 2.635)% due 9/17/37(a)(f)	3,483,038
2,930,000	Series 2022-FL9, Class A, 4.451% (SOFR30A + 2.150)% due 6/19/37(a)(f)	2,915,350
	MF1 Ltd.:
3,300,000	Series 2022-FL8, Class A, 3.383% (SOFR30A + 1.350)% due 2/19/37(a)(f)	3,221,625
845,000	Series 2022-FL8, Class AS, 3.783% (SOFR30A + 1.750)% due 2/19/37(a)(f)	822,138
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 3.710% (3-Month USD-LIBOR + 1.000)% due 7/20/30(a)(f)	988,574
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.960% (3-Month USD-LIBOR + 1.250)% due 10/20/30(a)(f)	989,895
481,824	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	422,440
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 3.179% (1-Month USD-LIBOR + 0.735)% due 10/25/35(f)	3,399,486
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 4.175% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(f)	983,546
1,000,000	Ocean Trails CLO X, Series 2020-10A, Class AR, 3.732% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(f)	971,191
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 3.860% (3-Month USD-LIBOR + 1.150)% due 7/20/34(a)(f)	486,872
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Pagaya AI Debt Selection Trust:
$1,099,547	Series 2021-1, Class B, 2.130% due 11/15/27(a)	$1,007,254
1,999,891	Series 2021-3, Class B, 1.740% due 5/15/29(a)	1,842,207
1,499,988	Pagaya AI Debt Trust, Series 2022-1, Class B, 3.344% due 10/15/29(a)	1,357,207
1,000,000	Peace Park CLO Ltd., Series 2021-1A, Class A, 3.840% (3-Month USD-LIBOR + 1.130)% due 10/20/34(a)(f)	979,565
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 5.444% (1-Month USD-LIBOR + 3.000)% due 3/25/26(a)(f)	1,699,386
571,268	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	513,176
	Pretium Mortgage Credit Partners I LLC:
676,944	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(a)	634,364
1,276,475	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(a)	1,197,964
	Progress Residential Trust:
1,900,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(a)	1,637,974
335,000	Series 2022-SFR3, Class A, 3.200% due 4/17/39(a)	311,591
250,000	Series 2022-SFR5, Class A, 4.451% due 6/17/39(a)	246,382
1,065,000	Series 2022-SFR6, Class A, 4.451% due 7/20/39(a)	1,050,513
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 3.452% (3-Month USD-LIBOR + 0.940)% due 10/15/30(a)(f)	1,971,000
2,010,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 3.870% (3-Month USD-LIBOR + 1.160)% due 4/20/34(a)(f)	1,950,705
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 4.390% (3-Month USD-LIBOR + 1.650)% due 7/17/31(a)(f)	967,970
1,000,000	Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, 3.860% (3-Month USD-LIBOR + 1.150)% due 1/20/35(a)(f)	973,913
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 3.662% (3-Month USD-LIBOR + 1.150)% due 7/15/35(a)(f)	1,677,282
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 3.622% (3-Month USD-LIBOR + 1.110)% due 7/15/36(a)(f)	1,443,750
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 3.732% (3-Month USD-LIBOR + 1.220)% due 10/15/34(a)(f)	490,802
840,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420% due 11/15/27	833,611
123,552	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(a)	119,696
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	958,383
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 3.853% (3-Month USD-LIBOR + 1.070)% due 4/25/34(a)(f)	1,654,034
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 3.963% (3-Month USD-LIBOR + 1.180)% due 10/25/34(a)(f)	485,606
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$3,500,000	STAR Trust, Series 2021-SFR1, Class G, 5.580% (1-Month USD-LIBOR + 3.200)% due 4/17/38(a)(f)	$3,360,660
	Structured Asset Investment Loan Trust:
6,189,883	Series 2005-5, Class M5, 3.419% (1-Month USD-LIBOR + 0.975)% due 6/25/35(f)	4,963,618
8,700,000	Series 2006-4, Class A5, 2.754% (1-Month USD-LIBOR + 0.310)% due 7/25/36(f)	3,144,215
867,606	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	751,359
1,929,213	Sunrun Demeter Issuer, Series 2021-2A, Class A, 2.270% due 1/30/57(a)	1,620,593
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 3.718% (3-Month USD-LIBOR + 0.980)% due 4/19/34(a)(f)	1,890,744
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 3.512% (3-Month USD-LIBOR + 1.000)% due 4/15/34(a)(f)	1,672,341
6,724,441	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	5,748,011
114,349	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	113,864
1,000,000	Trimaran Cavu Ltd., Series 2021-3A, Class A, 3.950% (3-Month USD-LIBOR + 1.210)% due 1/18/35(a)(f)	975,434
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 3.580% (1-Month USD-LIBOR + 1.200)% due 3/15/38(a)(f)	539,688
	Upstart Pass-Through Trust:
783,613	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)	745,995
864,267	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)	812,220
	Upstart Securitization Trust:
769,427	Series 2019-3, Class C, 5.381% due 1/21/30(a)	760,773
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,463,348
204,755	Series 2021-3, Class A, 0.830% due 7/20/31(a)	198,640
535,946	Series 2021-4, Class A, 0.840% due 9/20/31(a)	515,257
1,165,540	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,167,109
1,486,522	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(a)	1,390,873
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 3.642% (3-Month USD-LIBOR + 1.130)% due 4/15/34(a)(f)	1,670,382
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 3.752% (3-Month USD-LIBOR + 1.240)% due 4/15/34(a)(f)	647,384
1,199,416	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,094,883
804,812	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(d)	759,182
735,707	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)	699,797
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$862,671	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	$818,433
549,905	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	523,581
2,045,755	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)	1,939,165
	Wellfleet CLO X Ltd.:
1,335,000	Series 2019-XA, Class A1R, 3.880% (3-Month USD-LIBOR + 1.170)% due 7/20/32(a)(f)	1,300,255
1,000,000	Series 2019-XA, Class A2R, 4.460% (3-Month USD-LIBOR + 1.750)% due 7/20/32(a)(f)	950,190
886,050	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	741,292
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 3.790% (3-Month USD-LIBOR + 1.050)% due 7/18/31(a)(f)	978,562
995,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	848,633
	TOTAL ASSET-BACKED SECURITIES (Cost – $222,989,287)	205,440,446
SENIOR LOANS(f) – 1.2%
80,000	AAdvantage Loyality IP Ltd., 7.460% (3-Month USD-LIBOR + 0.475)% due 4/20/28	78,634
	Acrisure LLC:
151,037	6.024% (1-Month USD-LIBOR + 0.350)% due 2/15/27	144,397
223,875	6.774% (1-Month USD-LIBOR + 0.425)% due 2/15/27	216,973
40,625	Acuris Finance US Inc., 6.204% (3-Month USD-LIBOR + 0.400)% due 2/16/28	39,779
137,113	ADMI Corp., 6.274% (1-Month USD-LIBOR + 0.375)% due 12/23/27	127,944
165,000	Air Canada, 6.421% (3-Month USD-LIBOR + 0.350)% due 8/11/28	159,255
108,625	AlixPartners LLP, 5.274% (1-Month USD-LIBOR + 0.275)% due 2/4/28	105,986
106,700	Alliant Holdings Intermediate LLC, 5.774% (1-Month USD-LIBOR + 0.325)% due 5/9/25	104,344
49,625	Allied Universal Holdco LLC, 6.274% (1-Month USD-LIBOR + 0.375)% due 5/12/28	47,274
61,942	Allspring Buyer LLC, 5.563% (3-Month USD-LIBOR + 0.325)% due 11/1/28	61,012
203,211	Alterra Mountain Co., 6.024% (1-Month USD-LIBOR + 0.350)% due 8/17/28	197,368
73,746	Amentum Government Services Holdings LLC, 6.524% (1-Month USD-LIBOR + 0.400)% due 1/29/27	71,534
53,900	American Airlines Inc., 4.274% (1-Month USD-LIBOR + 0.175)% due 1/29/27	49,487
54,450	American Trailer World Corp., 6.305% (1-Month USD-LIBOR + 0.375)% due 3/3/28	50,693
9,850	AmWINS Group Inc., 4.774% (1-Month USD-LIBOR + 0.225)% due 2/19/28	9,606
76,611	Artera Services LLC, 5.500% (3-Month USD-LIBOR + 0.325)% due 3/6/25	61,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$497,500	Ascend Learning LLC, 6.024% (1-Month USD-LIBOR + 0.350)% due 12/11/28	$473,516
364,955	Astra Acquisition Corp., 7.774% (1-Month USD-LIBOR + 0.525)% due 10/25/28	307,777
20,000	Asurion LLC, 7.774% (1-Month USD-LIBOR + 0.525)% due 1/31/28	17,100
329,203	athenahealth Group Inc., 5.800% (1-Month USD-LIBOR + 0.350)% due 2/15/29	314,389
74,250	Atlas Purchaser Inc., 8.117% (3-Month USD-LIBOR + 0.525)% due 5/8/28	60,872
94,286	Avaya Inc., 6.641% (1-Month USD-LIBOR + 0.425)% due 12/15/27	53,272
	Aveanna Healthcare LLC:
313,083	due 7/17/28(k)	268,992
119,372	Aventiv Technologies LLC, 6.750% (3-Month USD-LIBOR + 0.450)% due 11/1/24	106,943
118,634	Azalea TopCo Inc., 6.024% (1-Month USD-LIBOR + 0.350)% due 7/24/26	113,473
230,000	Bausch + Lomb Corp., 5.653% (1-Month USD-LIBOR + 0.325)% due 5/10/27	215,625
140,527	Blackhawk Network Holdings Inc., 5.054% (3-Month USD-LIBOR + 0.300)% due 6/15/25	134,686
113,269	Brookfield WEC Holdings Inc., 5.274% (1-Month USD-LIBOR + 0.275)% due 8/1/25	110,423
13,903	Brown Group Holdings LLC, 5.024% (1-Month USD-LIBOR + 0.250)% due 6/7/28	13,648
83,513	Cablevision Lightpath LLC, 5.641% (1-Month USD-LIBOR + 0.325)% due 11/30/27	82,016
14,588	Calpine Corp., 4.524% (1-Month USD-LIBOR + 0.200)% due 8/12/26	14,235
9,850	Camelot U.S. Acquisition 1 Co., 5.524% (1-Month USD-LIBOR + 0.300)% due 10/30/26	9,579
	Carnival Corp.:
58,800	5.877% (3-Month USD-LIBOR + 0.300)% due 6/30/25	55,897
388,050	6.127% (3-Month USD-LIBOR + 0.325)% due 10/18/28	360,887
262,564	Cengage Learning Inc., 7.814% (3-Month USD-LIBOR + 0.475)% due 7/14/26	247,653
123,125	Charter Next Generation Inc., 6.556% (3-Month USD-LIBOR + 0.375)% due 12/1/27	119,387
233,238	CHG Healthcare Services Inc., 4.750% (3-Month USD-LIBOR + 0.325)% due 9/29/28	227,043
37,590	Clear Channel Outdoor Holdings Inc., 6.305% (3-Month USD-LIBOR + 0.350)% due 8/21/26	34,734
141,397	CMG Media Corp., 6.024% (1-Month USD-LIBOR + 0.350)% due 12/17/26	136,978
88,875	CNT Holdings I Corp., 5.812% (1-Month USD-LIBOR + 0.350)% due 11/8/27	86,732
9,364	Columbus McKinnon Corp., 5.063% (3-Month USD-LIBOR + 0.275)% due 5/14/28	9,223
44,663	Conair Holdings LLC, 6.000% (3-Month USD-LIBOR + 0.375)% due 5/17/28	38,410
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$63,538	Connect Finco SARL, 6.030% (1-Month USD-LIBOR + 0.350)% due 12/11/26	$61,552
98,250	Conservice Midco LLC, 6.774% (1-Month USD-LIBOR + 0.425)% due 5/13/27	95,302
83,023	Constellation Renewables LLC, 5.570% (3-Month USD-LIBOR + 0.250)% due 12/15/27	81,807
54,588	CoreLogic Inc., 6.063% (1-Month USD-LIBOR + 0.350)% due 6/2/28	46,741
83,694	Cornerstone Building Brands Inc., 5.641% (1-Month USD-LIBOR + 0.325)% due 4/12/28	74,738
224,438	Cornerstone OnDemand Inc., 6.274% (1-Month USD-LIBOR + 0.375)% due 10/16/28	210,596
158,400	CQP Holdco LP, 6.000% (3-Month USD-LIBOR + 0.375)% due 6/5/28	155,113
35,804	Cyanco Intermediate 2 Corp., 6.024% (1-Month USD-LIBOR + 0.350)% due 3/16/25	34,573
100,128	Cyxtera DC Holdings Inc., 5.790% (3-Month USD-LIBOR + 0.300)% due 5/1/24	96,713
146,810	DCert Buyer Inc., 6.903% (3-Month USD-LIBOR + 0.400)% due 10/16/26	142,609
	DG Investment Intermediate Holdings 2 Inc.:
163,355	6.274% (1-Month USD-LIBOR + 0.375)% due 3/31/28	159,621
15,000	9.274% (1-Month USD-LIBOR + 0.675)% due 3/30/29	13,863
58,478	Diamond Sports Group LLC, 5.637% (1-Month USD-LIBOR + 0.325)% due 8/24/26	10,610
121,780	DIRECTV Financing LLC, 7.524% (1-Month USD-LIBOR + 0.500)% due 8/2/27	116,269
	Dynasty Acquisition Co., Inc.:
107,060	6.024% (1-Month USD-LIBOR + 0.350)% due 4/6/26	103,019
343,275	EAB Global Inc., 6.305% (3-Month USD-LIBOR + 0.350)% due 8/16/28	329,630
24,688	Ecovyst Catalyst Technologies LLC, 5.306% (3-Month USD-LIBOR + 0.250)% due 6/9/28	24,144
75,000	Edelman Financial Center LLC, 9.274% (1-Month USD-LIBOR + 0.675)% due 7/20/26	68,500
	EG Group Ltd.:
67,105	6.250% (3-Month USD-LIBOR + 0.400)% due 2/7/25	65,428
39,669	6.500% (3-Month USD-LIBOR + 0.425)% due 3/31/26	38,739
	Envision Healthcare Corp.:
66,576	6.325% (3-Month USD-LIBOR + 0.375)% due 3/31/27	16,311
27,211	6.825% (3-Month USD-LIBOR + 0.425)% due 3/31/27	13,606
4,937	eResearchTechnology Inc., 7.024% (1-Month USD-LIBOR + 0.450)% due 2/4/27	4,695
229,425	Fertitta Entertainment LLC, 6.455% (1-Month USD-LIBOR + 0.400)% due 1/27/29	220,133
96,880	Filtration Group Corp., 5.524% (1-Month USD-LIBOR + 0.300)% due 3/31/25	95,109
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$106,514	First Advantage Holdings LLC, 5.274% (1-Month USD-LIBOR + 0.275)% due 1/31/27	$104,428
148,643	Flutter Entertainment PLC, 4.500% (3-Month USD-LIBOR + 0.225)% due 7/21/26	144,989
118,496	Gainwell Acquisition Corp., 6.250% (3-Month USD-LIBOR + 0.400)% due 10/1/27	115,608
155,000	Garda World Security Corp., 7.240% (3-Month USD-LIBOR + 0.425)% due 10/30/26	150,415
83,660	Getty Images Inc., 7.623% (1-Month USD-LIBOR + 0.450)% due 2/19/26	82,737
74,250	Gogo Intermediate Holdings LLC, 6.556% (3-Month USD-LIBOR + 0.375)% due 4/30/28	72,657
74,063	Grab Holdings Inc., 7.030% (1-Month USD-LIBOR + 0.450)% due 1/29/26	69,341
130,601	Graham Packaging Co., Inc., 5.524% (1-Month USD-LIBOR + 0.300)% due 8/4/27	127,336
151,956	Granite US Holdings Corp., 6.313% (3-Month USD-LIBOR + 0.400)% due 9/30/26	147,777
567,150	Gray Television Inc., 5.373% (1-Month USD-LIBOR + 0.300)% due 12/1/28	557,832
108,356	Great Outdoors Group LLC, 6.274% (1-Month USD-LIBOR + 0.375)% due 3/6/28	104,672
24,615	Greystone Select Financial LLC, 7.738% (3-Month USD-LIBOR + 0.500)% due 6/16/28	23,385
45,361	Gulf Finance LLC, 9.185% (1-Month USD-LIBOR + 0.675)% due 8/25/26	36,950
204,795	H-Food Holdings LLC, 6.211% (1-Month USD-LIBOR + 0.369)% due 5/23/25	189,904
84,363	HighTower Holding LLC, 6.732% (3-Month USD-LIBOR + 0.400)% due 4/21/28	81,726
64,188	Horizon Therapeutics USA Inc., 4.313% (1-Month USD-LIBOR + 0.175)% due 3/15/28	62,468
505,000	Hunter Douglas Holding BV, 6.340% (3-Month USD-LIBOR + 0.350)% due 2/26/29(d)	440,108
194,192	Husky Injection Molding Systems Ltd., 5.877% (3-Month USD-LIBOR + 0.300)% due 3/28/25	184,267
	Hyland Software Inc.:
10,000	7.000% (1-Month USD-LIBOR + 0.525)% due 7/7/25(d)	9,900
40,125	8.774% (1-Month USD-LIBOR + 0.625)% due 7/7/25	39,422
	Icon PLC:
171,033	4.563% (3-Month USD-LIBOR + 0.225)% due 7/3/28	168,168
95,551	iHeartCommunications Inc., 5.524% (1-Month USD-LIBOR + 0.300)% due 5/1/26	92,224
118,800	Ingram Micro Inc., 5.750% (3-Month USD-LIBOR + 0.350)% due 6/30/28	114,048
263,554	Intelsat Jackson Holdings SA, 7.445% (6-Month USD-LIBOR + 0.425)% due 2/1/29	249,278
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$143,550	ION Trading Finance Ltd., 7.000% (3-Month USD-LIBOR + 0.475)% due 4/1/28	$139,363
43,390	IRB Holding Corp., 5.387% (1-Month USD-LIBOR + 0.300)% due 12/15/27	41,916
143,550	Jazz Pharmaceuticals PLC, 6.024% (1-Month USD-LIBOR + 0.350)% due 5/5/28	140,627
112,125	Kestrel Bidco Inc., 5.030% (3-Month USD-LIBOR + 0.300)% due 12/11/26	102,294
139,650	Kraton Corp., 5.109% (3-Month USD-LIBOR + 0.325)% due 3/15/29	137,469
108,362	Kronos Acquisition Holdings Inc., 6.820% (3-Month USD-LIBOR + 0.375)% due 12/22/26	104,272
132,867	LifePoint Health Inc., 6.274% (1-Month USD-LIBOR + 0.375)% due 11/16/25	128,590
34,123	Lions Gate Capital Holdings LLC, 4.774% (1-Month USD-LIBOR + 0.225)% due 3/24/25	33,377
140,612	Lummus Technology Holdings V LLC, 6.024% (1-Month USD-LIBOR + 0.350)% due 6/30/27	135,485
36,085	Maravai Intermediate Holdings LLC, 5.553% (3-Month USD-LIBOR + 0.300)% due 10/19/27	35,522
148,500	Mavis Tire Express Services Topco Corp., 6.375% (1-Month USD-LIBOR + 0.400)% due 5/4/28	144,532
220,000	McAfee Corp., 6.157% (1-Month USD-LIBOR + 0.375)% due 3/1/29	208,175
428,925	Medline Borrower LP, 5.774% (1-Month USD-LIBOR + 0.325)% due 10/23/28	408,474
122,684	Messer Industries GmbH, 4.750% (3-Month USD-LIBOR + 0.250)% due 3/2/26	120,200
110,000	Mileage Plus Holdings LLC, 7.313% (3-Month USD-LIBOR + 0.525)% due 6/21/27	111,564
197,317	Minotaur Acquisition Inc., 7.555% (1-Month USD-LIBOR + 0.500)% due 3/27/26	187,945
164,175	Mirion Technologies Inc., 5.627% (3-Month USD-LIBOR + 0.275)% due 10/20/28	160,584
45,000	Misys Ltd., 10.621% (3-Month USD-LIBOR + 0.725)% due 6/13/25	40,037
523,688	Mitchell International Inc., 6.734% (3-Month USD-LIBOR + 0.375)% due 10/15/28	498,975
39,635	NASCAR Holdings LLC, 5.024% (1-Month USD-LIBOR + 0.250)% due 10/19/26	38,948
43,763	NCR Corp., 5.310% (3-Month USD-LIBOR + 0.250)% due 8/28/26	43,106
174,125	Olympus Water US Holding Corp., 6.063% (3-Month USD-LIBOR + 0.375)% due 11/9/28	167,242
522,188	OneDigital Borrower LLC, 6.977% (3-Month USD-LIBOR + 0.425)% due 11/16/27	503,911
64,188	Packaging Coordinators Midco Inc., 6.000% (3-Month USD-LIBOR + 0.375)% due 11/30/27	62,402
69,136	Packers Holdings LLC, 5.630% (1-Month USD-LIBOR + 0.325)% due 3/9/28	65,386
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$39,201	PAI Holdco Inc., 6.556% (3-Month USD-LIBOR + 0.375)% due 10/28/27	$38,025
74,062	Park River Holdings Inc., 5.527% (3-Month USD-LIBOR + 0.325)% due 12/28/27	67,119
225,076	Pathway Vet Alliance LLC, 6.000% (3-Month USD-LIBOR + 0.375)% due 3/31/27	211,909
44,497	PCI Gaming Authority, 5.024% (1-Month USD-LIBOR + 0.250)% due 5/29/26	43,471
121,202	Peraton Corp., 6.274% (1-Month USD-LIBOR + 0.375)% due 2/1/28	117,566
74,250	PetSmart LLC, 6.270% (1-Month USD-LIBOR + 0.375)% due 2/11/28	72,394
4,924	PetVet Care Centers LLC, 6.024% (1-Month USD-LIBOR + 0.350)% due 2/14/25	4,760
127,400	PG&E Corp., 5.563% (1-Month USD-LIBOR + 0.300)% due 6/23/25	124,773
98,209	Phoenix Services International LLC, 6.673% (3-Month USD-LIBOR + 0.375)% due 3/1/25	56,961
37,362	Playa Resorts Holding BV, 5.270% (1-Month USD-LIBOR + 0.275)% due 4/29/24	36,541
395,000	PMHC II Inc., 6.977% (3-Month USD-LIBOR + 0.425)% due 4/23/29	352,759
143,193	PODS LLC, 5.524% (1-Month USD-LIBOR + 0.300)% due 3/31/28	138,360
516,100	Polaris Newco LLC, 6.524% (1-Month USD-LIBOR + 0.400)% due 6/2/28	494,620
54,113	Prairie ECI Acquiror LP, 7.274% (1-Month USD-LIBOR + 0.475)% due 3/11/26	51,466
141,375	Pregis TopCo LLC, 6.805% (3-Month USD-LIBOR + 0.400)% due 7/31/26	137,240
194,025	Pretium PKG Holdings Inc., 6.305% (3-Month USD-LIBOR + 0.400)% due 10/2/28	182,092
283,575	Proofpoint Inc., 6.320% (3-Month USD-LIBOR + 0.325)% due 8/31/28	272,445
132,325	Pug LLC, 6.024% (1-Month USD-LIBOR + 0.350)% due 2/12/27	123,889
153,063	Rackspace Technology Global Inc., 5.617% (3-Month USD-LIBOR + 0.275)% due 2/15/28	123,194
253,725	Radiate Holdco LLC, 5.774% (1-Month USD-LIBOR + 0.325)% due 9/25/26	241,643
	Renaissance Holding Corp.:
183,164	5.774% (1-Month USD-LIBOR + 0.325)% due 5/30/25	177,927
35,000	9.524% (1-Month USD-LIBOR + 0.700)% due 5/29/26	33,600
39,500	Rent-A-Center Inc., 6.063% (3-Month USD-LIBOR + 0.325)% due 2/17/28	38,167
9,211	RentPath Inc., 7.250% due 12/31/25(d)	92
42,814	Reynolds Consumer Products LLC, 4.274% (1-Month USD-LIBOR + 0.175)% due 2/4/27	41,884
42,453	Sabre GLBL Inc., 4.524% (1-Month USD-LIBOR + 0.200)% due 2/22/24	42,241
69,429	Schenectady International Group Inc., 7.205% (3-Month USD-LIBOR + 0.475)% due 10/15/25	62,139
195,000	Scientific Games International Inc., 5.407% (1-Month USD-LIBOR + 0.300)% due 4/14/29	191,588
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$95,067	Sinclair Television Group Inc., 5.030% (1-Month USD-LIBOR + 0.250)% due 9/30/26	$91,185
86,819	Six Flags Theme Parks Inc., 4.250% (1-Month USD-LIBOR + 0.175)% due 4/17/26	83,943
90,000	SkyMiles IP Ltd., 6.460% (3-Month USD-LIBOR + 0.375)% due 10/20/27	91,076
19,500	SMG US Midco 2 Inc., 5.024% (1-Month USD-LIBOR + 0.250)% due 1/23/25	18,785
73,180	SolarWinds Holdings Inc., 5.274% (1-Month USD-LIBOR + 0.275)% due 2/5/24	71,899
157,696	Southern Veterinary Partners LLC, 6.524% (1-Month USD-LIBOR + 0.400)% due 10/5/27	151,782
108,625	Spin Holdco Inc., 5.611% (3-Month USD-LIBOR + 0.400)% due 3/4/28	101,836
64,350	SRS Distribution Inc., 6.306% (3-Month USD-LIBOR + 0.350)% due 6/2/28	62,098
49,282	Staples Inc., 7.782% (3-Month USD-LIBOR + 0.500)% due 4/16/26	43,289
34,217	Sunshine Luxembourg VII SARL, 6.000% (3-Month USD-LIBOR + 0.375)% due 10/1/26	32,913
453,995	SWF Holdings I Corp., 6.368% (1-Month USD-LIBOR + 0.400)% due 10/6/28	395,353
141,664	TAMKO Building Products LLC, 5.739% (3-Month USD-LIBOR + 0.300)% due 5/29/26	136,174
63,242	Team Health Holdings Inc., 5.274% (1-Month USD-LIBOR + 0.275)% due 2/6/24	59,368
49,500	Tecta America Corp., 6.774% (1-Month USD-LIBOR + 0.425)% due 4/10/28	47,767
154,225	Tempo Acquisition LLC, 5.455% (1-Month USD-LIBOR + 0.300)% due 8/31/28	151,603
15,000	TIBCO Software Inc., 9.780% (1-Month USD-LIBOR + 0.725)% due 3/3/28	14,906
49,500	Tiger Acquisition LLC, 5.774% (1-Month USD-LIBOR + 0.325)% due 6/1/28	47,164
129,626	Trans Union LLC, 4.774% (1-Month USD-LIBOR + 0.225)% due 12/1/28	127,057
189,578	TransDigm Inc., 4.774% (1-Month USD-LIBOR + 0.225)% due 12/9/25	184,389
102,793	Travel Leaders Group LLC, 6.524% (1-Month USD-LIBOR + 0.400)% due 1/25/24	95,341
92,155	Travelport Finance (Luxembourg) SARL, 3.750% (3-Month USD-LIBOR + 0.150)% due 2/28/25	90,053
68,824	Traverse Midstream Partners LLC, 5.250% (6-Month USD-LIBOR + 0.425)% due 9/27/24	68,221
74,272	Tricorbraun Holdings Inc., 5.774% (1-Month USD-LIBOR + 0.325)% due 3/3/28	71,850
133,650	Triton Water Holdings Inc., 5.750% (3-Month USD-LIBOR + 0.350)% due 3/31/28	124,729
28,249	U.S. Silica Co., 6.563% (1-Month USD-LIBOR + 0.400)% due 5/1/25	27,560
9,691	Uber Technologies Inc., 6.570% (3-Month USD-LIBOR + 0.350)% due 2/25/27	9,546
188,449	UFC Holdings LLC, 5.520% (3-Month USD-LIBOR + 0.275)% due 4/29/26	182,796
356,139	UKG Inc., 5.535% (3-Month USD-LIBOR + 0.325)% due 5/4/26	344,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$34,868	Ultra Clean Holdings Inc., 6.274% (1-Month USD-LIBOR + 0.375)% due 8/27/25	$34,291
54,313	United AirLines Inc., 6.533% (3-Month USD-LIBOR + 0.375)% due 4/21/28	52,714
14,971	United Natural Foods Inc., 5.820% (1-Month USD-LIBOR + 0.325)% due 10/22/25	14,810
29,250	Univar Solutions USA Inc., 4.524% (1-Month USD-LIBOR + 0.200)% due 7/1/26	28,979
204,225	US Foods Inc., 4.524% (1-Month USD-LIBOR + 0.200)% due 9/13/26	198,795
88,403	Vantage Specialty Chemicals Inc., 6.019% (3-Month USD-LIBOR + 0.350)% due 10/28/24	85,862
4,950	Verscend Holding Corp., 6.524% (1-Month USD-LIBOR + 0.400)% due 8/27/25	4,907
165,068	Wand Newco 3 Inc., 5.524% (1-Month USD-LIBOR + 0.300)% due 2/5/26	158,135
39,392	WaterBridge Midstream Operating LLC, 9.127% (3-Month USD-LIBOR + 0.575)% due 6/22/26	38,590
248,750	Whatabrands LLC, 5.774% (1-Month USD-LIBOR + 0.325)% due 8/3/28	235,457
34,738	Wheel Pros Inc., 6.868% (1-Month USD-LIBOR + 0.450)% due 5/11/28	28,975
103,950	WIN Waste Innovations Holdings Inc., 5.000% (3-Month USD-LIBOR + 0.275)% due 3/24/28	101,643
517,261	Zelis Cost Management Buyer Inc., 5.873% (1-Month USD-LIBOR + 0.350)% due 9/30/26	504,490
20,000	Ziggo Financing Partnership, 4.891% (1-Month USD-LIBOR + 0.250)% due 4/30/28	19,288
	TOTAL SENIOR LOANS (Cost – $23,608,350)	22,461,897
SOVEREIGN BONDS – 0.7%
Bermuda – 0.0%
890,000	Bermuda Government International Bond, 2.375% due 8/20/30	747,805
Brazil – 0.0%
	Brazilian Government International Bond:
200,000	3.750% due 9/12/31	170,377
400,000	5.625% due 2/21/47	330,520
	Total Brazil	500,897
Chile – 0.1%
	Chile Government International Bond:
200,000	2.550% due 1/27/32	166,653
235,000	2.550% due 7/27/33	188,374
200,000	3.100% due 5/7/41	146,424
200,000	3.500% due 1/25/50	146,792
200,000	4.000% due 1/31/52	157,540
205,000	3.500% due 4/15/53	146,663
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Chile – (continued)
$400,000	3.100% due 1/22/61	$257,243
	Total Chile	1,209,689
Colombia – 0.1%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	258,220
300,000	5.000% due 6/15/45	201,417
600,000	4.125% due 5/15/51	355,110
	Total Colombia	814,747
Dominican Republic – 0.0%
300,000	Dominican Republic International Bond, 6.000% due 2/22/33(a)	261,321
Hungary – 0.0%
595,000	Hungary Government International Bond, 5.250% due 6/16/29(a)	572,568
Indonesia – 0.0%
700,000	Indonesia Government International Bond, 3.700% due 10/30/49	575,468
Mexico – 0.2%
	Mexico Government International Bond:
200,000	2.659% due 5/24/31	165,817
820,000	4.875% due 5/19/33	785,527
665,000	3.500% due 2/12/34	556,304
1,310,000	4.280% due 8/14/41	1,046,996
1,366,000	4.750% due 3/8/44	1,157,236
200,000	4.350% due 1/15/47	156,380
	Total Mexico	3,868,260
Panama – 0.1%
	Panama Government International Bond:
400,000	2.252% due 9/29/32	310,917
1,230,000	4.500% due 4/16/50	975,386
200,000	4.300% due 4/29/53	152,896
200,000	4.500% due 4/1/56	154,535
1,225,000	3.870% due 7/23/60	842,992
400,000	4.500% due 1/19/63	302,082
	Total Panama	2,738,808
Philippines – 0.0%
	Philippine Government International Bond:
200,000	1.648% due 6/10/31	165,460
300,000	3.700% due 3/1/41	259,939
	Total Philippines	425,399
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Romania – 0.1%
	Romanian Government International Bond:
$636,000	3.000% due 2/27/27(a)	$572,718
1,228,000	3.000% due 2/14/31	976,029
	Total Romania	1,548,747
Saudi Arabia – 0.0%
780,000	Saudi Government International Bond, 4.500% due 10/26/46	727,818
South Africa – 0.0%
200,000	Republic of South Africa Government International Bond, 4.300% due 10/12/28	177,280
South Korea – 0.0%
400,000	Korea Development Bank, 1.625% due 1/19/31	331,324
200,000	Korea International Bond, 2.750% due 1/19/27	191,162
	Total South Korea	522,486
United Arab Emirates – 0.1%
1,025,000	Finance Department Government of Sharjah, 3.625% due 3/10/33	848,187
	TOTAL SOVEREIGN BONDS (Cost – $19,755,579)	15,539,480
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	24,709
360,000	AA-	State of California, GO, 7.300% due 10/1/39	457,558
		Total California	482,267
Massachusetts – 0.0%
725,000	Aa1(l)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	717,102
New York – 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	786,073
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	174,833
1,025,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	1,003,058
		Total New York	1,963,964
Texas – 0.0%
465,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	445,261
		TOTAL MUNICIPAL BONDS (Cost – $4,050,483)	3,608,594
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
1,028	Intelsat SA*(d)	$28,270
CONSUMER CYCLICAL – 0.0%
Leisure Time – 0.0%
1,073	CWT Travel Holdings Inc.*(d)	14,486
DIVERSIFIED – 0.0%
SPACs – 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(d)	32,645
ENERGY – 0.0%
Oil & Gas – 0.0%
468	Gulfport Energy Corp.*	45,752
INDUSTRIAL – 0.0%
Engineering & Construction – 0.0%
3,092	Mcdermott International Ltd.*	1,283
UTILITIES – 0.0%
Electric – 0.0%
51	Frontera Generation Holdings LLC*(d)	6
	TOTAL COMMON STOCKS (Cost – $124,669)	122,442
RIGHT – 0.0%
214	Intelsat Jackson Holdings SA*(d)	1,097
	TOTAL RIGHT (Cost – $0)	1,097
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,217,252,485)	1,976,736,661
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.3%
$3,108,830	BNP Paribas – Paris, 1.680% due 9/1/22	3,108,830
6,321,722	JPMorgan Chase & Co. – New York, 1.680% due 9/1/22	6,321,722
55,038,048	Royal Bank of Canada – Toronto, 1.680% due 9/1/22	55,038,048
	TOTAL TIME DEPOSITS (Cost – $64,468,600)	64,468,600
U.S. GOVERNMENT OBLIGATION – 0.3%
6,600,000	U.S. Treasury Bills, 2.112% due 4/20/23(m) (Cost – $6,512,316)	6,470,938
	TOTAL SHORT-TERM INVESTMENTS (Cost – $70,980,916)	70,939,538
	TOTAL INVESTMENTS – 104.5% (Cost – $2,288,233,401)	2,047,676,199
	Liabilities in Excess of Other Assets – (4.5)%	(88,896,578)
	TOTAL NET ASSETS – 100.0%	$1,958,779,621
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $477,109,855 and represents 24.36% of net assets.

(b)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $4,537,166 and represents 0.23% of net assets.

(e)
Security is currently in default.

(f)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2022.

(g)
Interest only security.

(h)
Principal only security.

(i)
This security is traded on a TBA basis (See Note 5).

(j)
All or a portion of this security is pledged as collateral with the counterparty for open futures contracts.

(k)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)
Rating by Moody’s Investors Service.

(m)
Rate shown represents yield-to-maturity.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550% due 12/15/29	3/24/2022	$134,858	$122,534	0.01%
TransCanada PipeLines Ltd., Senior Unsecured Notes:
1.000% due 10/12/24	10/7/2021	484,859	452,112	0.02%
2.500% due 10/12/31	10/7/2021	476,842	393,810	0.02%
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	220,781	201,116	0.01%
Total			$1,169,572	0.06%
Abbreviations used in this schedule:
ABS
—   Asset-Based Security

CLO
—   Collateralized Loan Obligation

CMT
—   Constant Maturity Treasury Index

GO
—   General Obligation

LIBOR
—   London Interbank Offered Rate

LLC
—   Limited Liability Company

LP
—   Limited Partnership

PCL
—   Public Company Limited

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule (continued):
PLC
—   Public Limited Company

REMICS
—   Real Estate Mortgage Investment Conduit

SARL
—   Société à Responsabilité Limitée

SOFR
—   Secured Overnight Financing Rate

SPACs
—   Special Purpose Acquisition Companies

UMBS
—   Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.2%
Collateralized Mortgage Obligations	22.9
Mortgage-Backed Securities	18.4
U.S. Government Obligations	15.9
Asset-Backed Securities	10.0
Senior Loans	1.1
Sovereign Bonds	0.8
Municipal Bonds	0.2
Common Stocks	0.0*
Right	0.0*
Short-Term Investments	3.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At August 31, 2022, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	567	12/22	$66,517,265	$66,285,844	$(231,421)
U.S. 5 Year Note (CBT)	7	12/22	778,422	775,742	(2,680)
U.S. Ultra Bond (CBT)	30	12/22	4,451,874	4,485,000	33,126
					(200,975)
Contracts to Sell:
U.S. 10 Year Ultra	256	12/22	$(32,262,152)	$32,048,000	$214,152
U.S. 2 Year Note (CBT)	306	12/22	(63,874,682)	63,748,406	126,276
U.S. 5 Year Note (CBT)	622	12/22	(69,163,360)	68,930,235	233,125
U.S. Long Bond (CBT)	221	12/22	(30,054,586)	30,021,469	33,117
					606,670
Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$405,695
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$1,335,000	3.000% due 9/1/37(a) (Proceeds – $1,306,214)	$(1,293,021)
	Government National Mortgage Association:
2,520,000	4.000% due 9/1/52(a) (Proceeds – $2,530,608)	(2,483,184)
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $3,836,822)	$(3,776,205)

(a)
This security is traded on a TBA basis.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 51.9%
Basic Materials – 2.4%
$200,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	$203,399
7,444,866	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(b)	6,477,034
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	194,200
150,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	140,474
	Glencore Funding LLC, Company Guaranteed Notes:
80,000	4.125% due 5/30/23(b)	79,804
15,000	4.125% due 3/12/24(b)	14,894
60,000	4.000% due 4/16/25(b)	58,608
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	201,000
200,000	Periama Holdings LLC, Company Guaranteed Notes, 5.950% due 4/19/26	183,000
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	185,896
6,500,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)	5,498,139
200,000	UPL Corp., Ltd, Senior Unsecured Notes, 4.500% due 3/8/28	173,249
	Total Basic Materials	13,409,697
Communications – 9.5%
8,769,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	8,360,277
3,026,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	2,774,781
140,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	143,670
8,209,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(b)	8,229,523
43,750,000SEK	Go North Group AB, Secured Notes, 12.968% (3-Month SEK-STIBOR + 12.000%) due 7/15/25(a)	4,187,159
13,337,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 11/9/22(a)(b)	13,267,007
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	166,118
200,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	183,100
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	195,252
7,226,000	Sprint Communications LLC, Company Guaranteed Notes, 6.000% due 11/15/22	7,241,030
7,922,000	TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(b)	7,779,166
160,000	Verizon Communications Inc., Senior Unsecured Notes, 4.005% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	160,468
	Total Communications	52,687,551
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 8.3%
$2,250,000	American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(b)	$2,186,208
11,790,000	Buena Vista Gaming Authority, Senior Secured Notes, 13.000% due 4/1/23(b)	11,790,000
140,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	138,663
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
11,197,000	4.250% due 9/20/22	11,188,616
3,539,000	3.350% due 11/1/22	3,530,285
2,750,000SEK	Gaming Innovation Group PLC, 9.979% (3-Month SEK-STIBOR + 8.500%) due 6/11/24(a)	261,127
155,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	156,029
7,939,294	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	6,685,205
1,216,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 10.250% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,165,840
160,000	Hyundai Capital America, Senior Unsecured Notes, 1.000% due 9/17/24(b)	148,237
894,000	Jaguar Land Rover Automotive PLC, Company Guaranteed Notes, 5.625% due 2/1/23(b)	872,062
155,000	Magallanes Inc., Company Guaranteed Notes, 3.788% due 3/15/25(b)	149,417
150,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	148,524
5,632,000	Meritor Inc., Company Guaranteed Notes, 6.250% due 6/1/25(b)	5,808,000
19,200,000NOK	N0r5ke Viking I AS, 10.220% (3-Month NIBOR + 8.000%) due 5/3/24(a)(c)	1,941,267
45,000	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 1.125% due 9/16/24(b)	41,600
	Total Consumer Cyclical	46,211,080
Consumer Non-cyclical – 8.8%
192,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	154,857
3,901,000	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 3.500% due 2/15/23(b)	3,861,990
40,000	BAT Capital Corp., Company Guaranteed Notes, 2.789% due 9/6/24	38,757
125,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	111,299
7,715,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	7,326,918
12,106,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	12,045,470
150,000	Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	149,934
1,805,000	Cooks Venture Inc., Senior Secured Notes, 5.500% due 1/15/25(b)(c)	1,778,647
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$3,750,000SEK	Desenio Group AB, 7.056% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(a)	$186,363
115,000	Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	113,664
155,000	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	156,012
155,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	147,308
8,497,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(b)(c)(d)	8,135,878
2,306,000	Nathan’s Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	2,218,502
9,433,000	Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.000% due 2/1/25(b)	9,471,109
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	190,965
	Royalty Pharma PLC, Company Guaranteed Notes:
140,000	0.750% due 9/2/23	134,889
15,000	1.200% due 9/2/25	13,636
155,000	Triton Container International Ltd., Company Guaranteed Notes, 0.800% due 8/1/23(b)	148,903
35,000	UnitedHealth Group Inc., Senior Unsecured Notes, 3.700% due 5/15/27	34,597
8,251,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)	2,557,810
160,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	150,381
	Total Consumer Non-cyclical	49,127,889
Diversified – 0.7%
4,350,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.832% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	3,802,665
Energy – 4.4%
250,000	AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	236,627
100,000	Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	94,018
	Energy Transfer LP, Senior Unsecured Notes:
115,000	5.875% due 1/15/24	116,528
25,000	4.500% due 4/15/24	24,910
5,000	4.050% due 3/15/25	4,908
178,404	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	167,239
164,720	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	160,907
13,591,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(b)	13,200,259
2,764,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(b)(d)	2,936,750
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
5,964,260	10.000% due 2/29/24(b)	5,964,260
635,000	11.500% due 2/28/25(b)	620,588
200,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	197,340
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	247,820
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$150,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(b)	$148,925
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	193,076
	Total Energy	24,314,155
Financial – 5.5%
	American Express Co., Senior Unsecured Notes:
95,000	3.375% due 5/3/24	93,916
65,000	2.623% (SOFRRATE + 0.930%) due 3/4/25(a)	64,971
155,000	Athene Global Funding, Senior Secured Notes, 2.995% (SOFRINDX + 0.700%) due 5/24/24(a)(b)	151,892
15,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(b)	14,830
100,000	Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	97,235
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	193,263
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	133,875
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	139,188
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	173,891
200,000	Bancolombia SA, Subordinated Notes, 4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	186,000
200,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	173,959
200,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	177,250
	Bank of America Corp., Senior Unsecured Notes:
100,000	2.401% (3-Month USD-LIBOR + 0.790%) due 3/5/24(a)	99,731
55,000	2.934% (SOFRRATE + 0.690%) due 4/22/25(a)	54,057
160,000	Bank of Montreal, Senior Unsecured Notes, 2.475% (SOFRINDX + 0.710%) due 3/8/24(a)	159,078
70,000	Bank of Nova Scotia, Senior Unsecured Notes, 0.650% due 7/31/24	65,558
200,000	BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	191,671
70,000	Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(b)	67,873
150,000	Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(a)	149,790
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$150,000	Charles Schwab Corp., Senior Unsecured Notes, 2.733% (SOFRINDX + 1.050%) due 3/3/27(a)	$147,856
	Citigroup Inc., Senior Unsecured Notes:
105,000	4.105% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	104,969
45,000	1.281% (SOFRRATE + 0.528%) due 11/3/25(a)	41,841
150,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	146,667
24,121	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	19,846
	JPMorgan Chase & Co., Senior Unsecured Notes:
150,000	3.900% due 7/15/25	148,858
75,000	3.564% (SOFRRATE + 1.320%) due 4/26/26(a)	74,945
80,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(b)	79,882
80,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	79,816
150,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 3.875% due 3/15/24	149,853
150,000	Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455%) due 1/25/24(a)	147,687
200,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	182,990
20,400,000NOK	Nordic Capital Fund II, 7.910% (3-Month NIBOR + 6.250%) due 6/30/24(a)	2,026,174
140,000	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 4.500% due 3/15/23(b)	139,189
13,889,000	Prudential Financial Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 4.175%) due 9/15/42(a)	13,895,945
150,000	Royal Bank of Canada, Senior Unsecured Notes, 3.375% due 4/14/25	147,241
12,500,000SEK	Stockwik Förvaltning AB, Senior Secured Notes, 8.324% (3-Month SEK-STIBOR + 7.000%) due 9/3/23(a)	1,128,143
8,637,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	8,788,148
160,000	Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	149,614
150,000	Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	149,662
200,000	United Overseas Bank Ltd., Subordinated Notes, 1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	180,084
155,000	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600%) due 6/2/24(a)	151,862
155,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	153,728
	Total Financial	30,623,028
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – 4.8%
$3,732,610	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(e)	$3,863,251
160,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	150,279
4,292,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,578,455
3,034,000	Graphic Packaging International LLC, Company Guaranteed Notes, 4.875% due 11/15/22	3,033,158
2,958,000	Hillenbrand Inc., Company Guaranteed Notes, 5.750% due 6/15/25	2,961,875
9,643,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	7,714,400
135,000	Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	133,776
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(b)	143,723
155,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	150,473
1,300,000	Seaspan Corp., Senior Unsecured Notes, 6.500% due 2/5/24(b)	1,293,500
3,200,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	3,196,799
220,000	XPO Logistics Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	222,564
	Total Industrial	26,442,253
Insurance – 0.4%
20,620,000SEK	ADDvise Group AB, 8.569% (3-Month SEK-STIBOR + 7.250%) due 5/21/24(a)	1,924,103
Media – 1.5%
9,800,000	BuzzFeed Inc., 7.000% due 9/30/26(b)(c)	8,256,500
Technology – 2.3%
2,529,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	2,528,840
50,000	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	48,061
105,000	Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	101,513
6,305,000EUR	Fiven ASA, Senior Secured Notes, 6.850% (3-Month EURIBOR + 6.850%) due 6/21/24(a)	6,208,558
13,750,000SEK	Impala Group PLC, 10.217% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,266,705
155,000	Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24	147,558
2,475,000	Tigo Energy Inc., Senior Secured Notes, 5.500% due 1/15/25(b)(d)	2,463,860
	Total Technology	12,765,095
Utilities – 3.3%
200,000	AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	189,216
121,700	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	108,313
146,300	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	136,656
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$170,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	$159,790
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	189,821
3,610,000	M.H.H. Holding BV, 9.912% (3-Month USD-LIBOR + 7.000%) due 2/10/25(a)	3,673,175
200,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	178,000
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	182,433
	Pacific Gas & Electric Co., 1st Mortgage Notes:
105,000	3.250% due 2/16/24	102,705
50,000	4.950% due 6/8/25	49,739
13,572,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(b)	13,436,280
160,000	Southern California Edison Co., 1st Mortgage Notes, 2.882% (SOFRINDX + 0.830%) due 4/1/24(a)	158,572
	Total Utilities	18,564,700
	TOTAL CORPORATE BONDS & NOTES (Cost – $311,049,606)	288,128,716
SENIOR LOANS(a) – 7.5%
5,357,692	Avast Software BV, 4.000% (3-Month USD-LIBOR + 1.750%) due 3/22/28	5,329,779
2,349,100	Cengage Learning Inc., due 7/14/26(f)	2,215,695
1,722,447	First Brands Group LLC, 8.368% (6-Month USD-LIBOR + 4.000%) due 3/30/27	1,664,848
1,704,000	Fogo de Chao Inc., due 4/7/25(f)	1,624,133
2,888,505	Getty Images Inc., due 2/19/26(f)	2,856,616
7,805,857	K&N Parent Inc., 7.000% (3-Month USD-LIBOR + 4.750%) due 10/20/23	5,464,100
2,695,935	Lealand Finance Co. BV, 5.524% (1-Month USD-LIBOR + 2.000%) due 6/28/24	1,617,561
7,943,629	Mallinckrodt International Finance SA, due 2/28/22(c)(f)	7,943,629
2,300,953	MoneyGram International Inc., 6.000% (3-Month USD-LIBOR + 4.500%) due 7/21/26	2,268,349
4,248,079	Monitronics International Inc., 10.306%, due 3/29/24(f)	2,796,893
8,190,230	QuarterNorth Energy Holding Inc., 10.524% (1-Month USD-LIBOR + 5.000%) due 8/27/26	8,123,725
	TOTAL SENIOR LOANS (Cost – $45,765,792)	41,905,328
ASSET-BACKED SECURITIES – 4.9%
	AccessLex Institute:
52,261	Series 2004-2, Class A3, 2.973% (3-Month USD-LIBOR + 0.190%) due 10/25/24(a)	51,931
157,218	Series 2007-A, Class A3, 3.297% (3-Month USD-LIBOR + 0.300%) due 5/25/36(a)	151,892
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$209,000	ACREC Ltd., Series 2021-FL1, Class A, 3.527% (1-Month USD-LIBOR + 1.150%) due 10/16/36(a)(b)	$200,849
	Affirm Asset Securitization Trust:
56,859	Series 2020-Z2, Class A, 1.900% due 1/15/25(b)	55,719
126,134	Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	122,446
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 3.860% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(b)	982,096
59,542	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	56,583
177,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, 3.822% (1-Month TSFR1M + 1.514%) due 2/15/35(a)(b)	171,924
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 3.491% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(b)	219,234
9,814	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(b)	9,806
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 3.868% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(b)	489,534
500,000	Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 3.800% (3-Month USD-LIBOR + 1.060%) due 4/18/34(a)(b)	488,246
184,000	BRSP Ltd., Series 2021-FL1, Class A, 3.516% (1-Month USD-LIBOR + 1.150%) due 8/19/38(a)(b)	178,885
	BSPRT Issuer Ltd.:
66,983	Series 2019-FL5, Class A, 3.541% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	66,690
193,000	Series 2021-FL6, Class A, 3.491% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(b)	187,693
209,000	Series 2021-FL7, Class A, 3.711% (1-Month USD-LIBOR + 1.320%) due 12/15/38(a)(b)	202,730
418,542	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	372,980
1,000,000	Carlyle US CLO Ltd., Series 2021-7A, Class A1, 3.672% (3-Month USD-LIBOR + 1.160%) due 10/15/35(a)(b)	978,809
	CHCP Ltd.:
249,806	Series 2021-FL1, Class A, 3.461% (1-Month TSFR1M + 1.164%) due 2/15/38(a)(b)	244,879
100,000	Series 2021-FL1, Class AS, 3.711% (1-Month TSFR1M + 1.414%) due 2/15/38(a)(b)	97,375
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 3.966% (1-Month TSFR1M + 1.664%) due 8/20/35(a)(b)	174,345
187,715	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	171,008
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	685,618
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 2.170% (3-Month TSFR3M + 1.400%) due 4/14/35(a)(b)	$974,986
209,000	FS Rialto, Series 2021-FL3, Class A, 3.637% (1-Month USD-LIBOR + 1.250%) due 11/16/36(a)(b)	199,138
200,000	FS RIALTO, Series 2021-FL2, Class A, 3.607% (1-Month USD-LIBOR + 1.220%) due 5/16/38(a)(b)	195,433
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 3.942% (3-Month USD-LIBOR + 1.020%) due 5/16/31(a)(b)	492,253
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(b)	245,269
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 3.411% (1-Month USD-LIBOR + 1.020%) due 7/15/39(a)(b)	176,393
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 3.943% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	493,525
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 3.890% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	984,807
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 3.832% (3-Month USD-LIBOR + 1.320%) due 4/15/34(a)(b)	988,865
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 3.992% (3-Month USD-LIBOR + 1.210%) due 1/30/35(a)(b)	488,250
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 3.830% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	492,643
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	463,033
200,000	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 3.437% (1-Month USD-LIBOR + 1.050%) due 6/16/36(a)(b)	193,836
254,199	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	243,357
167,212	Invitation Homes Trust, Series 2018-SFR1, Class A, 3.080% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	165,331
23,326	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	22,866
	LCCM Trust:
184,000	Series 2021-FL2, Class A, 3.591% (1-Month USD-LIBOR + 1.200%) due 12/13/38(a)(b)	179,819
210,000	Series 2021-FL3, Class A, 3.841% (1-Month USD-LIBOR + 1.450%) due 11/15/38(a)(b)	206,058
125,789	LMREC Inc., Series 2019-CRE3, Class A, 3.827% (1-Month USD-LIBOR + 1.400%) due 12/22/35(a)(b)	123,903
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 3.903% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(b)	493,364
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 3.980% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(b)	979,338
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$160,875	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(b)	$158,510
486,250	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(b)	481,395
	MF1 Ltd.:
200,000	Series 2021-FL6, Class A, 3.477% (1-Month USD-LIBOR + 1.100%) due 7/16/36(a)(b)	193,000
208,000	Series 2021-FL7, Class A, 3.457% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(b)	200,200
88,119	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	80,701
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 3.991% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	334,180
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 4.175% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	983,546
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 3.735% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	968,765
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.846% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	246,118
	Pagaya AI Debt Selection Trust:
137,441	Series 2021-1, Class A, 1.180% due 11/15/27(b)	134,397
649,965	Series 2021-3, Class B, 1.740% due 5/15/29(b)	598,717
345,648	Series 2021-5, Class A, 1.530% due 8/15/29(b)	334,232
	Pagaya AI Debt Trust:
215,752	Series 2022-1, Class A, 2.030% due 10/15/29(b)	208,013
300,000	Series 2022-3, Class A, 6.060% due 3/15/30(b)	299,032
446,303	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	400,919
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 3.960% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	984,327
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 3.830% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	490,750
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 4.161% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	986,121
200,000	STWD Ltd., Series 2021-FL2, Class A, 3.577% (1-Month USD-LIBOR + 1.200%) due 4/18/38(a)(b)	194,753
47,912	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(b)	47,857
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 3.580% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(b)	196,250
	Upstart Securitization Trust:
44,794	Series 2020-3, Class A, 1.702% due 11/20/30(b)	44,706
150,872	Series 2021-3, Class A, 0.830% due 7/20/31(b)	146,366
211,356	USASF Receivables LLC, Series 2020-1A, Class B, 3.220% due 5/15/24(b)	210,335
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$584,784	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	$546,865
500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 3.850% (3-Month USD-LIBOR + 1.140%) due 1/20/31(a)(b)	494,232
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 3.908% (SOFR30A + 1.900%) due 2/18/39(a)(b)	146,808
552,775	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(b)	514,861
343,788	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(b)	327,008
722,798	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(b)	685,733
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 3.880% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(b)	486,987
	TOTAL ASSET-BACKED SECURITIES (Cost – $28,068,085)	27,289,423
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
236,919	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	222,194
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	165,509
1,375,701	BANK 2017-BNK4, Series 2017-BNK4, Class XA, 1.488% due 5/15/50(a)(g)	62,405
1,703,398	BANK 2017-BNK6, Series 2017-BNK6, Class XA, 0.908% due 7/15/60(a)(g)	48,787
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 3.347% (1-Month USD-LIBOR + 0.956)% due 11/15/34(a)(b)	191,791
	Benchmark Mortgage Trust:
10,637,987	Series 2018-B4, Class XA, 0.658% due 7/15/51(a)(g)	199,104
3,676,560	Series 2020-B16, Class XA, 1.046% due 2/15/53(a)(g)	190,570
208,000	BPR Trust, Series 2021-TY, Class A, 3.441% (1-Month USD-LIBOR + 1.050)% due 9/15/38(a)(b)	199,711
	BRAVO Residential Funding Trust:
641,631	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(b)	611,025
928,671	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	854,349
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 3.342% (1-Month USD-LIBOR + 0.950)% due 8/15/38(a)(b)	176,780
	BX Commercial Mortgage Trust:
209,000	Series 2021-21M, Class A, 3.121% (1-Month USD-LIBOR + 0.730)% due 10/15/36(a)(b)	200,890
208,000	Series 2021-VOLT, Class B, 3.341% (1-Month USD-LIBOR + 0.950)% due 9/15/36(a)(b)	198,729
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$195,094	Series 2021-XL2, Class B, 3.389% (1-Month USD-LIBOR + 0.998)% due 10/15/38(a)(b)	$187,056
	BX Trust:
31,011	Series 2018-EXCL, Class A, 3.480% (1-Month USD-LIBOR + 1.088)% due 9/15/37(a)(b)	30,859
183,000	Series 2021-VIEW, Class A, 3.671% (1-Month USD-LIBOR + 1.280)% due 6/15/36(a)(b)	177,466
209,000	BXHPP Trust, Series 2021-FILM, Class B, 3.291% (1-Month USD-LIBOR + 0.900)% due 8/15/36(a)(b)	195,654
1,356,199	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.383% due 5/10/50(a)(g)	59,253
	CFCRE Commercial Mortgage Trust:
1,081,358	Series 2017-C8, Class XA, 1.647% due 6/15/50(a)(g)	57,685
287,000	Series 2017-C8, Class XB, 1.063% due 6/15/50(a)(g)	10,442
386,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.350% due 5/10/36(b)	382,440
36,524	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	36,072
141,413	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	129,945
818,736	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	752,454
	Commercial Mortgage Trust:
14,292,473	Series 2013-CR9, Class XA, 0.038% due 7/10/45(a)(g)	1,621
1,073,776	Series 2013-LC6, Class XA, 1.375% due 1/10/46(a)(g)	309
227,000	Series 2018-HCLV, Class A, 3.391% (1-Month USD-LIBOR + 1.000)% due 9/15/33(a)(b)	215,882
	Credit Suisse Commercial Mortgage Capital Trust:
573,000	Series 2017-CHOP, Class E, 5.691% (1-Month USD-LIBOR + 3.300)% due 7/15/32(a)(b)	543,234
478,699	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	463,009
	CSAIL Commercial Mortgage Trust:
588,774	Series 2017-C8, Class XA, 1.247% due 6/15/50(a)(g)	22,689
4,097,671	Series 2017-CX10, Class XA, 0.889% due 11/15/50(a)(g)	118,131
3,300,787	Series 2018-CX12, Class XA, 0.725% due 8/15/51(a)(g)	83,402
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	187,825
209,000	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 3.146% (1-Month USD-LIBOR + 0.755)% due 10/15/38(a)(b)	202,208
1,587,328	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4987, Class BF, 2.791% (1-Month USD-LIBOR + 0.400)% due 6/25/50(a)	1,576,636
	Federal National Mortgage Association (FNMA), Aces:
1,174,324	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(a)	1,057,498
682,738	Series 2021-M5, Class A1, 1.510% due 1/25/33(a)	617,790
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,053,096	Series 2021-M6, Class A1, 1.532% due 3/25/33(a)	$956,938
240,856	Series 2021-M7, Class A1, 1.778% due 3/25/31(a)	220,124
56,651	Series 2022-M5, Class A1, 2.458% due 1/1/34(a)	52,483
1,000,000	GCAT Trust, Series 2022-NQM4, Class A1, 5.269% due 9/25/67(a)(b)	998,402
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 3.341% (1-Month USD-LIBOR + 0.950)% due 10/15/36(a)(b)	197,957
	GS Mortgage Securities Trust:
3,708,963	Series 2016-GS4, Class XA, 0.693% due 11/10/49(a)(g)	71,536
1,723,290	Series 2017-GS6, Class XA, 1.163% due 5/10/50(a)(g)	67,383
3,458,061	Series 2017-GS8, Class XA, 1.102% due 11/10/50(a)(g)	122,997
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,648,737	Series 2014-C20, Class XA, 0.962% due 7/15/47(a)(g)	13,411
4,075,000	Series 2020-MKST, Class XCP, 0.000% due 12/15/36(a)(b)(d)(g)	41
	JPMBB Commercial Mortgage Securities Trust:
867,780	Series 2015-C32, Class XA, 1.287% due 11/15/48(a)(g)	17,662
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	194,252
	Legacy Mortgage Asset Trust:
280,887	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(b)	274,440
417,544	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	385,930
221,737	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)	215,803
148,727	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 3.761% (1-Month USD-LIBOR + 1.370)% due 4/15/34(a)(b)	148,614
209,000	MHP, Series 2022-MHIL, Class A, 3.122% (1-Month TSFR1M + 0.815)% due 1/15/27(a)(b)	201,685
	Morgan Stanley Capital I Trust:
1,203,708	Series 2016-UB11, Class XA, 1.579% due 8/15/49(a)(g)	54,569
3,540,245	Series 2016-UB12, Class XA, 0.791% due 12/15/49(a)(g)	79,078
869,405	Series 2017-H1, Class XA, 1.483% due 6/15/50(a)(g)	35,903
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	168,215
209,308	MSC Trust, Series 2021-ILP, Class A, 3.170% (1-Month USD-LIBOR + 0.778)% due 11/15/23(a)(b)	201,396
172,103	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	161,864
390,555	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	377,245
699,793	OBX Trust, Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	633,302
198,290	PFP Ltd., Series 2021-8, Class A, 3.387% (1-Month USD-LIBOR + 1.000)% due 8/9/37(a)(b)	190,775
528,400	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(b)	497,233
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 4.546% (1-Month TSFR1M + 2.250)% due 1/19/37(a)(b)	$198,879
183,272	SMR Mortgage Trust, Series 2022-IND, Class A, 3.957% (1-Month TSFR1M + 1.650)% due 2/15/39(a)(b)	178,434
210,000	SREIT Trust, Series 2021-MFP, Class A, 3.122% (1-Month USD-LIBOR + 0.731)% due 11/15/38(a)(b)	202,370
850,069	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.689% due 6/15/50(a)(g)	47,021
	Velocity Commercial Capital Loan Trust:
1,196,261	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	1,053,210
442,533	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	376,836
	Verus Securitization Trust:
491,365	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	488,620
48,795	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	48,027
588,848	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	523,119
271,620	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	254,640
125,191	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	117,896
	Wells Fargo Commercial Mortgage Trust:
2,337,289	Series 2015-LC22, Class XA, 0.921% due 9/15/58(a)(g)	43,434
4,645,866	Series 2015-NXS2, Class XA, 0.780% due 7/15/58(a)(g)	68,159
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	167,212
90,902	Series 2021-SAVE, Class A, 3.541% (1-Month USD-LIBOR + 1.150)% due 2/15/40(a)(b)	87,281
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $24,413,180)	20,825,780
U.S. GOVERNMENT OBLIGATIONS – 1.2%
	U.S. Treasury Notes:
1,680,000	0.125% due 4/30/23	1,644,759
490,000	0.750% due 12/31/23	472,697
960,000	1.500% due 2/29/24	932,475
1,770,000	2.500% due 4/30/24	1,741,929
2,130,000	2.500% due 5/31/24	2,094,805
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $6,978,510)	6,886,665
SOVEREIGN BONDS – 0.1%
Chile – 0.0%
200,000	Chile Government International Bond, 3.125% due 1/21/26	191,421
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Colombia – 0.0%
$200,000	Colombia Government International Bond, 4.500% due 1/28/26	$189,086
Panama – 0.0%
200,000	Panama Government International Bond, 3.750% due 3/16/25	197,701
Peru – 0.1%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	190,677
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	46,768
	Total Peru	237,445
South Africa – 0.0%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	193,320
South Korea – 0.0%
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	183,133
	TOTAL SOVEREIGN BONDS (Cost – $1,300,334)	1,192,106
Shares/Units	Security	Value
COMMON STOCKS – 10.3%
DIVERSIFIED – 10.3%
Holding Companies-Diversified – 10.3%
215,930	Accelerate Acquisition Corp., Class A Shares*	2,118,273
30,701	Agile Growth Corp., Class A Shares*	303,019
113,035	AltEnergy Acquisition Corp., Class A Shares*	1,129,220
10,094	Arrowroot Acquisition Corp., Class A Shares*	99,123
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,770,957
23,979	Authentic Equity Acquisition Corp., Class A Shares*	237,632
8,000	AxonPrime Infrastructure Acquisition Corp.*(c)(d)	1,601
25,927	Berenson Acquisition Corp. I*(c)(d)	2,852
145,755	BGP Acquisition Corp., Class A Shares*(c)	1,429,857
102,913	Bite Acquisition Corp.*	1,010,606
110,902	Blockchain Moon Acquisition Corp.*(d)	1,102,366
52,860	Bullpen Parlay Acquisition Co., Class A Shares*	525,957
105,338	Clarim Acquisition Corp., Class A Shares*	1,036,526
31,129	Cohn Robbins Holdings Corp., Class A Shares*	311,290
218,343	Compute Health Acquisition Corp., Class A Shares*	2,146,312
61,857	COVA Acquisition Corp., Class A Shares*	611,766
41,264	Crescera Capital Acquisition Corp., Class A Shares*	413,465
7,704	DHB Capital Corp., Class A Shares*	75,576
48,662	Elliott Opportunity II Corp., Class A Shares*(h)	477,861
146,091	Empowerment & Inclusion Capital I Corp., Class A Shares*	1,441,918
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
Holding Companies-Diversified – (continued)
26,868	Enterprise 4.0 Technology Acquisition Corp.*	$270,829
59,814	Equity Distribution Acquisition Corp., Class A Shares*	598,134
150,348	Financials Acquisition Corp., Class A Shares*	1,733,419
76,630	G&P Acquisition Corp., Class A Shares*	766,300
112,638	Global Partner Acquisition Corp. II, Class A Shares*	1,117,369
305,331	Goal Acquisitions Corp.*	3,007,510
90,017	Golden Falcon Acquisition Corp., Class A Shares*	892,969
116,382	GP Bullhound Acquisition I SE, Class A Shares*(d)	1,155,373
262,512	Hambro Perks Acquisition Co., Ltd., Class A Shares*(d)	3,049,471
23,979	Healthcare Services Acquisition Corp., Class A Shares*	237,632
144,837	Hiro Metaverse Acquisitions I SA, Class A Shares*(d)	1,678,293
44,384	Horizon Acquisition Corp. II, Class A Shares*	442,508
102,400	Ibere Pharmaceuticals, Class A Shares*	1,010,688
208,716	Iconic Sports Acquisition Corp., Class A Shares*(d)	2,103,857
23,979	Ignyte Acquisition Corp.*(d)	237,872
164,979	Innovative International Acquisition Corp., Class A Shares*	1,664,638
23,979	Itiquira Acquisition Corp., Class A Shares*	237,392
27,238	Legato Merger Corp. II*	271,563
468,448	Mason Industrial Technology Inc., Class A Shares*	4,590,790
85,044	NewHold Investment Corp. II, Class A Shares*(d)	840,235
15,841	OmniLit Acquisition Corp., Class A Shares*	158,885
43,737	One Equity Partners Open Water I Corp., Class A Shares*	430,372
72,169	Oyster Enterprises Acquisition Corp., Class A Shares*	711,586
82,671	Peridot Acquisition Corp. II, Class A Shares*	817,616
149,915	Pivotal Investment Corp. III, Class A Shares*	1,477,412
133,467	Pontem Corp., Class A Shares*	1,325,327
44,760	Portage Fintech Acquisition Corp., Class A Shares*	436,858
12,783	PWP Forward Acquisition Corp. I, Class A Shares*	125,273
29,037	Pyrophyte Acquisition Corp., Class A Shares*	292,403
49,915	RMG Acquisition Corp. III, Class A Shares*	494,408
7,877	ShoulderUp Technology Acquisition Corp., Class A Shares*	78,376
23,979	Silver Crest Acquisition Corp., Class A Shares*(c)	240,270
297,580	Silver Spike III Acquisition Corp., Class A Shares*	3,008,534
44,760	Social Leverage Acquisition Corp. I, Class A Shares*(h)	440,438
17,952	SportsMap Tech Acquisition Corp.*	178,622
15,207	ST Energy Transition I Ltd.*	151,310
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
Holding Companies-Diversified – (continued)
25,622	Tech & Energy Transition Corp., Class A Shares*	$251,096
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	1,150,844
320,990	Tio Tech A, Class A Shares*(d)	3,158,542
	Total Holding Companies-Diversified	57,081,191
	TOTAL DIVERSIFIED	57,081,191
FINANCIAL – 0.0%
Financial Services – 0.0%
16,305	Alpha Partners Technology*(c)(d)	1,957
12,300	Revelstone Capital Acquisition Corp.*(c)(d)	1,232
	Total Financial Services	3,189
	TOTAL FINANCIAL	3,189
	TOTAL COMMON STOCKS (Cost – $56,402,966)	57,084,380
EXCHANGE TRADED FUND (ETF) – 4.4%
519,333	iShares Core 1-5 Year USD Bond(h) (Cost – $26,433,666)	24,476,164
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
14,686	Arbor Rapha Capital Bioholdings Corp. I*(d)	593
130,314	Brigade-M3 European Acquisition Corp.*(c)(d)	13,031
18,732	Crescera Capital Acquisition Corp.*(d)	1,311
2,568	DHB Capital Corp.*(d)	157
5,674	Everest Consolidator Acquisition Corp.*	454
82,470	FG Merger Corp.*(d)	8,255
75,173	Financials Acquisition Corp.*(d)	4,803
58,191	GP Bullhound Acquisition I SE*(d)	11,694
131,256	Hambro Perks Acquisition Co., Ltd.*(d)	16,010
72,418	Hiro Metaverse Acquisitions I SA*(d)	13,039
43,327	Leafly Holdings Inc.*(d)	9,532
558	OmniLit Acquisition Corp.*(d)	49
30,735	Revelstone Capital Acquisition Corp.*(d)	3,080
	Total Holding Companies-Diversified	82,008
	TOTAL DIVERSIFIED	82,008
	TOTAL WARRANTS (Cost – $258,432)	82,008
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
TRADE CLAIMS – 1.7%
10,520,333	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(c) (Cost – $9,561,327)	$9,468,300
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $510,231,898)	477,338,870
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 16.3%
COMMERCIAL PAPERS – 13.2%
$9,233,000	Crown Castle Inc., 3.230% due 9/14/22(i)	9,222,799
6,833,000	Dollarama Inc., 2.705% due 9/1/22(i)	6,832,516
6,484,000	Fortive Corp., 2.695% due 9/8/22(i)	6,480,302
2,925,000	Fortune Brands Home & Security Inc., 3.160% due 9/19/22(i)	2,920,954
	General Motors Co.:
3,189,000	3.011% due 9/9/22(i)	3,186,805
6,663,000	2.962% due 9/27/22(i)	6,648,338
6,746,000	Glencore Funding LLC, 2.766% due 9/13/22(i)	6,739,367
8,878,000	Hewlett Packard Enterprise Co., 2.849% due 9/22/22(i)	8,863,514
9,069,000	Parker-Hannifi Corp., 2.157% due 9/7/22(i)	9,064,662
6,599,000	Republic Services Inc., 2.688% due 9/22/22(i)	6,588,333
6,934,000	Targa Resources Corp., 3.207% due 9/6/22(i)	6,931,485
	TOTAL COMMERCIAL PAPERS (Cost – $73,480,382)	73,479,075
TIME DEPOSITS – 2.4%
442,926	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.680% due 9/1/22	442,926
16EUR	Citibank – London, (0.130)% due 9/1/22	16
5,659,451	Citibank – New York, 1.680% due 9/1/22	5,659,451
7,140,591	Skandinaviska Enskilda Banken AB – Stockholm, 1.680% due 9/1/22	7,140,591
	TOTAL TIME DEPOSITS (Cost – $13,242,984)	13,242,984
U.S. GOVERNMENT OBLIGATION – 0.7%
4,350,000	U.S. Treasury Bills, 3.023% due 4/20/23(i) (Cost – $4,267,315)	4,264,937
	TOTAL SHORT-TERM INVESTMENTS (Cost – $90,990,681)	90,986,996
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 3.6%
MONEY MARKET FUND – 3.6%
19,991,270	Federated Government Obligations Fund, Premier Class, 2.140%(j) (Cost – $19,991,270)	$19,991,270
	TOTAL INVESTMENTS – 105.7% (Cost – $621,213,849)	588,317,136
	Liabilities in Excess of Other Assets – (5.7)%	(31,743,776)
	TOTAL NET ASSETS – 100.0%	$556,573,360

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2022.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $225,106,707 and represents 40.45% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $26,951,734 and represents 4.84% of net assets.

(e)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(f)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)
Interest only security.

(h)
All or a portion of this security is on loan (See Note 5).

(i)
Rate shown represents yield-to-maturity.

(j)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

NIBOR
 —    Norwegian Interbank Offered Rate

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

STIBOR
 —    Stockholm Interbank Offered Rate

TSFR
 —    CME Term SOFR Reference Rate

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	49.0%
Common Stocks	9.7
Senior Loans	7.1
Asset-Backed Securities	4.6
Exchange Traded Fund (ETF)	4.2
Collateralized Mortgage Obligations	3.5
Trade Claims	1.6
U.S. Government Obligations	1.2
Sovereign Bonds	0.2
Warrants	0.0*
Short-Term Investments	15.5
Money Market Fund	3.4
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At August 31, 2022, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	5,590,000	BBH	$6,495,219	9/15/22	$277,139	$—	$277,139
Euro	27,370,000	BBH	27,525,298	9/15/22	530,047	—	530,047
Norwegian Krone	39,490,000	BBH	3,973,819	9/15/22	97,760	—	97,760
Swedish Krona	95,677,000	BBH	8,977,112	9/15/22	462,607	—	462,607
					$1,367,553	$—	1,367,553
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$1,367,553	$—	$1,367,553
Counterparty Abbreviations used in this schedule:
BBH   —    Brown Brothers Harriman & Co.
Currency Abbreviations used in this schedule:
EUR   —    Euro
NOK   —    Norwegian Krone
SEK    —    Swedish Krona
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 69.9%
Australia – 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)	$1,308,060
Bermuda – 3.2%
200,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25	188,472
	Digicel Group Holdings Ltd.:
385,355	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	247,710
60,693	Subordinated Notes, 7.000%(b)(c)(d)	25,795
314,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	316,437
8,150,000	Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(c)	7,915,687
3,500,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	3,321,865
10,800,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	10,789,195
	Total Bermuda	22,805,161
Brazil – 1.2%
1,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(c)	1,488,750
2,100,000	Banco do Brasil SA, Senior Unsecured Notes, 3.250% due 9/30/26(c)	1,928,241
5,950,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	5,360,950
	Total Brazil	8,777,941
British Virgin Islands – 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	201,731
Canada – 6.4%
165,000	Algonquin Power & Utilities Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 3.249%) due 1/18/82(a)	142,854
9,262,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26	9,215,690
6,627,225	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(c)	5,765,686
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	757,447
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	690,290
3,003,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(c)(e)	3,190,687
5,643,000	International Petroleum Corp., Company Guaranteed Notes, 7.250% due 2/1/27(c)	5,339,934
	MEGlobal Canada ULC, Company Guaranteed Notes:
4,600,000	5.000% due 5/18/25	4,623,000
1,000,000	5.000% due 5/18/25(c)	1,005,000
10,259,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(c)	10,156,410
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
$5,868,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)	$4,963,551
	Transcanada Trust, Company Guaranteed Notes:
130,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(a)	119,578
160,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(a)	148,243
	Total Canada	46,118,370
Cayman Islands – 1.6%
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,894,522
241,210	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	198,458
158,396	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	148,695
	SA Global Sukuk Ltd., Senior Unsecured Notes:
3,900,000	1.602% due 6/17/26	3,580,060
1,100,000	1.602% due 6/17/26(c)	1,009,760
3,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,637,282
	Total Cayman Islands	11,468,777
Chile – 3.7%
	AES Andes SA, Junior Subordinated Notes:
800,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(c)	756,864
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	946,080
600,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)	556,028
1,300,000	Banco del Estado de Chile, Senior Unsecured Notes, 2.704% due 1/9/25	1,234,134
600,000	Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	603,048
3,400,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,415,577
400,000	Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	399,500
732,026	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	651,503
2,487,100	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	2,323,153
6,300,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,195,829
2,470,800	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,413,600
1,524,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	527,349
2,200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	2,185,711
4,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,000,000
1,803,000	VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,208,100
	Total Chile	26,416,476
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – 2.3%
$400,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	$386,527
	Bancolombia SA, Subordinated Notes:
6,570,000	4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	6,110,100
1,350,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	1,176,714
	Ecopetrol SA, Senior Unsecured Notes:
5,600,000	5.875% due 9/18/23	5,603,360
1,700,000	4.125% due 1/16/25	1,598,306
1,450,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,397,185
	Total Colombia	16,272,192
Denmark – 0.3%
2,100,000EUR	Georg Jensen AS, Secured Notes, 6.321% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	2,040,211
Dominican Republic – 0.2%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,102,200
France – 0.2%
	BNP Paribas SA, Junior Subordinated Notes:
555,000	6.625% (5-Year USD Swap Rate + 4.149%)(a)(c)(d)	534,570
200,000	7.750% (5-Year CMT Index + 4.899%)(a)(c)(d)	199,800
575,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	588,656
290,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(c)(d)	287,156
	Total France	1,610,182
Germany – 0.9%
600,000	Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%)(a)(d)	488,700
2,640,000EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	2,639,409
3,770,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.832% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	3,295,643
	Total Germany	6,423,752
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – 1.4%
$1,392,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	$1,122,714
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
900,000	3.375% due 7/24/24	869,861
600,000	4.000% due 7/30/27	548,831
1,500,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,518,882
	ONGC Videsh Ltd., Company Guaranteed Notes:
1,300,000	3.750% due 5/7/23	1,294,800
850,000	4.625% due 7/15/24	847,374
4,100,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	4,064,248
	Total India	10,266,710
Indonesia – 1.9%
	Freeport Indonesia PT, Senior Unsecured Notes:
200,000	4.763% due 4/14/27	194,200
1,100,000	4.763% due 4/14/27(c)	1,068,100
1,500,000	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	1,503,750
	Pertamina Persero PT, Senior Unsecured Notes:
2,100,000	4.300% due 5/20/23	2,094,435
4,800,000	1.400% due 2/9/26	4,308,473
	Perusahaan Penerbit SBSN Indonesia III, Senior Unsecured Notes:
2,000,000	3.300% due 11/21/22	1,998,000
1,321,000	3.750% due 3/1/23	1,320,831
1,200,000	2.300% due 6/23/25	1,150,500
	Total Indonesia	13,638,289
Israel – 0.4%
1,600,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(c)	1,391,670
1,700,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(c)	1,506,625
	Total Israel	2,898,295
Italy – 1.3%
85,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(c)(d)	76,410
9,068,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 7.000%) due 11/9/22(a)(c)	9,020,411
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Italy – (continued)
$245,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)(a)(d)	$230,581
	Total Italy	9,327,402
Jersey, Channel Islands – 0.9%
6,600,948	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	6,187,847
Luxembourg – 0.6%
900,000	CSN Resources SA, Company Guaranteed Notes, 7.625% due 4/17/26	906,750
	Millicom International Cellular SA, Senior Unsecured Notes:
747,900	6.625% due 10/15/26	733,028
1,575,000	5.125% due 1/15/28	1,453,536
986,000	Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.000% due 2/1/25(c)	989,983
	Total Luxembourg	4,083,297
Malaysia – 1.7%
1,250,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,251,850
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,175,770
3,600,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	3,552,113
6,700,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,392,403
	Total Malaysia	12,372,136
Mauritius – 0.2%
1,900,000	UPL Corp., Ltd, Senior Unsecured Notes, 4.500% due 3/8/28	1,645,869
Mexico – 0.9%
2,600,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	2,260,582
	BBVA Bancomer SA:
1,200,000	Senior Unsecured Notes, 1.875% due 9/18/25	1,102,200
2,443,000	Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	2,341,263
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	347,392
700,000	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 1.875% due 5/11/26	625,828
	Total Mexico	6,677,265
Multinational – 0.6%
4,377,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	4,013,621
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Netherlands – 1.9%
$1,210,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	$1,095,971
872,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	871,945
3,500,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	3,559,482
	ING Groep NV, Junior Subordinated Notes:
600,000	5.750% (5-Year CMT Index + 4.342%)(a)(d)	553,602
200,000	6.750% (5-Year USD 1100 Run ICE Swap Rate + 4.204%)(a)(d)	195,580
2,186,000	M.H.H. Holding BV, 9.912% (3-Month USD-LIBOR + 7.000%) due 2/10/25	2,224,255
5,000,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	4,560,835
1,600,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	706,318
	Total Netherlands	13,767,988
Norway – 0.9%
21,000,000NOK	Aker Horizons ASA, Senior Unsecured Notes, 5.530% (3-Month NIBOR + 3.250%) due 8/15/25(a)	1,985,935
8,933,000NOK	Duo BidCo AS, 6.720% (3-Month NIBOR + 5.350%) due 4/12/26(a)	868,078
	Jacktel AS, Senior Secured Notes:
664,931	10.000% due 12/4/23	664,931
1,010,408	10.000% due 12/4/23(b)(c)	685,057
1,200,000EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	964,608
1,050,000	Mime Petroleum AS, 10.250% due 11/10/26	981,750
	Total Norway	6,150,359
Paraguay – 0.3%
	Banco Continental SAECA, Senior Unsecured Notes:
1,200,000	2.750% due 12/10/25	1,071,000
950,000	2.750% due 12/10/25(c)	847,875
	Total Paraguay	1,918,875
Peru – 3.9%
550,000	Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	534,790
	Banco de Credito del Peru SA, Subordinated Notes:
2,050,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	1,886,000
1,450,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	1,289,601
2,800,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(c)	2,490,264
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
1,500,000	6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(a)	1,490,625
2,892,000	4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	2,683,545
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Peru – (continued)
$750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	$644,629
4,484,559	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	4,170,640
3,572,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	3,393,867
2,700,000	Kallpa Generacion SA, Senior Unsecured Notes, 4.875% due 5/24/26	2,616,154
2,449,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	2,274,509
1,650,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	1,634,264
3,050,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	2,944,408
	Total Peru	28,053,296
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(e)(f)	—
Qatar – 0.7%
5,200,000	Qatar Energy, Senior Unsecured Notes, 1.375% due 9/12/26	4,711,200
Saudi Arabia – 0.2%
	Saudi Arabian Oil Co., Senior Unsecured Notes:
300,000	1.250% due 11/24/23(c)	289,854
1,300,000	2.875% due 4/16/24	1,274,130
	Total Saudi Arabia	1,563,984
Singapore – 5.3%
	DBS Group Holdings Ltd.:
400,000	Senior Unsecured Notes, 1.169% due 11/22/24(c)	375,466
	Subordinated Notes:
975,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	974,773
6,000,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	5,427,480
650,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	623,466
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
1,300,000	4.250% due 6/19/24	1,297,436
2,500,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(c)	2,289,225
4,400,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,029,036
1,150,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,098,050
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,171,512
6,500,000	2.375% due 10/3/26	6,121,323
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	2,999,100
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – (continued)
$3,750,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	$3,734,283
	United Overseas Bank Ltd., Subordinated Notes:
3,300,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	3,255,843
5,000,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	4,502,100
	Total Singapore	37,899,093
South Korea – 3.8%
	Korea East-West Power Co., Ltd., Senior Unsecured Notes:
2,700,000	1.750% due 5/6/25	2,523,636
2,200,000	1.750% due 5/6/25(c)	2,056,296
4,800,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	4,259,018
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,638,912
400,000	2.500% due 7/18/26	373,725
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,814,551
	NongHyup Bank, Senior Unsecured Notes:
2,000,000	1.250% due 7/20/25	1,829,898
2,000,000	1.250% due 7/20/25(c)	1,829,898
	POSCO, Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	1,994,540
1,500,000	2.375% due 1/17/23	1,490,595
	Total South Korea	26,811,069
Spain – 0.6%
3,850,000	AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	3,644,063
	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
200,000	6.125% (5-Year USD Swap Rate + 3.870%)(a)(d)	171,141
200,000	6.500% (5-Year CMT Index + 5.192%)(a)(d)	187,284
	Banco Santander SA, Junior Subordinated Notes:
400,000	4.750% (5-Year CMT Index + 3.753%)(a)(d)	318,800
200,000	7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.989%)(a)(d)	196,845
	Total Spain	4,518,133
Switzerland – 0.4%
1,365,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	1,067,429
	UBS Group AG, Junior Subordinated Notes:
200,000	4.875% (5-Year CMT Index + 3.404%)(a)(c)(d)	172,398
200,000	5.125% (5-Year CMT Index + 4.855%)(a)(d)	184,268
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Switzerland – (continued)
$1,100,000	6.875% (5-Year USD Swap Rate + 4.590%)(a)(d)	$1,089,660
	Total Switzerland	2,513,755
Thailand – 0.3%
1,800,000	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,800,163
United Kingdom – 1.0%
	Barclays PLC, Junior Subordinated Notes:
975,000	7.750% (5-Year USD Swap Rate + 4.842%)(a)(d)	952,906
200,000	8.000% (5-Year CMT Index + 5.431%)(a)(d)	193,500
	HSBC Holdings PLC, Junior Subordinated Notes:
430,000	6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%)(a)(d)	395,021
1,400,000	6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%)(a)(d)	1,350,837
12,500,000SEK	Impala Group PLC, 10.217% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,151,550
200,000	Legal & General Group PLC, Subordinated Notes, 5.250% (5-Year USD Swap Rate + 3.687%) due 3/21/47(a)	192,788
900,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%)(a)(d)	872,496
560,000	NatWest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%)(a)(d)	526,284
240,000	Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%)(a)(c)(d)	228,025
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	736,000
200,000	6.125% due 8/9/24	137,389
	Vodafone Group PLC, Junior Subordinated Notes:
495,000	7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	511,013
250,000	4.125% (5-Year CMT Index + 2.767%) due 6/4/81(a)	196,125
	Total United Kingdom	7,443,934
United States – 20.5%
7,321,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	4,958,309
150,000	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(a)(d)	130,404
620,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%)(a)(d)	501,847
6,400,000	Altera Shuttle Tankers, 9.500% due 12/15/25	5,819,364
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(a)(c)(d)	233,750
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(a)	136,139
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$240,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(a)(d)	$206,100
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	151,589
3,173,909	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,284,996
700,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	704,019
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(c)	922,972
250,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(a)	213,750
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760%)(a)(d)	304,260
1,020,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	1,039,125
200,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(a)(d)	196,608
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/22(e)(f)(h)	1,330
8,609,000	Buena Vista Gaming Authority, Senior Secured Notes, 13.000% due 4/1/23(c)	8,609,000
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(c)(f)	7,919,500
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(c)(d)	249,900
325,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%)(a)(d)	276,010
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(d)	558,232
	Charles Schwab Corp., Junior Subordinated Notes:
210,000	4.000% (5-Year CMT Index + 3.168%)(a)(d)	180,600
360,000	5.375% (5-Year CMT Index + 4.971%)(a)(d)	357,750
4,737,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(c)	4,498,718
	Citigroup Inc., Junior Subordinated Notes:
140,000	4.150% (5-Year CMT Index + 3.000%)(a)(d)	118,622
345,000	5.000% (SOFRRATE + 3.813%)(a)(d)	320,885
1,544,000	5.950% (3-Month USD-LIBOR + 3.905%)(a)(d)	1,479,554
200,000	6.300% (3-Month USD-LIBOR + 3.423%)(a)(d)	193,000
	Citizens Financial Group Inc., Junior Subordinated Notes:
260,000	4.000% (5-Year CMT Index + 3.215%)(a)(d)	221,567
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$100,000	6.375% (3-Month USD-LIBOR + 3.157%)(a)(d)	$91,299
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(a)	197,262
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-LIBOR + 4.660%)(a)(d)	1,069,880
460,000	6.450% (5-Year CMT Index + 3.487%)(a)(d)	468,050
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(c)(d)(e)	573,625
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125% (c)(d)	474,300
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month USD-LIBOR + 3.076%)(a)(d)	107,724
390,000	6.125% (5-Year CMT Index + 5.783%)(a)(d)	395,181
	Edison International, Junior Subordinated Notes:
375,000	5.000% (5-Year CMT Index + 3.901%)(a)(d)	321,684
80,000	5.375% (5-Year CMT Index + 4.698%)(a)(d)	71,600
	Energy Transfer LP, Junior Subordinated Notes:
450,000	6.500% (5-Year CMT Index + 5.694%)(a)(d)	415,468
44,000	7.125% (5-Year CMT Index + 5.306%)(a)(d)	40,038
310,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(a)	264,120
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(a)(d)	598,274
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(a)(d)	579,181
260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 5.801% (3-Month USD-LIBOR + 3.972%)(a)(d)	246,686
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,959,217
2,700,000	4.125% due 3/1/28	2,528,523
4,649,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	3,876,104
925,000	General Electric Co., Junior Subordinated Notes, 5.159% (3-Month USD-LIBOR + 3.330%)(a)(d)	874,819
	General Motors Financial Co., Inc., Junior Subordinated Notes:
280,000	5.700% (5-Year CMT Index + 4.997%)(a)(d)	259,851
960,000	5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)	846,000
4,483,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(c)	4,494,207
	Goldman Sachs Group Inc., Junior Subordinated Notes:
115,000	4.125% (5-Year CMT Index + 2.949%)(a)(d)	98,504
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$300,000	5.300% (3-Month USD-LIBOR + 3.834%)(a)(d)	$289,470
959,000	5.500% (5-Year CMT Index + 3.623%)(a)(d)	947,300
7,250,510	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	6,105,221
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 10.250% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(c)	1,018,192
685,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(a)(d)	664,450
10,456,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	10,403,720
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 5.100% due 12/21/65(a)(c)	180,000
10,223,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)(g)	8,178,400
	JPMorgan Chase & Co., Junior Subordinated Notes:
505,000	3.650% (5-Year CMT Index + 2.850%)(a)(d)	438,087
645,000	5.000% (SOFRRATE + 3.380%)(a)(d)	596,625
720,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	724,375
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(d)	436,897
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(c)(d)	1,584,662
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(c)(e)(f)	6,806,868
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%)(a)(d)	136,570
500,000	5.125% (3-Month USD-LIBOR + 3.520%)(a)(d)	463,324
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(a)(d)	850,962
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(c)	7,118,576
3,594,055	11.500% due 2/28/25(c)	3,512,486
	Mercury Chile Holdco LLC, Senior Secured Notes:
700,000	6.500% due 1/24/27	623,000
1,000,000	6.500% due 1/24/27(c)	890,000
680,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(a)(d)	666,590
200,000	MPLX LP, Junior Subordinated Notes, 6.875% (3-Month USD-LIBOR + 4.652%)(a)(d)	192,889
1,904,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 5.625% due 10/1/28(c)	1,908,341
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(d)	79,050
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$180,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(a)	$165,579
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	175,329
2,700,000	Periama Holdings LLC, Company Guaranteed Notes, 5.950% due 4/19/26	2,470,500
	PNC Financial Services Group Inc., Junior Subordinated Notes:
220,000	3.400% (5-Year CMT Index + 2.595%)(a)(d)	177,760
447,000	5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	409,199
225,000	6.000% (5-Year CMT Index + 3.000%)(a)(d)	218,812
75,000	6.200% (5-Year CMT Index + 3.238%)(a)(d)	73,868
370,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	397,085
	Prudential Financial Inc., Junior Subordinated Notes:
4,275,000	5.875% (3-Month USD-LIBOR + 4.175%) due 9/15/42(a)	4,277,138
110,000	5.125% (5-Year CMT Index + 3.162%) due 3/1/52(a)	102,170
790,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(a)(d)	796,794
1,100,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	1,022,428
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%)(a)(c)(d)	152,588
845,000	7.000% (5-Year CMT Index + 5.580%)(a)(c)(d)	705,575
	Sempra Energy, Junior Subordinated Notes:
290,000	4.875% (5-Year CMT Index + 4.550%)(a)(d)	280,131
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(a)	193,243
160,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	148,150
6,685,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	6,801,987
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(c)(e)(f)(h)	1,145,249
	SVB Financial Group, Junior Subordinated Notes:
240,000	4.000% (5-Year CMT Index + 3.202%)(a)(d)	194,122
355,000	4.100% (5-Year CMT Index + 3.064%)(a)(d)	266,455
60,000	4.700% (5-Year CMT Index + 3.064%)(a)(d)	46,484
	Truist Financial Corp., Junior Subordinated Notes:
1,115,000	4.800% (5-Year CMT Index + 3.003%)(a)(d)	1,035,777
190,000	5.100% (5-Year CMT Index + 4.349%)(a)(d)	180,025
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	2,542,310
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%)(a)(c)(d)	189,117
120,000	8.000% (5-Year CMT Index + 6.930%)(a)(c)(d)	114,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%)(a)(d)	$749,849
	Wells Fargo & Co., Junior Subordinated Notes:
800,000	3.900% (5-Year CMT Index + 3.453%)(a)(d)	705,000
915,000	5.900% (3-Month USD-LIBOR + 3.110%)(a)(d)	860,788
	Total United States	147,053,964
	TOTAL CORPORATE BONDS & NOTES (Cost – $540,943,807)	499,861,597
SOVEREIGN BONDS – 7.9%
Brazil – 0.7%
5,000,000	Brazilian Government International Bond, 2.875% due 6/6/25	4,776,761
Chile – 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,531,365
Colombia – 0.6%
4,900,000	Colombia Government International Bond, 4.500% due 1/28/26	4,632,593
Indonesia – 0.1%
1,000,000	Indonesia Government International Bond, 2.950% due 1/11/23	997,410
Panama – 0.9%
	Panama Government International Bond:
3,000,000	4.000% due 9/22/24	2,989,847
3,500,000	3.750% due 3/16/25	3,459,761
	Total Panama	6,449,608
Peru – 1.1%
1,815,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	1,730,397
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	6,453,927
	Total Peru	8,184,324
Qatar – 0.6%
4,500,000	Qatar Government International Bond, 3.250% due 6/2/26	4,448,700
Saudi Arabia – 0.5%
	Saudi Government International Bond:
1,000,000	2.875% due 3/4/23	995,130
2,500,000	3.250% due 10/26/26	2,465,250
	Total Saudi Arabia	3,460,380
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
South Africa – 0.7%
	Republic of South Africa Government International Bond:
$3,200,000	4.665% due 1/17/24	$3,172,999
1,600,000	4.875% due 4/14/26	1,546,560
	Total South Africa	4,719,559
South Korea – 2.1%
	Korea Development Bank:
2,150,000	1.250% due 6/3/25	1,992,669
2,000,000	0.800% due 4/27/26	1,792,991
200,000	1.000% due 9/9/26	178,120
	Korea Electric Power Corp.:
5,300,000	1.125% due 6/15/25	4,853,032
1,900,000	1.125% due 6/15/25(c)	1,739,766
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(c)	4,578,764
	Total South Korea	15,135,342
Ukraine – 0.1%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30	356,166
United Arab Emirates – 0.3%
2,000,000	Abu Dhabi Government International Bond, 0.750% due 9/2/23(c)	1,938,240
	TOTAL SOVEREIGN BONDS (Cost – $61,525,904)	56,630,448
SENIOR LOANS(a) – 5.0%
3,000,000	Cengage Learning Inc., due 7/14/26(i)	2,829,630
1,935,843	Elevate Textiles Inc., 7.277% (3-Month USD-LIBOR + 5.000%) due 5/1/24	1,578,680
6,606,639	First Brands Group LLC, 11.871% (3-Month USD-LIBOR + 8.500%) due 3/30/28	6,309,340
1,260,000	Fogo de Chao Inc., due 4/7/25(i)	1,200,944
871,436	GemmaCert Ltd., due 5/19/24(e)(f)(i)	678,300
	Inotiv Inc.:
905,450	9.056% (3-Month USD-LIBOR + 6.250%) due 11/5/26	878,286
5,141,165	9.320% (3-Month USD-LIBOR + 6.250%) due 11/5/26	4,986,930
953,826	Mallinckrodt International Finance SA, due 2/28/22(f)(i)	953,826
3,250,644	Monitronics International Inc., 10.306% (3-Month USD-LIBOR + 7.500%) due 3/29/24	2,140,191
7,120,863	Mountaineer Merger Corp., 9.788% (3-Month USD-LIBOR + 7.000%) due 10/26/28	6,337,568
1,117,000	QuarterNorth Energy Holding Inc., 10.524% (1-Month USD-LIBOR + 8.000%) due 8/27/26	1,107,930
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(a) – (continued)
$2,044,106	RA Acquisition Purchaser LLC, 12.250% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	$2,044,106
5,314,000	Rising Tide Holdings Inc., 10.774% (1-Month USD-LIBOR + 8.250%) due 6/1/29	4,536,827
	TOTAL SENIOR LOANS (Cost – $38,031,006)	35,582,558
ASSET-BACKED SECURITIES – 0.1%
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26(c)	547,369
100,000	Series 2021-A, Class B, 2.240% due 9/15/26(c)	96,584
118,018	Lendingpoint 2021-A Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28(c)	117,126
	TOTAL ASSET-BACKED SECURITIES (Cost – $785,015)	761,079
TRADE CLAIMS – 1.3%
United States – 1.3%
9,959,000	Brazos Electric Power Cooperative Inc., 0.000% due 9/28/23(f) (Cost – $9,070,413)	8,963,100
Shares/Units	Security	Value
COMMON STOCKS – 5.0%
Canada – 0.2%
164,951	BGP Acquisition Corp., Class A Shares*(f)	1,618,169
16,441	Frontera Energy Corp.*	140,012
	Total Canada	1,758,181
Cayman Islands – 0.3%
51,917	Ahren Acquisition Corp., Class A Shares*	519,170
115,026	Financials Acquisition Corp., Class A Shares*	1,326,178
	Total Cayman Islands	1,845,348
Hong Kong – 0.0%
31,074	AP Acquisition Corp., Class A Shares*(e)	311,983
Israel – 0.1%
47,982	Target Global Acquisition I Corp., Class A Shares*	477,901
United States – 4.4%
15,560	Alpha Partners Technology*(e)(f)	1,867
26,929	Alpine Income Property Trust Inc.	488,761
31,445	AltEnergy Acquisition Corp., Class A Shares*	314,136
42,449	Anzu Special Acquisition Corp. I, Class A Shares*	416,425
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,416,451
7,000	AxonPrime Infrastructure Acquisition Corp.*(e)(f)	1,401
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
22,982	Berenson Acquisition Corp. I*(e)(f)	$2,528
333,305	Biote Corp.*(e)(f)	1,473,208
191,503	Biote Corp., Class A Shares*(e)(j)	846,443
28,992	Bite Acquisition Corp.*	284,701
182,409	Bright Lights Acquisition Corp., Class A Shares*	1,801,289
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,395,418
76,912	Clarim Acquisition Corp., Class A Shares*	756,814
7,769	DHB Capital Corp., Class A Shares*	76,214
352	Energy Harbor Corp.*(f)	26,928
23,389	Enterprise 4.0 Technology Acquisition Corp.*	235,761
69,779	Equity Distribution Acquisition Corp., Class A Shares*	697,783
33,580	EVe Mobility Acquisition Corp., Class A Shares*(j)	335,464
30,710	G Squared Ascend II Inc., Class A Shares*(e)	304,336
24,090	G&P Acquisition Corp., Class A Shares*	240,900
33,614	Global Partner Acquisition Corp. II, Class A Shares*	333,451
86,133	Golden Falcon Acquisition Corp., Class A Shares*	854,439
39,695	Juniper II Corp., Class A Shares*	394,965
61,669	KORE Group Holdings Inc.*	184,390
14,762	LMF Acquisition Opportunities Inc., Class A Shares*	150,868
3,221	MarketWise Inc.*	8,987
534,907	Mason Industrial Technology Inc., Class A Shares*	5,242,089
369,000	Monitronics International Inc.*(e)	188,190
17,046	Noble Rock Acquisition Corp., Class A Shares*	168,755
13,529	OmniLit Acquisition Corp., Class A Shares*	135,696
50,040	One Equity Partners Open Water I Corp., Class A Shares*	492,394
35,964	Parabellum Acquisition Corp.*(e)(f)	2,370
22,071	Pearl Holdings Acquisition Corp., Class A Shares*	216,958
45,730	Peridot Acquisition Corp. II, Class A Shares*	452,270
3,736	Pontem Corp., Class A Shares*	37,098
55,809	PROOF Acquisition Corp. I, Class A Shares*(e)	555,858
14,850	PWP Forward Acquisition Corp. I, Class A Shares*	145,530
3,179	QuarterNorth Energy Inc.*(e)(f)	371,943
47	Real Alloy Holding Inc.*(e)(f)	3,057,600
10,650	Revelstone Capital Acquisition Corp.*(e)(f)	1,067
47,352	RMG Acquisition Corp. III, Class A Shares*	469,022
29,073	Tech & Energy Transition Corp., Class A Shares*	284,915
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,379,625
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
27,856	Trine II Acquisition Corp., Class A Shares*	$280,231
206,518	Williams Rowland Acquisition Corp.*(e)	2,083,767
	Total United States	31,609,306
	TOTAL COMMON STOCKS (Cost – $34,521,507)	36,002,719
PREFERRED STOCKS – 2.4%
Bermuda – 0.3%
	Aspen Insurance Holdings Ltd.:
25,926	5.625%(d)	554,816
6,550	5.950%(a)(d)(j)	147,506
	Athene Holding Ltd.:
4,000	6.350% (3-Month USD-LIBOR + 4.253%)(a)(d)	97,800
24,704	6.375% (5-Year CMT Index + 5.970%)(a)(d)(j)	633,905
20,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	483,116
	Total Bermuda	1,917,143
United Kingdom – 0.3%
114,472	Argo Blockchain PLC, 8.750%	2,041,036
United States – 1.8%
2,350	AgriBank FCB, 6.875% (3-Month USD-LIBOR + 4.225%)(a)(d)	240,358
9,819	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	233,299
	American Equity Investment Life Holding Co.:
5,310	5.950% (5-Year CMT Index + 4.322%)(a)(d)	123,829
26,430	6.625% (5-Year CMT Index + 6.297%)(a)(d)	649,914
5,450	AT&T Inc., 4.750%(d)	105,675
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	332,701
1,000	Dairy Farmers of America Inc., 7.875%*(c)(d)(e)	99,000
15,800	Delphi Financial Group Inc., 6.095% (3-Month USD-LIBOR + 3.190%)(a)	343,650
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(a)(d)	60,970
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(c)(d)	1,214,955
238,195	Fossil Group Inc., 7.000%	4,258,927
26,000	KeyCorp, 6.200% (5-Year CMT Index + 3.132%)*(a)(d)	649,480
	Morgan Stanley:
5,410	6.500%*(d)	141,201
41,080	5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,016,730
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)(j)	390,199
3,300	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(a)(d)	83,490
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – (continued)
35,146	NuStar Energy LP, 7.646% (3-Month USD-LIBOR + 5.643%)(a)(d)	$740,175
10,000	PNC Financial Services Group Inc., 6.850% (3-Month USD-LIBOR + 4.067%)(a)(d)	252,200
	Reinsurance Group of America Inc.:
7,500	5.750% (3-Month USD-LIBOR + 4.040%)(a)	190,275
6,548	6.200% (3-Month USD-LIBOR + 4.370%)(a)	163,896
43,615	Saratoga Investment Corp., 6.000%	1,051,994
6,165	Synchrony Financial, 5.625%(d)(j)	122,992
7,928	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(a)(d)	190,034
8,155	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(a)(d)(j)	192,947
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(a)(d)(j)	156,661
12,256	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	316,818
	Total United States	13,322,370
	TOTAL PREFERRED STOCKS (Cost – $20,435,727)	17,280,549
EXCHANGE TRADED FUND (ETF) – 0.2%
United States – 0.2%
3,367	SPDR S&P 500 ETF Trust (Cost – $1,266,867)	1,330,571
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(e)(f)	—
502,803	WT PUR COM*(e)(f)	—
	Total Bermuda	—
Brazil – 0.0%
58,463	OAS SA*(e)(f)	—
Israel – 0.0%
41,956	GemmaCert Ltd.*(e)(f)	—
United Kingdom – 0.0%
57,514	Financials Acquisition Corp.*(e)	3,675
United States – 0.0%
2,589	DHB Capital Corp.*(e)	158
36,249	Leafly Holdings Inc.*(e)	7,975
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
United States – (continued)
6,809	OmniLit Acquisition Corp.*(e)	$602
	Total United States	8,735
	TOTAL WARRANTS (Cost – $542,196)	12,410
CONVERTIBLE PREFERRED STOCK – 0.0%
United States – 0.0%
19,718	Garrett Motion Inc., 11.000%*(d) (Cost – $164,659)	153,800
Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTION – 0.0%
United States – 0.0%
969	$337,212	Diebold Nixdorf Inc., Put $2.50, expires 11/18/2022, Counterparty: JEF (Cost – $29,878)	14,535
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $707,316,979)	656,593,366
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 6.8%
COMMERCIAL PAPERS – 4.3%
$2,136,000	Fortune Brands Home & Security Inc., 3.160% due 9/19/22(k)	2,133,046
	General Motors Co.:
2,850,000	2.866% due 9/26/22(k)	2,843,979
4,929,000	2.962% due 9/27/22(k)	4,918,154
4,925,000	Glencore Funding LLC, 2.766% due 9/13/22(k)	4,920,157
6,568,000	Hewlett Packard Enterprise Co., 2.849% due 9/22/22(k)	6,557,283
4,818,000	Republic Services Inc., 2.688% due 9/22/22(k)	4,810,212
5,129,000	Targa Resources Corp., 3.207% due 9/6/22(k)	5,127,140
	TOTAL COMMERCIAL PAPERS (Cost – $31,310,270)	31,309,971
TIME DEPOSITS – 2.5%
5,183,448	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.680% due 9/1/22	5,183,448
153EUR	Citibank – London, (0.130)% due 9/1/22	153
1,062,762	JPMorgan Chase & Co. – New York, 1.680% due 9/1/22	1,062,762
11,390,693	Sumitomo Mitsui Banking Corp. – Tokyo, 1.680% due 9/1/22	11,390,693
	TOTAL TIME DEPOSITS (Cost – $17,637,056)	17,637,056
	TOTAL SHORT-TERM INVESTMENTS (Cost – $48,947,326)	48,947,027
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
1,260,890	Federated Government Obligations Fund, Premier Class, 2.140%(l) (Cost – $1,260,890)	$1,260,890
	TOTAL INVESTMENTS – 98.8% (Cost – $757,525,195)	706,801,283
	Other Assets in Excess of Liabilities – 1.2%	8,648,706
	TOTAL NET ASSETS – 100.0%	$715,449,989

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2022.

(b)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $186,157,615 and represents 26.02% of net assets.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $21,710,030 and represents 3.03% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(h)
Security is currently in default.

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
All or a portion of this security is on loan (See Note 5).

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule (continued):
STIBOR	—	Stockholm Interbank Offered Rate
Summary of Investments by Security Type^
Corporate Bonds & Notes	70.7%
Sovereign Bonds	8.0
Common Stocks	5.1
Senior Loans	5.0
Preferred Stocks	2.4
Trade Claims	1.3
Exchange Traded Fund (ETF)	0.2
Asset-Backed Securities	0.1
Convertible Preferred Stock	0.0*
Warrants	0.0*
Purchased Option	0.0*
Short-Term Investments	7.0
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
646	$224,808	Diebold Nixdorf Inc.	JEF	11/18/22	$5.00	$19,380
1,242	9,256,626	iShares iBoxx High Yield	BOA	9/16/22	78.00	232,875
668	4,978,604	iShares iBoxx High Yield	BOA	10/21/22	75.00	146,960
668	4,978,604	iShares iBoxx High Yield	BOA	10/21/22	77.00	28,056
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $466,108)				$427,271
At August 31, 2022, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation
Contracts to Sell:
British Pound	1,149,000	BBH	$1,335,064	9/15/22	$56,965	$—	$56,965
Euro	19,009,000	BBH	19,116,857	9/15/22	368,128	—	368,128
Norwegian Krone	27,608,000	BBH	2,778,152	9/15/22	68,345	—	68,345
Swedish Krona	12,342,000	BBH	1,158,016	9/15/22	59,675	—	59,675
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$553,113	$—	$553,113
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
EUR — Euro	BBH — Brown Brothers Harriman & Co.
NOK — Norwegian Krone	BOA — Bank of America Corp.
SEK — Swedish Krona	JEF — Jefferies Group LLC
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.8%
CORPORATE BONDS & NOTES – 0.6%
Consumer Non-cyclical – 0.0%
$322,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$313,370
Financial – 0.3%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	1,946,130
Industrial – 0.3%
2,514,000	Covanta Holding Corp., Company Guaranteed Notes, 4.875% due 12/1/29(a)	2,121,188
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $4,623,482)	4,380,688
Shares/Units
EXCHANGE TRADED FUND (ETF) – 0.2%
3,400	SPDR S&P 500 ETF Trust (Proceeds – $1,357,758)	1,343,612
COMMON STOCK – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
23	Verizon Communications Inc. (Proceeds – $1,140)	962
	TOTAL SECURITIES SOLD SHORT – 0.8% (Proceeds – $5,982,380)	$5,725,262

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $4,067,318 and represents 0.57% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 89.7%
Alabama – 1.3%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,170,340
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,564,287
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	279,919
175,000	A	5.000% due 3/1/29	188,380
180,000	A	5.000% due 3/1/30	193,030
185,000	A	5.000% due 3/1/31	197,872
145,000	A	5.000% due 3/1/32	154,699
215,000	A	5.000% due 3/1/33	228,848
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,527,921
1,500,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series B, 4.000% due 12/1/51(b)	1,475,668
		Total Alabama	10,980,964
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,093,700
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	228,352
		Total Alaska	1,322,052
Arizona – 3.0%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	5,451,022
3,810,000	AA+	5.000% due 7/1/34	4,090,192
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,180,031
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	245,772
215,000	AA+	Series A, 5.000% due 7/1/28	229,500
235,000	AA+	Series A, 5.000% due 7/1/29	250,451
		City of Glendale AZ Excise Tax Revenue, Revenue Bonds:
105,000	AA+	Series A, 5.000% due 7/1/23	107,272
85,000	AA+	Series A, 5.000% due 7/1/32	93,052
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA+	5.000% due 7/1/24	57,535
105,000	AA+	5.000% due 7/1/26	112,230
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	A+	Series A, 5.000% due 7/1/27(c)	70,243
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$90,000	A+	Series A, 5.000% due 7/1/28(c)	$97,169
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,527,172
1,000,000	AAA	City of Scottsdale AZ, GO, Series B, 5.000% due 7/1/23	1,022,054
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	158,964
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	861,081
200,000	A2(a)	5.000% due 7/1/47	210,605
190,000	AA-	Series A, 4.000% due 1/1/24	194,014
145,000	AA-	Series A, 5.000% due 1/1/23	146,288
60,000	AA-	Series A, 5.000% due 1/1/24	62,048
225,000	AA-	Series A, 5.000% due 1/1/25	237,283
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	767,704
430,000	AA-	Series B, 5.000% due 1/1/48(b)	431,361
290,000	AA-	Series C, 5.000% due 1/1/48(b)	303,277
145,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	160,449
		State of Arizona, COP:
225,000	AA-	Series A, 5.000% due 10/1/22	225,500
300,000	AA-	Series A, 5.000% due 10/1/23	308,480
310,000	AA-	Series A, 5.000% due 10/1/24	326,402
		Total Arizona	24,927,151
California – 3.6%
210,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	210,219
115,000	A+	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	117,201
		California State Public Works Board, Revenue Bonds:
30,000	A+	Series G, 5.000% due 11/1/23	30,139
30,000	A+	Series G, 5.000% due 11/1/24	30,139
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(c)	627,031
675,000	AA-	4.000% due 5/15/39(c)	647,447
650,000	AA-	4.000% due 5/15/40(c)	622,015
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,320,185
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	167,696
145,000	A+	Series A, Prerefunded 6/1/23 @ 100, 5.000% due 6/1/29(d)	147,988
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$115,000	NR	Series A1, 5.000% due 6/1/25	$123,203
30,000	NR	Series A1, 5.000% due 6/1/26	32,865
		Los Angeles Department of Water & Power, Revenue Bonds:
290,000	AA-	Series A, 5.000% due 7/1/29	307,085
1,750,000	Aa2(a)	Series C, 5.000% due 7/1/41	1,962,595
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,679,429
1,980,000	AAA	Moulton-Niguel Water District, COP, 3.000% due 9/1/37	1,756,373
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	107,259
30,000	A-	Series A, 5.000% due 8/1/28	32,129
		Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds:
5,000,000	AA-	Series P, 5.000% due 5/15/41	5,545,161
2,425,000	AA-	Series P, 5.000% due 5/15/42	2,681,509
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	79,082
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	690,107
250,000	AA	Series B, 5.000% due 4/1/35	286,537
300,000	AA	Series B, 5.000% due 4/1/36	343,013
400,000	AA	Series B, 5.000% due 4/1/37	455,616
500,000	AA	Series B, 5.000% due 4/1/38	567,790
500,000	AA	Series B, 5.000% due 4/1/39	566,417
515,000	AA	Series B, 5.000% due 4/1/40	581,966
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	195,623
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	337,668
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	800,962
80,000	AA-	5.000% due 9/1/29	87,675
760,000	AA-	5.000% due 8/1/30	846,470
3,000,000	AA-	5.000% due 4/1/36	3,341,603
435,000	AA-	Series B, 5.000% due 8/1/26	477,259
205,000	AA-	Series C, 5.000% due 8/1/29	224,314
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	103,873
		Total California	30,133,643
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – 2.2%
$2,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series C, 4.000% due 3/1/38	$2,004,372
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	67,821
315,000	A	Series A, 5.000% due 12/1/26(c)	338,135
30,000	A+	Series A, 5.000% due 11/15/27(c)	32,574
195,000	A+	Series A, 5.000% due 11/15/28(c)	211,432
145,000	A+	Series A, 5.000% due 11/15/29(c)	156,758
115,000	A+	Series A, 5.000% due 11/15/30(c)	123,884
915,000	A+	Series C, 5.000% due 11/15/30	1,041,108
		Colorado Health Facilities Authority, Revenue Bonds:
210,000	A	2.800% due 5/15/42(b)	210,189
2,115,000	AA	5.000% due 11/15/36(b)	2,174,649
190,000	Baa1(a)	5.000% due 9/1/46	193,713
640,000	AA	5.000% due 11/15/49(b)	699,089
500,000	A-	Series A, 5.000% due 8/1/44	516,909
325,000	A-	Series B2, 5.000% due 8/1/49(b)	341,933
75,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	76,256
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,775,068
		State of Colorado, COP:
2,250,000	AA-	Series A, 4.000% due 12/15/36	2,264,658
3,775,000	AA-	Series A, 4.000% due 12/15/39	3,733,054
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,406,653
		Vauxmont Metropolitan District, GO, AGM:
125,000	AA	5.000% due 12/15/27	135,301
120,000	AA	5.000% due 12/15/29	129,843
135,000	AA	5.000% due 12/15/31	145,720
285,000	AA	5.000% due 12/1/34	315,827
		Total Colorado	18,094,946
Connecticut – 1.9%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
410,000	A	Series A, 5.000% due 7/1/34	446,180
505,000	AA-	Series B, 1.800% due 7/1/49(b)	495,344
65,000	A-	Series S, 5.000% due 7/1/26	70,295
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Connecticut – (continued)
$30,000	A-	Series S, 5.000% due 7/1/29	$33,060
4,465,000	AAA	Series V1, 0.820% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
90,000	A+	Series A, 5.000% due 3/15/26	97,436
375,000	A+	Series A, 5.000% due 4/15/26	406,666
150,000	A+	Series A, 5.000% due 4/15/30	170,377
170,000	A+	Series A, 5.000% due 4/15/34	188,931
60,000	A+	Series A, 5.000% due 4/15/35	66,385
175,000	A+	Series B, 5.000% due 1/15/26	188,812
2,100,000	A+	Series D, 5.000% due 7/15/25	2,242,291
85,000	A+	Series E, 5.000% due 9/15/23	85,083
100,000	A+	Series E, 5.000% due 10/15/26	109,533
150,000	A+	Series E, 5.000% due 10/15/29	163,519
1,600,000	A+	Series F, 5.000% due 9/15/26	1,749,678
		State of Connecticut Special Tax Revenue, Revenue Bonds:
1,500,000	AA-	Series D, 4.000% due 11/1/39	1,481,148
1,500,000	AA-	Series D, 4.000% due 11/1/40	1,473,094
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,515,431
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	368,976
		Total Connecticut	15,817,239
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	36,167
80,000	A	Series C, 5.000% due 1/1/25	82,518
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	208,008
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,302,185
		Total Delaware	3,628,878
District of Columbia – 1.1%
2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	2,066,637
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 10/1/22(c)	50,094
75,000	AA-	Series A, 5.000% due 10/1/23(c)	76,788
2,625,000	AA-	Series A, 5.000% due 10/1/24(c)	2,732,895
2,880,000	Aa3(a)	Series A, 5.000% due 10/1/28(c)	3,152,814
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
$120,000	AA-	Series A, 5.000% due 10/1/29(c)	$131,284
95,000	AA-	Series A, 5.000% due 10/1/30(c)	103,247
205,000	AA-	Series A, 5.000% due 10/1/31(c)	220,903
60,000	AA-	Series A, 5.000% due 10/1/34(c)	63,832
55,000	AA-	Series A, 5.000% due 10/1/36(c)	57,966
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	388,891
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	260,436
		Total District of Columbia	9,305,787
Florida – 4.3%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	98,997
215,000	Aa3(a)	5.000% due 7/1/30	222,755
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	88,483
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	55,000
		Ciy of Jacksonville FL Sales Tax Revenue, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	115,254
155,000	A+	5.000% due 10/1/23	155,338
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	64,279
90,000	A	5.000% due 10/1/31(c)	95,827
120,000	A	Series A, 5.000% due 10/1/29(c)	126,174
85,000	A	Series A, 5.000% due 10/1/31(c)	88,959
115,000	A	Series A, 5.000% due 10/1/32(c)	120,121
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,096,537
90,000	A	Series Q1, 5.000% due 10/1/23	90,182
3,250,000	AAA	County of Broward FL Convention Center Hotel Revenue, Revenue Bonds, 5.000% due 1/1/40	3,634,824
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
50,000	AA+	Series A, 5.000% due 9/1/22(c)	50,000
60,000	AA+	Series A, 5.000% due 9/1/23(c)	61,367
65,000	AA+	Series A, 5.000% due 9/1/24(c)	67,918
65,000	AA+	Series A, 5.000% due 9/1/26(c)	70,614
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	123,657
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	173,310
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$120,000	A+	5.000% due 10/1/29	$129,215
215,000	A+	5.000% due 10/1/30	230,143
65,000	A+	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/25(d)	65,144
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
85,000	A	Series A, 5.000% due 10/1/22(c)	85,153
290,000	A	Series A, 5.000% due 10/1/24(c)	290,583
55,000	A	Series A, 5.000% due 10/1/27(c)	57,100
80,000	A	Series A, 5.000% due 10/1/29(c)	82,823
70,000	A	Series A, 5.000% due 10/1/30	74,764
30,000	A	Series A, 5.000% due 10/1/31	31,939
160,000	A	Series A, 5.000% due 10/1/33(c)	164,647
70,000	A	Series A, 5.000% due 10/1/35(c)	71,890
65,000	A	Series B, 5.000% due 10/1/24	65,145
215,000	A	Series B, 5.000% due 10/1/37	222,686
500,000	A	Series B, 5.000% due 10/1/40(c)	517,630
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	132,972
30,000	A+	Series B, 5.000% due 7/1/28	31,896
190,000	A+	Series B, 5.000% due 7/1/30	201,744
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	31,500
45,000	A2(a)	5.000% due 10/1/27	48,083
80,000	A1(a)	Series A, 5.000% due 10/1/22	80,175
355,000	A2(a)	Series A, 5.000% due 10/1/26	355,775
55,000	A2(a)	Series A, 5.000% due 10/1/30	59,509
60,000	A2(a)	Series A, 5.000% due 10/1/31	64,655
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,514,161
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(c)(d)	110,999
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(c)(d)	66,599
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(d)	37,275
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(d)	74,550
		Hillsborough County Port District, Revenue Bonds:
850,000	A(e)	Series B, 5.000% due 6/1/33(c)	908,799
185,000	A(e)	Series B, 5.000% due 6/1/38(c)	195,263
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	$78,101
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	217,201
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	31,239
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	52,065
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	15,620
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	589,057
415,000	A+	Series A1, 5.000% due 4/1/35	440,741
755,000	A+	Series A2, 5.000% due 4/1/33(b)	803,044
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	47,457
115,000	A	Series A, 5.000% due 7/1/32	121,068
95,000	A	Series A, 5.000% due 7/1/33	99,839
30,000	A	Series A, 5.000% due 7/1/34	31,484
235,000	A	Series A, 5.000% due 7/1/40	236,182
85,000	A	Series A, 5.000% due 7/1/44	86,694
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	209,327
200,000	Aa2(a)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	213,753
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	51,408
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(e)	5.000% due 12/1/23	10,306
20,000	WD(e)	5.000% due 12/1/24	21,072
		Palm Beach County School District, COP:
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	35,836
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	41,870
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	767,977
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	319,585
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	255,737
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	169,936
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	740,371
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	335,655
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	116,800
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	$344,188
		School Board of Miami-Dade County, COP:
120,000	AA	AGM, Series A, 5.000% due 5/1/27	127,414
570,000	A+	Series A, 5.000% due 5/1/31	604,518
220,000	A+	Series B, 5.000% due 8/1/27	237,947
395,000	A+	Series B, 5.000% due 5/1/28	415,340
340,000	A+	Series D, 5.000% due 11/1/24	357,650
355,000	A+	Series D, 5.000% due 11/1/25	372,432
230,000	A+	Series D, 5.000% due 11/1/26	240,849
115,000	A+	Series D, 5.000% due 2/1/29	122,252
190,000	A+	Series D, 5.000% due 2/1/30	201,411
		School District of Broward County, COP:
330,000	A+	Series A, 5.000% due 7/1/26	352,256
265,000	A+	Series A, 5.000% due 7/1/27	281,677
115,000	A+	Series A, 5.000% due 7/1/28	121,592
70,000	A+	Series A, 5.000% due 7/1/32	75,200
335,000	A+	Series B, 5.000% due 7/1/26	357,594
230,000	A+	Series B, 5.000% due 7/1/27	244,474
390,000	A+	Series B, 5.000% due 7/1/28	413,448
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	61,273
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	52,286
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	123,511
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	78,077
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	61,173
125,000	A	Series A, 5.000% due 7/1/27	127,434
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,739,254
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,231,494
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	85,281
70,000	AA+	Series NPFG, 5.500% due 10/1/22	70,185
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	146,616
80,000	A2(a)	5.000% due 10/15/44	84,321
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$150,000	A2(a)	5.000% due 10/15/49	$157,381
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	626,556
145,000	AA	Series A, 5.000% due 8/1/32	155,213
		Total Florida	35,412,135
Georgia – 4.2%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	32,021
70,000	AA-	5.000% due 11/1/29	74,504
2,000,000	AA-	5.000% due 11/1/40	2,100,503
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,102
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	578,641
830,000	BBB+	2.925% due 11/1/53(b)	822,408
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	168,965
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa1(a)	Series A, 4.000% due 4/1/48(b)	5,070,800
840,000	Aa1(a)	Series C, 4.000% due 8/1/48(b)	853,979
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	172,500
145,000	A-	Series A, 5.000% due 1/1/30	158,975
105,000	A	Series GG, 5.000% due 1/1/24	105,862
35,000	A	Series GG, 5.000% due 1/1/25	35,239
145,000	A	Series GG, 5.000% due 1/1/26	146,082
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	60,110
35,000	AA-	Series S, 5.000% due 10/1/22	35,064
70,000	AA-	Series S, 5.000% due 10/1/24	70,144
40,000	AA-	Series U, 5.000% due 10/1/24	42,075
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	5,696,025
5,000,000	AAA	Series A, 5.000% due 8/1/30	5,879,408
2,500,000	AAA	Series A, 5.000% due 7/1/32	2,865,646
5,000,000	AAA	Series A, 5.000% due 7/1/33	5,863,693
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$3,835,000	AAA	Series C, 5.000% due 7/1/29	$4,293,661
		Total Georgia	35,171,407
Hawaii – 0.4%
2,500,000	Aa2(a)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,417,468
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	115,000
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	98,776
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	547,656
		Total Hawaii	3,178,900
Idaho – 0.7%
		Idaho Housing & Finance Association, Revenue Bonds:
45,000	A2(a)	5.000% due 7/15/23	46,017
35,000	A2(a)	5.000% due 7/15/24	36,587
95,000	A2(a)	5.000% due 7/15/27	105,295
1,000,000	Aa1(a)	5.000% due 8/15/41	1,124,729
1,250,000	Aa1(a)	5.000% due 8/15/42	1,401,690
55,000	Aa1(a)	Series A, 4.000% due 1/1/50	55,547
250,000	A2(a)	Series A, 5.000% due 7/15/30	287,646
250,000	A2(a)	Series A, 5.000% due 7/15/31	287,899
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,533,600
		Total Idaho	5,879,010
Illinois – 2.9%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	68,383
100,000	A-	Series A, 5.000% due 1/1/30(c)	104,995
70,000	A-	Series A, 5.000% due 1/1/31(c)	72,692
190,000	A-	Series A, 5.000% due 1/1/32(c)	193,762
95,000	A-	Series B, 5.000% due 1/1/24	98,117
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	77,010
125,000	A+	Series A, 5.000% due 1/1/24(c)	128,553
270,000	A+	Series A, 5.000% due 1/1/29	294,353
200,000	A+	Series A, 5.000% due 1/1/48(c)	203,757
285,000	A+	Series B, 5.000% due 1/1/32	297,983
120,000	A+	Series B, 5.000% due 1/1/53	125,531
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$80,000	A+	Series C, 5.000% due 1/1/23	$80,684
45,000	A+	Series C, 5.000% due 1/1/24	46,476
65,000	A+	Series C, 5.000% due 1/1/25	68,685
60,000	A+	Series C, 5.000% due 1/1/26	64,703
70,000	A+	Series C, 5.000% due 1/1/33	74,103
80,000	A+	Series C, 5.000% due 1/1/34	84,447
60,000	A+	Series D, 5.000% due 1/1/27(c)	64,084
15,000	A+	Series D, 5.000% due 1/1/28(c)	15,969
85,000	A+	Series D, 5.000% due 1/1/31(c)	89,802
45,000	A+	Series D, 5.000% due 1/1/33(c)	47,077
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,068
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,276
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	30,025
40,000	AA-	Series B, 5.000% due 12/15/24	40,033
60,000	AA-	Series C, 5.000% due 12/15/25	60,050
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	163,623
		County of Cook IL, GO:
60,000	A+	Series C, 5.000% due 11/15/22	60,307
145,000	A+	Series C, 5.000% due 11/15/23	145,794
540,000	A+	Series C, 5.000% due 11/15/24	542,956
15,000	AA	AGM, Series C, 5.000% due 11/15/25	15,082
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	38,420
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	817,015
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	65,487
75,000	A+	5.000% due 11/15/26	75,365
25,000	A3(a)	5.000% due 8/15/27	26,232
70,000	A	5.000% due 5/15/28	74,616
60,000	AA+	5.000% due 7/15/28	66,987
40,000	A	5.000% due 5/15/29	42,555
150,000	AAA	5.000% due 7/1/29	164,619
25,000	A+	5.000% due 11/15/29	25,116
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$110,000	A3(a)	5.000% due 12/1/29	$116,800
145,000	AAA	5.000% due 1/1/30	158,976
330,000	AA-	5.000% due 8/15/30	378,999
255,000	AAA	5.000% due 7/1/31	278,228
175,000	A3(a)	5.000% due 8/15/35	179,997
100,000	A3(a)	5.000% due 12/1/46	102,668
25,000	BBB+	5.000% due 8/1/49	25,366
495,000	AA-	Series A, 5.000% due 2/15/24	513,178
95,000	AA-	Series A, 5.000% due 2/15/25	100,519
45,000	AA-	Series A, 5.000% due 2/15/26	48,620
30,000	A	Series A, 5.000% due 11/15/27	31,793
35,000	A	Series A, 5.000% due 11/15/28	36,982
55,000	A	Series A, 5.000% due 11/15/29	58,005
100,000	A	Series A, 5.000% due 11/15/32	104,434
60,000	A+	Series A, 5.000% due 11/15/34	62,131
20,000	BBB+	Series A, 5.000% due 8/1/47	20,310
75,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(d)	81,365
50,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(d)	54,243
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(d)	276,642
95,000	WD(e)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	103,679
15,000	WD(e)	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(d)	15,748
85,000	A+	Series B, 5.000% due 11/15/26	89,928
35,000	AA+	Series C, 3.750% due 2/15/34	34,795
160,000	AA+	Series C, 4.000% due 2/15/36	160,639
15,000	AA+	Series C, 5.000% due 2/15/24	15,529
75,000	AA+	Series C, 5.000% due 2/15/26	81,162
200,000	AA+	Series C, 5.000% due 2/15/28	219,721
135,000	AA+	Series C, 5.000% due 2/15/29	147,694
50,000	AA+	Series C, 5.000% due 2/15/31	54,159
365,000	AA+	Series C, 5.000% due 2/15/32	393,798
145,000	AA+	Series C, 5.000% due 2/15/33	155,865
65,000	AA+	Series C, 5.000% due 2/15/36	69,260
205,000	AA+	Series C, 5.000% due 2/15/41	214,948
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(d)	186,902
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(d)	976,407
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(d)	1,458,999
95,000	WD(e)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	95,491
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	$21,092
235,000	WD(e)	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/32(d)	235,000
315,000	WD(e)	Series Prerefunded 9/1/22 @ 100, 5.000% due 9/1/38(d)	315,000
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	306,924
105,000	A	Series A, 5.000% due 2/1/31	111,612
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	53,415
175,000	AA-	Series D, 5.000% due 1/1/24	180,788
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	274,921
55,000	AA	5.000% due 1/1/29	61,340
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	221,368
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	208,402
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	152,147
215,000	NR	Series NPFG, zero coupon, due 1/15/24	206,784
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	67,224
175,000	AA+	5.000% due 2/1/27	184,884
		State of Illinois, GO:
45,000	BBB+	5.000% due 2/1/23	45,388
220,000	BBB+	5.000% due 4/1/23	222,589
100,000	BBB+	5.000% due 8/1/23	101,732
225,000	BBB+	5.000% due 6/1/25	234,655
65,000	BBB+	5.000% due 2/1/26	66,831
270,000	BBB+	5.000% due 2/1/27	284,238
180,000	BBB+	5.000% due 2/1/28	190,797
60,000	BBB+	5.000% due 4/1/28	61,612
25,000	BBB+	5.000% due 5/1/28	25,704
165,000	BBB+	5.000% due 2/1/29	174,345
70,000	BBB+	5.000% due 5/1/32	71,657
190,000	BBB+	5.000% due 5/1/33	194,280
305,000	BBB+	5.250% due 2/1/31	312,581
115,000	BBB+	5.500% due 7/1/38	117,250
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$65,000	BBB+	Series A, 4.000% due 1/1/23	$65,080
2,000,000	BBB+	Series A, 5.000% due 3/1/29	2,159,726
360,000	BBB+	Series B, 5.000% due 9/1/22	360,000
365,000	BBB+	Series B, 5.000% due 9/1/23	371,793
365,000	BBB+	Series B, 5.000% due 9/1/24	376,992
620,000	BBB+	Series D, 5.000% due 11/1/23	633,079
405,000	BBB+	Series D, 5.000% due 11/1/25	424,388
390,000	BBB+	Series D, 5.000% due 11/1/26	413,320
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	118,635
115,000	A-	6.250% due 10/1/38	119,064
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,601,454
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	146,495
		Total Illinois	24,424,358
Indiana – 2.0%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	331,141
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	394,606
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,023,481
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	290,126
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	317,102
30,000	AA-	5.000% due 9/1/26	32,710
15,000	AA-	5.000% due 9/1/29	16,178
240,000	AA-	5.000% due 3/1/36	249,105
60,000	AA-	5.000% due 9/1/36	63,380
70,000	AA	Series A, 5.000% due 10/1/26	73,674
35,000	AA	Series A, 5.000% due 10/1/28	36,743
65,000	AA	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/25(d)	65,142
90,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	92,130
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	997,052
7,500,000	AA+	Series E, 1.500% due 11/15/39(b)	7,500,000
235,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	234,059
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
		Indiana Municipal Power Agency, Revenue Bonds:
$20,000	A+	Series A, 5.000% due 1/1/24	$20,026
20,000	A+	Series A, 5.000% due 1/1/25	20,026
55,000	A+	Series A, 5.000% due 1/1/26	55,070
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	538,778
255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	266,211
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 5.000% due 7/15/23	40,382
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	40,384
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	121,161
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	126,210
2,305,000	AA+	MSD of Wash Township School Building Corp., Revenue Bonds, Series B, 5.000% due 7/15/28	2,605,893
1,000,000	AAA	Purdue University, Revenue Bonds, Series FF, 5.000% due 7/1/28	1,134,477
		Total Indiana	16,685,247
Iowa – 1.3%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,206,344
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,256,719
90,000	BBB(e)	Series A, 5.000% due 5/15/43	85,754
105,000	BBB(e)	Series A, 5.000% due 5/15/48	98,223
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,223,843
		Total Iowa	10,870,883
Kansas – 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	31,640
35,000	A	Series A, 5.000% due 9/1/32	36,739
130,000	A	Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	130,000
30,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/23(d)	30,000
45,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	45,000
		Total Kansas	273,379
Kentucky – 1.3%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	26,353
15,000	A1(a)	5.000% due 1/1/26	16,116
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$45,000	A1(a)	5.000% due 1/1/29	$48,297
50,000	A1(a)	5.000% due 1/1/30	53,556
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,042,721
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	174,802
145,000	A-	5.000% due 5/1/28	160,810
15,000	A-	5.000% due 5/1/29	16,548
40,000	AA	5.000% due 5/1/31	44,162
165,000	A-	Series A, 5.000% due 2/1/29	176,289
170,000	A-	Series A, 5.000% due 2/1/30	181,574
65,000	A-	Series A, 5.000% due 2/1/32	69,186
80,000	A-	Series A, 5.000% due 2/1/33	85,098
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	113,133
325,000	A-	Series B, 5.000% due 11/1/26	352,674
1,445,000	A-	Series B, 5.000% due 11/1/27	1,572,788
35,000	A1(a)	Series D, 5.000% due 5/1/26	37,684
30,000	A1(a)	Series D, 5.000% due 5/1/27	32,821
30,000	A1(a)	Series D, 5.000% due 5/1/28	32,868
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,636,291
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	218,650
525,000	A	Series A, 5.000% due 10/1/29	560,638
95,000	A	Series A, 5.000% due 10/1/32	100,585
70,000	A	Series A, 5.500% due 10/1/33	71,654
185,000	A	Series A, 5.750% due 10/1/38	189,501
		Total Kentucky	11,014,799
Louisiana – 0.8%
4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	4,259,936
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,634,452
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	NR	5.000% due 12/15/22	40,299
85,000	A+	Series A, 5.000% due 12/15/23	87,688
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	71,897
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – (continued)
$85,000	A-	Series B, 5.000% due 1/1/25(c)	$88,523
65,000	A-	Series B, 5.000% due 1/1/27(c)	67,725
10,000	A-	Series B, 5.000% due 1/1/29(c)	10,666
20,000	A-	Series B, 5.000% due 1/1/31(c)	21,171
20,000	A-	Series B, 5.000% due 1/1/36(c)	20,757
15,000	A-	Series B, 5.000% due 1/1/37(c)	15,531
20,000	A-	Series D2, 5.000% due 1/1/26(c)	21,128
15,000	A-	Series D2, 5.000% due 1/1/29(c)	15,999
20,000	A-	Series D2, 5.000% due 1/1/30(c)	21,278
45,000	A-	Series D2, 5.000% due 1/1/32(c)	47,483
35,000	A-	Series D2, 5.000% due 1/1/35(c)	36,431
15,000	A-	Series D2, 5.000% due 1/1/38(c)	15,493
		Total Louisiana	6,476,457
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,241,538
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	63,996
		Total Maine	2,305,534
Maryland – 3.0%
		City of Baltimore MD, Revenue Bonds:
105,000	AA-	Series C, 5.000% due 7/1/28	115,228
195,000	AA-	Series C, 5.000% due 7/1/31	212,180
200,000	AA-	Series C, 5.000% due 7/1/33	216,377
170,000	AA-	Series D, 5.000% due 7/1/33	183,920
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,823,624
		County of Prince George’s MD, GO:
5,805,000	AAA	Series A, 5.000% due 7/15/29	6,610,481
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,095,595
		Maryland Community Development Administration, Revenue Bonds:
210,000	Aa1(a)	Series B, 4.000% due 9/1/49	211,859
210,000	Aa1(a)	Series C, 3.500% due 3/1/50	209,192
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	359,295
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	133,638
65,000	BBB+	Series A, 5.000% due 7/1/33	67,191
50,000	BBB+	Series A, 5.000% due 7/1/34	51,563
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$20,000	BBB+	Series A, 5.000% due 7/1/35	$20,595
50,000	BBB+	Series A, 5.000% due 7/1/36	51,429
		State of Maryland, GO:
5,185,000	AAA	Series A, 5.000% due 3/1/30	6,053,811
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,296,356
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,016,038
		Total Maryland	24,728,372
Massachusetts – 1.3%
2,000,000	AAA	City of Boston MA, GO, Series A, 4.000% due 11/1/31	2,187,846
520,000	AA	Commonwealth of Massachusetts, GO, Series C, 5.000% due 4/1/23	528,295
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
45,000	AA	Series A, 5.000% due 7/1/45	47,200
2,500,000	AA	Series A, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/37(d)	2,615,238
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	45,955
115,000	AA-	5.000% due 7/1/24	120,048
50,000	A	5.000% due 7/1/30	55,394
235,000	A	5.000% due 7/1/31	258,588
105,000	AA-	Series S, 5.000% due 7/1/30	116,324
585,000	A+	Series S1, 5.000% due 10/1/24	613,517
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	344,422
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	561,643
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,178,680
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/1/22 @ 100, 4.000% due 11/1/43(d)	2,507,001
		Total Massachusetts	11,180,151
Michigan – 2.0%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 2.094% due 7/1/32(b)	157,198
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,132,892
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,167,559
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	160,619
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
		Grand Rapids Public Schools, GO, AGM:
$40,000	AA	5.000% due 5/1/27	$44,203
55,000	AA	5.000% due 5/1/29	60,673
100,000	AA	5.000% due 5/1/30	107,561
145,000	AA	5.000% due 5/1/31	155,492
20,000	AA	5.000% due 5/1/32	21,433
90,000	AA	5.000% due 5/1/33	96,351
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	106,908
75,000	A2(a)	5.000% due 5/15/28	80,081
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(a)	5.000% due 11/1/23	1,286,345
45,000	AA-	5.000% due 12/1/23	46,398
750,000	Aa3(a)	5.000% due 11/1/24	789,258
50,000	AA-	5.000% due 12/1/24	52,737
85,000	AA-	5.000% due 12/1/25	91,615
40,000	AA-	5.000% due 12/1/26	43,990
10,000	AA-	5.000% due 7/1/27	10,677
35,000	AA-	5.000% due 12/1/27	39,134
60,000	AA-	5.000% due 12/1/28	66,772
30,000	AA-	5.000% due 7/1/29	31,947
35,000	AA-	5.000% due 7/1/31	37,114
30,000	AA-	5.000% due 7/1/32	31,753
315,000	A	5.000% due 11/15/32	333,907
25,000	AA-	5.000% due 7/1/33	26,405
205,000	A	5.000% due 11/15/36	206,122
45,000	A	5.000% due 11/15/42	45,246
735,000	AA-	5.000% due 12/1/44(b)	774,040
160,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	163,939
60,000	AA	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/29(d)	61,477
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	531,616
80,000	AA-	Series I, 5.000% due 4/15/35	85,857
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	179,694
45,000	AA-	Series C, 5.000% due 12/1/24	47,463
60,000	AA-	Series C, 5.000% due 12/1/26	65,986
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$40,000	AA-	Series C, 5.000% due 12/1/27	$44,725
60,000	AA-	Series C, 5.000% due 12/1/28	66,772
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	725,092
500,000	A	Michigan Strategic Fund, Revenue Bonds, 1.800% due 10/1/49(b)(c)	483,737
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	38,015
90,000	AA-	5.000% due 11/1/29	97,359
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	AA	5.000% due 9/1/22	30,000
60,000	AA	Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(d)	62,278
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	105,076
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,505,699
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	140,488
140,000	AA	5.000% due 5/1/31	151,193
145,000	AA	5.000% due 5/1/32	156,540
		Wayne County Airport Authority, Revenue Bonds:
5,000	A-	Series A, 5.000% due 12/1/29	5,548
10,000	A-	Series A, 5.000% due 12/1/30	11,055
10,000	A-	Series A, 5.000% due 12/1/31	11,012
15,000	A-	Series A, 5.000% due 12/1/36	16,197
620,000	A-	Series B, 5.000% due 12/1/29(c)	668,713
15,000	A-	Series B, 5.000% due 12/1/30(c)	16,090
15,000	A-	Series B, 5.000% due 12/1/31(c)	15,991
10,000	A-	Series B, 5.000% due 12/1/33(c)	10,566
25,000	A-	Series B, 5.000% due 12/1/36(c)	26,137
60,000	A-	Series C, 5.000% due 12/1/22	60,390
65,000	A-	Series C, 5.000% due 12/1/23	67,028
70,000	A-	Series C, 5.000% due 12/1/24	73,737
70,000	A-	Series C, 5.000% due 12/1/25	75,198
45,000	A-	Series C, 5.000% due 12/1/26	49,204
45,000	A-	Series C, 5.000% due 12/1/27	49,965
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	773,361
800,000	AA	Series C, 5.000% due 11/15/38	877,886
950,000	AA	Series C, 5.000% due 11/15/40	1,037,368
		Total Michigan	16,792,882
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Minnesota – 3.3%
$2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	$2,500,452
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	7,499,754
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,146,153
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,507,148
5,000,000	AAA	Series A, 5.000% due 8/1/41	5,716,107
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,386,984
		Total Minnesota	27,756,598
Mississippi – 0.8%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	247,873
435,000	A2(a)	5.000% due 1/1/34	464,522
170,000	A+	5.000% due 10/1/40(b)	183,257
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	178,108
1,250,000	AA	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/34(d)	1,403,275
4,000,000	AA	Series C, 5.000% due 10/1/35	4,425,341
		Total Mississippi	6,902,376
Missouri – 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	AA-	5.000% due 5/15/29	32,079
30,000	AA-	5.000% due 5/15/30	31,948
30,000	AA-	5.000% due 5/15/31	31,803
85,000	AA-	5.000% due 5/15/36	89,060
20,000	A+	Series B, 4.000% due 2/1/40	18,961
70,000	A+	Series B, 5.000% due 2/1/30	72,792
80,000	A+	Series B, 5.000% due 2/1/32	82,697
65,000	A+	Series B, 5.000% due 2/1/36	66,554
105,000	A+	Series B, 5.000% due 2/1/45	106,418
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,701,456
60,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	60,581
		Total Missouri	3,294,349
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Montana – 0.0%
		Montana Board of Housing, Revenue Bonds:
$45,000	AA+	Series A1, 4.000% due 12/1/47(c)	$45,132
30,000	AA+	Series B, 4.000% due 6/1/50	30,353
		Montana Facility Finance Authority, Revenue Bonds:
60,000	A+(e)	5.000% due 2/15/23	60,556
60,000	A+(e)	5.000% due 2/15/24	61,683
60,000	A+(e)	5.000% due 2/15/25	62,525
90,000	A+(e)	5.000% due 2/15/26	95,191
		Total Montana	355,440
Nebraska – 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
175,000	AA+	Series B, 4.000% due 9/1/49(c)	175,874
170,000	AA+	Series E, 3.750% due 9/1/49(c)	169,875
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	122,460
125,000	A+	Series B, 5.000% due 1/1/34	132,375
155,000	A+	Series B, 5.000% due 1/1/36	163,792
		Total Nebraska	764,376
Nevada – 0.9%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	20,748
15,000	BBB+	5.000% due 9/1/28	16,178
20,000	BBB+	5.000% due 9/1/30	21,394
20,000	BBB+	5.000% due 9/1/32	21,105
20,000	BBB+	5.000% due 9/1/34	20,926
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	66,298
1,000,000	A+	Series C, 5.000% due 6/15/23	1,019,974
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,467,511
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	91,625
145,000	AA	Series A, 5.000% due 6/1/33	155,874
155,000	AA	Series A, 5.000% due 6/1/34	166,281
95,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	95,871
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	80,944
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nevada – (continued)
$2,665,000	AA+	Series A, 5.000% due 5/1/27	$2,967,360
		Total Nevada	7,212,089
New Hampshire – 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	728,216
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
25,000	A-	4.000% due 10/1/38	24,074
40,000	AA-	5.000% due 7/1/24	41,756
35,000	BBB+	5.000% due 7/1/26	35,048
135,000	A-	5.000% due 10/1/26	144,082
145,000	A-	5.000% due 10/1/27	154,677
60,000	A-	5.000% due 10/1/28	63,889
70,000	AA-	5.000% due 7/1/30	77,549
65,000	A	5.000% due 8/1/30	69,891
210,000	A-	5.000% due 10/1/30	222,066
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	70,150
		Total New Hampshire	1,631,398
New Jersey – 2.1%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	61,683
30,000	BBB+	5.000% due 2/15/25	30,798
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	49,249
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	32,832
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	32,833
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	BBB+	5.000% due 11/1/34	909,333
1,000,000	BBB+	Series EEE, 5.000% due 6/15/30	1,086,187
270,000	BBB+	Series NN, 5.000% due 3/1/23	273,240
370,000	BBB+	Series NN, 5.000% due 3/1/24	373,966
40,000	BBB+	Series NN, 5.000% due 3/1/25	40,429
580,000	BBB+	Series XX, 5.000% due 6/15/26	611,136
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	58,633
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	653,639
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$625,000	AA-	5.000% due 7/1/45(b)	$666,059
15,000	AA	Series A, 5.000% due 7/1/28	16,272
45,000	AA	Series A, 5.000% due 7/1/33	47,680
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AAA	Series 1A, 5.000% due 12/1/22(c)	40,226
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	104,445
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	166,100
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	118,689
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	68,704
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	134,081
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB+	4.000% due 12/15/39	96,057
5,000,000	A+	5.000% due 6/15/24	5,193,948
435,000	A+	5.000% due 6/15/27	468,909
1,320,000	BBB+	5.000% due 12/15/28	1,447,535
200,000	BBB+	5.000% due 12/15/39	209,718
870,000	BBB+	Series A, zero coupon, due 12/15/27	721,956
195,000	BBB+	Series A, zero coupon, due 12/15/28	155,230
220,000	BBB+	Series A, 5.000% due 12/15/33	234,994
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,123,981
360,000	BBB+	Series AA, 5.000% due 6/15/25	373,331
215,000	BBB+	Series AA, 5.000% due 6/15/26	222,744
1,000,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 4.000% due 1/1/42	958,556
		Total New Jersey	17,783,173
New Mexico – 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	521,847
140,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	140,407
		Total New Mexico	662,254
New York – 11.1%
		City of New York NY, GO:
5,880,000	AA	Series B1, 5.000% due 11/1/30	6,811,459
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,184,458
90,000	AA	Series C, 5.000% due 8/1/27	95,040
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,512,163
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$1,000,000	AA	Series F1, 5.000% due 4/1/43	$1,062,517
2,000,000	AA	Series H, 5.000% due 1/1/36	2,171,645
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,125,822
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	125,473
215,000	AA-	Series A, 5.000% due 2/15/35	232,085
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	987,600
60,000	NR	Series B, 5.000% due 9/1/22	60,000
45,000	A	Series B, 5.000% due 9/1/23	46,195
40,000	A	Series B, 5.000% due 9/1/24	42,027
		Metropolitan Transportation Authority, Revenue Bonds:
1,780,000	AA	Series A, 5.250% due 11/15/27	1,968,172
125,000	BBB+	Series A1, 5.000% due 11/15/35	128,869
145,000	BBB+	Series A1, 5.000% due 11/15/36	149,299
245,000	BBB+	Series A2, 5.000% due 11/15/29	261,133
270,000	BBB+	Series B, 5.000% due 11/15/30	283,864
290,000	BBB+	Series C1, 5.000% due 11/15/27	308,377
685,000	BBB+	Series C1, 5.000% due 11/15/28	718,138
300,000	BBB+	Series C1, 5.000% due 11/15/31	317,616
415,000	BBB+	Series D1, 5.000% due 11/15/30	427,469
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,527
860,000	A3(a)	Series A, 5.000% due 11/15/56	875,429
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	1.050% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,761,295
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,088,215
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,317,512
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
5,000,000	AAA	5.000% due 11/1/32	5,820,124
1,500,000	AAA	Series A1, 4.000% due 11/1/37	1,486,691
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,518,944
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,387,099
275,000	AAA	Series C2, 5.000% due 5/1/32	303,239
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$1,750,000	AA-	New York Liberty Development Corp., Revenue Bonds, Series 1WTC, 2.750% due 2/15/44	$1,260,831
		New York State Dormitory Authority, Revenue Bonds:
475,000	A-	5.000% due 5/1/48(b)	494,990
5,000,000	Aa1(a)	Series A, 5.000% due 9/15/22	5,004,924
4,500,000	AA	AGM, Series A, 5.000% due 10/1/33	5,046,330
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,395,750
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,388,002
		New York State Urban Development Corp., Revenue Bonds:
2,500,000	AA+	Series A, 3.000% due 3/15/50	1,943,655
80,000	AA+	Series A, 5.000% due 3/15/32	87,252
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(a)	5.000% due 12/1/36(c)	2,106,711
2,500,000	Baa1(a)	5.000% due 12/1/37(c)	2,629,103
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	199,166
		Port Authority of New York & New Jersey, Revenue Bonds:
5,000,000	AA-	Series 207, 5.000% due 9/15/24(c)	5,206,392
2,500,000	AA-	Series 207, 5.000% due 9/15/29(c)	2,716,309
1,200,000	AA-	Series 230, 4.000% due 12/1/28	1,287,819
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	413,245
75,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 221, 3.500% due 10/1/32(c)	74,417
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
1,000,000	AA+	4.000% due 5/15/51	936,199
1,500,000	AA+	5.000% due 5/15/44	1,630,097
2,500,000	AA+	Series A1, 4.000% due 5/15/46	2,363,875
85,000	AA-	Series B, 5.000% due 11/15/23	87,643
115,000	AA-	Series B, 5.000% due 11/15/24	118,423
		Total New York	92,624,629
North Carolina – 0.9%
4,675,000	AA	County of Cabarrus NC, Revenue Bonds, Series A, 5.000% due 6/1/40	5,303,039
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	27,939
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	229,097
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,130,374
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Carolina – (continued)
$655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	$654,658
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	115,433
290,000	AA	State of North Carolina, Revenue Bonds, 5.000% due 3/1/23	293,754
		Total North Carolina	7,754,294
Ohio – 0.9%
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	31,547
45,000	AA	Series A, 5.000% due 1/1/28	47,267
65,000	AA	Series A, 5.000% due 1/1/29	68,151
60,000	AA	Series A, 5.000% due 1/1/30	62,818
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	59,266
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	140,966
125,000	A+	5.000% due 12/1/30	138,771
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	65,876
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	491,226
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	328,560
45,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	45,950
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,163,250
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.450% due 12/1/36(b)	2,000,000
		State of Ohio, GO:
1,000,000	AA+	Series A, 5.000% due 3/1/28	1,129,854
1,565,000	AA+	Series C, 5.000% due 3/15/28	1,769,383
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	82,457
145,000	AA	5.000% due 1/1/29	161,569
90,000	A	Series A, 4.000% due 1/15/50	82,644
		Total Ohio	7,869,555
Oklahoma – 0.2%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	612,815
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	36,488
45,000	AA-	Series A, 5.000% due 6/1/28	46,898
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – (continued)
		Oklahoma Municipal Power Authority, Revenue Bonds:
$50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	$52,893
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	185,125
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	63,471
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	47,603
60,000	A	Series B, 5.000% due 1/1/27	62,956
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	620,988
		Total Oklahoma	1,729,237
Oregon – 1.9%
3,000,000	AA+	City of Portland OR Water System Revenue, Revenue Bonds, Series A, 4.000% due 4/1/36	3,105,119
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	93,623
4,295,000	AA-	Oregon Health & Science University, Revenue Bonds, Series B2, 5.000% due 7/1/46(b)	4,771,437
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,784,953
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(c)	326,737
165,000	AA-	5.000% due 7/1/29	184,596
205,000	AA-	Series 24B, 5.000% due 7/1/32(c)	216,869
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	2,988,448
		Total Oregon	15,471,782
Pennsylvania – 1.7%
		City of Philadelphia PA, GO:
1,000,000	A	Series B, 5.000% due 2/1/24	1,032,526
85,000	A	Series B, 5.000% due 8/1/27	90,870
300,000	A	Series B, 5.000% due 8/1/29	319,411
320,000	A	Series B, 5.000% due 8/1/30	340,705
335,000	A	Series B, 5.000% due 8/1/31	356,579
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	53,449
70,000	A-	Series B, 5.000% due 7/1/31(c)	74,391
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,131,033
500,000	A	Series B, 5.000% due 6/1/25	532,223
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	297,862
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$810,000	A+	5.000% due 9/15/29	$873,504
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	202,845
310,000	Aa3(a)	5.000% due 6/1/39	330,309
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A+	5.000% due 11/1/38	856,998
1,000,000	A+	5.000% due 11/1/39	1,069,039
1,000,000	A+	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,000,000
325,000	A	Montgomery County Higher Education & Health Authority, Revenue Bonds, 5.000% due 9/1/33	355,390
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,106,368
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	760,491
900,000	AA	5.000% due 8/15/32	1,045,193
35,000	AA	Series A, 5.000% due 8/15/27	38,939
35,000	AA	Series A, 5.000% due 8/15/28	38,859
60,000	AA	Series A, 5.000% due 8/15/30	65,930
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,095
15,000	A1(a)	Series A1, 5.000% due 12/1/23	15,472
45,000	A1(a)	Series A1, 5.000% due 12/1/29	49,976
30,000	A1(a)	Series A1, 5.000% due 12/1/34	32,560
35,000	A	Series A2, 5.000% due 12/1/28	38,124
35,000	A	Series A2, 5.000% due 12/1/33	37,984
1,300,000	A1(a)	Series C, 5.000% due 12/1/46	1,386,034
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	30,645
20,000	A	5.000% due 8/1/24	20,870
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	273,969
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	42,447
		Total Pennsylvania	13,916,090
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Rhode Island – 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
$240,000	AA	AGM, 5.000% due 5/15/25	$255,682
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,232,031
105,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	105,913
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(c)	54,088
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,220,208
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	57,228
70,000	BBB	Series A, 5.000% due 6/1/28	72,663
		Total Rhode Island	3,997,813
South Carolina – 1.9%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	31,157
30,000	AA+	Series B, 5.000% due 3/1/25	31,886
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	2,817,196
8,000,000	Aa1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	8,130,593
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	121,646
95,000	A-	5.000% due 12/1/29	100,193
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	30,904
50,000	A+	5.000% due 2/1/25	52,357
50,000	A+	5.000% due 2/1/26	53,103
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	70,793
140,000	A+	5.000% due 7/1/30(c)	151,083
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	192,410
275,000	A-	Series B, 5.000% due 12/1/36	285,645
115,000	A-	Series C, 5.000% due 12/1/25	119,705
115,000	A-	Series C, 5.000% due 12/1/26	119,809
90,000	A-	Series C, 5.000% due 12/1/27	93,724
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
$160,000	Aaa(a)	Series A, 4.000% due 1/1/50	$161,816
145,000	Aaa(a)	Series A, 4.000% due 7/1/50	146,601
		University of South Carolina, Revenue Bonds:
450,000	Aa2(a)	5.000% due 5/1/30	519,034
800,000	Aa2(a)	5.000% due 5/1/32	930,889
575,000	Aa3(a)	Series A, 5.000% due 5/1/28	642,791
625,000	Aa3(a)	Series A, 5.000% due 5/1/30	715,771
		Total South Carolina	15,519,106
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	30,607
15,000	AA-	5.000% due 7/1/24	15,625
10,000	AA-	5.000% due 7/1/27	10,971
50,000	AA-	5.000% due 7/1/33	53,373
40,000	AA-	5.000% due 7/1/35	42,315
35,000	A+	Series B, 5.000% due 11/1/24	36,576
35,000	A+	Series B, 5.000% due 11/1/25	36,628
5,000	A+	Series B, 5.000% due 11/1/26	5,232
		Total South Dakota	231,327
Tennessee – 1.4%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,681,757
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	32,659
35,000	A-	Series A, 5.000% due 7/1/30	37,963
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
35,000	BBB	5.000% due 9/1/22	35,000
30,000	BBB	5.000% due 4/1/24	30,939
30,000	BBB	5.000% due 9/1/24	30,992
40,000	BBB	5.000% due 4/1/25	41,645
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	3,242,631
6,240,000	Aa1(a)	Series A, 5.000% due 2/1/50(b)	6,497,009
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – (continued)
$350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	$351,921
		Total Tennessee	11,982,516
Texas – 12.8%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,069,462
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(d)	37,390
30,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(d)	32,049
60,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(d)	64,098
160,000	A-	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(d)	170,927
600,000	A-	Series B, 4.000% due 1/1/41	569,662
375,000	A-	Series B, 5.000% due 1/1/29	412,615
1,800,000	A-	Series E, 5.000% due 1/1/38	1,918,991
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,968,338
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(c)	171,662
80,000	A+	5.000% due 11/15/29(c)	82,966
45,000	AA-	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	45,242
3,500,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, Series B, 5.000% due 7/15/52	3,731,967
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	176,119
		City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds:
3,000,000	AAA	Series A, 5.000% due 10/1/27	3,220,270
3,545,000	AAA	Series C, 5.000% due 10/1/31	4,155,955
995,000	AA+	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	1,100,456
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	60,818
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	301,357
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	127,333
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	53,341
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	64,756
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	32,674
90,000	A1(a)	Series B, 5.000% due 7/1/28	100,806
360,000	A1(a)	Series B, 5.000% due 7/1/29	402,018
190,000	A1(a)	Series B, 5.000% due 7/1/30	210,858
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,500,000	A1(a)	Series D, 5.000% due 7/1/25	$1,597,777
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,175,163
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	75,583
75,000	AA	Series C, 5.000% due 5/15/28	78,138
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,070,426
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	537,316
480,000	A	Series A, 5.000% due 7/1/28(c)	522,780
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	963,110
500,000	A+	4.000% due 2/1/43	476,926
45,000	AA-	5.000% due 2/1/29	49,777
30,000	AA-	5.000% due 2/1/30	33,146
45,000	AA-	5.000% due 2/1/31	49,544
35,000	AA-	5.000% due 2/1/33	38,279
750,000	A+	5.000% due 2/1/42	818,641
90,000	AA-	5.250% due 2/1/25	95,846
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,501,010
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,310,211
2,000,000	Aaa(a)	5.000% due 2/1/28	2,248,859
3,540,000	AAA	County of Harris TX, GO, Series A, 5.000% due 10/1/28	3,794,479
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	88,341
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,651,592
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,439,170
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,049,859
145,000	AAA	5.000% due 2/15/23	146,750
725,000	AAA	5.000% due 2/15/24	751,836
620,000	AAA	5.000% due 2/15/25	658,451
105,000	AAA	5.000% due 2/15/27	114,099
		Dallas Area Rapid Transit, Revenue Bonds:
210,000	AA+	AMBAC, 5.250% due 12/1/29	245,575
2,500,000	AA+	Series B, 5.000% due 12/1/47	2,706,388
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	191,203
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Dallas Fort Worth International Airport, Revenue Bonds:
$2,590,000	A+	Series A, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/29(c)(d)	$2,601,019
85,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/26(c)(d)	85,362
35,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(c)(d)	35,149
80,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)(d)	80,340
155,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/30(c)(d)	155,659
330,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/31(c)(d)	331,404
420,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/32(c)(d)	421,787
290,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/33(c)(d)	291,234
70,000	A+	Series B, Prerefunded 11/1/22 @ 100, 5.000% due 11/1/34(c)(d)	70,298
1,500,000	A+	Series E, 5.000% due 11/1/22(c)	1,505,457
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,468,633
1,000,000	Aaa(a)	5.000% due 8/15/30	1,170,936
1,350,000	AAA	Elgin Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/47	1,291,544
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	113,736
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	166,088
125,000	AA+	Series A, 5.000% due 10/1/32	137,940
190,000	AA+	Series A, 5.000% due 10/1/33	208,894
145,000	AA+	Series A, 5.000% due 10/1/34	158,999
70,000	BBB	Series A, 5.125% due 10/1/43	71,106
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,065,017
590,000	A+	5.000% due 7/1/49(b)	607,123
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	15,681
20,000	A+	5.000% due 10/15/26	21,378
15,000	A+	5.000% due 10/15/27	16,025
20,000	A+	5.000% due 10/15/29	21,172
30,000	A+	5.000% due 10/15/31	31,470
40,000	A+	5.000% due 10/15/35	41,318
30,000	A+	5.000% due 10/15/36	30,953
35,000	A+	5.000% due 10/15/39	35,971
45,000	A+	5.000% due 10/15/44	45,977
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Lamar Consolidated Independent School District, GO, PSF-GTD:
$7,280,000	AAA	5.000% due 2/15/31	$7,984,288
7,050,000	AAA	5.000% due 2/15/34	7,663,166
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,307,073
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(c)	42,008
90,000	A	5.000% due 11/1/31(c)	94,282
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	216,663
135,000	A	5.000% due 5/15/32	147,818
70,000	A	5.000% due 5/15/34	75,949
70,000	A	5.000% due 5/15/36	75,499
195,000	A	Series B, 5.000% due 5/15/25	207,321
85,000	A	Series B, 5.000% due 5/15/27	90,510
85,000	A	Series B, 5.000% due 5/15/28	90,265
245,000	A	Series B, 5.000% due 5/15/29	259,471
20,000	A	Series D, 5.000% due 5/15/23	20,338
35,000	A	Series D, 5.000% due 5/15/24	36,375
40,000	A	Series D, 5.000% due 5/15/26	42,528
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,158,763
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	62,800
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	49,199
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	50,064
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	76,749
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	69,172
40,000	A3(a)	5.000% due 4/1/28	42,508
1,000,000	Aaa(a)	North East Independent School District, GO, Series A, PSF-GTD-Insured, 4.000% due 8/1/41	981,154
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,142
55,000	AA-	4.000% due 12/15/24	55,277
		North Texas Tollway Authority, Revenue Bonds:
50,000	NR	5.000% due 1/1/23	50,443
145,000	NR	5.000% due 1/1/24	149,941
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$35,000	A+	Series A, 5.000% due 1/1/30	$37,512
40,000	A+	Series A, 5.000% due 1/1/33	43,323
200,000	A+	Series A, 5.000% due 1/1/39	210,530
185,000	A	Series B, 5.000% due 1/1/25	194,885
290,000	A+	Series B, 5.000% due 1/1/29	305,804
160,000	A+	Series B, 5.000% due 1/1/30	168,801
20,000	A	Series B, 5.000% due 1/1/31	21,318
85,000	A	Series B, 5.000% due 1/1/32	91,849
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	684,684
50,000	Aaa(a)	Permanent University Fund – University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/29	54,320
3,750,000	Aaa(a)	Prosper Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/47	3,581,355
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	46,713
2,500,000	Aaa(a)	Round Rock Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/29	2,875,724
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,298,497
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	140,297
215,000	AA+	5.000% due 9/15/24	215,388
270,000	AA+	5.000% due 9/15/25	270,491
		San Antonio Water System, Revenue Bonds:
2,000,000	AA	Series A, 5.000% due 5/15/36	2,177,619
390,000	AA	Series B, 2.000% due 5/1/44(b)	389,700
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	512,566
435,000	AA	5.000% due 2/15/30	500,252
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,603,450
150,000	AAA	5.000% due 8/1/26(c)	156,239
200,000	AAA	5.500% due 8/1/26(c)	220,233
350,000	AAA	Series B, 5.000% due 8/1/25(c)	357,210
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	174,787
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$60,000	AA	5.000% due 2/15/34	$63,857
30,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	30,753
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	46,129
45,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	46,129
110,000	Aa3(a)	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	112,761
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	159,660
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	168,113
		Texas Department of Housing & Community Affairs, Revenue Bonds:
402,415	Aaa(a)	2.950% due 7/1/36	356,524
345,000	AA+	Series A, 4.000% due 3/1/50	349,172
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	674,981
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	148,736
		Texas Water Development Board, Revenue Bonds:
1,000,000	AAA	5.000% due 10/15/25	1,077,417
180,000	AAA	Series A, 5.000% due 4/15/25	191,794
75,000	AAA	Series A, 5.000% due 10/15/25	80,806
125,000	AAA	Series A, 5.000% due 4/15/26	136,234
190,000	AAA	Series A, 5.000% due 4/15/29	213,348
505,000	AAA	Series A, 5.000% due 4/15/30	566,040
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	203,786
		Total Texas	107,149,628
Utah – 0.6%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	37,247
115,000	A	Series A, 5.000% due 7/1/28(c)	123,467
155,000	A	Series A, 5.000% due 7/1/30(c)	167,526
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,471,957
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	85,000
2,500,000	AA-	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	2,787,113
		Total Utah	4,672,310
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
$750,000	A	Series A, 5.000% due 6/15/29(c)	$794,045
675,000	A	Series A, 5.000% due 6/15/30(c)	714,469
		Total Vermont	1,508,514
Virginia – 3.5%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	211,469
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,926,094
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,063,029
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,241,412
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	41,454
40,000	A3(a)	5.000% due 6/15/29	41,357
45,000	A3(a)	5.000% due 6/15/33	46,253
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(d)	3,568,937
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,061,540
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	360,283
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	19,329
50,000	A3(a)	5.000% due 6/15/32	52,850
65,000	A3(a)	5.000% due 6/15/34	68,272
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,771,979
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,158,977
165,000	AA+	Series D, 5.000% due 2/1/26	178,862
265,000	AA+	Series E, 5.000% due 2/1/30	296,410
305,000	AA+	Series E, 5.000% due 2/1/31	339,841
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	402,010
		Virginia Resources Authority, Revenue Bonds:
500,000	AAA	5.000% due 11/1/29	580,535
5,220,000	NR	Series Prerefunded 11/1/22 @ 100, 5.000% due 11/1/27(d)	5,243,513
1,000,000	AAA	Virginia Resources Authority Clean Water Revolving Fund, Revenue Bonds, 5.000% due 10/1/30	1,174,144
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
		Winchester Economic Development Authority, Revenue Bonds:
$60,000	A+	5.000% due 1/1/32	$63,460
75,000	A+	5.000% due 1/1/33	79,152
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	99,316
		Total Virginia	29,090,478
Washington – 4.0%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	57,130
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	32,944
35,000	AA	5.000% due 1/1/36	37,705
		Port of Seattle WA, Revenue Bonds:
25,000	A	5.000% due 6/1/23(c)	25,442
35,000	AA-	5.000% due 2/1/27	37,821
70,000	AA-	5.000% due 2/1/29	75,238
85,000	AA-	Series A, 5.000% due 5/1/29(c)	91,452
1,000,000	AA	Series B, 5.000% due 10/1/26(c)	1,074,009
980,000	AA	Series B, 5.000% due 10/1/27(c)	1,050,455
135,000	AA	Series B, 5.000% due 10/1/29(c)	144,184
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	54,799
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,821,001
3,000,000	AA+	Series A, 5.000% due 8/1/38	3,341,174
2,500,000	AA+	Series A3, 5.000% due 8/1/45	2,767,861
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,598,562
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,755,087
50,000	AA+	Series R2017A, 5.000% due 8/1/28	54,720
50,000	AA+	Series R2017A, 5.000% due 8/1/30	54,350
355,000	AA+	Series R2018C, 5.000% due 8/1/30	392,587
725,000	AA+	Series R2018D, 5.000% due 8/1/32	796,504
640,000	AA+	Series R2018D, 5.000% due 8/1/33	699,434
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,445,222
2,300,000	AA+	Series R2022D, 4.000% due 7/1/28	2,485,268
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	71,426
100,000	A	5.000% due 6/1/24	101,858
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
		Washington Health Care Facilities Authority, Revenue Bonds:
$60,000	A	5.000% due 7/1/26	$64,143
70,000	A+	5.000% due 10/1/27	77,035
60,000	A+	5.000% due 10/1/28	66,944
90,000	A	5.000% due 7/1/29	97,626
20,000	A	5.000% due 7/1/34	21,238
780,000	A	5.000% due 7/1/42	806,382
115,000	A+	Series A, 5.000% due 10/1/24	115,205
440,000	A-	Series A, 5.000% due 8/1/39	458,883
40,000	A2(a)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(d)	42,675
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	15,953
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	37,038
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	42,194
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	220,585
		Total Washington	33,132,134
West Virginia – 1.6%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	10,905,355
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,206,616
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	199,854
		Total West Virginia	13,311,825
Wisconsin – 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	173,252
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	410,138
255,000	A+	5.000% due 11/15/24	267,290
25,000	A-	5.000% due 5/1/26	25,775
50,000	A3(a)	5.000% due 6/1/27	50,111
195,000	A+	5.000% due 11/15/27	203,898
50,000	A-	5.000% due 5/1/28	51,348
25,000	A-	5.000% due 5/1/29	25,610
30,000	A3(a)	5.000% due 6/1/32	30,058
70,000	A3(a)	5.000% due 6/1/39	70,121
1,190,000	AA	5.000% due 8/15/54(b)	1,229,377
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	30,647
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	$204,311
455,000	AA	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	452,827
		Total Wisconsin	3,224,763
		TOTAL MUNICIPAL BONDS (Cost – $774,890,802)	748,152,228
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $774,890,802)	748,152,228
SHORT-TERM INVESTMENTS – 9.0%
MUNICIPAL BOND – 0.8%
7,000,000		Commonwealth of Massachusetts, GO, Series B, 5.000% due 11/1/22 (Cost – $7,056,636)	7,033,165
TIME DEPOSITS – 8.2%
29,983,444		Citibank – New York, 1.680% due 9/1/22	29,983,444
38,064,744		National Australia Bank – London, 1.680% due 9/1/22	38,064,744
		TOTAL TIME DEPOSITS (Cost – $68,048,188)	68,048,188
		TOTAL SHORT-TERM INVESTMENTS (Cost – $75,104,824)	75,081,353
		TOTAL INVESTMENTS – 98.7% (Cost – $849,995,626)	823,233,581
		Other Assets in Excess of Liabilities – 1.3%	10,939,339
		TOTAL NET ASSETS – 100.0%	$834,172,920

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2022.

(c)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)
Rating by Fitch Ratings Service. All ratings are unaudited.

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

AMBAC
    —    American Bond Assurance Corporation

COP
    —    Certificate of Participation

GO
    —    General Obligation

MTA
    —    Metropolitan Transportation Authority

NPFG
    —    National Public Finance Guarantee Corporation

PSF-GTD
    —    Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	45.3%
Education	13.2
Health Care Providers & Services	8.2
Water and Sewer	7.9
Transportation	6.4
Airport	4.4
Development	1.7
Utilities	1.2
Power	1.1
Single Family Housing	0.8
Student Loan	0.4
Pollution	0.2
Multifamily Housing	0.1
Bond Bank	0.0*
Nursing Homes	0.0*
Short-Term Investments	9.1
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 24.8%
$2,163,566	Alternative Loan Trust, Series 2005-61, Class 2A2, 3.204% (1-Month USD-LIBOR + 0.760%) due 12/25/35(a)	$1,909,734
708,914	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 2.764% (1-Month USD-LIBOR + 0.320%) due 2/25/34(a)	654,828
	Connecticut Avenue Securities Trust:
8,873,000	Series 2019-HRP1, Class B1, 11.694% (1-Month USD-LIBOR + 9.250%) due 11/25/39(a)(b)	8,763,571
6,734,000	Series 2019-R01, Class 2B1, 6.794% (1-Month USD-LIBOR + 4.350%) due 7/25/31(a)(b)	6,880,265
3,159,000	Series 2019-R02, Class 1B1, 6.594% (1-Month USD-LIBOR + 4.150%) due 8/25/31(a)(b)	3,117,459
6,060,000	Series 2019-R03, Class 1B1, 6.544% (1-Month USD-LIBOR + 4.100%) due 9/25/31(a)(b)	6,150,016
6,990,359	Series 2019-R04, Class 2B1, 7.694% (1-Month USD-LIBOR + 5.250%) due 6/25/39(a)(b)	7,173,851
3,239,658	Series 2019-R05, Class 1B1, 6.544% (1-Month USD-LIBOR + 4.100%) due 7/25/39(a)(b)	3,262,670
3,433,905	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 2.644% (1-Month USD-LIBOR + 0.200%) due 8/25/47(a)	3,188,413
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
476,250	Series 2015-C04, Class 1M2, 8.144% (1-Month USD-LIBOR + 5.700%) due 4/25/28(a)@	500,150
532,133	Series 2016-C01, Class 1B, 14.194% (1-Month USD-LIBOR + 11.750%) due 8/25/28(a)@	588,536
1,274,948	Series 2016-C01, Class 1M2, 9.194% (1-Month USD-LIBOR + 6.750%) due 8/25/28(a)@	1,358,086
1,321,202	Series 2016-C02, Class 1B, 14.694% (1-Month USD-LIBOR + 12.250%) due 9/25/28(a)@	1,483,910
3,946,537	Series 2016-C03, Class 2M2, 8.344% (1-Month USD-LIBOR + 5.900%) due 10/25/28(a)@	4,025,723
4,560,000	Series 2017-C01, Class 1B1, 8.194% (1-Month USD-LIBOR + 5.750%) due 7/25/29(a)@	4,988,448
10,734,000	Series 2017-C02, Class 2B1, 7.944% (1-Month USD-LIBOR + 5.500%) due 9/25/29(a)@	11,805,421
5,939,531	Series 2017-C02, Class 2M2C, 6.094% (1-Month USD-LIBOR + 3.650%) due 9/25/29(a)@	6,100,834
6,920,000	Series 2017-C03, Class 1B1, 7.294% (1-Month USD-LIBOR + 4.850%) due 10/25/29(a)@	7,304,874
4,357,483	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	109,443
6,845,000	Series 2018-C03, Class 1B1, 6.194% (1-Month USD-LIBOR + 3.750%) due 10/25/30(a)@	6,877,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$6,546,000	Series 2018-C05, Class 1B1, 6.694% (1-Month USD-LIBOR + 4.250%) due 1/25/31(a)@	$6,825,594
5,163,700	Series 2018-C06, Class 1B1, 6.194% (1-Month USD-LIBOR + 3.750%) due 3/25/31(a)@	5,122,155
4,970,000	Series 2018-C06, Class 2B1, 6.544% (1-Month USD-LIBOR + 4.100%) due 3/25/31(a)	4,962,339
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 4.016% (1-Month USD-LIBOR + 1.650%) due 8/19/34(a)	2,632,759
	FNMA Connecticut Avenue Securities:
486,857	Series 2016-C03, Class 1B, 14.194% (1-Month USD-LIBOR + 11.750%) due 10/25/28(a)@	538,887
1,262,293	Series 2016-C04, Class 1B, 12.694% (1-Month USD-LIBOR + 10.250%) due 1/25/29(a)@	1,355,781
3,998,819	Series 2016-C06, Class 1B, 11.694% (1-Month USD-LIBOR + 9.250%) due 4/25/29(a)@	4,172,935
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 7.694% (1-Month USD-LIBOR + 5.250%) due 1/25/50(a)(b)	5,008,220
5,000,000	Series 2020-DNA3, Class B2, 11.794% (1-Month USD-LIBOR + 9.350%) due 6/25/50(a)(b)	5,765,544
9,000,000	Series 2020-DNA4, Class B1, 8.444% (1-Month USD-LIBOR + 6.000%) due 8/25/50(a)(b)	9,455,116
720,000	Series 2020-DNA4, Class B2, 12.444% (1-Month USD-LIBOR + 10.000%) due 8/25/50(a)(b)	828,914
7,780,000	Series 2020-DNA5, Class B2, 13.683% (SOFR30A + 11.500%) due 10/25/50(a)(b)	9,325,085
5,600,000	Series 2020-DNA6, Class B2, 7.833% (SOFR30A + 5.650%) due 12/25/50(a)(b)	5,145,747
3,750,000	Series 2020-HQA3, Class B1, 8.194% (1-Month USD-LIBOR + 5.750%) due 7/25/50(a)(b)	3,860,380
1,280,000	Series 2020-HQA3, Class B2, 12.444% (1-Month USD-LIBOR + 10.000%) due 7/25/50(a)(b)	1,482,469
1,260,000	Series 2020-HQA4, Class B2, 11.844% (1-Month USD-LIBOR + 9.400%) due 9/25/50(a)(b)	1,409,743
3,060,000	Series 2021-DNA5, Class B2, 7.683% (SOFR30A + 5.500%) due 1/25/34(a)(b)	2,619,133
2,601,000	Series 2021-HQA1, Class B2, 7.183% (SOFR30A + 5.000%) due 8/25/33(a)(b)	2,136,867
2,990,000	Series 2021-HQA2, Class B2, 7.633% (SOFR30A + 5.450%) due 12/25/33(a)(b)	2,592,540
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	Freddie Mac STACR Trust:
$6,494,000	Series 2018-DNA2, Class B1, 6.144% (1-Month USD-LIBOR + 3.700%) due 12/25/30(a)(b)	$6,446,300
1,310,000	Series 2018-HQA2, Class B1, 6.694% (1-Month USD-LIBOR + 4.250%) due 10/25/48(a)(b)	1,351,441
5,500,000	Series 2018-HQA2, Class B2, 13.444% (1-Month USD-LIBOR + 11.000%) due 10/25/48(a)(b)	6,139,488
4,720,128	Series 2019-DNA1, Class B1, 7.094% (1-Month USD-LIBOR + 4.650%) due 1/25/49(a)(b)	4,885,908
5,000,000	Series 2019-DNA1, Class B2, 13.194% (1-Month USD-LIBOR + 10.750%) due 1/25/49(a)(b)	5,562,260
5,000,000	Series 2019-DNA2, Class B1, 6.794% (1-Month USD-LIBOR + 4.350%) due 3/25/49(a)(b)	5,115,946
5,000,000	Series 2019-DNA2, Class B2, 12.944% (1-Month USD-LIBOR + 10.500%) due 3/25/49(a)(b)	5,491,013
4,870,000	Series 2019-DNA3, Class B2, 10.594% (1-Month USD-LIBOR + 8.150%) due 7/25/49(a)(b)	5,035,444
4,588,000	Series 2019-DNA4, Class B2, 8.694% (1-Month USD-LIBOR + 6.250%) due 10/25/49(a)(b)	4,459,423
5,800,000	Series 2019-FTR1, Class B2, 10.794% (1-Month USD-LIBOR + 8.350%) due 1/25/48(a)(b)	6,015,965
4,920,000	Series 2019-FTR2, Class B2, 9.844% (1-Month USD-LIBOR + 7.400%) due 11/25/48(a)(b)	4,689,395
2,628,200	Series 2019-FTR3, Class B2, 7.059% (1-Month USD-LIBOR + 4.800%) due 9/25/47(a)(b)	2,236,769
4,349,000	Series 2019-FTR4, Class B2, 7.444% (1-Month USD-LIBOR + 5.000%) due 11/25/47(a)(b)	3,764,955
5,620,000	Series 2019-HQA1, Class B1, 6.844% (1-Month USD-LIBOR + 4.400%) due 2/25/49(a)(b)	5,634,061
4,030,000	Series 2019-HQA1, Class B2, 14.694% (1-Month USD-LIBOR + 12.250%) due 2/25/49(a)(b)	4,575,735
5,500,000	Series 2019-HQA2, Class B1, 6.544% (1-Month USD-LIBOR + 4.100%) due 4/25/49(a)(b)	5,563,793
5,000,000	Series 2019-HQA2, Class B2, 13.694% (1-Month USD-LIBOR + 11.250%) due 4/25/49(a)(b)	5,457,466
5,000,000	Series 2019-HRP1, Class B2, 11.944% (1-Month USD-LIBOR + 9.500%) due 2/25/49(a)(b)	5,198,009
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,864,093	Series 2015-DNA2, Class B, 9.994% (1-Month USD-LIBOR + 7.550%) due 12/25/27(a)	6,025,136
4,955,611	Series 2015-DNA3, Class B, 11.794% (1-Month USD-LIBOR + 9.350%) due 4/25/28(a)@	5,264,903
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,913,453	Series 2016-DNA1, Class B, 12.259% (1-Month USD-LIBOR + 10.000%) due 7/25/28(a)	$2,005,457
1,069,085	Series 2016-DNA4, Class B, 11.044% (1-Month USD-LIBOR + 8.600%) due 3/25/29(a)@	1,068,000
1,984,555	Series 2016-HQA3, Class B, 11.444% (1-Month USD-LIBOR + 9.000%) due 3/25/29(a)@	2,025,261
554,658	Series 2017-DNA2, Class B2, 13.694% (1-Month USD-LIBOR + 11.250%) due 10/25/29(a)	566,148
4,000,000	Series 2017-DNA3, Class B1, 6.894% (1-Month USD-LIBOR + 4.450%) due 3/25/30(a)	4,165,028
4,290,000	Series 2017-HQA3, Class B1, 6.894% (1-Month USD-LIBOR + 4.450%) due 4/25/30(a)@	4,417,523
2,130,000	Series 2020-HQA5, Class B2, 9.583% (SOFR30A + 7.400%) due 11/25/50(a)(b)	2,024,254
1,280,000	Series 2021-DNA2, Class B2, 8.183% (SOFR30A + 6.000%) due 8/25/33(a)(b)	1,161,116
	STACR Trust:
5,100,000	Series 2018-DNA3, Class B2, 10.194% (1-Month USD-LIBOR + 7.750%) due 9/25/48(a)(b)	5,224,237
5,500,000	Series 2018-HRP1, Class B1, 6.194% (1-Month USD-LIBOR + 3.750%) due 4/25/43(a)(b)	5,410,791
7,788,878	Series 2018-HRP1, Class B2, 14.194% (1-Month USD-LIBOR + 11.750%) due 5/25/43(a)(b)	8,455,985
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $303,379,528)	296,921,498
CORPORATE BONDS & NOTES – 10.6%
Communications – 1.7%
	Twitter Inc., Senior Unsecured Notes:
11,260,000	zero coupon, due 3/15/26	10,077,700
10,845,000	5.000% due 3/1/30(b)	10,219,731
	Total Communications	20,297,431
Consumer Cyclical – 5.6%
19,537,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	19,488,771
27,698,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)(d)	22,437,319
19,452,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	19,889,670
6,131,000	Kohl’s Corp., Senior Unsecured Notes, 3.375% due 5/1/31	4,380,373
	Total Consumer Cyclical	66,196,133
Consumer Non-cyclical – 1.9%
5,011,000	Curaleaf Holdings Inc., Senior Secured Notes, 8.000% due 12/15/26(b)	4,777,487
18,097,000	MoneyGram International Inc., Senior Secured Notes, 5.375% due 8/1/26(b)	17,761,780
	Total Consumer Non-cyclical	22,539,267
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – 1.4%
	Vistra Corp., Junior Subordinated Notes:
$16,873,000	7.000% (5-Year CMT Index + 5.740%)(a)(b)(e)	$15,565,680
1,755,000	8.000% (5-Year CMT Index + 6.930%)(a)(b)(e)	1,680,412
	Total Utilities	17,246,092
	TOTAL CORPORATE BONDS & NOTES (Cost – $134,391,853)	126,278,923
ASSET-BACKED SECURITIES – 9.1%
2,283,095	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 3.224% (1-Month USD-LIBOR + 0.780)% due 10/25/35(a)	2,244,076
	ABFC Trust:
3,312,411	Series 2003-OPT1, Class A3, 3.124% (1-Month USD-LIBOR + 0.680)% due 4/25/33(a)	3,068,567
1,469,200	Series 2005-WF1, Class M2, 3.044% (1-Month USD-LIBOR + 0.600)% due 10/25/34(a)	1,466,002
	Accredited Mortgage Loan Trust:
1,018,499	Series 2006-2, Class A4, 2.704% (1-Month USD-LIBOR + 0.260)% due 9/25/36(a)	997,852
2,430,000	Series 2006-2, Class M1, 2.714% (1-Month USD-LIBOR + 0.270)% due 9/25/36(a)	2,262,724
1,396,774	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 2.584% (1-Month USD-LIBOR + 0.140)% due 12/25/36(a)	1,365,167
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 4.090% (3-Month USD-LIBOR + 1.350)% due 1/17/28(a)(b)	2,979,131
410,000	Series 2013-1A, Class ER, 8.240% (3-Month USD-LIBOR + 5.500)% due 1/17/28(a)(b)	378,238
2,614,433	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 2.594% (1-Month USD-LIBOR + 0.150)% due 8/25/36(a)	2,483,354
2,356,889	CHEC Loan Trust, Series 2004-1, Class A3, 3.444% (1-Month USD-LIBOR + 1.000)% due 7/25/34(a)(b)	2,266,287
1,758,051	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 3.194% (1-Month USD-LIBOR + 0.750)% due 5/25/34(a)	1,728,094
	CWABS Asset-Backed Certificates Trust:
14,631,609	Series 2006-22, Class 1A, 2.584% (1-Month USD-LIBOR + 0.140)% due 6/25/35(a)	13,614,742
398,629	Series 2007-12, Class 2A3, 3.244% (1-Month USD-LIBOR + 0.800)% due 8/25/47(a)	395,731
1,052,226	Series 2007-2, Class 2A3, 2.584% (1-Month USD-LIBOR + 0.140)% due 8/25/37(a)	1,039,871
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,839,779	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 3.544% (1-Month USD-LIBOR + 1.100)% due 5/25/37(a)(b)	$1,782,754
2,852,223	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 3.512% (1-Month USD-LIBOR + 1.125)% due 9/25/33(a)	2,730,491
4,857,375	Fremont Home Loan Trust, Series 2003-A, Class M1, 3.419% (1-Month USD-LIBOR + 0.975)% due 8/25/33(a)	4,669,224
5,090,000	GSAMP Trust, Series 2005-WMC3, Class A2C, 3.104% (1-Month USD-LIBOR + 0.660)% due 12/25/35(a)	4,906,236
2,370,000	Home Equity Asset Trust, Series 2005-6, Class M5, 3.389% (1-Month USD-LIBOR + 0.945)% due 12/25/35(a)	2,199,435
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 4.438% (3-Month USD-LIBOR + 1.700)% due 7/19/30(a)(b)	2,916,455
2,331,609	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 3.029% (1-Month USD-LIBOR + 0.585)% due 1/25/36(a)	2,297,117
2,639,454	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 2.684% (1-Month USD-LIBOR + 0.240)% due 5/25/37(a)	2,610,994
2,745,652	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 3.344% (1-Month USD-LIBOR + 0.900)% due 10/25/34(a)	2,661,216
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 10.212% (3-Month USD-LIBOR + 7.700)% due 4/15/29(a)(b)	1,233,286
2,693,934	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 3.224% (1-Month USD-LIBOR + 0.780)% due 2/25/34(a)	2,650,403
	Merrill Lynch Mortgage Investors Trust:
652,142	Series 2005-FM1, Class M1, 3.164% (1-Month USD-LIBOR + 0.720)% due 5/25/36(a)	641,726
2,290,612	Series 2006-OPT1, Class A2C, 2.594% (1-Month USD-LIBOR + 0.150)% due 8/25/37(a)	2,137,708
2,027,746	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, 2.619% (1-Month USD-LIBOR + 0.175)% due 6/25/37(a)	1,972,743
1,581,339	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 2.764% (1-Month USD-LIBOR + 0.320)% due 5/25/36(a)	1,561,277
275,661	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 3.179% (1-Month USD-LIBOR + 0.735)% due 8/25/35(a)	274,611
564,687	Park Place Securities, Inc., Series 2005-WCW1, Class M2, 3.149% (1-Month USD-LIBOR + 0.705)% due 9/25/35(a)	573,161
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 3.764% (1-Month USD-LIBOR + 1.320)% due 1/25/36(a)	3,461,025
1,373,437	Series 2005-WCW2, Class M2, 3.239% (1-Month USD-LIBOR + 0.795)% due 7/25/35(a)	1,360,220
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$2,703,933	Ramp Trust, Series 2004-RS8, Class MII2, 4.169% (1-Month USD-LIBOR + 1.150)% due 8/25/34(a)	$2,599,307
2,504,948	Soundview Home Loan Trust, Series 2005-OPT3, Class M1, 3.149% (1-Month USD-LIBOR + 0.705)% due 11/25/35(a)	2,469,851
2,788,007	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 3.209% (1-Month USD-LIBOR + 0.765)% due 2/25/35(a)	2,677,605
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 7.579% (3-Month USD-LIBOR + 5.750)% due 6/15/31(a)(b)	311,196
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 3.449% (1-Month USD-LIBOR + 1.005)% due 11/25/35(a)	991,224
2,600,000	Series 2005-WF4, Class M8, 5.069% (1-Month USD-LIBOR + 2.625)% due 11/25/35(a)	2,476,220
7,826,348	Series 2006-BC6, Class A1, 2.604% (1-Month USD-LIBOR + 0.160)% due 1/25/37(a)	7,513,779
975,010	Series 2006-BC6, Class A4, 2.614% (1-Month USD-LIBOR + 0.170)% due 1/25/37(a)	962,735
1,503,895	Series 2006-GEL1, Class M2, 3.644% (1-Month USD-LIBOR + 1.200)% due 11/25/35(a)(b)	1,484,689
1,042,212	Series 2007-BC3, Class 2A3, 2.624% (1-Month USD-LIBOR + 0.180)% due 5/25/47(a)	1,013,545
	Terwin Mortgage Trust:
2,783,957	Series 2006-5, Class 1A2B, 2.864% (1-Month USD-LIBOR + 0.420)% due 7/25/37(a)(b)	2,743,448
2,465,000	Series 2006-7, Class 1A2C, 2.984% (1-Month USD-LIBOR + 0.540)% due 7/25/37(a)(b)	2,067,707
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 9.102% (3-Month USD-LIBOR + 6.590)% due 10/15/29(a)(b)	824,761
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 3.960% (3-Month USD-LIBOR + 1.250)% due 1/20/31(a)(b)	1,256,991
	TOTAL ASSET-BACKED SECURITIES (Cost – $109,240,387)	108,322,976
SENIOR LOAN(a) – 0.4%
4,760,356	Topgolf International Inc., 8.694% (1-Month USD-LIBOR + 0.625)% due 2/9/26 (Cost – $4,752,307)	4,688,950
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 23.8%
CONSUMER CYCLICAL – 2.8%
Entertainment – 2.2%
695,638	Golden Entertainment Inc.*(d)	$26,615,110
Leisure Time – 0.6%
343,650	Topgolf Callaway Brands Corp.*	7,604,975
	TOTAL CONSUMER CYCLICAL	34,220,085
CONSUMER NON-CYCLICAL – 7.6%
Biotechnology – 4.5%
36,493	Biohaven Pharmaceutical Holding Co., Ltd.*	5,450,230
989,292	Crinetics Pharmaceuticals Inc.*	18,677,833
222,780	DICE Therapeutics Inc.*(f)	3,497,646
547,629	Relay Therapeutics Inc.*	12,579,038
350,096	Xenon Pharmaceuticals Inc.*	13,587,226
	Total Biotechnology	53,791,973
Commercial Services – 2.4%
132,506	Triton International Ltd.	7,896,032
515,247	WillScot Mobile Mini Holdings Corp.*(f)	20,682,015
	Total Commercial Services	28,578,047
Food – 0.3%
127,131	Albertsons Cos., Inc., Class A Shares	3,497,374
Healthcare-Products – 0.1%
351,350	SomaLogic Inc.*(d)	1,292,968
Pharmaceuticals – 0.3%
41,014	Ascendis Pharma AS, ADR*(d)	3,673,624
	TOTAL CONSUMER NON-CYCLICAL	90,833,986
DIVERSIFIED – 6.7%
SPACs – 6.7%
366,528	Class Acceleration Corp., Class A Shares*(d)(g)@	3,613,966
565,129	Corazon Capital V838 Monoceros Corp., Class A Shares*(d)(g)	5,572,172
446,038	EQRX Inc.*(g)	2,181,126
1,113,750	First Light Acquisition Group Inc., Class A Shares*(d)(g)	11,137,500
70,340	First Light Acquisition Group Inc., Founder Shares, Private Placement*(g)(h)@	—
366,308	FTAC Zeus Acquisition Corp., Class A Shares*	3,615,460
937,446	Jack Creek Investment Corp., Class A Shares*(d)	9,290,090
587,255	Live Oak Mobility Acquisition Corp., Class A Shares*(d)	5,766,844
557,775	Logistics Innovation Technologies Corp., Class A Shares*(d)	5,438,306
1,474,215	Screaming Eagle Acquisition Corp., Class A Shares*	14,285,143
568,036	Senior Connect Acquisition Corp. I, Class A Shares*(d)	5,634,917
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
565,129	Tekkorp Digital Acquisition Corp., Class A Shares*(d)	$5,639,987
549,384	Tishman Speyer Innovation Corp. II, Class A Shares*(d)(g)	5,408,686
232,340	Z-Work Acquisition Corp., Class A Shares*	2,288,549
	Total SPACs	79,872,746
	TOTAL DIVERSIFIED	79,872,746
FINANCIAL – 4.2%
Banks – 2.8%
1,018,688	Blue Foundry Bancorp*(d)	11,582,483
678,155	HarborOne Bancorp Inc.(d)	9,250,034
1,106,672	Kearny Financial Corp.(d)	12,571,794
	Total Banks	33,404,311
Financial Services – 0.1%
439,830	SomaLogic Inc.*(g)	1,618,574
Savings & Loans – 1.3%
538,157	Berkshire Hills Bancorp Inc.(d)	15,181,409
	TOTAL FINANCIAL	50,204,294
INDUSTRIAL – 2.5%
Metal Fabricate/Hardware – 0.8%
1,192,003	Hillman Solutions Corp.*(d)	10,000,905
Transportation – 1.7%
471,495	Air Transport Services Group Inc.*(d)	14,206,145
100,169	XPO Logistics Inc.*(d)	5,250,859
	Total Transportation	19,457,004
	TOTAL INDUSTRIAL	29,457,909
	TOTAL COMMON STOCKS (Cost – $279,668,875)	284,589,020
OPEN-END FUNDS – 19.3%
17,500,116	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares(h)	200,201,322
2,514,033	Palm Valley Capital Fund(h)	29,992,408
	TOTAL OPEN-END FUNDS (Cost – $232,098,121)	230,193,730
PREFERRED STOCKS – 0.8%
COMMUNICATIONS – 0.6%
Telecommunications – 0.6%
	Telephone & Data Systems Inc.:
340,475	6.000%(d)(e)	6,727,786
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
77,001	6.625%(e)	$1,676,312
	Total Telecommunications	8,404,098
	TOTAL COMMUNICATIONS	8,404,098
CONSUMER CYCLICAL – 0.2%
Retail – 0.2%
44,334	Qurate Retail Inc., 8.000%	2,557,628
	TOTAL PREFERRED STOCKS (Cost – $14,783,022)	10,961,726
WARRANTS – 0.1%
DIVERSIFIED – 0.1%
SPACs – 0.1%
183,263	Class Acceleration Corp.*(g)@	10,080
179,620	Corazon Capital V838 Monoceros Corp.*(g)	17,962
39,205	Deep Lake Capital Acquisition Corp.*(g)	2,352
88,320	EQRX Inc.*(g)	81,254
556,875	First Light Acquisition Group Inc.*(g)	37,366
183,154	FTAC Zeus Acquisition Corp.*(g)	27,473
131,807	Inspirato Inc.*(g)	51,998
468,723	Jack Creek Investment Corp.*(g)	93,745
117,449	Live Oak Mobility Acquisition Corp.*(g)	34,060
185,925	Logistics Innovation Technologies Corp.*(g)	27,889
154,180	Longview Acquisition Corp. II*(g)	16,960
358,816	Pagaya Technologies Ltd.*(g)	179,408
491,405	Screaming Eagle Acquisition Corp.*(g)	132,679
232,452	Senior Connect Acquisition Corp. I*(g)	8,206
77,310	SomaLogic Inc.*(f)(g)	47,924
219,657	Tekkorp Digital Acquisition Corp.*(g)	17,331
109,876	Tishman Speyer Innovation Corp. II*(g)	16,492
23,299	X4 Pharmaceuticals Inc.*(g)(h)	2,330
244,085	ZeroFox Holdings Inc.*(g)	85,430
77,446	Z-Work Acquisition Corp.*(g)	4,647
	Total SPACs	895,586
	TOTAL DIVERSIFIED	895,586
	TOTAL WARRANTS (Cost – $3,736,750)	895,586
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Notional Amounts	Security	Value
PURCHASED SWAPTION – 0.9%
Interest Rate Swaption – 0.9%
$90,000,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call $2.25, expires 5/22/23, Counterparty: MSCS	$7,617,141
50,000,000	SOFR Index, Put $2.25, expires 3/6/23, Counterparty: GSC	3,227,191
	TOTAL PURCHASED SWAPTION (Cost – $2,769,500)	10,844,332
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,084,820,343)	1,073,696,741
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 9.0%
TIME DEPOSITS – 9.0%
$58,871,448	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.680% due 9/1/22	58,871,448
40,420,320	BNP Paribas – Paris, 1.680% due 9/1/22	40,420,320
7,645,683	JPMorgan Chase & Co. – New York, 1.680% due 9/1/22	7,645,683
	TOTAL TIME DEPOSITS (Cost – $106,937,451)	106,937,451
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
3,614,500	Federated Government Obligations Fund, Premier Class, 2.140%(i) (Cost – $3,614,500)	$3,614,500
	TOTAL INVESTMENTS – 99.1% (Cost – $1,195,372,294)	1,184,248,692
	Other Assets in Excess of Liabilities – 0.9%	10,396,919
	TOTAL NET ASSETS – 100.0%	$1,194,645,611

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2022.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $326,943,137 and represents 27.37% of net assets.

(c)
Interest only security.

(d)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2022, amounts to $30,427,610 and represents 2.55% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

(h)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(i)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 8.144% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	$2,461,077	$500,150	0.04%
Series 2016-C01, Class 1B, 14.194% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	236,453	588,536	0.05%
Series 2016-C01, Class 1M2, 9.194% (1-Month USD-LIBOR + 6.750%) due 8/25/28	4/14/2020	3,699,038	1,358,086	0.11%
Series 2016-C02, Class 1B, 14.694% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	1,483,910	0.12%
Series 2016-C03, Class 2M2, 8.344% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/17/2020	2,941,204	4,025,723	0.34%
Series 2017-C01, Class 1B1, 8.194% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	4,988,448	0.42%
Series 2017-C02, Class 2B1, 7.944% (1-Month USD-LIBOR + 5.500%) due 9/25/29	2/22/2022	7,278,633	11,805,421	0.99%
Series 2017-C02, Class 2M2C, 6.094% (1-Month USD-LIBOR + 3.650%) due 9/25/29	5/19/2020	867,500	6,100,834	0.51%
Series 2017-C03, Class 1B1, 7.294% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,304,874	0.61%
Series 2018-C03, Class 1B1, 6.194% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	6,877,848	0.58%
Series 2018-C05, Class 1B1, 6.694% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,825,594	0.57%
Series 2018-C06, Class 1B1, 6.194% (1-Month USD-LIBOR + 3.750%) due 3/25/31	6/29/2021	3,490,313	5,122,155	0.43%
FNMA Connecticut Avenue Securities:
Series 2016-C03, Class 1B, 14.194% (1-Month USD-LIBOR + 11.750%) due 10/25/28	4/27/2022	537,977	538,887	0.05%
Series 2016-C04, Class 1B, 12.694% (1-Month USD-LIBOR + 10.250%) due 1/25/29	4/13/2022	1,355,446	1,355,781	0.11%
Series 2016-C06, Class 1B, 11.694% (1-Month USD-LIBOR + 9.250%) due 4/25/29	3/11/2022	2,850,909	4,172,935	0.35%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class B, 11.794% (1-Month USD-LIBOR + 9.350%) due 4/25/28	10/29/2021	3,045,125	5,264,903	0.44%
Series 2016-DNA4, Class B, 11.044% (1-Month USD-LIBOR + 8.600%) due 3/25/29	3/11/2022	1,105,244	1,068,000	0.09%
Series 2016-HQA3, Class B, 11.444% (1-Month USD-LIBOR + 9.000%) due 3/25/29	1/27/2022	2,131,393	2,025,261	0.17%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security (continued)	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-HQA3, Class B1, 6.894% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,417,523	0.37%
Class Acceleration Corp.	1/15/2021	69,274	10,080	0.00%
Class Acceleration Corp., Class A Shares	1/15/2021	1,496,326	3,613,966	0.30%
First Light Acquisition Group Inc., Founder Shares, Private Placement	9/10/2021	306	—	0.00%*
			$79,448,915	6.65%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ABS
 —    Asset-Backed Security

ADR
 —    American Depositary Receipts

CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

ETF
 —    Exchange Traded Fund

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

REMIC
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

SPDR
 —    Standard & Poor’s Depository Receipts

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	25.1%
Common Stocks	24.0
Open-End Funds	19.4
Corporate Bonds & Notes	10.7
Asset-Backed Securities	9.2
Preferred Stocks	0.9
Senior Loan	0.4
Warrants	0.1
Purchased Swaptions	0.9
Short-Term Investments	9.0
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Schedule of Options Contracts Written
Swaption Contracts Written
Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
$90,000,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR	MSCS	5/22/23	$3.25	$(2,677,263)
50,000,000	SOFR Index	GSC	3/6/23	3.25	(852,043)
	TOTAL SWAPTION CONTRACTS WRITTEN (Premiums received – $120,000)				$(3,529,306)
OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation / (Depreciation)
USD	13,817,169	1/23/23	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$377,136
USD	6,485,327	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket	82,081
USD	5,681,878	8/30/23	GSC	1-Month	USD-Federal Funds-H.15	Cannae Holdings Inc.	(85,082)
							$374,135

*   GSCBGDEN Basket consists of a portfolio of:
Churchill Downs Inc.	21%
Boyd Gaming Corp.	19%
Penn National Gaming Inc.	17%
Red Rock Resorts Inc.	16%
Wynn Resorts Ltd.	15%
Caesars Entertainment Inc.	12%
100%
At August 31, 2022, Destinations Multi Strategy Alternatives Fund held the following OTC Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 8/31/22(2)	Notional Amounts(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	5.996%	USD10,000,000	$(197,563)	$405,000	$(602,563)
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.011%	USD100,000,000	499,201	1,440,000	(940,799)
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	2.947%	USD10,000,000	(575,828)	(905,000)	329,172
CDX.NA.IG.37	1.000%	12/20/26	3-Month	MSCS	4.233%	USD40,000,000	(4,862,200)	(2,360,000)	(2,502,200)
CDX.NA.IG.37	5.000%	12/20/26	3-Month	MSCS	3.730%	USD20,000,000	1,183,278	1,234,622	(51,344)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	4.233%	USD10,000,000	(1,215,550)	(735,000)	(480,550)
CDX.NA.IG.37	1.000%	12/20/26	3-Month	GSC	4.233%	USD10,000,000	(1,215,828)	(776,000)	(439,828)
							$(6,384,490)	$(1,696,378)	$(4,688,112)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —     Goldman Sachs & Co.

MSCS
 —     Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 8.4%
CORPORATE BOND & NOTE – 0.4%
Consumer Cyclical – 0.4%
$5,644,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a) (Proceeds – $5,322,632)	$4,853,840
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 7.9%
98,101	Global X US Infrastructure Development	2,508,442
157,346	iShares Russell 2000, Class Common Shares	28,872,991
25,291	iShares S&P Mid-Capital 400 Value	2,532,388
335,409	SPDR S&P Biotech*	28,073,733
523,157	SPDR S&P Regional Banking	32,744,397
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $125,515,584)	94,731,951
COMMON STOCK – 0.1%
COMMUNICATIONS – 0.1%
Internet – 0.1%
26,340	Twitter Inc.* (Proceeds – $1,167,636)	1,020,675
	TOTAL SECURITIES SOLD SHORT – 8.4% (Proceeds – $132,005,852)	$100,606,466

*
Non-income producing security.

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2022, amounts to $4,853,840 and represents 0.41% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.1%
BASIC MATERIALS – 2.0%
Chemicals – 1.5%
608	Albemarle Corp.	$162,920
1,359	Eastman Chemical Co.	123,669
2,745	Huntsman Corp.	76,915
2,342	Linde PLC	662,458
2,192	LyondellBasell Industries NV, Class A Shares	181,936
588	Nutrien Ltd.	53,961
442	Olin Corp.	24,160
1,524	RPM International Inc.	141,976
1,162	Sherwin-Williams Co.	269,700
	Total Chemicals	1,697,695
Forest Products & Paper – 0.1%
3,007	International Paper Co.	125,151
Iron/Steel – 0.1%
686	Steel Dynamics Inc.	55,374
1,732	Vale SA, ADR	21,511
	Total Iron/Steel	76,885
Mining – 0.3%
1,743	Barrick Gold Corp.	25,883
6,964	Freeport-McMoRan Inc.	206,134
651	Rio Tinto PLC, ADR	36,645
396	Southern Copper Corp.	18,640
	Total Mining	287,302
	TOTAL BASIC MATERIALS	2,187,033
COMMUNICATIONS – 13.2%
Internet – 9.5%
6,804	Alphabet Inc., Class A Shares*(a)	736,329
32,100	Alphabet Inc., Class C Shares*(a)	3,503,715
29,143	Amazon.com Inc.*(a)	3,694,458
171	Booking Holdings Inc.*	320,763
3,683	eBay Inc.	162,531
552	Lyft Inc., Class A Shares*	8,131
22	MercadoLibre Inc.*	18,818
7,739	Meta Platforms Inc., Class A Shares*(a)	1,260,915
1,432	Netflix Inc.*(a)	320,138
110	Palo Alto Networks Inc.*	61,249
117	Roku Inc., Class A Shares*	7,956
1,174	Shopify Inc., Class A Shares*	37,157
2,929	Twitter Inc.*	113,499
1,097	Uber Technologies Inc.*	31,550
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
895	VeriSign Inc.*	$163,087
	Total Internet	10,440,296
Media – 1.7%
11	Cable One Inc.	12,485
16,088	Comcast Corp., Class A Shares	582,225
316	FactSet Research Systems Inc.	136,935
2,862	Fox Corp., Class A Shares	97,823
490	Liberty Broadband Corp., Class C Shares*	49,833
385	New York Times Co., Class A Shares	11,739
2,361	Paramount Global, Class B Shares	55,224
11,752	Sirius XM Holdings Inc.	71,570
6,615	Walt Disney Co.*(a)	741,409
8,836	Warner Bros Discovery Inc.*	116,989
	Total Media	1,876,232
Telecommunications – 2.0%
27,511	AT&T Inc.	482,543
1,390	Ciena Corp.*	70,528
18,567	Cisco Systems Inc.(a)	830,316
3,474	Telefonaktiebolaget LM Ericsson, ADR	25,812
17,443	Verizon Communications Inc.(a)	729,292
4,915	Vodafone Group PLC, ADR	65,959
	Total Telecommunications	2,204,450
	TOTAL COMMUNICATIONS	14,520,978
CONSUMER CYCLICAL – 9.5%
Airlines – 0.2%
7,522	Delta Air Lines Inc.*	233,708
Apparel – 0.5%
491	Capri Holdings Ltd.*	23,165
114	Deckers Outdoor Corp.*	36,659
4,602	NIKE Inc., Class B Shares	489,883
524	Skechers USA Inc., Class A Shares*	19,807
	Total Apparel	569,514
Auto Manufacturers – 2.3%
17,242	Ford Motor Co.	262,768
8,385	Tesla Inc.*(a)	2,310,990
	Total Auto Manufacturers	2,573,758
Auto Parts & Equipment – 0.1%
246	Autoliv Inc.	19,136
974	Gentex Corp.	26,580
254	Goodyear Tire & Rubber Co.*	3,564
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
494	Lear Corp.	$68,488
172	Magna International Inc.	9,930
	Total Auto Parts & Equipment	127,698
Distribution/Wholesale – 0.3%
485	WW Grainger Inc.	269,146
Entertainment – 0.1%
444	DraftKings Inc., Class A Shares*	7,131
198	Light & Wonder Inc.*	9,747
243	Vail Resorts Inc.	54,597
	Total Entertainment	71,475
Food Service – 0.1%
3,436	Aramark	122,700
Home Builders – 0.3%
3,469	DR Horton Inc.	246,819
2,102	Toll Brothers Inc.	92,047
	Total Home Builders	338,866
Home Furnishings – 0.0%
764	Leggett & Platt Inc.	29,200
209	Sony Group Corp., ADR	16,584
	Total Home Furnishings	45,784
Leisure Time – 0.1%
204	Brunswick Corp.	15,241
4,498	Carnival Corp.*	42,551
1,589	Harley-Davidson Inc.	61,288
223	Planet Fitness Inc., Class A Shares*	15,108
52	Polaris Inc.	5,890
	Total Leisure Time	140,078
Lodging – 0.1%
1,943	Las Vegas Sands Corp.*	73,115
Retail – 5.4%
183	Burlington Stores Inc.*	25,655
1,745	Costco Wholesale Corp.	911,064
192	Dick’s Sporting Goods Inc.	20,423
994	Dollar Tree Inc.*	134,866
277	Five Below Inc.*	35,423
518	Foot Locker Inc.	19,083
3,713	Home Depot Inc.(a)	1,070,903
568	Kohl’s Corp.	16,143
2,983	Lowe’s Cos., Inc.	579,120
211	Lululemon Athletica Inc.*	63,292
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
2,979	McDonald’s Corp.	$751,542
328	O’Reilly Automotive Inc.*	228,655
1,235	Restaurant Brands International Inc.	72,865
4,598	Starbucks Corp.	386,554
2,287	Target Corp.	366,698
5,351	TJX Cos., Inc.	333,635
6,214	Walmart Inc.(a)	823,666
241	Williams-Sonoma Inc.	35,849
485	Yum China Holdings Inc.	24,303
	Total Retail	5,899,739
	TOTAL CONSUMER CYCLICAL	10,465,581
CONSUMER NON-CYCLICAL – 20.3%
Agriculture – 0.7%
3,288	British American Tobacco PLC, ADR	131,684
656	Bunge Ltd.	65,056
5,957	Philip Morris International Inc.	568,834
	Total Agriculture	765,574
Beverages – 1.5%
4,153	Brown-Forman Corp., Class B Shares	301,923
1,843	Constellation Brands Inc., Class A Shares	453,470
11,998	Keurig Dr Pepper Inc.	457,364
2,726	Molson Coors Beverage Co., Class B Shares	140,852
3,798	Monster Beverage Corp.*	337,376
	Total Beverages	1,690,985
Biotechnology – 1.3%
185	Alnylam Pharmaceuticals Inc.*	38,234
2,187	Amgen Inc.	525,536
930	Biogen Inc.*	181,703
435	BioMarin Pharmaceutical Inc.*	38,802
625	Illumina Inc.*	126,025
1,244	Moderna Inc.*	164,544
402	Regeneron Pharmaceuticals Inc.*	233,586
276	Seagen Inc.*	42,584
182	United Therapeutics Corp.*	41,245
	Total Biotechnology	1,392,259
Commercial Services – 1.8%
1,965	Automatic Data Processing Inc.	480,266
344	Block Inc., Class A Shares*	23,705
509	Booz Allen Hamilton Holding Corp., Class A Shares	48,711
1,204	CoStar Group Inc.*	83,847
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
1,171	Global Payments Inc.	$145,473
99	Herc Holdings Inc.	11,140
4,136	Nielsen Holdings PLC	115,146
4,124	PayPal Holdings Inc.*	385,347
1,497	S&P Global Inc.	527,213
1,633	TransUnion	120,630
	Total Commercial Services	1,941,478
Food – 1.3%
3,582	Campbell Soup Co.	180,461
6,470	Hormel Foods Corp.	325,312
1,512	JM Smucker Co.	211,665
5,060	Kellogg Co.	368,064
3,394	McCormick & Co., Inc.	285,334
737	US Foods Holding Corp.*	22,567
	Total Food	1,393,403
Healthcare-Products – 3.5%
7,531	Abbott Laboratories	773,057
1,428	Alcon Inc.	93,791
344	Align Technology Inc.*	83,833
2,313	Avantor Inc.*	57,617
3,087	Danaher Corp.	833,212
348	Exact Sciences Corp.*	12,371
190	Insulet Corp.*	48,539
1,594	Intuitive Surgical Inc.*	327,950
5,755	Medtronic PLC	505,980
1,497	Thermo Fisher Scientific Inc.	816,344
538	Waters Corp.*	160,647
1,555	Zimmer Biomet Holdings Inc.	165,328
155	ZimVie Inc.*	2,359
	Total Healthcare-Products	3,881,028
Healthcare-Services – 2.3%
333	Charles River Laboratories International Inc.*	68,348
1,141	Elevance Health Inc.	553,511
196	ICON PLC*	41,127
439	Molina Healthcare Inc.*	148,105
3,376	UnitedHealth Group Inc.(a)	1,753,258
	Total Healthcare-Services	2,564,349
Household Products/Wares – 1.3%
5,115	Church & Dwight Co., Inc.	428,177
1,571	Clorox Co.	226,758
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
5,247	Kimberly-Clark Corp.	$669,097
1,171	Spectrum Brands Holdings Inc.	73,761
	Total Household Products/Wares	1,397,793
Pharmaceuticals – 6.6%
6,433	AbbVie Inc.	864,981
1,231	AmerisourceBergen Corp., Class A Shares	180,415
1,633	AstraZeneca PLC, ADR	101,867
1,507	Becton Dickinson & Co.	380,397
1,424	Cigna Corp.	403,633
5,270	CVS Health Corp.	517,251
1,780	DexCom Inc.*	146,334
2,895	Eli Lilly & Co.	872,061
301	Embecta Corp.	9,608
2,230	Herbalife Nutrition Ltd.*	58,181
238	Jazz Pharmaceuticals PLC*	36,942
9,624	Johnson & Johnson(a)	1,552,736
753	McKesson Corp.	276,351
9,836	Merck & Co., Inc.	839,601
1,395	Novartis AG, ADR	112,325
355	Perrigo Co. PLC	13,284
19,834	Pfizer Inc.(a)	897,092
2,538	Teva Pharmaceutical Industries Ltd., ADR*	22,944
	Total Pharmaceuticals	7,286,003
	TOTAL CONSUMER NON-CYCLICAL	22,312,872
ENERGY – 4.6%
Energy-Alternate Sources – 0.1%
516	Enphase Energy Inc.*	147,803
Oil & Gas – 3.9%
1,669	Canadian Natural Resources Ltd.	91,478
3,832	Cenovus Energy Inc.	71,888
7,504	Chevron Corp.	1,186,082
808	Continental Resources Inc.	56,423
2,919	Devon Energy Corp.	206,140
3,330	EOG Resources Inc.	403,929
16,238	Exxon Mobil Corp.(a)	1,552,191
227	HF Sinclair Corp.	11,947
3,501	Occidental Petroleum Corp.	248,571
1,205	Ovintiv Inc.	64,034
2,669	Phillips 66	238,769
629	Range Resources Corp.*	20,669
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
2,703	Suncor Energy Inc.	$87,361
	Total Oil & Gas	4,239,482
Oil & Gas Services – 0.3%
1,770	NOV Inc.	31,276
8,509	Schlumberger NV	324,618
	Total Oil & Gas Services	355,894
Pipelines – 0.3%
778	Cheniere Energy Inc.	124,620
1,370	Enbridge Inc.	56,471
1,562	Targa Resources Corp.	106,575
951	TC Energy Corp.	45,838
	Total Pipelines	333,504
	TOTAL ENERGY	5,076,683
FINANCIAL – 15.1%
Banks – 4.6%
7,667	Banco Bradesco SA, ADR	27,831
28,349	Bank of America Corp.(a)	952,810
497	Bank of Montreal	45,843
404	Canadian Imperial Bank of Commerce	19,113
7,876	Citigroup Inc.	384,428
630	Cullen/Frost Bankers Inc.	81,875
1,227	East West Bancorp Inc.	88,553
3,018	First Horizon Corp.	68,267
1,696	Goldman Sachs Group Inc.	564,208
2,157	ICICI Bank Ltd., ADR	47,109
7,225	Itau Unibanco Holding SA, ADR	35,691
11,067	JPMorgan Chase & Co.(a)	1,258,650
1,435	M&T Bank Corp.	260,854
6,248	Morgan Stanley	532,455
15,263	Wells Fargo & Co.	667,146
	Total Banks	5,034,833
Diversified Financial Services – 3.3%
2,946	American Express Co.	447,792
940	Ameriprise Financial Inc.	251,929
6,145	Charles Schwab Corp.	435,988
28	Credit Acceptance Corp.*	14,898
322	Evercore Inc., Class A Shares	30,168
1,682	Jefferies Financial Group Inc.	53,975
3,070	Mastercard Inc., Class A Shares(a)	995,816
4,557	Nasdaq Inc.	271,278
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
5,786	Visa Inc., Class A Shares(a)	$1,149,736
536	XP Inc., Class A Shares*	10,313
	Total Diversified Financial Services	3,661,893
Equity Real Estate Investment Trusts (REITs) – 2.9%
4,374	American Homes 4 Rent, Class A Shares	155,539
9,925	Annaly Capital Management Inc.	64,016
1,912	AvalonBay Communities Inc.	384,140
1,388	Camden Property Trust	178,372
2,008	CubeSmart	92,468
2,433	Equity LifeStyle Properties Inc.	170,553
4,192	Equity Residential	306,771
813	Essex Property Trust Inc.	215,494
2,612	Healthcare Realty Trust Inc., Class A Shares	63,524
7,269	Invitation Homes Inc.	263,719
3,811	Medical Properties Trust Inc.	55,679
1,701	Mid-America Apartment Communities Inc.	281,805
148	Orion Office REIT Inc.	1,461
5,458	Realty Income Corp.	372,672
987	Sun Communities Inc.	151,712
6,749	VICI Properties Inc.	222,649
2,231	WP Carey Inc.	187,471
	Total Equity Real Estate Investment Trusts (REITs)	3,168,045
Insurance – 4.0%
7,007	Aflac Inc.	416,356
1,155	Aon PLC, Class A Shares	322,545
3,529	Arch Capital Group Ltd.*	161,346
2,071	Arthur J Gallagher & Co.	376,031
1,310	Assurant Inc.	207,622
7,239	Berkshire Hathaway Inc., Class B Shares*	2,032,711
2,817	Brown & Brown Inc.	177,584
2,124	Fidelity National Financial Inc.	83,048
5,545	Manulife Financial Corp.	95,873
116	Markel Corp.*	138,517
187	RenaissanceRe Holdings Ltd.	25,294
2,111	Unum Group	79,901
249	Voya Financial Inc.	15,321
4,296	WR Berkley Corp.	278,381
	Total Insurance	4,410,530
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Private Equity – 0.3%
1,041	Blackstone Inc.	$97,792
1,814	Brookfield Asset Management Inc., Class A Shares	87,272
1,435	KKR & Co., Inc.	72,554
	Total Private Equity	257,618
Real Estate – 0.0%
161	Jones Lang LaSalle Inc.*	27,853
Savings & Loans – 0.0%
2,951	New York Community Bancorp Inc.	28,890
	TOTAL FINANCIAL	16,589,662
INDUSTRIAL – 8.0%
Aerospace/Defense – 1.1%
2,449	Boeing Co.*	392,452
2,913	General Dynamics Corp.	666,873
1,165	HEICO Corp.	177,429
	Total Aerospace/Defense	1,236,754
Building Materials – 0.3%
315	Lennox International Inc.	75,638
249	Louisiana-Pacific Corp.	13,503
762	Martin Marietta Materials Inc.	264,955
	Total Building Materials	354,096
Electrical Components & Equipment – 0.4%
359	Acuity Brands Inc.	58,851
2,267	AMETEK Inc.	272,403
321	Generac Holdings Inc.*	70,752
	Total Electrical Components & Equipment	402,006
Electronics – 0.6%
6,396	Amphenol Corp., Class A Shares	470,298
931	Sensata Technologies Holding PLC	37,501
2,637	Trimble Inc.*	166,790
	Total Electronics	674,589
Engineering & Construction – 0.0%
694	AECOM	50,766
Environmental Control – 0.6%
2,941	Republic Services Inc., Class A Shares	419,740
1,634	Waste Connections Inc.	227,420
	Total Environmental Control	647,160
Hand/Machine Tools – 0.1%
880	Lincoln Electric Holdings Inc.	120,287
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Construction & Mining – 0.4%
1,347	BWX Technologies Inc.	$70,219
2,242	Caterpillar Inc.	414,120
	Total Machinery-Construction & Mining	484,339
Machinery-Diversified – 1.4%
227	AGCO Corp.	24,677
477	Cognex Corp.	20,086
1,077	Deere & Co.	393,374
1,733	Dover Corp.	216,556
220	Enovis Corp.*	11,143
220	ESAB Corp.	9,040
1,956	Graco Inc.	124,871
979	IDEX Corp.	196,985
530	Nordson Corp.	120,400
934	Rockwell Automation Inc.	221,302
1,686	Xylem Inc.	153,595
	Total Machinery-Diversified	1,492,029
Miscellaneous Manufacturers – 1.1%
4,084	3M Co.	507,845
330	Carlisle Cos., Inc.	97,568
5,084	General Electric Co.	373,369
2,842	Textron Inc.	177,284
	Total Miscellaneous Manufacturers	1,156,066
Packaging & Containers – 0.3%
617	Crown Holdings Inc.	55,894
906	Packaging Corp. of America	124,050
2,521	Sonoco Products Co.	158,873
	Total Packaging & Containers	338,817
Shipbuilding – 0.2%
903	Huntington Ingalls Industries Inc.	207,925
Transportation – 1.5%
530	Canadian National Railway Co.	63,022
1,121	Canadian Pacific Railway Ltd.	83,918
705	Old Dominion Freight Line Inc.	191,344
2,773	Union Pacific Corp.	622,566
3,534	United Parcel Service Inc., Class B Shares	687,398
283	XPO Logistics Inc.*	14,835
	Total Transportation	1,663,083
	TOTAL INDUSTRIAL	8,827,917
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 22.3%
Computers – 8.6%
2,454	Accenture PLC, Class A Shares	$707,881
51,122	Apple Inc.(a)	8,037,401
484	Check Point Software Technologies Ltd.*	58,196
1,338	Dell Technologies Inc., Class C Shares	51,232
234	EPAM Systems Inc.*	99,801
3,789	International Business Machines Corp.	486,697
138	Kyndryl Holdings Inc.*	1,438
	Total Computers	9,442,646
Semiconductors – 4.9%
6,328	Advanced Micro Devices Inc.*	537,057
3,920	Applied Materials Inc.	368,754
181	ASML Holding NV, Class NY Registered Shares, ADR	88,679
1,573	Broadcom Inc.(a)	785,100
285	Cirrus Logic Inc.*	21,857
90	Entegris Inc.	8,539
15,841	Intel Corp.	505,645
709	Lam Research Corp.	310,478
2,623	Marvell Technology Inc.	122,809
4,797	Micron Technology Inc.	271,174
8,927	NVIDIA Corp.(a)	1,347,441
1,421	NXP Semiconductors NV	233,868
2,501	ON Semiconductor Corp.*	171,994
4,133	QUALCOMM Inc.	546,672
158	Silicon Laboratories Inc.*	19,802
736	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61,346
	Total Semiconductors	5,401,215
Software – 8.8%
1,803	Adobe Inc.*(a)	673,312
266	Black Knight Inc.*	17,599
2,441	Fidelity National Information Services Inc.	223,034
1,205	Intuit Inc.	520,295
25,034	Microsoft Corp.(a)	6,545,640
6,025	Oracle Corp.	446,754
3,671	Salesforce Inc.*(a)	573,117
744	SAP SE, ADR	63,404
889	ServiceNow Inc.*	386,377
920	SS&C Technologies Holdings Inc.	51,299
231	Twilio Inc., Class A Shares*	16,073
346	Veeva Systems Inc., Class A Shares*	68,965
350	VMware Inc., Class A Shares	40,610
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
373	Workday Inc., Class A Shares*	$61,381
167	Zoom Video Communications Inc., Class A Shares*	13,427
	Total Software	9,701,287
	TOTAL TECHNOLOGY	24,545,148
UTILITIES – 3.1%
Electric – 2.9%
6,172	Alliant Energy Corp.	376,739
5,237	Ameren Corp.	485,051
6,849	American Electric Power Co., Inc.	686,270
4,461	Consolidated Edison Inc.	436,018
3,756	DTE Energy Co.	489,557
9,929	PPL Corp.	288,735
5,600	Xcel Energy Inc.	415,800
	Total Electric	3,178,170
Water – 0.2%
3,490	Essential Utilities Inc.	171,534
	TOTAL UTILITIES	3,349,704
	TOTAL COMMON STOCKS (Cost – $122,218,512)	107,875,578
Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS – 2.2%
Index Option – 2.2%
90	$35,595,000	S&P 500 Index Options, Put @ $3,575.00, expires 9/30/22	180,000
90	35,595,000	S&P 500 Index Options, Put @ $3,925.00, expires 10/31/22	1,197,450
90	35,595,000	S&P 500 Index Options, Put @ $3,775.00, expires 11/30/22	1,026,450
		TOTAL PURCHASED OPTIONS (Cost – $2,931,759)	2,403,900
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $125,150,271)	110,279,478
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSIT – 1.3%
$1,403,778	National Australia Bank – London, 1.680% due 9/1/22 (Cost – $1,403,778)	$1,403,778
	TOTAL INVESTMENTS – 101.6% (Cost – $126,554,049)	111,683,256
	Liabilities in Excess of Other Assets – (1.6)%	(1,777,452)
	TOTAL NET ASSETS – 100.0%	$109,905,804
See Notes to Financial Statements.

Schedules of Investments
August 31, 2022 (unaudited)
Destinations Shelter Fund (concluded)

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	22.0%
Consumer Non-cyclical	20.0
Financial	14.8
Communications	13.0
Consumer Cyclical	9.4
Industrial	7.9
Energy	4.5
Utilities	3.0
Basic Materials	2.0
Purchased Options	2.1
Short-Term Investments	1.3
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Index Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
90	$35,595,000	S&P 500 Index Options	MSC	9/30/22	$3,025.00	$(22,050)
46	18,193,000	S&P 500 Index Options	MSC	9/30/22	3,975.00	(444,360)
90	35,595,000	S&P 500 Index Options	MSC	10/31/22	3,300.00	(160,650)
45	17,797,500	S&P 500 Index Options	MSC	10/31/22	4,350.00	(67,500)
90	35,595,000	S&P 500 Index Options	MSC	11/30/22	3,175.00	(216,900)
45	17,797,500	S&P 500 Index Options	MSC	11/30/22	4,170.00	(386,775)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $1,847,898)				$(1,298,235)
Counterparty Abbreviations used in this schedule:
MSC
 —    Morgan Stanley

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2022 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$4,509,883,967	$1,184,325,453	$2,182,003,008	$519,288,871	$2,047,676,199
Foreign currency, at value(3)	475	—	1,708,967	38,960	—
Cash	141,008	45,037	80,097	37,320	101,610
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	2,925,113	3,778,864	1,915,258	26,028	82,975,559
Dividends and interest receivable	5,323,484	954,329	5,743,493	1,948,009	11,148,744
Receivable for Fund shares sold	1,092,906	281,994	515,194	169,272	1,068,046
Receivable for expense reimbursement	—	—	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	18,466
Unrealized appreciation on swap contracts (Note 4)	—	—	—	—	—
Upfront premiums paid on swap contracts	—	—	—	—	—
Deposits with counterparty(4)	139,000	—	—	—	—
Cash held at Broker	—	—	—	—	—
Prepaid expenses	163,638	73,930	54,089	30,691	32,930
Prepaid Chief Compliance Officer expense	7,956	1,274	2,270	2,022	3,320
Pre-paid organizational fees	—	—	—	—	—
Other assets	—	—	—	—	—
Total Assets	4,519,677,547	1,189,460,881	2,192,022,376	521,541,173	2,143,024,874
LIABILITIES:
Payable for collateral received from securities on loan	27,118,026	37,045,021	19,760,541	3,896,069	—
Payable for Fund shares repurchased	5,618,876	1,467,455	2,757,757	286,696	1,415,314
Payable for securities purchased	6,455,804	2,536,219	3,930,910	45,074	177,516,982
Investment management fee payable	2,475,681	908,661	1,728,390	321,998	984,487
Transfer agent fees payable	692,121	171,972	336,126	60,441	295,507
Custody fee payable	219,697	60,234	294,855	19,466	145,901
Trustees’ fees payable	—	—	—	1,074	—
Registration fees payable	—	—	—	—	—
Shareholder services	—	955	58,100	26,118	50,342
Variation margin on open future contracts (Note 4)	21,747	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	8,465
Unrealized depreciation on swap contracts (Note 4)	—	—	—	—	—
Forward sale commitments(5) (Note 5)	—	—	—	—	3,776,205
Securities sold short(5) (Note 5)	—	—	—	—	—
Due to custodian(3)	—	—	—	—	—
Options contracts written, at value(6) (Note 4)	—	—	—	5,500	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Foreign capital gains tax payable	—	—	2,948,052	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	—
Accrued expenses	133,579	34,978	77,263	12,662	52,050
Other liabilities	—	—	—	—	—
Total Liabilities	42,735,531	42,225,495	31,891,994	4,675,098	184,245,253
Total Net Assets	$4,476,942,016	$1,147,235,386	$2,160,130,382	$516,866,075	$1,958,779,621
NET ASSETS:
Par value	$357,324	$99,459	$194,567	$46,445	$225,910
Paid-in capital in excess of par value	3,783,111,693	1,067,135,940	2,176,304,448	485,503,765	2,275,648,080
Total distributable earnings (losses)	693,472,999	79,999,987	(16,368,633)	31,315,865	(317,094,369)
Total Net Assets	$4,476,942,016	$1,147,235,386	$2,160,130,382	$516,866,075	$1,958,779,621
Total Net Assets Class I	$4,069,633,391	$1,042,549,559	$1,964,220,325	$474,323,845	$1,793,299,112
Total Net Assets Class Z	$407,308,625	$104,685,827	$195,910,057	$42,542,230	$165,480,509
Shares Outstanding Class I	316,429,654	87,669,918	174,500,832	42,502,866	207,301,627
Shares Outstanding Class Z	40,894,661	11,788,616	20,066,134	3,941,986	18,608,611
Net Asset Value Class I	$12.86	$11.89	$11.26	$11.16	$8.65
Net Asset Value Class Z	$9.96	$8.88	$9.76	$10.79	$8.89
(1) Investments, at cost	$3,974,948,865	$1,096,019,878	$2,136,590,603	$501,782,783	$2,288,233,401
(2) Includes securities on loan	$25,772,240	$36,908,160	$18,134,437	$3,651,323	$—
(3) Foreign currency, at cost	$484	$—	$1,745,864	$39,497	$—
(4) Related to futures contracts	$139,000	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$3,836,822
(6) Premiums received	$—	$—	$—	$4,447	$—
(7) Related to swap contracts	$—	$—	$—	$—	$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2022 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
ASSETS:
Investments, at value(1),(2)	$588,317,136	$706,801,283	$823,233,581	$1,184,248,692	$111,683,256
Foreign currency, at value(3)	—	—	—	—	—
Cash	—	—	100,457	1,289,370	—
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	13,127,906	1,638,757	2,222,694	4,868,485	615,165
Dividends and interest receivable	4,756,728	10,460,729	8,532,965	3,153,315	181,912
Receivable for Fund shares sold	1,230,126	700,341	1,154,809	772,748	12,082
Receivable for expense reimbursement	10,846	—	8,468	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	1,367,553	553,113	—	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	788,389	—
Upfront premiums paid on swap contracts	—	—	—	3,079,622	—
Deposits with counterparty(4)	—	2,255,000	—	7,273,778(7)	—
Cash held at Broker	—	12,513,197	—	111,080,019	—
Prepaid expenses	61,994	68,812	31,359	56,869	88,724
Prepaid Chief Compliance Officer expense	1,639	1,386	1,511	2,576	454
Pre-paid organizational fees	—	—	—	—	38,278
Other assets	—	8,469	—	—	—
Total Assets	608,873,928	735,001,087	835,285,844	1,316,613,863	112,619,871
LIABILITIES:
Payable for collateral received from securities on loan	19,991,270	1,260,890	—	3,614,500	—
Payable for Fund shares repurchased	381,382	487,404	444,547	838,488	1,544
Payable for securities purchased	30,812,044	10,294,464	—	2,289,436	1,014,020
Investment management fee payable	336,474	455,621	388,845	931,411	72,188
Transfer agent fees payable	78,421	97,322	114,083	170,375	26,691
Custody fee payable	38,516	58,832	83,073	71,088	7,457
Trustees’ fees payable	—	—	—	—	—
Registration fees payable	—	—	—	—	—
Shareholder services	—	—	57,350	—	170
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	4,776,000	—
Unrealized depreciation on unfunded loan commitments	—	26,624	—	—	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	5,102,366	—
Forward sale commitments(5) (Note 5)	—	—	—	—	—
Securities sold short(5) (Note 5)	—	5,725,262	—	100,606,466	—
Due to custodian(3)	650,044	659,225	—	—	289,420
Options contracts written, at value(6) (Note 4)	—	427,271	—	3,529,306	1,298,235
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Foreign capital gains tax payable	—	—	—	—	—
Investment interest payable on securities sold short	—	37,636	—	18,813	—
Accrued Chief Compliance Officer expense	—	—	—	—	—
Accrued expenses	12,417	12,566	25,026	20,003	4,342
Other liabilities	—	7,981	—	—	—
Total Liabilities	52,300,568	19,551,098	1,112,924	121,968,252	2,714,067
Total Net Assets	$556,573,360	$715,449,989	$834,172,920	$1,194,645,611	$109,905,804
NET ASSETS:
Par value	$59,753	$77,110	$86,974	$121,294	$12,382
Paid-in capital in excess of par value	586,550,996	779,391,609	875,867,357	1,216,034,085	122,866,616
Total distributable earnings (losses)	(30,037,389)	(64,018,730)	(41,781,411)	(21,509,768)	(12,973,194)
Total Net Assets	$556,573,360	$715,449,989	$834,172,920	$1,194,645,611	$109,905,804
Total Net Assets Class I	$513,242,732	$657,525,867	$791,669,605	$1,098,616,787	$107,969,160
Total Net Assets Class Z	$43,330,628	$57,924,122	$42,503,315	$96,028,824	$1,936,644
Shares Outstanding Class I	55,194,189	70,972,063	82,554,714	111,314,924	12,161,330
Shares Outstanding Class Z	4,558,432	6,137,536	4,418,952	9,979,152	220,893
Net Asset Value Class I	$9.30	$9.26	$9.59	$9.87	$8.88
Net Asset Value Class Z	$9.51	$9.44	$9.62	$9.62	$8.77
(1) Investments, at cost	$621,213,849	$757,525,195	$849,995,626	$1,195,372,294	$126,554,049
(2) Includes securities on loan	$19,525,240	$1,226,517	$—	$3,595,522	$—
(3) Foreign currency, at cost	$(3)	$(4)	$—	$—	$—
(4) Related to futures contracts	$—	$2,255,000	$—	$—	$—
(5) Proceeds received	$—	$5,982,380	$—	$132,005,852	$—
(6) Premiums received	$—	$466,108	$—	$120,000	$1,847,898
(7) Related to swap contracts	$—	$—	$—	$7,273,778	$—
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2022 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$27,163,332	$9,113,844	$38,773,703	$11,847,535	$—
Interest	295,517	143,403	208,475	75,815	29,455,946
Income from securities lending	52,140	409,133	245,812	14,884	—
Less: Foreign taxes withheld (Note 5)	(222,330)	(17,327)	(3,603,962)	(416,617)	—
Total Investment Income	27,288,659	9,649,053	35,624,028	11,521,617	29,455,946
EXPENSES:
Investment management fee (Note 7)	18,091,613	5,427,963	12,011,597	2,106,872	6,697,386
Transfer agent fees	3,375,928	844,859	1,679,762	371,595	1,448,347
Custody fees	583,927	209,565	787,100	95,051	430,485
Trustees’ fees	109,518	25,948	66,921	11,696	45,336
Insurance	51,710	13,719	26,127	5,064	53,889
Audit and tax	72,193	18,148	48,965	5,739	29,362
Legal expense	92,280	23,728	49,111	9,226	37,120
Chief Compliance Officer expense	52,547	13,662	27,560	4,459	22,159
Organizational expense	—	—	—	—	—
Shareholder reports fees	42	52	52	55	52
Shareholder services	75,632	40,667	79,629	37,155	63,959
Registration fees	94,699	29,539	67,186	20,596	47,392
Broker fees on securities sold short	—	—	—	—	—
Miscellaneous expense	101,332	26,770	58,439	11,524	47,462
Interest and dividend expense	—	—	—	—	—
Total Expenses	22,701,421	6,674,620	14,902,449	2,679,032	8,922,949
Less: Fee waivers and/or expense reimbursement (Note 7)	(3,379,417)	(33,351)	(1,053,003)	(267,318)	(744,251)
Net Expenses	19,322,004	6,641,269	13,849,446	2,411,714	8,178,698
Net Investment Income (Loss)	$7,966,655	$3,007,784	$21,774,582	$9,109,903	$21,277,248
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED
LOAN COMMITMENTS, OPTIONS CONTRACTS
WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS,
FORWARD FOREIGN CURRENCY CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(36,577,245)	$(42,642,229)	$(70,348,904)*	$13,490,119	$(56,795,553)
Futures contracts	(454,332)	—	—	—	3,321,477
Forward sale commitments	—	—	—	—	140,031
Options contracts written	—	—	26,376	(23,494)	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	12,033	—	—
Foreign currency transactions	(7,852)	—	(1,752,118)	(68,086)	—
Realized Gain (Loss)	(37,039,429)	(42,642,229)	(72,062,613)	13,398,539	(53,334,045)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(544,789,428)	(70,243,892)	(343,042,283)**	(51,862,451)	(147,626,528)
Futures contracts	239,328	—	—	—	906,890
Unfunded loan commitments	—	—	—	—	(7,649)
Options contracts written	—	—	(11,428)	(1,053)	—
Forward sale commitments	—	—	—	—	83,206
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Foreign currency transactions	(193)	—	(248,896)	(51,147)	—
Change in Net Unrealized Appreciation (Depreciation):	(544,550,293)	(70,243,892)	(343,302,607)	(51,914,651)	(146,644,081)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(581,589,722)	(112,886,121)	(415,365,220)	(38,516,112)	(199,978,126)
Total Increase (Decrease) in Net Assets from Operations	$(573,623,067)	$(109,878,337)	$(393,590,638)	$(29,406,209)	$(178,700,878)

*
Includes foreign capital gains tax of  $(2,121,614) for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $(1,804,326) for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2022 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$255,218	$888,434	$—	$2,685,343	$912,913
Interest	13,425,682	19,140,846	9,066,430	17,873,961	2,861
Income from securities lending	21,951	28,057	—	73,765	—
Less: Foreign taxes withheld (Note 5)	(3,095)	—	—	—	(4,938)
Total Investment Income	13,699,756	20,057,337	9,066,430	20,633,069	910,836
EXPENSES:
Investment management fee (Note 7)	2,027,803	3,153,605	3,079,926	8,381,138	501,444
Transfer agent fees	408,015	524,873	643,399	878,568	88,078
Custody fees	127,903	162,710	227,795	204,107	53,139
Trustees’ fees	10,496	14,944	17,910	24,269	2,367
Insurance	5,738	8,131	11,811	13,072	1,402
Audit and tax	6,020	9,603	12,995	15,298	358
Legal expense	8,920	13,500	16,643	34,195	5,339
Chief Compliance Officer expense	5,443	7,748	9,364	12,703	925
Organizational expense	—	—	—	—	123,518
Shareholder reports fees	52	52	—	52	—
Shareholder services	26,972	34,442	27,763	42,291	690
Registration fees	22,200	31,029	23,429	29,732	44,385
Broker fees on securities sold short	—	—	—	185,454	—
Miscellaneous expense	16,457	50,649	19,288	20,291	2,003
Interest and dividend expense	—	161,715	—	933,777	—
Total Expenses	2,666,019	4,173,001	4,090,323	10,774,947	823,648
Less: Fee waivers and/or expense reimbursement (Note 7)	(10,846)	(401,104)	(716,226)	(2,745,255)	(64,508)
Net Expenses	2,655,173	3,771,897	3,374,097	8,029,692	759,140
Net Investment Income (Loss)	$11,044,583	$16,285,440	$5,692,333	$12,603,377	$151,696
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(4,994,200)	$(10,358,902)	$(6,333,156)	$(46,769,338)	$(1,938,670)
Futures contracts	—	—	—	—	—
Forward sale commitments	—	—	—	—	—
Options contracts written	—	454,047	—	534,620	4,124,368
Securities sold short	—	516,818	—	15,613,931	—
Swap contracts	—	—	—	4,538,857	—
Forward foreign currency contracts	5,278,622	3,542,454	—	—	—
Foreign currency transactions	53,671	(7,888)	—	—	—
Realized Gain (Loss)	338,093	(5,853,471)	(6,333,156)	(26,081,930)	2,185,698
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(23,329,726)	(33,321,746)	(35,824,046)	(17,105,637)	(11,057,961)
Futures contracts	—	—	—	—	—
Unfunded loan commitments	—	(25,958)	—	—	—
Options contracts written	—	81,949	—	(2,742,289)	13,851
Forward sale commitments	—	—	—	—	—
Securities sold short	—	(906,043)	—	1,648,825	—
Swap contracts	—	—	—	(3,273,207)	—
Forward foreign currency contracts	414,227	(136,627)	—	—	—
Foreign currency transactions	(2,324)	(1,605)	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	(22,917,823)	(34,310,030)	(35,824,046)	(21,472,308)	(11,044,110)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(22,579,730)	(40,163,501)	(42,157,202)	(47,554,238)	(8,858,412)
Total Increase (Decrease) in Net Assets from Operations	$(11,535,147)	$(23,878,061)	$(36,464,869)	$(34,950,861)	$(8,706,716)
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2022 and Year Ended February 28, 2022 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022
OPERATIONS:
Net investment income (loss)	$7,966,655	$11,620,129	$3,007,784	$(558,182)	$21,774,582	$1,575,903
Net realized gain (loss)	(37,039,429)	785,422,794	(42,642,229)	186,101,171	(72,062,613)	132,714,079
Change in unrealized appreciation (depreciation)	(544,550,293)	(449,781,252)	(70,243,892)	(166,512,626)	(343,302,607)	(375,625,895)
Increase (Decrease) in Net Assets From Operations	(573,623,067)	347,261,671	(109,878,337)	19,030,363	(393,590,638)	(241,335,913)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	—	(742,888,992)	—	(278,308,203)	—	(106,963,772)
Class Z	—	(91,165,797)	—	(34,347,234)	—	(12,287,268)
Decrease in Net Assets From Distributions to Shareholders	—	(834,054,789)	—	(312,655,437)	—	(119,251,040)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	234,676,883	1,103,438,865	62,677,364	297,005,363	118,259,750	718,986,973
Class Z	41,901,979	307,509,210	11,124,952	78,783,437	20,937,112	172,083,487
Reinvestment of distributions:
Class I	—	737,636,369	—	276,576,197	—	106,257,235
Class Z	—	89,090,035	—	33,532,848	—	11,989,392
Cost of shares repurchased:
Class I	(427,520,833)	(1,096,768,348)	(118,253,073)	(284,468,165)	(215,392,595)	(371,411,313)
Class Z	(87,567,113)	(97,620,389)	(21,823,680)	(25,683,964)	(41,853,929)	(38,215,141)
Increase (Decrease) in Net Assets From Fund Share Transactions	(238,509,084)	1,043,285,742	(66,274,437)	375,745,716	(118,049,662)	599,690,633
Increase (Decrease) in Net Assets	(812,132,151)	556,492,624	(176,152,774)	82,120,642	(511,640,300)	239,103,680
NET ASSETS:
Beginning of period	5,289,074,167	4,732,581,543	1,323,388,160	1,241,267,518	2,671,770,682	2,432,667,002
End of period	$4,476,942,016	$5,289,074,167	$1,147,235,386	$1,323,388,160	$2,160,130,382	$2,671,770,682
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund		Destinations Low Duration Fixed Income Fund
	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022
OPERATIONS:
Net investment income (loss)	$9,109,903	$13,152,605	$21,277,248	$26,538,817	$11,044,583	$16,525,724
Net realized gain (loss)	13,398,539	34,372,130	(53,334,045)	(22,183,981)	338,093	7,771,454
Change in unrealized appreciation (depreciation)	(51,914,651)	29,774,968	(146,644,081)	(66,588,249)	(22,917,823)	(6,361,966)
Increase (Decrease) in Net Assets From Operations	(29,406,209)	77,299,703	(178,700,878)	(62,233,413)	(11,535,147)	17,935,212
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(5,616,444)	(12,120,599)	(19,598,530)	(82,331,867)	(10,571,546)	(19,463,239)
Class Z	(541,103)	(1,173,794)	(1,921,448)	(7,562,843)	(926,454)	(1,563,200)
Decrease in Net Assets From Distributions to Shareholders	(6,157,547)	(13,294,393)	(21,519,978)	(89,894,710)	(11,498,000)	(21,026,439)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	77,722,278	105,617,365	126,134,890	391,752,962	43,468,835	194,152,137
Class Z	9,593,947	22,657,044	19,290,670	126,031,585	5,724,556	33,535,547
Reinvestment of distributions:
Class I	5,575,975	12,040,971	19,455,812	81,742,945	10,495,951	19,330,200
Class Z	513,404	1,091,506	1,877,345	7,322,356	903,113	1,506,794
Cost of shares repurchased:
Class I	(45,723,354)	(82,484,563)	(171,743,649)	(411,407,304)	(58,305,838)	(90,072,075)
Class Z	(9,046,771)	(7,803,737)	(40,036,183)	(39,644,563)	(10,690,766)	(7,547,679)
Increase (Decrease) in Net Assets From Fund Share Transactions	38,635,479	51,118,586	(45,021,115)	155,797,981	(8,404,149)	150,904,924
Increase (Decrease) in Net Assets	3,071,723	115,123,896	(245,241,971)	3,669,858	(31,437,296)	147,813,697
NET ASSETS:
Beginning of period	513,794,352	398,670,456	2,204,021,592	2,200,351,734	588,010,656	440,196,959
End of period	$516,866,075	$513,794,352	$1,958,779,621	$2,204,021,592	$556,573,360	$588,010,656
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2022 and Year Ended February 28, 2022 (unaudited) (concluded)

	Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022
OPERATIONS:
Net investment income (loss)	$16,285,440	$24,986,754	$5,692,333	$9,235,548
Net realized gain (loss)	(5,853,471)	10,869,882	(6,333,156)	196,462
Change in unrealized appreciation (depreciation)	(34,310,030)	(24,199,241)	(35,824,046)	(24,430,854)
Increase (Decrease) in Net Assets From Operations	(23,878,061)	11,657,395	(36,464,869)	(14,998,844)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(13,736,255)	(30,081,087)	(6,805,504)	(13,428,406)
Class Z	(1,246,985)	(2,508,298)	(393,868)	(678,567)
Decrease in Net Assets From Distributions to Shareholders	(14,983,240)	(32,589,385)	(7,199,372)	(14,106,973)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	52,945,540	131,429,645	45,091,708	153,593,332
Class Z	6,955,768	38,991,349	7,691,782	33,049,295
Reinvestment of distributions:
Class I	13,632,986	29,867,741	6,743,479	13,320,546
Class Z	1,208,659	2,404,353	378,179	641,326
Cost of shares repurchased:
Class I	(72,740,612)	(160,548,450)	(105,484,533)	(136,501,200)
Class Z	(13,212,386)	(13,570,620)	(8,793,933)	(12,605,433)
Increase (Decrease) in Net Assets From Fund Share Transactions	(11,210,045)	28,574,018	(54,373,318)	51,497,866
Increase (Decrease) in Net Assets	(50,071,346)	7,642,028	(98,037,559)	22,392,049
NET ASSETS:
Beginning of period	765,521,335	757,879,307	932,210,479	909,818,430
End of period	$715,449,989	$765,521,335	$834,172,920	$932,210,479
	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	August 31, 2022	February 28, 2022	August 31, 2022	February 28, 2022
OPERATIONS:
Net investment income (loss)	$12,603,377	$11,681,808	$151,696	$54,973
Net realized gain (loss)	(26,081,930)	36,908,753	2,185,698	(906,204)
Change in unrealized appreciation (depreciation)	(21,472,308)	(34,695,432)	(11,044,110)	(3,277,020)
Increase (Decrease) in Net Assets From Operations	(34,950,861)	13,895,129	(8,706,716)	(4,128,251)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(7,143,863)	(53,140,787)	(92,253)	(42,023)
Class Z	(706,391)	(4,807,807)	(2,915)	(1,036)
Decrease in Net Assets From Distributions to Shareholders	(7,850,254)	(57,948,594)	(95,168)	(43,059)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	69,180,061	248,568,216	4,720,176	131,089,495
Class Z	11,257,764	65,274,948	163,062	2,259,436
Reinvestment of distributions:
Class I	7,091,927	52,757,833	92,252	42,023
Class Z	689,860	4,653,976	2,914	1,036
Cost of shares repurchased:
Class I	(103,016,175)	(198,834,909)	(11,403,627)	(3,841,704)
Class Z	(20,878,991)	(17,735,424)	(203,438)	(42,627)
Increase (Decrease) in Net Assets From Fund Share Transactions	(35,675,554)	154,684,640	(6,628,661)	129,507,659
Increase (Decrease) in Net Assets	(78,476,669)	110,631,175	(15,430,545)	125,336,349
NET ASSETS:
Beginning of period	1,273,122,280	1,162,491,105	125,336,349	—
End of period	$1,194,645,611	$1,273,122,280	$109,905,804	$125,336,349
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$14.44	$15.84	$11.88	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.04	0.07	0.10	0.11	0.10
Net realized and unrealized gain (loss)	(1.60)	1.33	4.19	0.40	0.18	1.69
Total Income (Loss) from Operations	(1.58)	1.37	4.26	0.50	0.29	1.79
Less Distributions From:
Net investment income	—	(0.10)	(0.01)	(0.10)	(0.10)	(0.08)
Net realized gain	—	(2.67)	(0.29)	(0.13)	(0.29)	—
Total Distributions	—	(2.77)	(0.30)	(0.23)	(0.39)	(0.08)
Net Asset Value, End of Period	$12.86	$14.44	$15.84	$11.88	$11.61	$11.71
Total Return(3)	(10.94)%(4)	7.48%	35.94%	4.18%	2.73%	17.89%(4)
Net Assets, End of Period (millions)	$4,070	$4,783	$4,450	$3,651	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.95%	0.95%	0.95%	0.97%	0.98%(5)
Net expenses(6)	0.81%(5)	0.80%	0.82%	0.82%	0.85%	0.85%(5)
Net investment income(6)	0.32%(5)	0.21%	0.56%	0.84%	0.91%	0.97%(5)
Portfolio Turnover Rate(7)	33%(4)	83%	48%	49%	28%	52%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$11.18	$12.81	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.05	0.08	0.10	0.07
Net realized and unrealized gain (loss)	(1.24)	1.12	3.40	0.34	(0.21)
Total Income (Loss) from Operations	(1.22)	1.17	3.48	0.44	(0.14)
Less Distributions From:
Net investment income	—	(0.13)	(0.03)	(0.12)	(0.11)
Net realized gain	—	(2.67)	(0.29)	(0.13)	(0.29)
Total Distributions	—	(2.80)	(0.32)	(0.25)	(0.40)
Net Asset Value, End of Period	$9.96	$11.18	$12.81	$9.65	$9.46
Total Return(3)	(10.91)%(4)	7.65%	36.16%	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$407	$506	$283	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.80%(5)	0.80%	0.80%	0.80%	0.82%(5)
Net expenses(6)	0.66%(5)	0.65%	0.67%	0.67%	0.70%(5)
Net investment income(6)	0.47%(5)	0.36%	0.70%	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	33%(4)	83%	48%	49%	28%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$12.97	$16.43	$10.92	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income (loss)(2)	0.03	(0.01)	0.01	0.06	0.06	0.04
Net realized and unrealized gain (loss)	(1.11)	0.55	5.80	0.04	0.84	1.04
Total Income (Loss) from Operations	(1.08)	0.54	5.81	0.10	0.90	1.08
Less Distributions From:
Net investment income	—	—	(0.00)*	(0.06)	(0.05)	(0.04)
Net realized gain	—	(4.00)	(0.30)	(0.43)	(0.52)	(0.06)
Total Distributions	—	(4.00)	(0.30)	(0.49)	(0.57)	(0.10)
Net Asset Value, End of Period	$11.89	$12.97	$16.43	$10.92	$11.31	$10.98
Total Return(3)	(8.33)%(4)	1.66%	53.65%	0.52%	9.02%	10.83%(4)
Net Assets, End of Period (millions)	$1,043	$1,198	$1,167	$890	$962	$701
Ratios to Average Net Assets:
Gross expenses	1.12%(5)	1.11%	1.11%	1.11%	1.12%	1.14%(5)
Net expenses(6)	1.11%(5)	1.10%	1.11%	1.08%	1.03%	1.03%(5)
Net investment income(6)	0.48%(5)	(0.05)%	0.09%	0.54%	0.53%	0.41%(5)
Portfolio Turnover Rate(7)	64%(4)	111%	145%	110%	85%	112%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.68	$13.17	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.01	0.02	0.06	0.04
Net realized and unrealized gain (loss)	(0.83)	0.50	4.67	0.05	(0.25)
Total Income (Loss) from Operations	(0.80)	0.51	4.69	0.11	(0.21)
Less Distributions From:
Net investment income	—	—	(0.02)	(0.08)	(0.07)
Net realized gain	—	(4.00)	(0.30)	(0.43)	(0.52)
Total Distributions	—	(4.00)	(0.32)	(0.51)	(0.59)
Net Asset Value, End of Period	$8.88	$9.68	$13.17	$8.80	$9.20
Total Return(3)	(8.26)%(4)	1.86%	53.85%	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$104	$126	$74	$46	$19
Ratios to Average Net Assets:
Gross expenses	0.97%(5)	0.96%	0.96%	0.97%	0.97%(5)
Net expenses(6)	0.96%(5)	0.95%	0.96%	0.94%	0.88%(5)
Net investment income(6)	0.63%(5)	0.10%	0.22%	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	64%(4)	111%	145%	110%	85%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$13.24	$15.11	$11.30	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.11	0.01	0.00*	0.09	0.09	0.07
Net realized and unrealized gain (loss)	(2.09)	(1.22)	3.81	0.44	(0.77)	1.70
Total Income (Loss) from Operations	(1.98)	(1.21)	3.81	0.53	(0.68)	1.77
Less Distributions From:
Net investment income	—	(0.03)	(0.00)*	(0.09)	(0.12)	(0.07)
Net realized gain	—	(0.63)	—	—	(0.03)	(0.01)
Total Distributions	—	(0.66)	—	(0.09)	(0.15)	(0.08)
Net Asset Value, End of Period	$11.26	$13.24	$15.11	$11.30	$10.86	$11.69
Total Return(3)	(14.95)%(4)	(8.36)%	33.76%	4.83%	(5.71)%	17.70%(4)
Net Assets, End of Period (millions)	$1,964	$2,419	$2,288	$1,884	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses	1.25%(5)	1.24%	1.24%	1.25%	1.28%	1.30%(5)
Net expenses(6)	1.17%(5)	1.20%	1.23%	1.17%	1.18%	1.15%(5)
Net investment income(6)	1.80%(5)	0.05%	0.02%	0.77%	0.83%	0.69%(5)
Portfolio Turnover Rate(7)	30%(4)	48%	38%	27%	32%	50%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$11.48	$13.18	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.10	0.02	0.02	0.06	0.02
Net realized and unrealized gain (loss)	(1.82)	(1.05)	3.32	0.43	(0.38)
Total Income (Loss) from Operations	(1.72)	(1.03)	3.34	0.49	(0.36)
Less Distributions From:
Net investment income	—	(0.04)	(0.02)	(0.11)	(0.13)
Net realized gain	—	(0.63)	—	—	(0.03)
Total Distributions	—	(0.67)	(0.02)	(0.11)	(0.16)
Net Asset Value, End of Period	$9.76	$11.48	$13.18	$9.86	$9.48
Total Return(3)	(14.98)%(4)	(8.16)%	33.91%	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$196	$253	$145	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.10%(5)	1.09%	1.09%	1.10%	1.13%(5)
Net expenses(6)	1.02%(5)	1.05%	1.08%	1.02%	1.03%(5)
Net investment income(6)	1.95%(5)	0.13%	0.14%	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	30%(4)	48%	38%	27%	32%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$11.91	$10.26	$9.74	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.20	0.34	0.34	0.35	0.32	0.31
Net realized and unrealized gain (loss)	(0.82)	1.65	0.63	(0.40)	0.39	0.12
Total Income (Loss) from Operations	(0.62)	1.99	0.97	(0.05)	0.71	0.43
Less Distributions From:
Net investment income	(0.13)	(0.34)	(0.31)	(0.32)	(0.29)	(0.26)
Net realized gain	—	—	(0.14)	(0.09)	(0.36)	(0.03)
Total Distributions	(0.13)	(0.34)	(0.45)	(0.41)	(0.65)	(0.29)
Net Asset Value, End of Period	$11.16	$11.91	$10.26	$9.74	$10.20	$10.14
Total Return(3)	(5.21)%(4)	19.68%	10.37%	(0.78)%	7.52%	4.34%(4)
Net Assets, End of Period (millions)	$474	$469	$375	$441	$391	$320
Ratios to Average Net Assets:
Gross expenses	1.03%(5)	1.04%	1.03%	1.03%	1.04%	1.05%(5)
Net expenses(6)	0.93%(5)	0.92%	0.92%	0.88%	0.87%	0.93%(5)
Net investment income(6)	3.45%(5)	2.94%	3.60%	3.31%	3.13%	3.18%(5)
Portfolio Turnover Rate(7)	27%(4)	58%	54%	43%	74%	57%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$11.52	$9.94	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.20	0.35	0.34	0.36	0.20
Net realized and unrealized gain (loss)	(0.79)	1.59	0.62	(0.38)	0.21
Total Income (Loss) from Operations	(0.59)	1.94	0.96	(0.02)	0.41
Less Distributions From:
Net investment income	(0.14)	(0.36)	(0.32)	(0.34)	(0.16)
Net realized gain	—	—	(0.14)	(0.09)	(0.36)
Total Distributions	(0.14)	(0.36)	(0.46)	(0.43)	(0.52)
Net Asset Value, End of Period	$10.79	$11.52	$9.94	$9.44	$9.89
Total Return(3)	(5.16)%(4)	19.71%	10.63%	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	43	$44	$24	$21	$10
Ratios to Average Net Assets:
Gross expenses	0.88%(5)	0.89%	0.88%	0.88%	0.89%(5)
Net expenses(6)	0.78%(5)	0.77%	0.77%	0.74%	0.72%(5)
Net investment income(6)	3.60%(5)	3.09%	3.72%	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	27%(4)	58%	54%	43%	74%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.52	$10.19	$10.42	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.09	0.12	0.20	0.28	0.28	0.21
Net realized and unrealized gain (loss)	(0.87)	(0.38)	(0.20)	0.59	(0.01)	(0.17)
Total Income (Loss) from Operations	(0.78)	(0.26)	—	0.87	0.27	0.04
Less Distributions From:
Net investment income	(0.09)	(0.13)	(0.20)	(0.28)	(0.27)	(0.19)
Net realized gain	—	(0.28)	(0.03)	—	—	(0.02)
Total Distributions	(0.09)	(0.41)	(0.23)	(0.28)	(0.27)	(0.21)
Net Asset Value, End of Period	$8.65	$9.52	$10.19	$10.42	$9.83	$9.83
Total Return(3)	(8.17)%(4)	(2.72)%	0.05%	8.97%	2.77%	0.34%(4)
Net Assets, End of Period (millions)	$1,793	$2,002	$2,079	$1,896	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses	0.88%(5)	0.87%	0.87%	0.88%	0.89%	0.90%(5)
Net expenses(6)	0.81%(5)	0.79%	0.78%	0.80%	0.81%	0.82%(5)
Net investment income(6)	2.05%(5)	1.18%	1.91%	2.80%	2.85%	2.22%(5)
Portfolio Turnover Rate(7)	97%(4)	240%	204%	43%	64%	170%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.79	$10.46	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.10	0.14	0.22	0.30	0.20
Net realized and unrealized gain (loss)	(0.90)	(0.39)	(0.21)	0.61	0.03
Total Income (Loss) from Operations	(0.80)	(0.25)	0.01	0.91	0.23
Less Distributions From:
Net investment income	(0.10)	(0.14)	(0.21)	(0.30)	(0.15)
Net realized gain	—	(0.28)	(0.03)	—	—
Total Distributions	(0.10)	(0.42)	(0.24)	(0.30)	(0.15)
Net Asset Value, End of Period	$8.89	$9.79	$10.46	$10.69	$10.08
Total Return(3)	(8.18)%(4)	(2.50)%	0.17%	9.11%	2.29(4)
Net Assets, End of Period (millions)	$166	$202	$121	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.73%(5)	0.72%	0.72%	0.73%	0.74%(5)
Net expenses(6)	0.66%(5)	0.64%	0.63%	0.65%	0.66%(5)
Net investment income(6)	2.20%(5)	1.36%	2.05%	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	97%(4)	240%	204%	43%	64%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.68	$9.73	$9.75	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.18	0.30	0.34	0.33	0.35	0.27
Net realized and unrealized gain (loss)	(0.37)	0.03	(0.02)	(0.08)	(0.08)	(0.12)
Total Income (Loss) from Operations	(0.19)	0.33	0.32	0.25	0.27	0.15
Less Distributions From:
Net investment income	(0.19)	(0.37)	(0.34)	(0.34)	(0.33)	(0.25)
Net realized gain	—	(0.01)	—	—	—	—
Total Distributions	(0.19)	(0.38)	(0.34)	(0.34)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.30	$9.68	$9.73	$9.75	$9.84	$9.90
Total Return(3)	(1.96)%(4)	3.40%	3.43%	2.59%	2.79%	1.52%(4)
Net Assets, End of Period (millions)	$513	$539	$418	$320	$386	$178
Ratios to Average Net Assets:
Gross expenses	0.94%(5)	0.93%	0.95%	0.96%	0.97%	1.00%(5)
Net expenses(6)	0.93%(5)	0.93%	0.95%	0.94%	0.93%	0.94%(5)
Net investment income(6)	3.82%(5)	3.09%	3.63%	3.30%	3.51%	2.84%(5)
Portfolio Turnover Rate(7)	43%(4)	107%	168%	138%	120%	32%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.89	$9.93	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.19	0.33	0.36	0.34	0.22
Net realized and unrealized gain (loss)	(0.37)	0.02	(0.02)	(0.07)	(0.03)
Total Income (Loss) from Operations	(0.18)	0.35	0.34	0.27	0.19
Less Distributions From:
Net investment income	(0.20)	(0.38)	(0.35)	(0.36)	(0.16)
Net realized gain	—	(0.01)	—	—	—
Total Distributions	(0.20)	(0.39)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$9.51	$9.89	$9.93	$9.94	$10.03
Total Return(3)	(1.85)%(4)	3.56%	3.60%	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$44	$49	$22	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.79%(5)	0.78%	0.80%	0.82%	0.82%(5)
Net expenses(6)	0.78%(5)	0.78%	0.80%	0.80%	0.78%(5)
Net investment income(6)	3.97%(5)	3.28%	3.78%	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	43%(4)	107%	168%	138%	120%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.76	$10.02	$9.83	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.21	0.32	0.40	0.39	0.38	0.37
Net realized and unrealized gain (loss)	(0.51)	(0.17)	0.19	0.02	(0.18)	(0.02)
Total Income (Loss) from Operations	(0.30)	0.15	0.59	0.41	0.20	0.35
Less Distributions From:
Net investment income	(0.19)	(0.41)	(0.40)	(0.40)	(0.37)	(0.35)
Net realized gain	—	—	—	—	—	(0.01)
Total Distributions	(0.19)	(0.41)	(0.40)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Period	$9.27	$9.76	$10.02	$9.83	$9.82	$9.99
Total Return(3)	(3.16)%(4)	1.49%	6.28%	4.18%	2.20%	3.34%(4)
Net Assets, End of Period (millions)	$657	$699	$718	$733	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.14%(5)	1.19%	1.13%	1.11%	1.09%	1.10%(5)
Net expenses(6)(7)	1.03%(5)	1.08%	1.02%	1.00%	0.98%	0.99%(5)
Net investment income(7)	4.37%(5)	3.17%	4.17%	3.92%	3.90%	3.88%(5)
Portfolio Turnover Rate(8)	24%(4)	90%	164%	84%	79%	64%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.04%, 0.09%, 0.05%, 0.03%, 0.00% and 0.00% (annualized) for the period ended August 31, 2022, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.94	$10.19	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.22	0.34	0.42	0.41	0.26
Net realized and unrealized gain (loss)	(0.51)	(0.17)	0.19	0.01	(0.08)
Total Income (Loss) from Operations	(0.29)	0.17	0.61	0.42	0.18
Less Distributions From:
Net investment income	(0.20)	(0.42)	(0.41)	(0.41)	(0.20)
Total Distributions	(0.20)	(0.42)	(0.41)	(0.41)	(0.20)
Net Asset Value, End of Period	$9.45	$9.94	$10.19	$9.99	$9.98
Total Return(3)	(3.03)%(4)	1.67%	6.43%	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$58	$66	$40	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.99%(5)	1.04%	0.98%	0.96%	0.94%(5)
Net expenses(6)(7)	0.88%(5)	0.93%	0.87%	0.85%	0.83%(5)
Net investment income(7)	4.52%(5)	3.30%	4.31%	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	24%(4)	90%	164%	84%	79%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.04%, 0.09%, 0.05%, 0.03% and 0.00%
(annualized) for the period ended August 31, 2022, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.07	$10.38	$10.61	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.06	0.10	0.13	0.16	0.17	0.08
Net realized and unrealized gain (loss)	(0.46)	(0.26)	(0.13)	0.58	0.15	(0.09)
Total Income (Loss) from Operations	(0.40)	(0.16)	—	0.74	0.32	(0.01)
Less Distributions From:
Net investment income	(0.08)	(0.13)	(0.16)	(0.20)	(0.14)	(0.05)
Net realized gain	—	(0.02)	(0.07)	(0.04)	—	(0.01)
Total Distributions	(0.08)	(0.15)	(0.23)	(0.24)	(0.14)	(0.06)
Net Asset Value, End of Period	$9.59	$10.07	$10.38	$10.61	$10.11	$9.93
Total Return(3)	(3.97)%(4)	(1.53)%	0.00%	7.38%	3.30%	(0.14)%(4)
Net Assets, End of Period (millions)	$792	$887	$884	$878	$862	$230
Ratios to Average Net Assets:
Gross expenses	0.94%(5)	0.93%	0.93%	0.95%	0.95%	0.97%(5)
Net expenses(6)	0.77%(5)	0.76%	0.77%	0.80%	0.80%	0.80%(5)
Net investment income(6)	1.29%(5)	0.97%	1.26%	1.56%	1.71%	0.79%(5)
Portfolio Turnover Rate(7)	22%(4)	41%	38%	38%	84%	69%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.10	$10.40	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.07	0.12	0.15	0.18	0.13
Net realized and unrealized gain (loss)	(0.46)	(0.25)	(0.14)	0.57	0.11
Total Income (Loss) from Operations	(0.39)	(0.13)	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.09)	(0.15)	(0.18)	(0.21)	(0.10)
Net realized gain	—	(0.02)	(0.07)	(0.04)	—
Total Distributions	(0.09)	(0.17)	(0.25)	(0.25)	(0.10)
Net Asset Value, End of Period	$9.62	$10.10	$10.40	$10.64	$10.14
Total Return(3)	(3.89)%(4)	(1.29)%	0.05%	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$42	$45	$26	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.79%(5)	0.78%	0.78%	0.80%	0.80%(5)
Net expenses(6)	0.62%(5)	0.61%	0.62%	0.65%	0.65%(5)
Net investment income(6)	1.44%(5)	1.14%	1.40%	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	22%(4)	41%	38%	38%	84%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2022(1)	2022	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.22	$10.57	$9.67	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.10	0.10	0.14	0.37	0.40	0.27
Net realized and unrealized gain (loss)	(0.39)	0.03	0.91	(0.02)	(0.32)	0.13
Total Income (Loss) from Operations	(0.29)	0.13	1.05	0.35	0.08	0.40
Less Distributions From:
Net investment income	(0.06)	(0.22)	(0.15)	(0.41)	(0.35)	(0.20)
Net realized gain	—	(0.26)	—	(0.03)	(0.17)	—
Total Distributions	(0.06)	(0.48)	(0.15)	(0.44)	(0.52)	(0.20)
Net Asset Value, End of Period	$9.87	$10.22	$10.57	$9.67	$9.76	$10.20
Total Return(3)	(2.80)%(4)	1.25%	11.09%	3.76%	1.10%	3.94%(4)
Net Assets, End of Period (millions)	$1,099	$1,165	$1,102	$888	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.75%(5)	1.75%	1.79%	1.73%	1.71%	1.73%(5)
Net expenses(6)(7)	1.31%(5)	1.31%	1.40%	1.34%	1.23%	1.25%(5)
Net investment income(7)	2.01%(5)	0.93%	1.40%	3.86%	4.01%	2.82%(5)
Portfolio Turnover Rate(8)	30%(4)	90%	150%	119%	109%	111%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent 0.15%, 0.19%, 0.22%, 0.16%, 0.12% and 0.12% (annualized) for the period ended August 31, 2022, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2022(1)	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.96	$10.32	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.11	0.11	0.14	0.35	0.31
Net realized and unrealized gain (loss)	(0.38)	0.03	0.91	—	(0.35)
Total Income (Loss) from Operations	(0.27)	0.14	1.05	0.35	(0.04)
Less Distributions From:
Net investment income	(0.07)	(0.24)	(0.17)	(0.42)	(0.25)
Net realized gain	—	(0.26)	—	(0.03)	(0.17)
Total Distributions	(0.07)	(0.50)	(0.17)	(0.45)	(0.42)
Net Asset Value, End of Period	$9.62	$9.96	$10.32	$9.44	$9.54
Total Return(3)	(2.72)%(4)	1.31%	11.29%	3.87%	(0.21)(4)
Net Assets, End of Period (millions)	$96	$108	$60	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.60%(5)	1.60%	1.64%	1.59%	1.56%(5)
Net expenses(6)(7)	1.16%(5)	1.16%	1.25%	1.20%	1.08%(5)
Net investment income(7)	2.16%(5)	1.10%	1.52%	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	30%(4)	90%	150%	119%	109%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.15%, 0.19%, 0.22%, 0.16% and 0.20% (annualized) for the period ended August 31, 2022, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	Class I
	2022(1)	2022(1)
Net asset value, Beginning of Period	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.01	0.01
Net realized and unrealized gain (loss)	(0.68)	(0.44)
Total Income (Loss) from Operations	(0.67)	(0.43)
Less Distributions From:
Net investment income	(0.01)	(0.01)
Total Distributions	(0.01)	(0.01)
Net Asset Value, End of Period	$8.88	$9.56
Total Return(3)	(7.04)%(4)	(4.33)(4)
Net Assets, End of Period (millions)	$108	$123
Ratios to Average Net Assets:
Gross expenses	1.40%(5)	1.40%(5)
Net expenses(6)	1.29%(5)	1.27%(5)
Net investment income(6)	0.25%(5)	0.27%(5)
Portfolio Turnover Rate(7)	3%(4)	2%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from Class inception (October 27, 2021) through the period ended February 28, 2022 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	Class Z
	2022(1)	2022(1)
Net asset value, Beginning of Period	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.01
Net realized and unrealized gain (loss)	(0.68)	(0.56)
Total Income (Loss) from Operations	(0.66)	(0.55)
Less Distributions From:
Net investment income	(0.01)	(0.01)
Total Distributions	(0.01)	(0.01)
Net Asset Value, End of Period	$8.77	$9.44
Total Return(3)	(6.96)%(4)	(5.51)(4)
Net Assets, End of Period (millions)	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.25%(5)	1.22%(5)
Net expenses(6)	1.14%(5)	1.04%(5)
Net investment income(6)	0.40%(5)	0.30%(5)
Portfolio Turnover Rate(7)	3%(4)	2%(4)

(1)
Figures are for the period ended August 31, 2022 (unaudited), and for the period from Class inception (December 2, 2021) through the period ended February 28, 2022 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2022 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (commenced operations on October 27, 2021) (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$58,127,882	$58,127,882	$—	$—
Communications	682,684,209	682,684,209	—	—
Consumer Cyclical	396,850,235	396,850,235	—	—
Consumer Non-cyclical	1,160,868,927	1,160,868,927	—	—
Energy	224,042,852	224,042,852	—	—
Financial	733,171,894	732,012,127	—	1,159,767
Industrial	337,746,841	337,746,841	—	—
Technology	695,795,147	690,592,888	—	5,202,259
Utilities	85,132,505	85,132,505	—	—
Preferred Stocks	11,973,891	—	—	11,973,891
Short-Term Investments:
Time Deposits	$96,371,558	$—	$96,371,558	$—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Money Market Fund	$27,118,026	$27,118,026	$—	$—
Total Investments, at value	$4,509,883,967	$4,395,176,492	$96,371,558	$18,335,917
Other Financial Instruments – Assets
Futures Contract	$29,693	$—	$—	$—
Total Other Financial Instruments – Assets	$29,693	$—	$—	$—
Other Financial Instruments – Liabilities
Futures Contract	$(6,599)	$—	$—	$—
Total Other Financial Instruments – Liabilities	$(6,599)	$—	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,099,937,821	$1,099,937,821	$—	$—
Exchange Traded Funds (ETFs)	11,224,068	11,224,068	—	—
Warrant	36,152	36,152	—	—
Short-Term Investments:
Time Deposits	36,082,391	—	36,082,391	—
Money Market Fund	37,045,021	37,045,021	—	—
Total Investments, at value	$1,184,325,453	$1,148,243,062	$36,082,391	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$16,646,674	$2,105,110	$14,541,564	$—
Bermuda	1,672,263	—	1,672,263	—
Brazil	30,036,486	5,897,372	24,139,114	—
Canada	83,359,210	12,474,199	70,885,011	—
China	133,952,959	37,581,830	96,371,129	—
Cyprus	2	—	—	2
Denmark	16,560,964	—	16,560,964	—
Finland	4,941,153	—	4,941,153	—
France	170,751,493	—	170,751,493	—
Germany	131,681,686	—	131,681,686	—
Greece	2,106,085	—	2,106,085	—
Hong Kong	80,228,552	—	80,228,552	—
India	162,786,669	8,947,347	153,839,322	—
Indonesia	32,358,716	—	32,358,716	—
Ireland	25,247,541	5,526,845	19,720,696	—
Israel	7,298,960	1,481,215	5,817,745	—
Italy	17,744,926	1,741,435	16,003,491	—
Japan	296,639,113	—	296,639,113	—
Jersey, Channel Islands	7,321,642	—	7,321,642	—
Luxembourg	2,645,019	1,329,473	1,315,546	—
Malaysia	1,564,960	—	1,564,960	—
Mexico	23,536,010	—	23,536,010	—
Netherlands	77,771,583	—	77,771,583	—
Norway	18,851,694	—	18,851,694	—
Peru	3,457,861	3,457,861	—	—
Philippines	5,379,426	—	5,379,426	—
Poland	4,973,095	—	4,973,095	—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Portugal	$8,535,637	$—	$8,535,637	$—
Russia	52,928	—	—	52,928
Singapore	35,794,235	2,170,000	33,624,235	—
South Africa	14,003,729	1,128,045	12,875,684	—
South Korea	51,763,726	1,740,802	50,022,924	—
Spain	10,674,025	—	10,674,025	—
Sweden	53,320,870	667,371	52,653,499	—
Switzerland	130,858,361	—	130,858,361	—
Taiwan	62,383,788	28,802,676	33,581,112	—
Thailand	3,519,979	—	3,519,979	—
United Arab Emirates	2,847,727	—	2,847,727	—
United Kingdom	251,716,368	17,509,346	234,203,425	3,597
United States	55,011,143	54,403,569	—	607,574
Uruguay	6,796,691	6,796,691	—	—
Exchange Traded Fund (ETF)	29,911,644	29,911,644	—	—
Warrants	62,370	62,370	—	—
Preferred Stocks	30,558	—	—	30,558
Short-Term Investments:
Time Deposits	$71,447,946	$—	$71,447,946	$—
U.S. Government Agency	13,996,000	—	13,996,000	—
Money Market Fund	19,760,541	19,760,541	—	—
Total Investments, at value	$2,182,003,008	$243,495,742	$1,937,812,607	$694,659
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$19,187,771	$13,257,739	$5,930,032	$—
Communications	39,416,541	24,066,428	15,350,113	—
Consumer Cyclical	29,866,710	24,986,870	4,879,840	—
Consumer Non-cyclical	133,013,774	108,318,293	24,695,481	—
Energy	53,839,996	31,220,825	22,619,171	—
Financial	94,395,542	71,699,386	22,696,156	—
Industrial	33,023,287	22,832,346	10,190,941	—
Technology	20,873,121	15,659,453	5,213,668	—
Utilities	59,074,136	50,472,148	8,601,988	—
Exchange Traded Funds (ETFs)	19,271,004	19,271,004	—	—
Convertible Preferred Stock	2,146,963	2,146,963	—	—
Short-Term Investments:
Corporate Note	$608,117	$—	$608,117	$—
Time Deposits	10,675,840	—	10,675,840	—
Money Market Fund	3,896,069	3,896,069	—	—
Total Investments, at value	$519,288,871	$387,827,524	$131,461,347	$—
Other Financial Instruments – Liabilities
Option Contracts Written	$(5,500)	$(5,500)	$—	$—
Total Other Financial Instruments – Liabilities	$(5,500)	$(5,500)	$—	$—
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$558,852,061	$—	$558,852,061	$—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund (continued)
Investments, at value(continued)
Collateralized Mortgage Obligations	$468,633,605	$—	$468,633,605	$—
Mortgage-Backed Securities	375,910,144	—	375,910,144	—
U.S. Government Agencies & Obligations	326,166,895	—	326,166,895	—
Asset-Backed Securities	205,440,446	—	205,440,446	—
Senior Loans	22,461,897	—	22,461,897	—
Sovereign Bonds	15,539,480	—	15,539,480	—
Municipal Bonds	3,608,594	—	3,608,594	—
Common Stocks:
Communications	28,270	28,270	—	—
Consumer Cyclical	14,486	14,486	—	—
Diversified	32,645	—	32,645	—
Energy	45,752	45,752	—	—
Industrial	1,283	1,283	—	—
Utilities	6	6	—	—
Rights	1,097	—	1,097	—
Short-Term Investments:
Time Deposits	64,468,600	—	64,468,600	—
U.S. Government Obligation	6,470,938	—	6,470,938	—
Total Investments, at value	$2,047,676,199	$89,797	$2,047,586,402	$—
Other Financial Instruments – Assets
Futures Contracts	$639,796	$639,796	$—	$—
Total Other Financial Instruments – Assets	$639,796	$639,796	$—	$—
Other Financial Instruments – Liabilities
Forward Sale Commitments	$(3,776,205)	$—	$(3,776,205)	$—
Futures Contracts	(234,101)	(234,101)	—	—
Total Other Financial Instruments – Liabilities	$(4,010,306)	$(234,101)	$(3,776,205)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$13,409,697	$—	$13,409,697	$—
Communications	52,687,551	—	52,687,551	—
Consumer Cyclical	46,211,080	—	44,269,813	1,941,267
Consumer Non-cyclical	49,127,889	—	39,213,364	9,914,525
Diversified	3,802,665	—	3,802,665	—
Energy	24,314,155	—	24,314,155	—
Financial	30,623,028	—	30,623,028	—
Industrial	26,442,253	—	26,442,253	—
Insurance	1,924,103	—	1,924,103	—
Media	8,256,500	—	—	8,256,500
Technology	12,765,095	—	12,765,095	—
Utilities	18,564,700	—	18,564,700	—
Senior Loans	41,905,328	—	33,961,699	7,943,629
Asset-Backed Securities	27,289,423	146,808	27,142,615	—
Collateralized Mortgage Obligations	20,825,780	—	20,825,780	—
U.S. Government Agencies & Obligations	6,886,665	—	6,886,665	—
Sovereign Bonds	1,192,106	—	1,192,106	—
Common Stocks:
Diversified	$57,081,191	$55,406,611	$—	$1,674,580

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Financial	$3,189	$—	$—	$3,189
Exchange Traded Fund (ETF)	24,476,164	24,476,164	—	—
Warrants:
Diversified	82,008	68,977	—	13,031
Trade Claims	9,468,300	—	—	9,468,300
Short-Term Investments:
Commercial Papers	73,479,075	—	73,479,075	—
Time Deposits	13,242,984	—	13,242,984	—
U.S. Government Obligation	4,264,937	—	4,264,937	—
Money Market Fund	19,991,270	19,991,270	—	—
Total Investments, at value	$588,317,136	$100,089,830	$449,012,285	$39,215,021**
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$1,367,553	$—	$1,367,553	$—
Total Other Financial Instruments – Assets	$1,367,553	$—	$1,367,553	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$1,308,060	$—	$1,308,060	$—
Bermuda	22,805,161	—	22,805,161	—
Brazil	8,777,941	—	8,777,941	—
British Virgin Islands	201,731	—	201,731	—
Canada	46,118,370	—	46,118,370	—
Cayman Islands	11,468,777	—	11,468,777	—
Chile	26,416,476	—	26,416,476	—
Colombia	16,272,192	—	16,272,192	—
Denmark	2,040,211	—	2,040,211	—
Dominican Republic	1,102,200	—	1,102,200	—
France	1,610,182	—	1,610,182	—
Germany	6,423,752	—	6,423,752	—
India	10,266,710	—	10,266,710	—
Indonesia	13,638,289	—	13,638,289	—
Israel	2,898,295	—	2,898,295	—
Italy	9,327,402	—	9,327,402	—
Jersey, Channel Islands	6,187,847	—	6,187,847	—
Luxembourg	4,083,297	—	4,083,297	—
Malaysia	12,372,136	—	12,372,136	—
Mauritius	1,645,869	—	1,645,869	—
Mexico	6,677,265	—	6,677,265	—
Multinational	4,013,621	—	4,013,621	—
Netherlands	13,767,988	—	13,767,988	—
Norway	6,150,359	—	6,150,359	—
Paraguay	1,918,875	—	1,918,875	—
Peru	28,053,296	—	28,053,296	—
Portugal	—*	—	—	—*
Qatar	4,711,200	—	4,711,200	—
Saudi Arabia	1,563,984	—	1,563,984	—
Singapore	37,899,093	—	37,899,093	—
South Korea	26,811,069	—	26,811,069	—
Spain	4,518,133	—	4,518,133	—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Switzerland	$2,513,755	$—	$2,513,755	$—
Thailand	1,800,163	—	1,800,163	—
United Kingdom	7,443,934	—	7,443,934	—
United States	147,053,964	—	131,181,017	15,872,947
Sovereign Bonds	56,630,448	—	56,630,448	—
Senior Loans	35,582,558	—	31,906,326	3,676,232
Asset-Backed Securities	761,079	—	761,079	—
Trade Claims	8,963,100	—	—	8,963,100
Common Stocks:
Canada	1,758,181	140,012	—	1,618,169
Cayman Islands	1,845,348	1,845,348	—	—
Hong Kong	311,983	311,983	—	—
Israel	477,901	477,901	—	—
United States	31,609,306	26,670,394	—	4,938,912
Preferred Stocks:
Bermuda	1,917,143	1,917,143	—	—
United Kingdom	2,041,036	2,041,036	—	—
United States	13,322,370	12,879,720	442,650	—
Exchange Traded Fund (ETF)	1,330,571	1,330,571	—	—
Warrants:
Bermuda	—*	—	—	—*
Brazil	—*	—	—	—*
Israel	—*	—	—	—*
United Kingdom	3,675	3,675	—	—
United States	8,735	8,735	—	—
Convertible Preferred Stock	153,800	153,800	—	—
Purchased Options	14,535	14,535	—	—
Short-Term Investments:
Commercial Papers	31,309,971	—	31,309,971	—
Time Deposits	17,637,056	—	17,637,056	—
Money Market Fund	1,260,890	1,260,890	—	—
Total Investments, at value	$706,801,283*	$49,055,743	$622,676,180	$35,069,360**
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$553,113	$—	$553,113	$—
Total Other Financial Instruments – Assets	$553,113	$—	$553,113	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(427,271)	$(427,271)	$—	$—
Securities Sold Short:
Corporate Bond & Note	(4,380,688)	—	(4,380,688)	—
Exchange Traded Funds (ETFs)	(1,343,612)	(1,343,612)	—	—
Common Stock	(962)	(962)	—	—
Total Other Financial Instruments – Liabilities	$(6,152,533)	$(1,771,845)	$(4,380,688)	$—

* Includes securities that are fair valued by the Board at $0.
** The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Fair Value at August 31, 2022	Valuation Technique	Unobservable Input	Range	Weighted Average	Impact
Destinations Low Duration Fixed Income Fund
Senior Loans	$7,943,629	Prior Transaction Analysis	Transaction Price	100	100	Increase
Common Stock	$1,690,800	Prior Transaction Analysis	Transaction Price	0.10 – 10.02	9.72	Increase
Corporate Bond	$20,112,292	Prior Transaction Analysis	Transaction Price	84.25 – 100.50	91.73	Increase
Trade Claim	$9,468,300	Prior Transaction Analysis	Transaction Price	90	90	Increase
Total	$39,215,021
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$3,676,231	Prior Transaction Analysis	Transaction Price	77.84 – 100	96	Increase
Common Stock	$4,644,731	Prior Transaction Analysis	Transaction Price	0.07 – 117	39.06	Increase
Common Stock	$3,057,600	Market Comparables	Enterprise Value/ EBITDA multiple	3.02x	3.02x	Increase
Corporate Bond	$14,727,698	Prior Transaction Analysis	Transaction Price	1 – 95.75	89.56	Increase
Trade Claim	$8,963,100	Prior Transaction Analysis	Transaction Price	90	90	Increase
Total	$35,069,360
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$748,152,228	$—	$748,152,228	$—
Short-Term Investments:
Municipal Bond	7,033,165	—	7,033,165	—
Time Deposits	68,048,188	—	68,048,188	—
Total Investments, at value	$823,233,581	$—	$823,233,581	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$296,921,498	$—	$296,921,498	$—
Corporate Bonds & Notes	126,278,923	—	126,278,923	—
Asset-Backed Securities	108,322,976	—	108,322,976	—
Senior Loan	4,688,950	—	4,688,950	—
Common Stocks	284,589,020	284,589,020	—	—*
Open-End Funds	230,193,730	230,193,730	—	—
Preferred Stocks	10,961,726	10,961,726	—	—
Warrants	895,586	893,256	—	2,330
Purchased Swaption	10,844,332	—	10,844,332	—
Short-Term Investments:
Time Deposits	106,937,451	—	106,937,451	—
Money Market Fund	3,614,500	3,614,500	—	—
Total Investments, at value	$1,184,248,692	$530,252,232	$653,994,130	$2,330

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2022	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Investments, at value (continued)
Other Financial Instruments – Assets
OTC Credit Default Swaps	$329,172	$—	$329,172	$—
OTC Total Return Swaps	459,217	—	459,217	—
Total Other Financial Instruments – Assets	$788,389	$—	$788,389	$—
Other Financial Instruments – Liabilities
Swaption Contracts Written	$(3,529,306)	$—	$(3,529,306)	$—
OTC Credit Default Swaps	(5,017,284)	—	(5,017,284)	—
OTC Total Return Swaps	(85,082)	—	(85,082)	—
Securities Sold Short:
Exchange Traded Funds (ETFs)	(94,731,951)	(94,731,951)	—	—
Common Stock	(1,020,675)	(1,020,675)	—	—
Corporate Bond & Note	(4,853,840)	—	(4,853,840)	—
Total Other Financial Instruments – Liabilities	$(109,238,138)	$(95,752,626)	$(13,485,512)	$—
Destinations Shelter Fund
Investments, at value
Common Stocks	$107,875,578	$107,875,578	$—	$—
Purchased Options	2,403,900	2,403,900	—	—
Short-Term Investments:
Time Deposit	1,403,778	—	1,403,778	—
Total Investments, at value	$111,683,256	$110,279,478	$1,403,778	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(1,298,235)	$(1,298,235)	$—	$—
Total Other Financial Instruments – Liabilities	$(1,298,235)	$(1,298,235)	$—	$—

*
Includes securities that are fair valued at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2022 through August 31, 2022:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Trade Claim	Rights
Destinations Large Cap Equity Fund
Balance as of February 28, 2022	$21,549,844	$8,121,984	$—	$13,427,860	$—	$—	$—	$—
Purchases	—	—	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(3,213,927)	(1,759,958)	—	(1,453,969)	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—
Balance as of August 31, 2022	$18,335,917	$6,362,026	$—	$11,973,891	$—	$—	$—	$—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Trade Claim	Rights
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2022	$(3,213,927)		$(1,759,958)	$—	$(1,453,969)	$—		$—	$—	$—
Destinations International Equity Fund
Balance as of February 28, 2022	$7,031,838		$6,972,941	$—	$43,680	$—		$402	$—	$14,815
Purchases	52,881		52,881	—	—	—		—	—	—
(Sales/Paydowns)	(2,269,774)		(2,269,774)	—	—	—		—	—	—
Total realized gain (loss)	(10,867,782)		(10,867,782)	—	—	—		—	—	—
Change in unrealized appreciation (depreciation)	7,360,608		7,388,719	—	(13,122)	—		(174)	—	(14,815)
Transfers In	—		—	—	—	—		—	—	—
Transfers Out	(613,112)		(612,884)	—	—	—		(228)	—	—
Balance as of August 31, 2022	$694,659		$664,101	$—	$30,558	$—		$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2022	$454,038		$467,334	$—	$(13,122)	$—		$(174)	$—	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2022	$48,819,838		$1,506,186	$22,353,932	$—	$15,479,023		$12,397	$9,468,300	$—
Purchases	(10,874,793)		—	—	—	(10,887,668)		12,875	—	—
(Sales/Paydowns)	(4,951,260)		(187,260)	—	—	(4,764,000)		—	—	—
Total realized gain (loss)	224,761		183,175	—	—	31,202		—	—	—
Change in unrealized appreciation (depreciation)	(1,653,137)		(64,602)	(1,729,431)	—	141,443		(547)	—	—
Transfers In	10,125,166		240,270	1,951,651	—	7,943,629		—	—	—
Transfers Out	(2,475,554)		—	(2,463,860)	—	—		(11,694)	—	—
Balance as of August 31, 2022	$39,215,021		$1,677,769	$20,112,292	$—	$7,943,629		$13,031	$9,468,300	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2022	$(1,746,692)		$(16,714)	$(1,729,431)	$—	$—		$156	$—	$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2022	$32,969,834		$4,865,798	$16,298,830	$—	$2,842,106	$	—*	$8,963,100	$—
Purchases	7,205,702		7,125,953	—	—	79,748		—	—	—
(Sales/Paydowns)	(7,844,732)		(7,844,732)	—	—	—		—	—	—
Total realized gain (loss)	374,633		374,633	—	—	—		—	—	—
Change in unrealized appreciation (depreciation)	264,848		2,035,429	(1,571,132)	—	(199,448)		—	—	—
Transfers In	2,099,075		—	1,145,249	—	953,826		—	—	—
Transfers Out	—		—	—	—	—		—	—	—
Balance as of August 31, 2022	$35,069,360		$6,557,081	$15,872,947	$—	$3,676,232		$—	$8,963,100	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2022	$389,324		$2,161,831	$(1,573,059)	$—	$(199,448)		$—	$—	$—
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2022	$—	$	—*	$—	$—	$—		$—	$—	$—
Purchases	—		—*	—	—	—		—	—	—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Trade Claim	Rights
(Sales/Paydowns)	—		—	—	—	—	—	—	—
Total realized gain (loss)	—		—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—		—	—	—	—	—	—	—
Transfers In	2,330		—	—	—	—	2,330	—	—
Transfers Out	—		—	—	—	—	—	—	—
Balance as of August 31, 2022	$2,330	$	—*	$—	$—	$—	$2,330	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2022	$—		$—	$—	$—	$—	$—	$—	$—

*
Includes securities that are fair valued at $0.

4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements,

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2022:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$29,693	$29,693
	$—	$—	$—	$29,693	$29,693

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$—	$—	$—	$6,599	$6,599
	$—	$—	$—	$6,599	$6,599

Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(454,332)	$(454,332)
	$—	$—	$—	$(454,332)	$(454,332)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$239,328	$239,328
	$—	$—	$—	$239,328	$239,328
Destinations International Equity Fund
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk		Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—		$—	$—	$26,376	$26,376
Net realized gain (loss) on forward foreign currency contracts	—		12,033	—	—	12,033
	$—		$12,033	$—	$26,376	$38,409
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—		$—	$—	$(11,428)	$(11,428)
	$—	$		$—	$(11,428)	$(11,428)
Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$5,500	$5,500
	$—	$—	$—	$5,500	$5,500

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$(23,494)	$(23,494)
	$—	$—	$—	$(23,494)	$(23,494)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(1,053)	$(1,053)
	$—	$—	$—	$(1,053)	$(1,053)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$639,796	$—	$—	$—	$639,796
	$639,796	$—	$—	$—	$639,796
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$234,101	$—	$—	$—	$234,101
	$234,101	$—	$—	$—	$234,101
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$3,321,477	$—	$—	$—	$3,321,477
	$3,321,477	$—	$—	$—	$3,321,477
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$906,890	$—	$—	$—	$906,890
	$906,890	$—	$—	$—	$906,890

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(e)	$—	$1,367,553	$—	$—	$1,367,553
	$—	$1,367,553	$—	$—	$1,367,553
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$5,278,622	$—	$—	$5,278,622
	$—	$5,278,622	$—	$—	$5,278,622
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$414,227	$—	$—	$414,227
	$—	$414,227	$—	$—	$414,227
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(f)	$—	$—	$—	$14,535	$14,535
Unrealized appreciation on forward foreign currency contracts(e)	—	553,113	—	—	553,113
	$—	$553,113	$—	$14,535	$567,648
Liability derivatives
Options contracts written outstanding(d)	$407,891	$—	$—	$19,380	$427,271
	$407,891	$—	$—	$19,380	$427,271

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(228,063)	$(228,063)
Net realized gain (loss) on options contracts written	92,094	—	—	361,953	454,047
Net realized gain (loss) on forward foreign currency contracts	—	3,542,454	—	—	3,542,454
	$92,094	$3,542,454	$—	$133,890	$3,768,438
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased option contracts	$—	$—	$—	$(15,343)	$(15,343)
Net change in unrealized appreciation (depreciation) on options contracts written	$(31,638)	$—	$—	$113,587	$81,949
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(136,627)	$—	$—	$(136,627)
	$(31,638)	$(136,627)	$—	$98,244	$(70,021)
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$329,172	$459,217	$788,389
Interest rate purchased swaption contracts(f)	10,844,332	—	—	—	10,844,332
	$10,844,332	$—	$329,172	$459,217	$11,632,721
Liability derivatives
Unrealized depreciation on swap contracts(h)	$—	$—	$5,017,284	$85,082	$5,102,366
Interest rate swaptions contracts written(d)	3,529,306	—	—	—	3,529,306
	$3,529,306	$—	$5,017,284	$85,082	$8,631,672
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$1,864,106	$2,674,751	$4,538,857
Net realized gain (loss) on option contracts purchased .	—	—	—	(1,644,469)	(1,644,469)
Net realized gain (loss) on option contracts written .	—	—	—	534,620	534,620

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Net realized gain (loss) on interest rate swaption contracts purchased	1,555,000	—	—	—	1,555,000
	$1,555,000	$—	$1,864,106	$1,564,902	$4,984,008
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts purchased	$7,676,773	$—	$—	$—	$7,676,773
Net change in unrealized appreciation (depreciation) on interest rate swaptions contracts written	(2,742,289)	—	—	—	(2,742,289)
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	(3,923,025)	649,818	(3,273,207)
	$4,934,484	$—	$(3,923,025)	$649,818	$1,661,277

Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(f)	$—	$—	$—	$2,403,900	$2,403,900
	$—	$—	$—	$2,403,900	$2,403,900
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$1,298,235	$1,298,235
	$—	$—	$—	$1,298,235	$1,298,235
Effect of Derivative Instruments on the Statements of Operations of August 31, 2022
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(1,085,783)	$(1,085,783)
Net realized gain (loss) on options contracts written	—	—	—	4,124,368	4,124,368
	$—	$—	$—	$3,038,585	$3,038,585
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased option contracts	$—	$—	$—	$(1,128,834)	$(1,128,834)
Net change in unrealized appreciation (depreciation) on option contracts written	—	—	—	13,851	13,851
	$—	$—	$—	$(1,114,983)	$(1,114,983)

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Options contracts written, at value, swaptions contracts written, at value.

(e)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(f)
Statements of Assets and Liabilities location: Investments, at value.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(h)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2022 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$2,944,967
Destinations International Equity Fund
Average notional amounts
Option contracts written	$3,625(a)
Forward foreign currency contracts	312,068(b)
Destinations Equity Income Fund
Average notional amounts
Option contracts written	$5,330(c)
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$211,568,631
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$48,578,763
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchased	$164,663
Option contracts written	562,214
Forward foreign currency contracts	31,257,420
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Interest Rate Swaption contracts purchased	$7,976,060

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Average notional amounts
Interest Rate Swaption contracts written	2,521,896
Swap contracts	207,209,720
Option contracts purchased	433,875(d)
Option contracts written	104,078(d)
Destinations Shelter Fund
Average notional amounts
Option contracts purchased	$3,654,536
Option contracts written	1,043,512

(a)
Positions were open for three months during the period.

(b)
Positions were open for one month during the period.

(c)
Positions were open for four months during the period.

(d)
Positions were open for two months during the period.

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2022.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$25,772,240	$—	$(25,772,240)	$—
Destinations Small-Mid Cap Equity Fund	36,908,160	—	(36,908,160)	—
Destinations International Equity Fund	18,134,437	—	(18,134,437)	—
Destinations Equity Income Fund	3,651,323	—	(3,651,323)	—
Destinations Low Duration Fixed Income Fund	19,525,240	—	(19,525,240)	—
Destinations Global Fixed Income Opportunities Fund	1,226,517	—	(1,226,517)	—
Destinations Multi Strategy Alternatives Fund	3,595,522	—	(3,595,522)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $27,118,026, $37,045,021, $19,760,541, $3,896,069, $19,991,270, $1,260,890 and $3,614,500, respectively, which was subsequently invested in Federated Government Obligations Fund, Premier Class, as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at August 31, 2022 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$27,118,026	$—	$—	$—	$27,118,026
Total Borrowings	$27,118,026	$—	$—	$—	$27,118,026
Gross amount of recognized liabilities for securities lending transactions					$27,118,026
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$37,045,021	$—	$—	$—	$37,045,021
Total Borrowings	$37,045,021	$—	$—	$—	$37,045,021
Gross amount of recognized liabilities for securities lending transactions					$37,045,021

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2022
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$19,760,541	$—	$—	$—	$19,760,541
Total Borrowings	$19,760,541	$—	$—	$—	$19,760,541
Gross amount of recognized liabilities for securities lending transactions					$19,760,541
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$3,896,069	$—	$—	$—	$3,896,069
Total Borrowings	$3,896,069	$—	$—	$—	$3,896,069
Gross amount of recognized liabilities for securities lending transactions					$3,896,069
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions
Common Stocks	$19,991,270	$—	$—	$—	$19,991,270
Total Borrowings	$19,991,270	$—	$—	$—	$19,991,270
Gross amount of recognized liabilities for securities lending transactions					$19,991,270
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Preferred Stocks	$1,088,690	$—	$—	$—	$1,088,690
Common Stocks	$172,200	$—	$—	$—	$172,200
Total Borrowings	$1,260,890	$—	$—	$—	$1,260,890
Gross amount of recognized liabilities for securities lending transactions					$1,260,890
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Warrants	$100	$—	$—	$—	$100
Common Stocks	$3,614,400	$—	$—	$—	$3,614,400
Total Borrowings	$3,614,500	$—	$—	$—	$3,614,500
Gross amount of recognized liabilities for securities lending transactions					$3,614,500

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.
(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2022 tax returns.

(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table summarizes the Funds’ wholly unfunded loans positions as of August 31, 2022.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income Fund
athenahealth Group Inc.	$55,797	$55,540	$53,286	$(2,254)
Hillman Group, Inc.	6,211	6,211	—	(6,211)
	$62,008	$61,751	$53,286	$(8,465)
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Global Fixed Income Opportunities Fund
Inotiv, Inc.	2,142,000	2,104,364	2,077,740	(26,624)
	$2,142,000	$2,104,364	$2,077,740	$(26,624)

(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2022 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2022.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$1,367,553	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,367,553	$—
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$553,113	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$553,113	$—
Destinations Multi Strategy Alternatives Fund:
Swaptions	$10,844,332	$3,529,306
Swap contracts	788,389	5,102,366
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$11,632,721	$8,631,672

(a)
Excludes exchange-traded derivatives.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2022.
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$1,367,553	$—	$—	$1,367,553
Total Over-the-counter derivative instruments	$1,367,553	$—	$—	$1,367,553
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$553,113	$—	$—	$553,113
Total Over-the-counter derivative instruments	$553,113	$—	$—	$553,113

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(b)	Net Amount(c)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co. – Driehaus Capital Management LLC	$459,217	$(85,082)	$—	$374,135
Goldman Sachs & Co. – LMCG Investments, LLC	3,556,363	(2,713,220)	—	843,143
Morgan Stanley Capital Services LLC – LMCG Investments, LLC	7,617,141	(5,833,370)	—	1,783,771
Total Over-the-counter derivative instruments	$11,632,721	$(8,631,672)	$—	$3,001,049
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(d)	Other Cash Collateral(b)	Net Amount(e)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co. – Driehaus Capital Management LLC	$85,082	$(85,082)	$—	$—
Goldman Sachs & Co. – LMCG Investments, LLC	2,713,220	(2,713,220)	—	—
Morgan Stanley Capital Services LLC – LMCG Investments, LLC	5,833,370	(5,833,370)	—	—
Total Over-the-counter derivative instruments	$8,631,672	$(8,631,672)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)
Net amount represents the net amount payable to the counterparty in the event of default.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation,

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

6. Significant Risks and Uncertainties (continued)
taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

(f)
LIBOR Replacement. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.22%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.50%	0.39%	0.90%
Destinations International Equity Fund	0.52%	0.39%	1.00%
Destinations Equity Income Fund	0.31%	0.39%	0.80%
Destinations Core Fixed Income Fund	0.19%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.31%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.15%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.52%	0.39%	1.35%
Destinations Shelter Fund	0.35%	0.39%	0.85%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2023 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2022, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$3,379,417
Destinations Small-Mid Cap Equity Fund	33,351
Destinations International Equity Fund	1,053,003
Destinations Equity Income Fund	267,318
Destinations Core Fixed Income Fund	744,251
Destinations Low Duration Fixed Income Fund	10,846
Destinations Global Fixed Income Opportunities Fund	401,104
Destinations Municipal Fixed Income Fund	716,226
Destinations Multi Strategy Alternatives Fund	2,745,255
Destinations Shelter Fund	64,508
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:
Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations Large Cap Equity Fund	$401,620	$6,717,098	$3,410,009

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the period ended August 31, 2022, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$3,282,048
Destinations Small-Mid Cap Equity Fund	820,992
Destinations International Equity Fund	1,635,703
Destinations Equity Income Fund	362,473
Destinations Core Fixed Income Fund	1,411,606
Destinations Low Duration Fixed Income Fund	397,643
Destinations Global Fixed Income Opportunities Fund	510,718
Destinations Municipal Fixed Income Fund	626,581
Destinations Multi Strategy Alternatives Fund	855,016
Destinations Shelter Fund	87,010
9. Investments
During the period ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,572,353,418	$1,803,785,257	$—	$—
Destinations Small-Mid Cap Equity Fund	740,336,618	789,445,499	—	—
Destinations International Equity Fund	699,253,920	793,279,810	—	—
Destinations Equity Income Fund	179,053,008	138,728,232	—	—
Destinations Core Fixed Income Fund	1,961,304,780	2,077,917,656	1,714,155,054	1,858,259,290
Destinations Low Duration Fixed Income Fund	219,765,091	261,467,561	22,034,384	27,016,101
Destinations Global Fixed Income Opportunities Fund	133,684,612	205,920,772	—	—
Destinations Municipal Fixed Income Fund	177,786,174	193,884,033	—	—
Destinations Multi Strategy Alternatives Fund	229,438,478	289,728,457	—	—
Destinations Shelter Fund	3,940,698	6,517,922	—	—

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

9. Investments (continued)
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	104,516,659	108,692,615	104,516,659	108,692,615
Destinations Low Duration Fixed Income Fund	10	10	—	—
Destinations Global Fixed Income Opportunities Fund	33,824,936	6,108,218	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	71,172,380	54,751,676	—	—
Destinations Shelter Fund	—	—	—	—
At August 31, 2022, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,974,948,865	$831,274,956	$(296,316,760)	534,958,196
Destinations Small-Mid Cap Equity Fund	1,096,019,878	159,364,273	(71,058,698)	88,305,575
Destinations International Equity Fund	2,136,590,603	361,721,297	(316,308,892)	45,412,405
Destinations Equity Income Fund	501,778,336	51,053,686	(33,548,651)	17,505,035
Destinations Core Fixed Income Fund	2,284,839,932	3,135,277	(243,669,520)	(240,534,243)
Destinations Low Duration Fixed Income Fund	621,643,479	3,575,189	(35,533,979)	(31,958,790)
Destinations Global Fixed Income Opportunities Fund	752,040,953	6,491,567	(57,330,657)	(50,839,090)
Destinations Municipal Fixed Income Fund	859,576,270	765,305	(37,107,994)	(36,342,689)
Destinations Multi Strategy Alternatives Fund	1,063,314,088	67,072,664	(54,587,809)	12,484,855
Destinations Shelter Fund	124,706,151	4,206,946	(18,528,076)	(14,321,130)
10. Shares of Beneficial Interest
At August 31, 2022, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2022, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

10. Shares of Beneficial Interest (continued)
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2022		Period ended August 31, 2022		Year ended February 28, 2022		Year ended February 28, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	17,420,321	$234,676,883	3,965,660	$41,901,979	67,703,618	$1,103,438,865	23,065,446	$307,509,210
Shares issued on reinvestment	—	—	—	—	47,589,443	737,636,369	7,430,362	89,090,035
Shares repurchased	(32,131,139)	(427,520,833)	(8,376,888)	(87,567,113)	(64,991,965)	(1,096,768,348)	(7,270,147)	(97,620,389)
Net Increase	(14,710,818)	$(192,843,950)	(4,411,228)	$(45,665,134)	50,301,096	$744,306,886	23,225,661	$298,978,856
Destinations Small-Mid Cap Equity Fund
Shares sold	5,175,880	$62,677,364	1,223,118	$11,124,952	19,166,704	$297,005,363	6,190,364	$78,783,437
Shares issued on reinvestment	—	—	—	—	19,897,568	276,576,197	3,233,640	33,532,848
Shares repurchased	(9,875,594)	(118,253,073)	(2,407,777)	(21,823,680)	(17,715,345)	(284,468,165)	(2,084,378)	(25,683,964)
Net Increase	(4,699,714)	$(55,575,709)	(1,184,659)	$(10,698,728)	21,348,927	$289,113,395	7,339,626	$86,632,321
Destinations International Equity Fund
Shares sold	9,725,944	$118,259,750	1,964,488	$20,937,112	48,301,639	$718,986,973	13,024,657	$172,083,487
Shares issued on reinvestment	—	—	—	—	7,394,379	106,257,235	963,003	11,989,392
Shares repurchased	(17,852,238)	(215,392,595)	(3,953,044)	(41,853,929)	(24,463,688)	(371,411,313)	(2,916,018)	(38,215,141)
Net Increase	(8,126,294)	$(97,132,845)	(1,988,556)	$(20,916,817)	31,232,330	$453,832,895	11,071,642	$145,857,738
Destinations Equity Income Fund
Shares sold	6,517,955	$77,722,278	838,944	$9,593,947	9,047,865	$105,617,365	2,024,865	$22,657,044
Shares issued on reinvestment	487,563	5,575,975	46,406	513,404	1,048,797	12,040,971	97,939	1,091,506
Shares repurchased	(3,912,728)	(45,723,354)	(791,905)	(9,046,771)	(7,176,260)	(82,484,563)	(700,084)	(7,803,737)
Net Increase	3,092,790	$37,574,899	93,445	$1,060,580	2,920,402	$35,173,773	1,422,720	$15,944,813
Destinations Core Fixed Income Fund
Shares sold	14,129,051	$126,134,890	2,092,863	$19,290,670	39,189,586	$391,752,962	12,208,877	$126,031,585
Shares issued on reinvestment	2,195,616	19,455,812	206,002	1,877,345	8,242,807	81,742,945	719,136	7,322,356
Shares repurchased	(19,290,729)	(171,743,649)	(4,319,908)	(40,036,183)	(41,239,978)	(411,407,304)	(3,877,150)	(39,644,563)
Net Increase	(2,966,062)	$(26,152,947)	(2,021,043)	$(18,868,168)	6,192,415	$62,088,603	9,050,863	$93,709,378
Destinations Low Duration Fixed Income Fund
Shares sold	4,582,172	$43,468,835	588,882	$5,724,556	19,903,695	$194,152,137	3,364,413	$33,535,547
Shares issued on reinvestment	1,113,007	10,495,951	93,674	903,113	1,983,712	19,330,200	151,405	1,506,794
Shares repurchased	(6,148,108)	(58,305,838)	(1,099,161)	(10,690,766)	(9,227,838)	(90,072,075)	(757,219)	(7,547,679)
Net Increase	(452,929)	$(4,341,052)	(416,605)	$(4,063,097)	12,659,569	$123,410,262	2,758,599	$27,494,662
Destinations Global Fixed Income Opportunities Fund
Shares sold	5,582,394	$52,945,540	719,438	$6,955,768	13,151,293	$131,429,645	3,828,562	$38,991,349
Shares issued on reinvestment	1,448,472	13,632,986	126,066	1,208,659	2,998,282	29,867,741	237,242	2,404,353
Shares repurchased	(7,678,764)	(72,740,612)	(1,362,127)	(13,212,386)	(16,156,558)	(160,548,450)	(1,340,960)	(13,570,620)
Net Increase	(647,898)	$(6,162,086)	(516,623)	$(5,047,959)	(6,983)	$748,936	2,724,844	$27,825,082
Destinations Municipal Fixed Income Fund
Shares sold	4,639,433	$45,091,708	785,452	$7,691,782	14,764,790	$153,593,332	3,163,542	$33,049,295
Shares issued on reinvestment	697,158	6,743,479	38,978	378,179	1,284,662	13,320,546	61,705	641,326
Shares repurchased	(10,865,313)	(105,484,533)	(901,653)	(8,793,933)	(13,163,074)	(136,501,200)	(1,215,536)	(12,605,433)
Net Increase	(5,528,722)	$(53,649,346)	(77,223)	$(723,972)	2,886,378	$30,412,678	2,009,711	$21,085,188
Destinations Multi Strategy Alternatives Fund
Shares sold	6,889,638	$69,180,061	1,148,173	$11,257,764	23,458,808	$248,568,216	6,288,112	$65,274,948
Shares issued on reinvestment	719,081	7,091,927	71,770	689,860	5,036,403	52,757,833	455,537	4,653,976
Shares repurchased	(10,283,763)	(103,016,175)	(2,126,610)	(20,878,991)	(18,748,571)	(198,834,909)	(1,718,387)	(17,735,424)
Net Increase	(2,675,044)	$(26,744,187)	(906,667)	$(8,931,367)	9,746,640	$102,491,140	5,025,262	$52,193,500
Destinations Shelter Fund
Shares sold	506,519	$4,720,176	18,168	$163,062	13,274,968	$131,089,495	228,378	$2,259,436
Shares issued on reinvestment	10,339	92,252	330	2,914	4,104	42,023	102	1,036
Shares repurchased	(1,245,613)	(11,403,627)	(21,741)	(203,438)	(388,987)	(3,841,704)	(4,344)	(42,627)
Net Increase	(728,755)	$(6,591,199)	(3,243)	$(37,462)	12,890,085	$127,289,814	224,136	$2,217,845

Notes to Financial Statements
August 31, 2022 (unaudited) (continued)

11. Regulation Regarding Derivatives
Rule 18f-4 under the 1940 Act governs a Fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of  “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including a Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions, if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transactions and the transaction will settle within 35 days of its trade date.
Rule 18f-4 requires that a Fund that invests in Derivatives Transactions above a specified amount adopt and implement a derivatives risk management program administered by a derivatives risk manager that is appointed by and overseen by the Funds’ Board, and comply with an outer limit on Fund leverage risk based on value at risk. A Fund that uses Derivative Transactions in a limited amount are considered “limited derivatives users,” as defined in Rule 18f-4, will not be subject to the full requirements of Rule 18f-4, but will have to adopt and implement policies and procedures reasonably designed to manage the Funds’ derivatives risk. A Fund will be subject to reporting and recordkeeping requirements regarding its use of Derivative Transactions. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements.
The requirements of Rule 18f-4 may limit a Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. There may be additional regulation of the use of Derivatives Transactions by registered investment companies, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of Derivatives Transactions may make them more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
12. Recent Accounting Pronouncements
The Securities and Exchange Commission previously adopted Rule 2a-5, which had a compliance date of September 8, 2022. Rule 2a-5 addresses valuation practices and the role of the board of directors with respect to the fair valuation of the investments of a registered investment company. Pursuant to the Rule, the Board designated a committee of persons at the investment adviser as the “valuation designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The valuation designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the valuation designee’s fair value determinations.
13. Change of Independent Registered Public Accounting Firm
On August 10, 2022, BBD, LLP (“BBD”) resigned as the independent registered public accounting firm to the Funds. BBD communicated its resignation to the Registrant’s Board.

Notes to Financial Statements
August 31, 2022 (unaudited) (concluded)

13. Change of Independent Registered Public Accounting Firm (concluded)
BBD’s reports on the Funds’ financial statements for the fiscal years ended February 28, 2022 and February 28, 2021 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.
During the fiscal years ended February 28, 2022 and February 28, 2021: (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused BBD to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On August 10, 2022, the Audit Committee of the Board approved the selection of KPMG LLP (“KPMG”) as the Funds’ independent registered public accounting firm for the fiscal year ending February 28, 2023. During the Funds’ fiscal years ended February 28, 2022 and February 28, 2021, neither the Funds, nor anyone on their behalf, consulted with KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
14. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Investment Advisory Agreements (unaudited)

Board Approval of Advisory Agreements
Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Brinker Capital Investments, LLC (“Brinker”), have entered into an investment management agreement (the “Management Agreement”), pursuant to which Brinker selects investments in third-party funds, serves as a “manager of managers” for the Trust in that it selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between Brinker and each Sub-adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-advisory Agreement, only the approval of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued orders dated March 13, 2020, March 25, 2020, and June 19, 2020 (the “Orders”) that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements.
Board Considerations of Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of a new Sub-Advisory Agreement with a new Sub-Adviser. In particular, at a meeting of the Board of the Trust held on March 8-9, 2022, Brinker recommended and the Board, including all of the Independent Trustees, renewed existing Sub-advisory Agreements (i) for the management of the Destinations International Equity Fund with Baron Capital Management, Inc., MFS Investment Management and Wasatch Advisors, Inc., and (ii) for the management of the Destinations Equity Income Fund with Federated Equity Management Company of Pennsylvania. Further, at a meeting of the Board held on June 7-8, 2022, Brinker recommended and the Board, including all of the Independent Trustees, approved one new Sub-Advisory Agreement, and renewed six existing Sub-Advisory Agreements. The approval of the new Sub-Advisory Agreement covered the management of the Destinations International Equity Fund by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). The renewal of existing Sub-Advisory Agreements included (i) the management of the Destinations Large Cap Equity Fund by each of Columbia Management Investment Advisers, LLC, Newton Investment Management North America LLC, River Road Asset Management, LLC, Strategas Asset Management, LLC and T. Rowe Price Associates (“T. Rowe”); (ii) the management of the Destinations Equity Income Fund by Neuberger Berman Investment Advisers, LLC; and (iii) the management of the Destinations International Equity Fund by T. Rowe.
Pursuant to the Sub-advisory Agreement, the Sub-advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to it. In the context of Sub-advisory agreement renewals, the Board also considered information provided by Brinker during prior meetings, and in the context of the approval of the new Sub-advisory Agreement, the Board considered certain introductory information that Brinker had provided during prior meetings regarding the background of Loomis Sayles and Brinker’s thesis for incorporating its investment strategy for the Destinations International Equity Fund. In doing so, the Trustees requested and received information from Brinker and the Sub-advisers that they deemed reasonably necessary for their review of the Sub-advisory Agreements and to evaluate the relevant performance of the Sub-advisers, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of the approval). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker and the Sub-advisers.

In voting to approve the Sub-advisory Agreements, the Trustees considered whether the renewal or approval of the Sub-advisory Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Sub-advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-advisers under the Sub-advisory Agreements. The Trustees considered information regarding the process by which Brinker selected and recommended the Sub-advisers to the Board for renewal or approval, and the supervisory activities over the Sub-advisers performed by Brinker, including monitoring the Sub-advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-advisers proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-advisers and of other key personnel of the Sub-advisers. The Board specifically took into account how each Sub-adviser’s investment processes and capabilities were expected to complement the other Sub-advisers to the Fund. The Trustees discussed the terms of the Sub-advisory Agreements and considered Brinker’s favorable assessment of the nature and quality of the Sub-advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and of each Sub-adviser. In the case of the new Sub-Advisory Agreement, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of Loomis Sayles’ compliance policies and procedures and Codes of Ethics.
The Board discussed with representatives of Brinker, the portfolio management strategies proposed to be employed (or continue to be employed) by the Sub-advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by the Sub-advisers were adequate and appropriate in light of  (i) the Sub-advisers’ experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-advisers in managing the portion of the Funds’ assets allocated to it, (iii) how the Sub-advisers were expected to complement the applicable Fund’s existing Sub-advisers, (iv) the Sub-advisers’ compliance program, and (v) Brinker’s recommendation to engage each Sub-adviser.
Performance
The Board received information from management regarding the Sub-advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of Brinker the investment strategy to be employed by each Sub-adviser, its portfolio managers’ experience, and Brinker’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by Brinker in evaluating Sub-adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-advisory Agreements.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-advisory Agreements, noting that the fees would be payable by Brinker to each Sub-adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the fees payable to the Sub-advisers with respect to the assets to be managed by the Sub-advisers were reasonable and appropriate. The Board recognized that, because the Sub-advisers’ fee would be paid by Brinker, and not the Funds, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. The Board received and considered a profitability analysis of Brinker with respect to the addition of Loomis Sayles as a Sub-adviser to the Destinations International Equity Fund, as well as the sub-advisory fees to be paid under the Sub-advisory Agreements proposed for renewal, and determined that Brinker’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-adviser’s fee would be paid by Brinker, and not the Funds, an analysis of economies of scale with respect to the Sub-advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. Accordingly, economies of scale with respect to the Sub-advisers were not materially considered relevant at that time to the Board’s decision to approve the Sub-advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-advisers by virtue of its relationship with the Funds, such as a reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-advisory Agreements, having determined that the Sub-advisory Agreements would be in the best interest of the applicable Funds and their shareholders.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Adviser, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital Investments, LLC (the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses, and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Osterweis Capital Management since May 2022; Optimum Fund Trust from 2011 to 2015.
Nicholas M. Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland).
INTERESTED TRUSTEES*
Joseph V. Del Raso** Troutman Pepper Hamilton LLP Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chair of the Board of Trustees	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2020 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	10	Board of Directors/Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc. MMI Executive Committee since 2021; MMI Board of Governors (2020-2021); MMI Leadership Pathway (2016 to 2020); Envestnet Institute Women In Wealth (2017 to 2020); St. Peter’s University Board of Trustees and Chair of Investment Committee of St. Peter’s University since 2021; St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Kylee Beach Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1984	President	Since August 2022	General Counsel and Secretary (Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, LLC, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings, Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC , since 2020; Advizr, Inc. , since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology, Inc., since 2022; TownSquare Capital, LLC , since 2022; Associate General Counsel (NorthStar Financial Services Group, LLC from 2012 to 2018.
Kevin Fustos Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.
Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Julie Vossler Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1968	Deputy Chief Operating Officer	Since August 2022	Director of Funds Management of Brinker Capital Investments, LLC since 2022; Mutual Funds Consultant at Lincoln Financial Group from 2017 to 2022; Senior Paralegal at Nationwide Financial Services from 2014 to 2017.
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2020; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Grant Engelbart, CFA, CAIA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2021	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2021; Senior Portfolio Manager and Director of Research at CLS Investments, LLC from 2018 to 2021; Portfolio Manager at CLS Investments, LLC from 2013 to 2018.
Patrick Amerson Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments, LLC since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.
Michael Hadden, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Portfolio Manager at Brinker Capital Investments, LLC since 2020; Investment Research Analyst at CLS Investments, LLC from 2018 to 2020; Junior Investment Analyst at CLS Investments LLC from 2017 to 2018.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Brian Storey, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1974	Investment Officer	Since June 2022	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.

***
The President, Treasurer, and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital Investments, LLC
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluations of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Kylee Beach
Kylee Beach
President

Date:	October 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kylee Beach
Kylee Beach
President

Date:	October 28, 2022

Brinker Capital Destinations Trust

By:	/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer

Date:	October 28, 2022